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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Value Advantage Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Consumer Discretionary: 4.2%
100,783	L	APN News & Media Ltd.	$34,896	0.0
7,914		ARB Corp. Ltd.	76,535	0.1
50,953	L	Ardent Leisure Group	96,731	0.1
67,423		Aristocrat Leisure Ltd.	410,068	0.4
26,137		Automotive Holdings Group Ltd.	72,808	0.1
10,455		Breville Group Ltd.	43,559	0.0
27,645		Burson Group Ltd.	71,178	0.1
7,555		Corporate Travel Management Ltd.	51,445	0.0
43,642		Crown Ltd.	305,254	0.3
25,616	L	Dick Smith Holdings Ltd.	23,301	0.0
7,271		Domino's Pizza Enterprises Ltd.	206,810	0.2
89,966		Echo Entertainment Group Ltd.	307,844	0.3
275,141		John Fairfax Holdings Ltd.	172,011	0.2
6,500	L	Flight Centre Ltd.	165,559	0.1
9,824		G.U.D. Holdings Ltd.	59,768	0.1
42,382	L	G8 Education Ltd.	87,381	0.1
68,861		Harvey Norman Holdings Ltd.	188,622	0.2
12,434		Invocare Ltd.	95,181	0.1
11,201	L	JB Hi-Fi Ltd.	150,845	0.1
30,634		Mantra Group Ltd.	86,350	0.1
93,805	L	Myer Holdings Ltd.	58,232	0.0
35,225	L	Navitas Ltd.	98,935	0.1
3,866		News Corp.	49,165	0.0
78,007		Nine Entertainment Co. Holdings Ltd.	86,529	0.1
107,316	L	Pacific Brands Ltd.	53,848	0.0
10,608		Premier Investments Ltd.	96,185	0.1
5,529		REA Group Ltd.	173,142	0.2
14,224		Retail Food Group Ltd.	41,561	0.0
111,606		Seven West Media Ltd.	58,283	0.1
16,943		Sky Network Television Ltd.	50,933	0.0
20,599		SKYCITY Entertainment Group Ltd.	49,158	0.0
38,827	L	Slater & Gordon Ltd.	80,743	0.1
68,135		Southern Cross Media Group Ltd.	42,865	0.0
15,919	L	Super Retail Group Ltd.	100,149	0.1
95,235		TABCORP Holdings Ltd.	313,531	0.3
168,316		Tattersall's Ltd.	446,574	0.4
196,933		Ten Network Holdings Ltd.	24,938	0.0
25,685		Trade Me Ltd.	60,666	0.1
9,187		Village Roadshow Ltd.	45,094	0.0
			4,636,677	4.2

		Consumer Staples: 6.8%
46,556		Asaleo Care Ltd.	58,663	0.1
41,074		Australian Agricultural Co. Ltd.	37,482	0.0
15,805	L	Bega Cheese Ltd.	52,699	0.1
1,408		Blackmores Ltd.	144,750	0.1
60,864		Coca-Cola Amatil Ltd.	385,850	0.4
21,040	L	GrainCorp Ltd.	134,334	0.1
104,081	L	Metcash Ltd.	77,262	0.1
8,174		Select Harvests Ltd.	64,048	0.1
16,615		Tassal Group Ltd.	50,223	0.0
74,010		Treasury Wine Estates Ltd.	342,943	0.3
129,504		Wesfarmers Ltd.	3,579,907	3.2
145,941		Woolworths Ltd.	2,558,148	2.3
			7,486,309	6.8

		Energy: 3.9%
61,681		Australian Worldwide Exploration Ltd.	27,132	0.0
117,799		Beach Petroleum Ltd.	38,069	0.0
31,110		Caltex Australia Ltd.	686,752	0.6
39,847		Drillsearch Energy Ltd.	13,721	0.0
25,329		Karoon Gas Australia Ltd.	29,661	0.0
57,773	L	Liquefied Natural Gas Ltd.	52,706	0.1
134,768		Oil Search Ltd.	684,275	0.6
175,966		Origin Energy Ltd.	623,730	0.6
152,198	L	Paladin Resources Ltd.	18,291	0.0
115,501		Santos Ltd.	326,851	0.3
68,459	L	Whitehaven Coal Ltd.	43,448	0.1
81,642		Woodside Petroleum Ltd.	1,670,928	1.5
25,225		WorleyParsons Ltd.	105,598	0.1
			4,321,162	3.9

		Financials: 45.0%
31,487		Abacus Property Group	70,352	0.1
340,794		AMP Ltd.	1,338,501	1.2
22,304		ASX Ltd.	595,464	0.5
331,312		Australia & New Zealand Banking Group Ltd.	6,330,109	5.7
43,354		Aveo Group	81,553	0.0
42,285		Bank of Queensland Ltd.	346,165	0.3
51,608		Bendigo Bank Ltd.	360,678	0.3
17,917		BT Investment Management Ltd.	120,803	0.1
55,700		BWP Trust	121,266	0.1
64,993		Challenger Ltd.	327,997	0.3
72,917	@	Chapter Hall Units Contingent	–	–
35,973		Charter Hall Group	110,454	0.1
37,974		Charter Hall Retail REIT	108,921	0.1
195,687		Commonwealth Bank of Australia	10,044,358	9.1
36,612		Cover-More Group Ltd.	57,655	0.0
147,837		Cromwell Property Group	99,853	0.1
110,632		Dexus Property Group	557,911	0.5
376,443		Federation Centres Ltd	726,930	0.7
25,507	L	FlexiGroup Ltd./Australia	42,291	0.0
27,300	@	Gateway Lifestyle	49,130	0.0
35,949	L	Genworth Mortgage Insurance Australia Ltd.	58,442	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
179,789		Goodman Group	$743,163	0.7
203,304		GPT Group	646,137	0.6
19,800		Growthpoint Properties Australia Ltd.	43,464	0.0
83,804		Henderson Group PLC	329,543	0.3
70,752		Investa Office Fund	196,699	0.2
280,147		Insurance Australia Group Ltd.	957,861	0.9
30,432	L	IOOF Holdings Ltd.	183,650	0.2
61,107		Lend Lease Corp., Ltd.	540,992	0.5
38,423		Macquarie Group Ltd.	2,082,345	1.9
14,544		Magellan Financial Group Ltd.	195,254	0.2
317,320		Medibank Pvt Ltd.	540,597	0.5
420,788		Mirvac Group	510,909	0.5
302,529		National Australia Bank Ltd.	6,402,417	5.8
35,078		National Storage REIT	37,668	0.0
27,654	L	Ozforex Group Ltd.	52,070	0.0
5,440		Perpetual Ltd.	152,405	0.1
24,670		Platinum Asset Management Ltd.	117,865	0.1
157,271		QBE Insurance Group Ltd.	1,432,239	1.3
613,472		Scentre Group	1,688,465	1.5
83,131		Shopping Centres Australasia Property Group	114,261	0.1
85,050		Steadfast Group Ltd.	85,568	0.1
270,626		Stockland	735,242	0.7
148,244		Suncorp Group Ltd	1,275,293	1.1
220,261		Westfield Corp.	1,549,915	1.4
366,854		Westpac Banking Corp.	7,706,483	7.0
			49,869,338	45.0

		Health Care: 6.1%
17,711		Ansell Ltd.	234,523	0.2
6,515		Cochlear Ltd.	383,355	0.4
53,559		CSL Ltd.	3,370,651	3.0
15,423		Estia Health Ltd.	73,736	0.1
9,213		Fisher & Paykel Healthcare Corp. Ltd.	42,139	0.0
11,073	L	Greencross Ltd.	50,920	0.0
163,651		Healthscope Ltd.	294,144	0.3
28,431		Japara Healthcare Ltd.	56,329	0.1
83,004		Mayne Pharma Group Ltd.	60,052	0.1
22,412	L	Mesoblast Ltd.	50,001	0.0
57,650		Primary Health Care Ltd.	154,234	0.1
14,856		Ramsay Health Care Ltd.	612,722	0.6
15,227		Regis Healthcare Ltd.	57,329	0.1
87,015		ResMed, Inc.	446,550	0.4
124,663		Sigma Pharmaceuticals Ltd.	65,577	0.1
6,279		Sirtex Medical Ltd.	145,093	0.1
46,250		Sonic Healthcare Ltd.	594,885	0.5
9,165		Virtus Health Ltd.	35,093	0.0
			6,727,333	6.1

		Industrials: 7.5%
45,427		ALS Ltd.	147,737	0.1
112,383		Asciano Group	665,344	0.6
244,722		Aurizon Holdings Ltd.	864,568	0.8
36,280		Austal Ltd.	57,572	0.1
180,146		Brambles Ltd.	1,237,513	1.1
12,693		Cabcharge Australia Ltd.	26,773	0.0
18,402	L	Cardno Ltd.	37,380	0.0
11,609		CIMIC Group Ltd.	192,860	0.2
5,117		Credit Corp. Group Ltd.	36,774	0.0
50,091		Downer EDI Ltd.	118,440	0.1
31,248	L	GWA Group Ltd.	54,726	0.1
46,508		Macquarie Atlas Roads Group	127,752	0.1
8,911		McMillan Shakespeare Ltd.	77,362	0.1
17,999		Mineral Resources Ltd.	52,533	0.0
10,447	L	Monadelphous Group Ltd.	45,361	0.0
253,064		Qantas Airways Ltd.	664,390	0.6
93,261	L	Qube Logistics Holdings Ltd.	130,411	0.1
35,777		Recall Holdings Ltd.	184,692	0.2
24,283		SAI Global Ltd.	77,759	0.1
39,645		Seek Ltd.	335,986	0.3
11,228		Seven Group Holdings Ltd.	34,714	0.0
126,547		Spotless Group Holdings Ltd.	191,757	0.2
255,355		Sydney Airport	1,073,202	1.0
59,046		Transfield Services Ltd.	44,082	0.0
181,842		Transpacific Industries Group Ltd.	87,337	0.1
220,587		Transurban Group	1,545,172	1.4
97,023		Veda Group Ltd.	182,870	0.2
231,429	@	Virgin Australia Holdings Ltd.	–	–
			8,295,067	7.5

		Information Technology: 0.8%
12,781		Altium Ltd.	41,561	0.0
24,573	L	carsales.com Ltd.	169,280	0.1
58,671		Computershare Ltd.	438,126	0.4
14,761	L	Iress Market Technology Ltd.	99,625	0.1
26,262	@	MYOB Group Ltd.	62,489	0.1
23,044		Technology One Ltd.	62,499	0.1
			873,580	0.8

		Materials: 13.2%
51,227		Adelaide Brighton Ltd.	157,124	0.1
284,864	L	Alumina Ltd.	226,633	0.2
135,926		Amcor Ltd.	1,264,096	1.1
312,456		Arrium Ltd.	19,269	0.0
369,766		BHP Billiton Ltd.	5,840,214	5.3
65,126		BlueScope Steel Ltd.	165,912	0.2
88,057		Boral Ltd.	327,500	0.3
59,466		CSR Ltd.	121,465	0.1
43,911		DuluxGroup Ltd.	165,895	0.1
114,350		Evolution Mining Ltd.	101,859	0.1
22,829		Fletcher Building Ltd.	100,046	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
196,032	L	Fortescue Metals Group Ltd.	$253,065	0.2
48,218		Iluka Resources Ltd.	211,834	0.2
193,067		Incitec Pivot Ltd.	532,141	0.5
47,046	L	Independence Group NL	84,200	0.1
51,088		James Hardie Industries SE	616,689	0.6
87,953		Newcrest Mining Ltd.	791,472	0.7
66,114	L	Northern Star Resources Ltd	125,252	0.1
20,611		Nufarm Ltd.	118,394	0.1
42,425	L	Orica Ltd.	450,277	0.4
139,036		Orora Ltd.	226,911	0.2
36,251		OZ Minerals Ltd.	85,121	0.1
19,655		Pact Group Holdings Ltd.	65,758	0.1
47,059	L	Regis Resources Ltd.	59,518	0.1
48,876		Rio Tinto Ltd.	1,681,557	1.5
23,639	@	S2 Resources Ltd.	2,323	0.0
17,969		Sandfire Resources NL	68,684	0.1
19,158	L	Sims Group Ltd.	130,731	0.1
613,121	@	South32 Ltd. - AUD	592,640	0.5
21,669	L	Syrah Resources Ltd.	37,725	0.0
24,655		Western Areas Ltd	37,575	0.0
			14,661,880	13.2

		Telecommunication Services: 5.5%
20,669		M2 Group Ltd	138,514	0.1
24,853		Telecom Corp. of New Zealand Ltd.	47,391	0.1
1,408,653		Telstra Corp., Ltd.	5,569,403	5.0
34,930		TPG Telecom Ltd.	267,715	0.2
22,973	L	Vocus Communications Ltd.	95,147	0.1
			6,118,170	5.5

		Utilities: 2.2%
77,570		AGL Energy Ltd.	873,020	0.8
128,395		APA Group	774,921	0.7
195,064		AusNet Services	187,494	0.2
232,685		DUET Group	353,609	0.3
154,206		Spark Infrastructure Group	203,647	0.2
			2,392,691	2.2

	Total Common Stock
	(Cost $132,384,801)		105,382,207	95.2

RIGHTS: 0.1%
		Energy: 0.1%
100,552	@	Origin Energy Ltd.	74,107	0.1

	Total Rights
	(Cost $–)		74,107	0.1

	Total Long-Term Investments
	(Cost $132,384,801)		105,456,314	95.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateralcc: 3.6%
1,000,000		Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 10/15/15-08/15/45)	1,000,000	0.9
999,134		Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $999,139, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,019,117, due 10/01/15-09/09/49)	999,134	0.9
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 11/30/19-02/15/44)	1,000,000	0.9
1,000,000		Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 11/15/15-07/20/65)	1,000,000	0.9
			3,999,134	3.6

	Total Short-Term Investments
	(Cost $3,999,134)		3,999,134	3.6

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $136,383,935)	$109,455,448	98.9
Assets in Excess of Other Liabilities	1,229,867	1.1
Net Assets	$110,685,315	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $141,644,132.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,928,774
Gross Unrealized Depreciation	(36,117,458)

Net Unrealized Depreciation	$(32,188,684)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$4,636,677	$–	$4,636,677
Consumer Staples	–	7,486,309	–	7,486,309
Energy	–	4,321,162	–	4,321,162
Financials	81,553	49,787,785	–	49,869,338
Health Care	–	6,727,333	–	6,727,333
Industrials	–	8,295,067	–	8,295,067
Information Technology	62,489	811,091	–	873,580
Materials	–	14,659,557	2,323	14,661,880
Telecommunication Services	–	6,118,170	–	6,118,170
Utilities	–	2,392,691	–	2,392,691
Total Common Stock	144,042	105,235,842	2,323	105,382,207
Rights	–	74,107	–	74,107
Short-Term Investments	–	3,999,134	–	3,999,134
Total Investments, at fair value	$144,042	$109,309,083	$2,323	$109,455,448
Other Financial Instruments+
Forward Foreign Currency Contracts	–	17,736	–	17,736
Total Assets	$144,042	$109,326,819	$2,323	$109,473,184
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(33,286)	$–	$(33,286)
Futures	(23,147)	–	–	(23,147)
Total Liabilities	$(23,147)	$(33,286)	$–	$(56,433)

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $1,454,440 and $105,156 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Australian Dollar	750,000	Buy	12/16/15	$532,995	$524,276	$(8,719)
Citigroup, Inc.	Australian Dollar	1,700,000	Buy	12/16/15	1,212,309	1,188,359	(23,950)
							$(32,669)

JPMorgan Chase & Co.	Australian Dollar	900,000	Sell	12/16/15	$646,867	$629,131	$17,736
Morgan Stanley	Australian Dollar	450,000	Sell	12/16/15	313,949	314,566	(617)
							$17,119

At September 30, 2015, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	32	12/17/15	$2,811,540	$(23,147)
			$2,811,540	$(23,147)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$17,736
Total Asset Derivatives		$17,736

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$33,286
Equity contracts	Futures contracts	23,147
Total Liability Derivatives		$56,433

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Citigroup, Inc.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$-	$17,736	$-	$17,736
Total Assets	$-	$-	$17,736	$-	$17,736

Liabilities:
Forward foreign currency contracts	$8,719	$23,950	$-	$617	$33,286
Total Liabilities	$8,719	$23,950	$-	$617	$33,286

Net OTC derivative instruments by counterparty, at fair value	$(8,719)	$(23,950)	$17,736	$(617)	$(15,550)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(8,719)	$(23,950)	$17,736	$(617)	$(15,550)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 9.0%
1,610,000	L	Alibaba Pictures Group Ltd.	$359,794	0.1
167,000		Anta Sports Products Ltd.	433,500	0.1
46,458		Arcelik A/S	226,494	0.0
3,133,000		Astra International Tbk PT	1,122,203	0.2
321,600		Astro Malaysia Holdings Bhd	206,184	0.0
13,600		B2W Cia Digital	50,736	0.0
14,386		Bajaj Auto Ltd.	508,083	0.1
181,900		BEC World PCL	160,513	0.0
736,000		Belle International Holdings	640,083	0.1
16,808		Bharat Forge Ltd.	233,292	0.0
1,141		Bosch Ltd.	337,722	0.1
480,000		Brilliance China Automotive Holdings Ltd.	570,647	0.1
102,500		Byd Co., Ltd.	545,596	0.1
4,123		CCC SA	178,095	0.0
15,034		Cheil Communications, Inc.	232,286	0.0
248,650		Cheng Shin Rubber Industry Co. Ltd.	408,876	0.1
126,600		Chongqing Changan Automobile Co. Ltd.	213,906	0.0
37,182		Cyfrowy Polsat SA	228,786	0.0
48,500		Cyrela Brazil Realty SA	102,028	0.0
406,000		Dongfeng Motor Group Co., Ltd.	509,556	0.1
30,240		Eclat Textile Co. Ltd	480,171	0.1
30,700		El Puerto de Liverpool SAB de CV	398,549	0.1
53,000		Estacio Participacoes SA	186,359	0.0
52,350		Feng TAY Enterprise Co., Ltd.	326,275	0.1
4,548		Folli Follie Group	92,382	0.0
12,629		Ford Otomotiv Sanayi A/S	134,958	0.0
35,110		Foschini Group Ltd.	356,554	0.1
880,000		Geely Automobile Holdings Ltd.	421,798	0.1
354,300		Genting Bhd	586,662	0.1
499,600		Genting Malaysia BHD	472,086	0.1
48,000		Giant Manufacturing Co., Ltd.	349,999	0.1
1,247,300		Global Mediacom Tbk PT	80,260	0.0
1,901,000		GOME Electrical Appliances Holdings Ltd.	290,263	0.1
470,500		Great Wall Motor Co. Ltd.	524,978	0.1
300,900		Grupo Televisa S.A.	1,567,075	0.3
16,450		Grupo Televisa SAB ADR	428,029	0.1
344,000		Guangzhou Automobile Group Co. Ltd.	280,829	0.1
188,000		Haier Electronics Group Co. Ltd.	315,657	0.1
12,487		Hankook Tire Co. Ltd.	418,028	0.1
6,986		Hanon Systems Corp.	232,263	0.0
1,543		Hanssem Co. Ltd.	373,597	0.1
8,514		Hero Honda Motors Ltd	311,466	0.1
676,351		Home Product Center PCL	127,835	0.0
38,000		Hotai Motor Co. Ltd.	405,465	0.1
5,444		Hotel Shilla Co. Ltd.	530,621	0.1
2,714		Hyundai Department Store Co. Ltd.	307,552	0.1
10,650		Hyundai Mobis	2,083,853	0.4
24,434		Hyundai Motor Co.	3,395,354	0.6
2,774		Hyundai Wia Corp.	303,142	0.1
31,823		Imperial Holdings Ltd.	390,185	0.1
78,180		Jollibee Foods Corp.	323,079	0.1
20,056		Jumbo SA	176,634	0.0
18,496		Kangwon Land, Inc.	661,073	0.1
41,673		Kia Motors Corp.	1,889,088	0.4
223,504		Kroton Educacional SA	437,480	0.1
16,632		LG Electronics, Inc.	642,470	0.1
102,900		Lojas Renner SA	481,212	0.1
1,828		Lotte Shopping Co. Ltd.	441,801	0.1
199		LPP SA	410,225	0.1
21,949		Mahindra & Mahindra Ltd.	423,957	0.1
38,108		Mahindra & Mahindra Ltd. GDR	734,821	0.1
364,300		Matahari Department Store Tbk PT	402,374	0.1
663,000		Media Nusantara Citra Tbk PT	74,456	0.0
40,850		Merida Industry Co. Ltd.	220,594	0.0
283,200		Minor International PCL	224,774	0.0
55,924		Motherson Sumi Systems Ltd.	196,710	0.0
36,918		Mr Price Group Ltd.	515,358	0.1
63,746		Naspers Ltd.	7,989,107	1.5
38,046		OPAP S.A.	344,864	0.1
8,209		Paradise Co. Ltd	156,263	0.0
357,000		POU Chen Corp.	537,037	0.1
109,081		Ruentex Industries Ltd.	193,845	0.0
73,563		SACI Falabella	455,835	0.1
94,000		Shenzhou International Group Holdings Ltd.	487,038	0.1
1,280		Shinsegae Co., Ltd.	256,301	0.1
365,738		Steinhoff International Holdings Ltd.	2,245,794	0.4
1,056,700		Surya Citra Media Tbk PT	198,701	0.0
48,596		Tata Motors Ltd.	221,060	0.0
17,806	@	Tata Motors Ltd. ADR	400,635	0.1
22,878		Tofas Truk Otomobil Fabrika	135,812	0.0
69,270	L	Truworths International Ltd.	425,664	0.1
66,412		Tsogo Sun Holdings Ltd.	115,970	0.0
119,500		UMW Holdings Bhd	204,331	0.0
148,795		Woolworths Holdings Ltd./South Africa	1,041,381	0.2
8,476		Coway Co., Ltd.	599,772	0.1
186,000		Yulon Motor Co., Ltd.	166,830	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
91,780		Zee Telefilms Ltd.	$551,273	0.1
			48,424,244	9.0

		Consumer Staples: 8.6%
36,360		Almacenes Exito SA	156,141	0.0
130,931	@	Ambev SA ADR	641,562	0.1
636,900		AMBEV SA	3,129,477	0.6
5,086		Amorepacific Corp.	1,657,367	0.3
4,452		Amorepacific Group	614,851	0.1
37,585		Anadolu Efes Biracilik Ve Malt Sanayii AS	265,321	0.1
65,100		Arca Continental SAB de CV	366,611	0.1
45,900		Astra Agro Lestari Tbk PT	56,942	0.0
1,300		BGF retail Co. Ltd.	222,044	0.0
33,451		BIM Birlesik Magazalar AS	593,203	0.1
81,900		BRF - Brasil Foods SA	1,459,512	0.3
23,214	@	BRF SA ADR	412,977	0.1
23,100		British American Tobacco Malaysia Bhd	317,189	0.1
211,197		Cencosud SA	411,267	0.1
527,900		Charoen Pokphand Foods PCL	301,668	0.1
1,346,300		Charoen Pokphand Indonesia Tbk PT	184,348	0.0
452,000		China Agri-Industries Holdings Ltd.	155,549	0.0
1,042,000	L	China Huishan Dairy Holdings Co. Ltd	376,503	0.1
208,000		China Mengniu Diary Co., Ltd.	733,466	0.1
202,000		China Resources Enterprise	375,838	0.1
26,000		Cia Brasileira de Distribuicao Grupo Pao de Acucar	326,927	0.1
24,097		Cia Cervecerias Unidas SA	265,722	0.1
1,254		CJ CheilJedang Corp.	404,060	0.1
75,100		Coca-Cola Femsa SAB de CV	522,171	0.1
14,172		Coca-Cola Icecek AS	162,199	0.0
81,700		Controladora Comercial Mexicana SA de CV	236,910	0.0
692,800		CP ALL PCL	915,032	0.2
81,327		Dabur India Ltd.	342,297	0.1
4,875		Dongsuh Cos, Inc.	151,300	0.0
3,387		E-Mart Co. Ltd.	660,854	0.1
49,995		Embotelladora Andina SA	173,034	0.0
14,742		Eurocash SA	173,619	0.0
180,400		Felda Global Ventures Holdings Bhd	61,620	0.0
5,597	@	Fomento Economico Mexicano SAB de CV ADR	499,532	0.1
239,200		Fomento Economico Mexicano SAB de CV UBD	2,138,592	0.4
1,277		GlaxoSmithKline Consumer Healthcare Ltd	117,701	0.0
19,378		Godrej Consumer Products Ltd.	360,903	0.1
31,900		Gruma SA de CV	438,734	0.1
263,600		Grupo Bimbo SAB de CV	667,229	0.1
65,000		Grupo Comercial Chedraui, S.A. de C.V.	169,566	0.0
106,000		Grupo Lala SAB de CV	250,752	0.0
76,500		Gudang Garam Tbk PT	219,608	0.0
112,000		Hengan International Group Co., Ltd.	1,094,432	0.2
116,325		Hindustan Lever Ltd.	1,444,592	0.3
61,400		Hypermarcas SA	235,100	0.0
194,400		Indofood CBP Sukses Makmur TBK PT	164,854	0.0
779,300		Indofood Sukses Makmur Tbk PT	293,285	0.1
470,700		IOI Corp. Bhd	435,642	0.1
347,763		ITC Ltd.	1,743,776	0.3
119,300		JBS SA	505,246	0.1
242,000		Kimberly-Clark de Mexico SA de CV	547,277	0.1
17,484		KT&G Corp.	1,644,703	0.3
73,700		Kuala Lumpur Kepong BHD	363,826	0.1
1,483		LG Household & Health Care Ltd.	1,073,231	0.2
135		Lotte Confectionery Co. Ltd.	250,709	0.1
5,400		M Dias Branco SA	79,764	0.0
38,551	@	Magnit PJSC GDR	1,844,123	0.3
1,700	@	Magnit OAO	81,290	0.0
35,686		Marico Ltd.	219,860	0.0
21,407		Massmart Holdings Ltd.	167,498	0.0
34,200		Natura Cosmeticos S.A.	167,787	0.0
3,815		Nestle India Ltd.	370,088	0.1
582		Orion Corp.	463,469	0.1
45,332		Pick n Pay Stores Ltd.	217,436	0.0
16,334		Pioneer Foods Group Ltd.	231,074	0.1
87,000		PPB Group Bhd	305,571	0.1
93,000		President Chain Store Corp.	580,011	0.1
36,400		Raia Drogasil SA	359,088	0.1
72,949	L	Shoprite Holdings Ltd.	828,473	0.2
64,400		Souza Cruz S.A.	432,907	0.1
27,118		Spar Group Ltd.	362,794	0.1
71,692		Standard Foods Corp.	155,406	0.0
412,500	L	Sun Art Retail Group Ltd.	317,264	0.1
66,000	@	Thai Union Group PCL	33,494	0.0
305,700		Thai Union Group PCL-F	155,261	0.0
26,400		Tiger Brands Ltd.	581,277	0.1
300,000		Tingyi Cayman Islands Holding Corp.	479,212	0.1
58,000		Tsingtao Brewery Co., Ltd.	255,110	0.1
32,136		Ulker Biskuvi Sanayi AS	203,557	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
235,500		Unilever Indonesia Tbk PT	$611,742	0.1
746,209		Uni-President Enterprises Corp.	1,295,830	0.2
11,745		United Breweries Ltd.	158,157	0.0
8,965		United Spirits Ltd.	423,041	0.1
133,990		Universal Robina Corp.	550,899	0.1
66,465		Vina Concha y Toro SA	110,177	0.0
840,600		Wal-Mart de Mexico SAB de CV	2,074,039	0.4
899,000		Want Want China Holdings Ltd.	740,508	0.1
			46,343,078	8.6

		Energy: 6.9%
2,035,400		Adaro Energy Tbk PT	74,643	0.0
56,500	@	Banpu PCL	31,167	0.0
123,200		Banpu PCL	67,957	0.0
30,990		Bharat Petroleum Corp. Ltd.	402,089	0.1
95,610		Cairn India Ltd.	224,610	0.0
503,000		China Coal Energy Co. - Class H	204,128	0.0
304,000		China Oilfield Services Ltd.	306,428	0.1
4,091,600		China Petroleum & Chemical Corp.	2,506,282	0.5
530,000		China Shenhua Energy Co., Ltd.	814,020	0.2
2,829,000		CNOOC Ltd.	2,912,817	0.5
109,584		Coal India Ltd.	548,052	0.1
19,100		Cosan SA Industria e Comercio	96,114	0.0
766,736		Ecopetrol SA	330,254	0.1
71,326		Empresas COPEC SA	647,189	0.1
57,000	@	Energy Absolute PCL	33,801	0.0
141,000		Energy Absolute PCL-Foreign	83,605	0.0
23,606	L	Exxaro Resources Ltd.	89,777	0.0
186,000		Formosa Petrochemical Corp.	443,860	0.1
39,000	@	Formosa Taffeta Co., Ltd.	36,813	0.0
266,663	@	Gazprom PAO ADR	1,082,652	0.2
1,333,813		Gazprom PAO	2,747,884	0.5
13,250		Grupa Lotos SA	97,451	0.0
8,982		GS Holdings Corp.	346,530	0.1
9,888		Gulf International Services QSC	177,061	0.0
199,547		Inner Mongolia Yitai Coal Co.	162,232	0.0
1,890,900		IRPC PCL	196,617	0.0
500,000		Kunlun Energy Co. Ltd.	359,265	0.1
53,597		Lukoil OAO	1,838,963	0.3
26,159	@	Lukoil PJSC ADR	890,976	0.2
6,151		MOL Hungarian Oil & Gas PLC	268,052	0.1
14,121	@	NovaTek OAO GDR	1,310,069	0.2
134,985		Oil & Natural Gas Corp., Ltd.	472,770	0.1
20,926		Oil India Ltd.	135,248	0.0
3,350,000		PetroChina Co., Ltd.	2,332,950	0.4
38,567	@	Petroleo Brasileiro SA ADR	141,927	0.0
478,700		Petroleo Brasileiro SA	1,033,591	0.2
45,200		Petronas Dagangan BHD	224,876	0.0
49,587	L	Polski Koncern Naftowy Orlen	865,777	0.2
288,081		Polskie Gornictwo Naftowe I Gazownictwo SA	495,223	0.1
221,800		PTT Exploration & Production PCL	429,699	0.1
153,900		PTT PCL	1,021,764	0.2
36,870		Reliance Industries Ltd.	485,186	0.1
82,975	@	Reliance Industries Ltd. GDR	2,157,350	0.4
179,786		Rosneft OAO	669,690	0.1
573,000		Sapurakencana Petroleum Bhd	245,951	0.1
87,976	L	Sasol Ltd.	2,464,449	0.5
10,042		SK Innovation Co. Ltd.	836,380	0.2
7,659		S-Oil Corp.	407,551	0.1
1,112,451		Surgutneftegas OAO	571,090	0.1
217,925		Tatneft OAO	1,031,118	0.2
160,300		Thai Oil PCL	233,686	0.0
19,518		Tupras Turkiye Petrol Rafine	478,385	0.1
57,300		Ultrapar Participacoes SA	962,443	0.2
338,000	L	Yanzhou Coal Mining Co., Ltd.	150,422	0.0
			37,178,884	6.9

		Financials: 27.1%
290,350		Abu Dhabi Commercial Bank PJSC	607,023	0.1
265,182		African Bank Investments Ltd.	–	–
3,663,000		Agricultural Bank of China Ltd.	1,391,187	0.3
348,676		Akbank TAS	782,180	0.1
557,010		Aldar Properties PJSC	366,959	0.1
8,416	@	Alior Bank SA	175,641	0.0
210,400		Alliance Financial Group Bhd	160,544	0.0
695,810		Alpha Bank AE	83,476	0.0
338,100		AMMB Holdings Bhd	351,379	0.1
34,250		Ayala Corp.	562,406	0.1
1,120,300		Ayala Land, Inc.	817,331	0.2
98,504	@,L	Banco Bradesco SA ADR	527,981	0.1
127,400		Banco Bradesco SA	761,283	0.1
16,719		Banco Davivienda SA	129,840	0.0
4,311,712		Banco de Chile	449,424	0.1
6,172		Banco de Credito e Inversiones	250,521	0.1
138,400		Banco do Brasil S.A.	524,695	0.1
72,600		Banco Santander Brasil S.A.	232,020	0.0
10,168,389		Banco Santander Chile S.A.	460,768	0.1
16,801	@	BanColombia SA ADR	540,992	0.1
52,200		Bangkok Bank PCL	230,602	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
48,000		Bangkok Bank PCL - Foreign Reg	$210,841	0.0
1,931,500		Bank Central Asia Tbk PT	1,621,642	0.3
513,700		Bank Danamon Indonesia Tbk PT	101,669	0.0
6,514		Bank Handlowy w Warszawie	138,807	0.0
1,479,900		Bank Mandiri Persero TBK PT	802,771	0.1
99,751	L	Bank Millennium SA	154,462	0.0
12,682,000		Bank of China Ltd.	5,468,895	1.0
1,409,000		Bank of Communications Co., Ltd.	982,135	0.2
134,150		Bank of the Philippine Islands	230,718	0.0
20,255		Bank Pekao S.A.	823,264	0.2
1,736,700		Bank Rakyat Indonesia	1,028,293	0.2
5,751	L	Bank Zachodni WBK SA	444,830	0.1
56,500		Barclays Africa Group Ltd.	694,710	0.1
16,888		Barwa Real Estate Co.	198,661	0.0
109,700		BB Seguridade Participacoes SA	683,187	0.1
247,040		BDO Unibank, Inc.	547,880	0.1
266,700		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	739,992	0.1
1,294,900		Bank Negara Indonesia Persero Tbk PT	366,838	0.1
85,100		BR Malls Participacoes S.A.	225,388	0.0
55,453	L	Brait SE	563,399	0.1
2,574		BRE Bank SA	235,286	0.0
36,638		BS Financial Group, Inc.	424,811	0.1
1,345,400		Bumi Serpong Damai PT	129,536	0.0
5,859		Capitec Bank Holdings Ltd.	212,049	0.0
1,281,611		Cathay Financial Holding Co., Ltd.	1,755,357	0.3
212,900		Central Pattana PCL	262,833	0.0
39,045		CETIP SA - Balcao Organizado de Ativos e Derivativos	323,922	0.1
190,128		Chailease Holding Co. Ltd.	298,941	0.1
755,559		Chang Hwa Commercial Bank	373,111	0.1
1,301,000		China Cinda Asset Management Co. Ltd.	452,412	0.1
1,383,000		China Citic Bank	805,325	0.2
13,513,000		China Construction Bank	9,017,665	1.7
2,255,000		China Development Financial Holding Corp.	608,325	0.1
581,000		China Everbright Bank Co. Ltd	253,865	0.0
152,000		China Everbright Ltd.	349,098	0.1
522,000		China Galaxy Securities Co. Ltd.	369,808	0.1
602,000		China Jinmao Holdings Group Ltd	152,267	0.0
1,193,000		China Life Insurance Co., Ltd.	4,156,863	0.8
508,273		China Life Insurance Co., Ltd. (TWD)	387,179	0.1
737,380		China Merchants Bank Co., Ltd.	1,797,220	0.3
950,000		China Minsheng Banking Corp. Ltd.	880,570	0.2
620,000		China Overseas Land & Investment Ltd.	1,885,036	0.4
413,200		China Pacific Insurance Group Co., Ltd.	1,541,380	0.3
422,444		China Resources Land Ltd.	997,525	0.2
252,428		China Taiping Insurance Holdings Co., Ltd.	790,003	0.1
208,200		China Vanke Co. Ltd	447,285	0.1
2,354,676		CTBC Financial Holding Co. Ltd.	1,217,203	0.2
406,000		Chongqing Rural Commercial Bank	230,833	0.0
791,500		CIMB Group Holdings Bhd	803,893	0.2
333,000		CITIC Securities Co. Ltd.	598,541	0.1
19,074		Commercial Bank of Qatar	295,875	0.1
131,989		Commercial International Bank	896,734	0.2
169,400	L	Compartamos SAB de CV	276,773	0.1
42,004		Coronation Fund Managers Ltd	198,233	0.0
15,532		Corp Financiera Colombiana SA	191,044	0.0
27,408,330		Corpbanca	241,425	0.1
953,133		Country Garden Holdings Co. Ltd.	345,331	0.1
10,556	@	Credicorp Ltd.	1,122,736	0.2
28,506		Daewoo Securities Co., Ltd.	288,811	0.1
95,000	#	Dalian Wanda Commercial Properties Co. Ltd.	547,664	0.1
30,790		DGB Financial Group, Inc.	273,807	0.1
59,581		Discovery Holdings Ltd.	592,777	0.1
26,855		DLF Ltd.	56,463	0.0
16,355		Doha Bank QSC	225,720	0.0
7,292		Dongbu Insurance Co., Ltd.	378,191	0.1
347,662		Dubai Financial Market	160,091	0.0
163,464		Dubai Islamic Bank PJSC	299,243	0.1
1,122,551		E.Sun Financial Holding Co., Ltd.	661,661	0.1
277,284	@	Emaar Malls Group PJSC	234,191	0.0
556,532		Emaar Properties PJSC	986,311	0.2
357,739		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	297,040	0.1
1,120,823		Eurobank Ergasias SA	27,761	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
894,000	L	Evergrande Real Estate Group Ltd.	$510,861	0.1
116,762		Ezdan Holding Group QSC	601,126	0.1
321,000		Far East Horizon Ltd.	249,278	0.0
367,400		Fibra Uno Administracion SA de CV	758,711	0.1
1,483,927		First Financial Holding Co., Ltd.	677,565	0.1
145,212		First Gulf Bank PJSC	552,351	0.1
541,232		FirstRand Ltd.	1,923,268	0.4
1,047,000		Fubon Financial Holding Co., Ltd.	1,639,016	0.3
145,000	L	GF Securities Co. Ltd.	264,394	0.0
238,000	L	Goldin Properties Holdings Ltd.	215,521	0.0
370,896		Growthpoint Properties Ltd.	687,196	0.1
548,084		Grupo Aval Acciones y Valores	208,562	0.0
41,138		Grupo de Inversiones Suramericana SA	477,220	0.1
389,400		Grupo Financiero Banorte	1,910,041	0.4
377,900		Grupo Financiero Inbursa SA	780,841	0.1
306,000		Grupo Financiero Santander Mexico SAB de CV	452,713	0.1
11,030		GT Capital Holdings, Inc.	299,203	0.1
188,000		Guangzhou R&F Properties Co., Ltd.	171,041	0.0
149,928		Haci Omer Sabanci Holding AS	439,914	0.1
505,600		Haitong Securities Co. Ltd.	736,774	0.1
45,718		Hana Financial Group, Inc.	1,021,451	0.2
37,203		Hanwha Life Insurance Co. Ltd.	256,118	0.1
130,300		Highwealth Construction Corp.	184,557	0.0
98,400		Hong Leong Bank BHD	294,423	0.1
39,200		Hong Leong Financial Group Bhd	125,079	0.0
237,479		Housing Development Finance Corp.	4,399,896	0.8
1,116,902		Hua Nan Financial Holdings Co. Ltd.	521,337	0.1
141,200	#,@	Huatai Securities Co. Ltd.	281,735	0.1
33,074		Hyprop Investments Ltd.	288,080	0.1
11,111		Hyundai Marine & Fire Insurance Co., Ltd.	283,493	0.1
44,337	@	ICICI Bank Ltd. ADR	371,544	0.1
90,448		ICICI Bank Ltd.	373,811	0.1
41,187		Indiabulls Housing Finance Ltd.	499,685	0.1
11,815,000		Industrial & Commercial Bank of China	6,825,573	1.3
44,212		Industrial Bank Of Korea	509,199	0.1
41,487		Investec Ltd.	317,524	0.1
300,532		IOI Properties Group Bhd	135,634	0.0
126,978	@	Itau Unibanco Holding S.A. ADR	840,594	0.2
11,300		Kasikornbank PCL	53,365	0.0
278,800		Kasikornbank PCL - Foreign	1,311,937	0.2
60,478		KB Financial Group, Inc.	1,797,692	0.3
2,497		Komercni Banka AS	541,204	0.1
6,394		Korea Investment Holdings Co., Ltd.	330,704	0.1
601,100		Krung Thai Bank PCL	283,755	0.1
20,615		Liberty Holdings Ltd.	188,349	0.0
49,989		LIC Housing Finance Ltd.	358,832	0.1
3,577,000		Lippo Karawaci Tbk PT	276,309	0.1
244,000		Longfor Properties Co., Ltd.	308,952	0.1
50,790		Mahindra & Mahindra Financial Services Ltd.	185,573	0.0
719,600		Malayan Banking BHD	1,403,837	0.3
58,982		Masraf Al Rayan	697,784	0.1
1,591,839		Mega Financial Holdings Co., Ltd.	1,105,738	0.2
1,925,000		Megaworld Corp.	180,195	0.0
2,182,000		Metro Pacific Investments Corp.	232,614	0.0
21,310	@	Metropolitan Bank & Trust Company	37,256	0.0
5,540		Mirae Asset Securities Co., Ltd.	131,109	0.0
194,296	L	MMI Holdings Ltd.	334,316	0.1
211,375		Moscow Exchange MICEX-RTS OAO	259,319	0.0
14,900		Multiplan Empreendimentos Imobiliarios SA	159,768	0.0
118,914		National Bank of Abu Dhabi PJSC	308,875	0.1
302,626		National Bank of Greece SA	130,062	0.0
34,051		Nedbank Group Ltd.	540,750	0.1
123,100		New China Life Insurance Co. Ltd.	533,609	0.1
426,000		New World China Land Ltd.	253,316	0.0
25,553		NH Investment & Securities Co., Ltd	216,029	0.0
34,932		OTP Bank Nyrt	674,316	0.1
1,014,000		People's Insurance Co. Group of China Ltd.	497,631	0.1
547,496		PICC Property & Casualty Co., Ltd.	1,072,377	0.2
832,000		Ping An Insurance Group Co. of China Ltd.	4,157,492	0.8
236,329		Piraeus Bank SA	20,688	0.0
22,600		Porto Seguro SA	171,018	0.0
46,372		Power Finance Corp. Ltd	163,051	0.0
133,344	L	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,033,958	0.2
13,240		PSG Group Ltd.	212,644	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
390,300		Public Bank BHD	$1,556,295	0.3
8,898	L	Powszechny Zaklad Ubezpieczen SA	913,594	0.2
13,825		Qatar Insurance Co. SAQ	353,412	0.1
10,831		Qatar Islamic Bank SAQ	340,535	0.1
27,504		Qatar National Bank	1,417,616	0.3
646,870		Redefine Properties Ltd.	546,778	0.1
76,329		Remgro Ltd.	1,392,146	0.3
40,536		Resilient Property Income Fund Ltd.	339,682	0.1
98,100		RHB Capital Bhd	132,956	0.0
120,672		RMB Holdings Ltd.	575,305	0.1
112,551		RMI Holdings	337,037	0.1
154,360		Ruentex Development Co. Ltd.	168,582	0.0
55,273		Rural Electrification Corp. Ltd.	231,545	0.0
8,955		Samsung Securities Co. Ltd.	345,641	0.1
6,690		Samsung Card Co.	204,859	0.0
5,692		Samsung Fire & Marine Insurance Co. Ltd.	1,344,121	0.3
12,659		Samsung Life Insurance Co. Ltd.	1,058,612	0.2
273,479		Sanlam Ltd.	1,182,653	0.2
147,265	@	Sberbank of Russia ADR	724,544	0.1
1,075,042		Sberbank RF	1,243,139	0.2
217,500		Shimao Property Holdings Ltd.	328,679	0.1
1,394,860		Shin Kong Financial Holding Co., Ltd.	331,748	0.1
67,532		Shinhan Financial Group Co., Ltd.	2,361,732	0.4
24,363		Shriram Transport Finance Co. Ltd.	344,275	0.1
583,000		Shui On Land Ltd.	134,576	0.0
243,100	L	Siam Commercial Bank PCL	899,746	0.2
586,000		Sino-Ocean Land Holdings Ltd.	320,689	0.1
1,546,226		SinoPac Financial Holdings Co., Ltd.	490,137	0.1
1,334,700		SM Prime Holdings, Inc.	591,284	0.1
372,500		Soho China Ltd.	145,243	0.0
191,343		Standard Bank Group Ltd.	1,868,309	0.3
84,935		State Bank of India	308,110	0.1
15,747	@	State Bank of India Ltd. GDR	573,437	0.1
28,200		Sul America SA	128,748	0.0
1,906,900		Summarecon Agung Tbk PT	146,450	0.0
308,000		Sunac China Holdings Ltd.	161,574	0.0
1,238,317		Taishin Financial Holdings Co., Ltd.	440,093	0.1
832,594		Taiwan Business Bank	206,930	0.0
1,226,422		Taiwan Cooperative Financial Holding Co. Ltd.	507,615	0.1
195,358		Talaat Moustafa Group	170,181	0.0
2,329,000		TMB Bank PCL	155,550	0.0
346,372		Turkiye Garanti Bankasi A/S	806,073	0.2
107,701		Turkiye Halk Bankasi AS	360,164	0.1
273,761		Turkiye Is Bankasi	426,782	0.1
149,118		Turkiye Vakiflar Bankasi Tao	189,039	0.0
791,237,930		VTB Bank OJSC	821,444	0.2
52,558		Woori Bank	417,698	0.1
172,808		Yapi Ve Kredi Bankasi	192,730	0.0
1,450,586		Yuanta Financial Holding Co., Ltd.	539,365	0.1
1,360,000		Yuexiu Property Co. Ltd	224,033	0.0
			146,041,897	27.1

		Health Care: 2.9%
14,092		Apollo Hospitals Enterprise Ltd.	309,877	0.1
53,712		Aspen Pharmacare Holdings Ltd.	1,142,859	0.2
41,940		Aurobindo Pharma Ltd	492,933	0.1
82,400	@	Bangkok Dusit Medical Services PCL	42,045	0.0
565,700		Bangkok Dusit Medical Services PCL-F	288,958	0.1
6,600	@	Bumrungrad Hospital PCL	39,320	0.0
53,100		Bumrungrad Hospital PCL-Foreign	316,544	0.1
10,317		Celltrion, Inc.	594,153	0.1
176,000		China Medical System Holdings Ltd.	202,586	0.0
604,000		China Pharmaceutical Group Ltd.	531,803	0.1
57,188		Cipla Ltd.	555,180	0.1
15,961		Divis Laboratories Ltd.	271,738	0.0
7,084		Dr. Reddys Laboratories Ltd.	450,500	0.1
11,909	@	Dr. Reddy's Laboratories Ltd. ADR	761,104	0.2
23,268		Glenmark Pharmaceuticals Ltd.	372,526	0.1
844		Hanmi Pharm Co. Ltd.	265,786	0.0
1,903		Hanmi Science Co. Ltd.	224,895	0.0
382,700		IHH Healthcare Bhd	519,482	0.1
3,309,800		Kalbe Farma Tbk PT	311,429	0.1
158,355		Life Healthcare Group Holdings Ltd.	407,363	0.1
34,144		Lupin Ltd.	1,060,045	0.2
237,500	@	Luye Pharma Group Ltd	212,051	0.0
80,282		Mediclinic International Ltd.	640,849	0.1
165,600		Netcare Ltd.	434,816	0.1
48,700		Odontoprev SA	120,261	0.0
10,242		Piramal Healthcare Ltd.	135,741	0.0
45,200		Qualicorp SA	167,483	0.0
22,528		Richter Gedeon Nyrt	358,161	0.1
336,000		Shandong Weigao Group Medical Polymer Co., Ltd.	213,007	0.0
71,000		Shanghai Fosun Pharmaceutical Group Co. Ltd.	222,960	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
112,200		Shanghai Pharmaceuticals Holding Co. Ltd.	$235,163	0.0
663,000		Sihuan Pharmaceutical Holdings Group Ltd	377,266	0.1
480,000		Sino Biopharmaceutical	594,413	0.1
189,200		Sinopharm Group Co.	665,482	0.1
151,820		Sun Pharmaceutical Industries Ltd.	2,008,959	0.4
1,333		Yuhan Corp.	274,299	0.1
			15,822,037	2.9

		Industrials: 7.2%
335,590		Aboitiz Equity Ventures, Inc.	415,000	0.1
4,997		Aditya Birla Nuvo Ltd.	163,606	0.0
306,000		Air China Ltd.	242,360	0.0
201,000		AirAsia BHD	58,624	0.0
64,400		Airports of Thailand PCL	499,861	0.1
427,000		Alfa SA de CV	830,514	0.2
318,300		Alliance Global Group, Inc.	104,575	0.0
411,021		Arabtec Holding Co.	207,848	0.0
376,000		AviChina Industry & Technology Co. Ltd.	278,948	0.1
43,811		Barloworld Ltd.	239,085	0.0
250,000		Beijing Capital International Airport Co., Ltd.	233,679	0.0
85,000		Beijing Enterprises Holdings Ltd.	512,061	0.1
101,151		Bharat Heavy Electricals Ltd.	318,026	0.1
48,655		Bidvest Group Ltd.	1,148,283	0.2
1,052,000		BTS Group Holdings PCL	282,694	0.1
427,000		China Airlines Ltd.	146,391	0.0
693,000		China Communications Construction Co., Ltd.	859,620	0.2
180,000		China Conch Venture Holdings Ltd.	382,943	0.1
414,500	L	China COSCO Holdings Co., Ltd.	238,132	0.1
386,000		China Everbright International Ltd.	542,261	0.1
86,000		China International Marine Containers Group Co. Ltd.	151,559	0.0
188,108		China Merchants Holdings International Co., Ltd.	555,401	0.1
309,500		China Railway Construction Corp. Ltd.	457,860	0.1
624,000		China Railway Group Ltd.	569,943	0.1
563,000	L	China Shipping Container Lines Co., Ltd.	203,583	0.0
312,000		China Southern Airlines Co., Ltd.	228,635	0.0
306,000		China State Construction International Holdings Ltd.	439,122	0.1
145,900		CCR SA	447,508	0.1
682,000		Citic Pacific Ltd.	1,245,139	0.2
2,343		CJ Corp.	523,185	0.1
7,217		Container Corp. Of India Ltd.	163,383	0.0
284,000		COSCO Pacific Ltd.	336,885	0.1
680,000	L	CRRC Corp. Ltd	867,176	0.2
88,000		CTCI Corp.	105,468	0.0
5,102		Daelim Industrial Co., Ltd.	290,531	0.1
7,584	@	Daewoo Engineering & Construction Co., Ltd.	40,862	0.0
8,993		Daewoo International Corp.	158,215	0.0
16,280		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	88,054	0.0
718,142		Dialog Group BHD	262,220	0.1
837,150		DMCI Holdings, Inc.	228,944	0.0
1,049		Doosan Corp.	98,361	0.0
8,893		Doosan Heavy Industries and Construction Co. Ltd.	159,316	0.0
19,979		Doosan Infracore Co., Ltd.	111,412	0.0
26,314		DP World Ltd.	559,602	0.1
33,300		EcoRodovias Infraestrutura e Logistica SA	51,657	0.0
1,732		Eicher Motors Ltd.	470,691	0.1
106,800		Embraer SA	682,906	0.1
67,621		Enka Insaat Ve Sanayi AS	111,744	0.0
363,449		Eva Airways Corp.	203,902	0.0
264,620		Evergreen Marine Corp.	111,793	0.0
540,685		Far Eastern New Century Corp.	482,762	0.1
306,400		Gamuda BHD	305,964	0.1
2,982		Glovis Co. Ltd.	565,223	0.1
50,600		Grupo Aeroportuario del Pacifico SA de CV	440,002	0.1
34,120		Grupo Aeroportuario del Sureste SA de CV	520,674	0.1
95,800		Grupo Carso SAB de CV	430,692	0.1
9,313		GS Engineering & Construction Corp.	194,169	0.0
109,000		Haitian International Holdings Ltd.	180,406	0.0
38,875		Hiwin Technologies Corp.	207,560	0.0
9,444		Hyundai Development Co-Engineering & Construction	436,107	0.1
12,288		Hyundai Engineering & Construction Co. Ltd.	356,378	0.1
6,671		Hyundai Heavy Industries	546,224	0.1
8,837		Hyundai Merchant Marine Co., Ltd.	46,097	0.0
499,800		IJM Corp. Bhd	366,104	0.1
23,272		Industries Qatar QSC	787,834	0.2
104,920		International Container Terminal Services, Inc.	168,298	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
322,000		Jasa Marga Persero Tbk PT	$106,389	0.0
397,990		JG Summit Holdings, Inc.	605,234	0.1
208,000		Jiangsu Expressway Co. Ltd.	266,437	0.1
978		KCC Corp.	341,677	0.1
3,453		KEPCO Plant Service & Engineering Co. Ltd.	352,495	0.1
105,705		KOC Holding AS	412,690	0.1
7,167		Korea Aerospace Industries Ltd	412,836	0.1
1,079		Korea Express Co., Ltd.	182,116	0.0
6,644		Korean Air Lines Co. Ltd.	176,095	0.0
51,229		Lan Airlines SA	245,953	0.0
13,314		Larsen & Toubro Ltd.	298,446	0.1
36,593	@	Larsen & Toubro Ltd. GDR	816,299	0.2
15,031		LG Corp.	773,873	0.1
29,710		Localiza Rent a Car SA	183,004	0.0
2,622		LS Industrial Systems Co. Ltd.	100,763	0.0
149,400		Malaysia Airports Holdings Bhd	178,782	0.0
189,900		MISC Bhd	381,086	0.1
117,838		Adani Ports and Special Economic Zone	538,314	0.1
136,800	@	OHL Mexico SAB de CV	176,413	0.0
41,900		Promotora y Operadora de Infraestructura SAB de CV	459,031	0.1
3,584		S-1 Corp.	282,112	0.0
12,073	@	Samsung C&T Corp.	1,501,598	0.3
25,787		Samsung Heavy Industries Co., Ltd.	268,910	0.1
480,000	L	Shanghai Electric Group Co., Ltd.	262,594	0.1
101,000		Shanghai Industrial Holdings Ltd.	224,069	0.0
11,677		Siemens India Ltd.	236,539	0.0
473,100		Sime Darby Bhd	837,900	0.2
219,500		Sinopec Engineering Group Co. Ltd.	191,732	0.0
307,000		Sinotrans Ltd.	144,874	0.0
18,083		SK Networks Co. Ltd.	105,405	0.0
25,298		SM Investments Corp.	482,229	0.1
31,138		TAV Havalimanlari Holding AS	244,675	0.1
347,000		Teco Electric and Machinery Co. Ltd.	273,641	0.1
102,893		Turk Hava Yollari	271,462	0.1
32,026	@	Turk Sise Ve Cam Fabrikalari	30,412	0.0
280,500		United Tractors Tbk PT	335,790	0.1
96,680		Weg S.A.	377,258	0.1
181,000		Weichai Power Co. Ltd.	169,341	0.0
217,500		Westports Holdings Bhd	210,176	0.0
120,000		ENN Energy Holdings Ltd.	577,889	0.1
238,000		Zhejiang Expressway Co., Ltd.	259,975	0.1
82,000		Zhuzhou CSR Times Electric Co., Ltd.	610,165	0.1
			38,570,741	7.2

		Information Technology: 17.5%
114,500		AAC Technologies Holdings, Inc.	716,217	0.1
557,462		Acer, Inc.	218,908	0.0
979,000		Advanced Semiconductor Engineering, Inc.	1,066,705	0.2
52,269		Advantech Co. Ltd.	358,939	0.1
112,000		Asustek Computer, Inc.	962,976	0.2
1,415,000		AU Optronics Corp.	418,934	0.1
8,000	@	Casetek Holdings Ltd.	34,048	0.0
101,000		Catcher Technology Co., Ltd.	1,079,761	0.2
95,559		Chicony Electronics Co. Ltd.	220,910	0.0
1,403,439		InnoLux Display Corp.	439,536	0.1
136,720		Cielo SA	1,271,156	0.3
705,000		Compal Electronics, Inc.	400,464	0.1
4,638		Daum Kakao Corp.	494,120	0.1
15,500	@	Delta Electronics Thailand PCL	37,621	0.0
65,800		Delta Electronics Thailand PCL-Foreign	159,748	0.0
287,000		Delta Electronics, Inc.	1,353,710	0.3
210,000		Epistar Corp.	162,502	0.0
144,544		Foxconn Technology Co., Ltd.	415,462	0.1
1,667,000	L	GCL Poly Energy Holdings Ltd.	322,923	0.1
1,908,000	L	Hanergy Thin Film Power Group Ltd.	110,786	0.0
87,032		HCL Technologies Ltd.	1,305,227	0.2
7,000		Hermes Microvision, Inc.	266,833	0.1
2,225,512		Hon Hai Precision Industry Co., Ltd.	5,814,040	1.1
121,000		HTC Corp.	234,244	0.0
92,311		SK Hynix, Inc.	2,632,758	0.5
56,220		Infosys Ltd.	997,353	0.2
223,206	@	Infosys Ltd. ADR	4,261,003	0.8
389,000		Inotera Memories, Inc.	244,544	0.0
428,000		Inventec Co., Ltd.	203,933	0.0
128,000		Kingsoft Corp. Ltd	251,958	0.1
32,000		Kinsus Interconnect Technology Corp.	61,581	0.0
16,000		Largan Precision Co. Ltd.	1,248,719	0.2
1,030,000		Lenovo Group Ltd.	870,749	0.2
36,325		LG Display Co., Ltd.	693,481	0.1
2,583		LG Innotek Co. Ltd.	192,746	0.0
366,947		Lite-On Technology Corp.	338,062	0.1
229,820		MediaTek, Inc.	1,710,233	0.3
2,404		NCSoft Corp.	384,359	0.1
4,420		NAVER Corp.	1,915,787	0.4
100,000		Novatek Microelectronics Corp., Ltd.	313,959	0.1
292,000		Pegatron Corp.	714,609	0.1
26,000		Phison Electronics Corp.	164,269	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
120,000		Powertech Technology, Inc.	$217,385	0.0
429,000		Quanta Computer, Inc.	746,730	0.1
83,340		Radiant Opto-Electronics Corp.	258,804	0.1
92,760		Realtek Semiconductor Corp.	157,922	0.0
8,555		Samsung SDI Co., Ltd.	787,065	0.1
4,941		Samsung SDS Co. Ltd.	1,204,580	0.2
9,807		Samsung Electro-Mechanics Co. Ltd.	534,506	0.1
17,723		Samsung Electronics Co., Ltd.	17,004,400	3.2
4,308,000		Semiconductor Manufacturing International Corp.	391,101	0.1
473,000		Siliconware Precision Industries Co.	589,671	0.1
56,000		Simplo Technology Co. Ltd.	180,625	0.0
5,531		SK C&C Co. Ltd.	1,141,688	0.2
90,109		SONDA SA	134,872	0.0
242,000		Synnex Technology International Corp.	242,088	0.0
3,944,000		Taiwan Semiconductor Manufacturing Co., Ltd.	15,806,279	2.9
74,874		Tata Consultancy Services Ltd.	2,959,720	0.6
38,541		Tech Mahindra Ltd.	327,858	0.1
828,200		Tencent Holdings Ltd.	13,960,628	2.6
25,000		Totvs S.A.	184,954	0.0
39,000		TPK Holding Co. Ltd.	93,354	0.0
1,890,000		United Microelectronics Corp.	620,836	0.1
170,000		Vanguard International Semiconductor Corp.	193,617	0.0
41,345		Wipro Ltd.	377,788	0.1
43,169	@,L	Wipro Ltd. ADR	530,547	0.1
422,848		Wistron Corp.	221,101	0.0
287,000		WPG Holdings Ltd	277,262	0.1
58,000		Zhen Ding Technology Holding Ltd.	166,252	0.0
129,040		ZTE Corp.	295,154	0.1
			94,672,660	17.5

		Materials: 6.4%
5,540		ACC Ltd.	113,969	0.0
17,395		African Rainbow Minerals Ltd.	65,284	0.0
319,700		Alrosa AO	283,850	0.1
722,000		Aluminum Corp. of China Ltd.	225,540	0.0
119,017		Ambuja Cements Ltd.	373,939	0.1
9,512		Anglo American Platinum Ltd.	157,592	0.0
64,920		AngloGold Ashanti Ltd.	524,001	0.1
189,000		Anhui Conch Cement Co., Ltd.	558,779	0.1
401,356		Asia Cement Corp.	393,689	0.1
49,260		Asian Paints Ltd.	632,619	0.1
229,000		BBMG Corp.	158,026	0.0
14,600	@	Braskem SA	61,472	0.0
80,242		Cementos Argos SA	245,315	0.0
1,964,719		Cemex SA de CV	1,371,418	0.3
488,000		China National Building Material Co., Ltd.	282,755	0.1
348,000		China Resources Cement Holdings Ltd.	159,304	0.0
1,803,535		China Steel Corp.	1,053,972	0.2
34,749	@	Cia de Minas Buenaventura SAA ADR	207,104	0.0
106,600		Cia Siderurgica Nacional S.A.	107,286	0.0
21,300		Duratex SA	31,108	0.0
193,056		Empresas CMPC SA	496,872	0.1
241,138		Eregli Demir ve Celik Fabrikalari TAS	297,665	0.1
40,600		Fibria Celulose SA	549,321	0.1
508,600		Formosa Chemicals & Fibre Co.	1,036,473	0.2
628,600		Formosa Plastics Corp.	1,329,513	0.3
305,500		Fosun International	527,509	0.1
130,739		Gold Fields Ltd.	344,148	0.1
50,014		Grupo Argos SA/Colombia	289,931	0.1
579,100		Grupo Mexico SA de CV Series B	1,400,742	0.3
17,685		Hanwha Chemical Corp.	324,292	0.1
7,618		Hanwha Corp.	250,916	0.1
203,439		Hindalco Industries Ltd	220,284	0.0
2,516		Lotte Chemical Corp.	576,561	0.1
3,721		Hyosung Corp.	355,440	0.1
12,631		Hyundai Steel Co.	550,567	0.1
88,267		Impala Platinum Holdings Ltd.	245,142	0.0
253,700		Indocement Tunggal Prakarsa TBK PT	285,668	0.1
294,400		Indorama Ventures PCL	187,200	0.0
22,590		Industrias Penoles SAB de CV	308,966	0.1
224,000		Jiangxi Copper Co., Ltd.	273,132	0.1
16,491		Jsw Steel Ltd.	223,957	0.0
21,842		KGHM Polska Miedz SA	471,820	0.1
90,000		Klabin SA	498,978	0.1
1,418		Korea Zinc Co., Ltd.	557,610	0.1
6,518	L	Kumba Iron Ore Ltd.	37,067	0.0
2,281		Kumho Petrochemical Co. Ltd	102,638	0.0
64,600		Lafarge Malaysia Bhd	132,264	0.0
7,227		LG Chem Ltd.	1,751,813	0.3
175,000		Mexichem SA de CV	430,127	0.1
8,518		MMC Norilsk Nickel OJSC	1,239,925	0.2
17,465		Mondi Ltd.	366,195	0.1
110,205	L	Nampak Ltd.	204,928	0.0
735,890		Nan Ya Plastics Corp.	1,248,831	0.2
306,000		Nine Dragons Paper Holdings Ltd.	159,603	0.0
3,059		OCI Co. Ltd	213,999	0.0
446,400		Petronas Chemicals Group Bhd	624,263	0.1
10,611		POSCO	1,500,342	0.3
265,300		PTT Global Chemical PCL	394,142	0.1
96,113		Sappi Ltd.	295,158	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
502,200		Semen Gresik Persero Tbk PT	$310,592	0.1
102,812		Sesa Goa Ltd.	133,485	0.0
33,081		Severstal OAO	354,575	0.1
1,243		Shree Cement Ltd	222,317	0.0
3,400	@	Siam Cement PCL	43,512	0.0
61,200		Siam Cement PCL - Foreign Reg	786,499	0.1
636,000		Sinopec Shanghai Petrochemical Co. Ltd.	243,874	0.0
16,377		Sociedad Quimica y Minera de Chile SA	236,772	0.0
25,870	L	Southern Copper Corp.	691,246	0.1
65,300		Suzano Papel e Celulose	315,917	0.1
92,214		Synthos SA	91,813	0.0
539,000		Taiwan Cement Corp.	547,962	0.1
158,000		Taiwan Fertilizer Co., Ltd.	197,369	0.0
62,647		Tata Steel Ltd.	203,406	0.0
8,387		Titan Cement Co. SA	190,970	0.0
6,642		Ultratech Cement Ltd	270,786	0.1
47,265		UPL Ltd.	331,238	0.1
106,888		Uralkali OJSC	317,008	0.1
76,371	@	Vale SA ADR	255,843	0.1
196,300		Vale SA	820,454	0.2
19,799	@	Vedanta Ltd. ADR	102,559	0.0
7,700		Zaklady Azotowe w Tarnowie-Moscicach SA	179,322	0.0
904,000	L	Zijin Mining Group Co., Ltd.	237,157	0.0
			34,395,700	6.4

		Telecommunication Services: 7.2%
162,600		Advanced Info Service PCL	1,014,131	0.2
426,000		Alibaba Health Information Technology Ltd.	273,207	0.1
67,020	@	America Movil SAB de CV ADR	1,109,181	0.2
3,807,500		America Movil SAB de CV	3,164,489	0.6
329,000		Asia Pacific Telecom Co. Ltd.	96,148	0.0
404,000		Axiata Group Bhd	533,643	0.1
177,701		Bharti Airtel Ltd.	917,015	0.2
75,063		Bharti Infratel Ltd.	406,728	0.1
464,000		China Communications Services Corp., Ltd.	179,106	0.0
985,000		China Mobile Ltd.	11,790,215	2.2
2,172,000		China Telecom Corp., Ltd.	1,052,374	0.2
932,000		China Unicom Hong Kong Ltd.	1,185,680	0.2
602,000		Chunghwa Telecom Co., Ltd.	1,809,035	0.3
541,000		Digi.Com BHD	683,035	0.1
21,997		Empresa Nacional de Telecomunicaciones SA	207,691	0.1
250,000		Far EasTone Telecommunications Co., Ltd.	539,172	0.1
5,890		Globe Telecom, Inc.	296,443	0.1
41,309		Hellenic Telecommunications Organization S.A.	362,970	0.1
174,107		Idea Cellular Ltd.	398,063	0.1
5,312		KT Corp.	138,040	0.0
36,776		LG Uplus Corp.	376,432	0.1
314,400		Maxis Bhd	469,018	0.1
16,540	@	MegaFon PJSC GDR	200,998	0.0
82,408	@	Mobile TeleSystems PJSC ADR	594,986	0.1
261,667		MTN Group Ltd.	3,364,854	0.6
40,780		Oi SA	29,213	0.0
14,671		Ooredoo QSC	310,660	0.1
406,342		Global Telecom Holding	98,684	0.0
15,585		Philippine Long Distance Telephone Co.	730,823	0.1
168,250		Reliance Communications Ltd.	174,451	0.0
154,014		Rostelecom OJSC	202,997	0.0
28,091	@	Sistema JSFC GDR	193,999	0.0
1,706		SK Telecom Co., Ltd.	378,452	0.1
274,000		Taiwan Mobile Co., Ltd.	838,879	0.2
196,100		Telekom Malaysia BHD	298,233	0.1
124,400		Orange Polska SA	237,820	0.0
7,874,900		Telekomunikasi Indonesia Persero Tbk PT	1,422,216	0.3
37,360		Telkom SA Ltd.	179,622	0.0
142,100		Tim Participacoes SA	268,465	0.1
368,100		Tower Bersama Infrastructure Tbk PT	164,610	0.0
1,422,802		True Corp. PCL	383,120	0.1
76,257		Turk Telekomunikasyon AS	150,510	0.0
133,666		Turkcell Iletisim Hizmet AS	466,418	0.1
62,126		Vodacom Group Pty Ltd.	617,977	0.1
61,917		Vodafone Qatar	231,381	0.0
550,000		XL Axiata Tbk PT	98,390	0.0
			38,639,574	7.2

		Utilities: 3.1%
257,000		Aboitiz Power Corp.	237,535	0.1
505,915		AES Gener SA	236,627	0.0
503,645		Aguas Andinas SA	261,991	0.1
670,000		Beijing Enterprises Water Group Ltd.	468,666	0.1
25,738		CEZ AS	535,350	0.1
1,292,000	#	CGN Power Co. Ltd.	540,452	0.1
282,000		China Gas Holdings Ltd.	388,970	0.1
499,000		China Longyuan Power Group Corp.	539,709	0.1
500,000		China Power International Development Ltd.	326,151	0.1
150,000		China Resources Gas Group Ltd.	387,141	0.1
294,000		China Resources Power Holdings Co.	674,986	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
64,900		Cia de Saneamento Basico do Estado de Sao Paulo	$258,487	0.1
20,600		Cia Paranaense de Energia	170,121	0.0
1,251,785		Colbun SA	322,570	0.1
35,134		CPFL Energia S.A.	131,337	0.0
458,000		Datang International Power Generation Co., Ltd.	173,879	0.0
39,400		EDP - Energias do Brasil S.A.	115,880	0.0
43,500		Centrais Eletricas Brasileiras SA	96,447	0.0
486,472		Empresa Nacional de Electricidad S.A.	572,603	0.1
39,724		Enea SA	141,285	0.0
41,984		Energa SA	186,335	0.0
1,892,200		Energy Development Corp.	223,028	0.0
2,911,603		Enersis SA	733,261	0.1
20,000		Equatorial Energia SA	171,421	0.0
66,226		GAIL India Ltd.	305,582	0.1
90,400		Glow Energy PCL	212,368	0.0
452,000		Guangdong Investment Ltd.	674,711	0.1
262,000		Huadian Power International Co.	205,576	0.0
542,000		Huaneng Power International, Inc.	586,858	0.1
676,000		Huaneng Renewables Corp. Ltd.	250,593	0.1
70,586		Interconexion Electrica SA ESP	163,446	0.0
145,194		Isagen SA ESP	135,423	0.0
40,577		Korea Electric Power Corp.	1,672,944	0.3
5,928		Korea Gas Corp.	199,089	0.0
191,349		NTPC Ltd.	360,989	0.1
1,800,000		Perusahaan Gas Negara PT	311,473	0.1
112,400		Petronas Gas BHD	563,309	0.1
133,914	L	PGE Polska Grupa Energetyczna SA	475,809	0.1
5,362		Qatar Electricity & Water Co.	308,297	0.1
19,848,910		RusHydro JSC	185,629	0.0
224,885		Tata Power Co. Ltd.	223,034	0.0
215,385		Tauron Polska Energia SA	186,039	0.0
510,800		Tenaga Nasional BHD	1,397,057	0.3
30,200		Tractebel Energia S.A.	256,561	0.1
753,800		YTL Corp. Bhd	274,518	0.1
259,395		YTL Power International	95,110	0.0
			16,938,647	3.1

	Total Common Stock
	(Cost $625,599,028)		517,027,462	95.9

PREFERRED STOCK: 2.5%
		Consumer Discretionary: 0.2%
4,115		Hyundai Motor Co.	384,808	0.1
6,101		Hyundai Motor Co.- Series 2	588,156	0.1
94,850		Lojas Americanas SA	388,061	0.0
			1,361,025	0.2

		Consumer Staples: 0.0%
1,627		Amorepacific Corp.	256,428	0.0

		Energy: 0.4%
270		AK Transneft OAO	613,616	0.1
520,100		Petroleo Brasileiro SA	947,187	0.2
1,125,323		Surgutneftegas OAO	681,243	0.1
			2,242,046	0.4

		Financials: 1.0%
292,280		Banco Bradesco SA	1,571,065	0.3
15,800		Banco do Estado do Rio Grande do Sul	22,477	0.0
14,375		Grupo de Inversiones Suramericana SA	164,802	0.0
358,373		Itau Unibanco Holding S.A.	2,380,114	0.5
554,709		Investimentos Itau SA	999,022	0.2
			5,137,480	1.0

		Information Technology: 0.5%
3,282		Samsung Electronics Co., Ltd.	2,547,705	0.5

		Materials: 0.2%
155,100		Gerdau SA	212,434	0.0
1,455		LG Chem Ltd.	234,275	0.0
37,400		Usinas Siderurgicas de Minas Gerais SA	32,263	0.0
238,700		Vale SA	800,784	0.2
			1,279,756	0.2

		Telecommunication Services: 0.1%
56,400		Telefonica Brasil SA	517,836	0.1

		Utilities: 0.1%
137,259		Cia Energetica de Minas Gerais	241,315	0.1
30,400		Cia Energetica de Sao Paulo	116,478	0.0
			357,793	0.1

	Total Preferred Stock
	(Cost $26,944,271)		13,700,069	2.5

RIGHTS: 0.0%
		Financials: 0.0%
3,064	@	Mirae Asset Securities Co., Ltd.	14,947	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Materials: 0.0%
30,968	@ Fosun International Ltd	$2,965	0.0

	Total Rights
	(Cost $–)	17,912	0.0

	Total Long-Term Investments
	(Cost $652,543,299)	530,745,443	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc: 2.1%
559,154	Bank of Nova Scotia, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $559,156, collateralized by various U.S. Government Securities, 0.000%-9.250%, Market Value plus accrued interest $570,339, due 11/15/15-09/09/49)	559,154	0.1
2,656,182	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $2,656,197, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,709,306, due 10/01/15-09/09/49)	2,656,182	0.5
2,656,182	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,656,189, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,709,307, due 11/15/15-07/15/37)	2,656,182	0.5
2,656,182	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,656,193, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,709,306, due 11/30/19-02/15/44)	2,656,182	0.5
2,656,182	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,656,192, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,709,306, due 11/15/15-07/20/65)	2,656,182	0.5
		11,183,882	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
6,011,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $6,011,000)	6,011,000	1.1

	Total Short-Term Investments
	(Cost $17,194,882)	17,194,882	3.2

	Total Investments in Securities (Cost $669,738,181)	$547,940,325	101.6
	Liabilities in Excess of Other Assets	(8,497,944)	(1.6)
	Net Assets	$539,442,381	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $678,581,562.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$33,837,887
Gross Unrealized Depreciation	(164,479,124)

Net Unrealized Depreciation	$(130,641,237)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$4,623,908	$43,800,336	$–	$48,424,244
Consumer Staples	19,867,622	26,475,456	–	46,343,078
Energy	7,504,728	29,674,156	–	37,178,884
Financials	15,563,905	130,477,992	–	146,041,897
Health Care	1,184,589	14,260,182	377,266	15,822,037
Industrials	5,480,219	32,311,922	778,600	38,570,741
Information Technology	6,382,532	88,179,342	110,786	94,672,660
Materials	8,893,862	25,501,838	–	34,395,700
Telecommunication Services	5,575,023	33,064,551	–	38,639,574
Utilities	4,172,007	12,766,640	–	16,938,647
Total Common Stock	79,248,395	436,512,415	1,266,652	517,027,462
Preferred Stock	8,393,838	5,306,231	–	13,700,069
Rights	–	17,912	–	17,912
Short-Term Investments	6,011,000	11,183,882	–	17,194,882
Total Investments, at fair value	$93,653,233	$453,020,440	$1,266,652	$547,940,325
Liabilities Table
Other Financial Instruments+
Futures	$(228,081)	$–	$–	$(228,081)
Total Liabilities	$(228,081)	$–	$–	$(228,081)

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $19,649,152 and $6,265,125 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $775,457 and $1,389,916 were transferred from Level 1 to Level 3 and Level 2 to Level 3, respectively, due to significant unobservable inputs.

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	248	12/18/15	$9,809,640	$(228,081)
			$9,809,640	$(228,081)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$228,081
Total Liability Derivatives		$228,081

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 8.0%
62,772		Bayerische Motoren Werke AG	$5,476,427	1.2
194,981		Daimler AG	14,195,294	3.2
205,598		Industria de Diseno Textil SA	6,894,039	1.6
53,211		LVMH Moet Hennessy Louis Vuitton SE	9,058,853	2.0
			35,624,613	8.0

		Consumer Staples: 10.6%
150,392		Anheuser-Busch InBev Worldwide, Inc.	15,995,107	3.6
108,570		Carrefour S.A.	3,217,645	0.7
119,418		Danone	7,538,081	1.7
47,775		L'Oreal S.A.	8,304,013	1.9
305,334		Unilever NV	12,239,377	2.7
			47,294,223	10.6

		Energy: 6.6%
523,488	L	ENI S.p.A.	8,234,690	1.8
472,329		Total S.A.	21,246,829	4.8
			29,481,519	6.6

		Financials: 26.6%
89,405		Allianz SE	14,044,973	3.2
263,551		Assicurazioni Generali S.p.A.	4,822,009	1.1
410,411		AXA S.A.	9,964,407	2.2
2,800,818		Banco Santander SA	14,893,183	3.3
1,233,516		Banco Bilbao Vizcaya Argentaria S.A.	10,430,461	2.3
218,734		BNP Paribas	12,877,837	2.9
254,101		Deutsche Bank AG	6,857,510	1.5
756,991		ING Groep NV	10,700,207	2.4
2,811,262		Intesa Sanpaolo SpA - ISP	9,931,398	2.2
28,717		Muenchener Rueckversicherungs-Gesellschaft AG	5,363,346	1.2
157,700		Societe Generale	7,047,807	1.6
19,293		Unibail-Rodamco SE	5,000,462	1.1
1,167,385		UniCredit SpA	7,277,749	1.6
			119,211,349	26.6

		Health Care: 12.0%
161,779		Bayer AG	20,756,100	4.6
42,283		Essilor International SA	5,165,673	1.2
79,707		Fresenius SE & Co. KGaA	5,350,585	1.2
233,715		Sanofi	22,249,810	5.0
			53,522,168	12.0

		Industrials: 11.6%
98,914		Cie de Saint-Gobain	4,292,926	1.0
187,285		Deutsche Post AG	5,188,386	1.2
114,142		Airbus Group SE	6,759,530	1.5
186,340		Koninklijke Philips NV	4,384,017	1.0
66,876		Safran S.A.	5,028,542	1.1
114,954		Schneider Electric SE	6,437,350	1.4
151,827		Siemens AG	13,563,838	3.0
102,460		Vinci S.A.	6,515,329	1.4
			52,169,918	11.6

		Information Technology: 5.3%
72,593		ASML Holding NV	6,381,170	1.4
719,610		Nokia OYJ	4,920,575	1.1
189,025		SAP SE	12,245,804	2.8
			23,547,549	5.3

		Materials: 4.8%
67,303		Air Liquide SA	7,978,962	1.8
179,686		BASF SE	13,743,067	3.0
			21,722,029	4.8

		Telecommunication Services: 7.3%
619,947		Deutsche Telekom AG	11,036,060	2.5
398,816		Orange SA	6,045,788	1.3
855,017		Telefonica S.A.	10,373,111	2.3
229,141		Vivendi	5,428,770	1.2
			32,883,729	7.3

		Utilities: 4.9%
391,463		E.ON AG	3,359,333	0.7
1,370,511		Enel S.p.A.	6,115,242	1.4
317,822		GDF Suez	5,142,542	1.1
1,123,299		Iberdrola S.A.	7,484,829	1.7
			22,101,946	4.9

		Total Common Stock
		(Cost $395,323,158)	437,559,043	97.7

PREFERRED STOCK: 0.8%
		Consumer Discretionary: 0.8%
30,813		Volkswagen AG	3,384,757	0.8

		Total Preferred Stock
		(Cost $5,403,113)	3,384,757	0.8

		Total Long-Term Investments
		(Cost $400,726,271)	440,943,800	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateralcc: 1.4%
1,491,006		Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,491,010, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,520,826, due 10/15/15-08/15/45)	1,491,006	0.3

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
313,822	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $313,824, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $320,098, due 10/01/15-09/09/49)	$313,822	0.1
1,491,006	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,491,010, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,520,827, due 11/15/15-07/15/37)	1,491,006	0.3
1,491,006	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,491,012, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,520,826, due 11/30/19-02/15/44)	1,491,006	0.4
1,491,006	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,491,012, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,520,826, due 11/15/15-07/20/65)	1,491,006	0.3
		6,277,846	1.4

	Total Short-Term Investments
	(Cost $6,277,846)	6,277,846	1.4

	Total Investments in Securities (Cost $407,004,117)	$447,221,646	99.9
	Assets in Excess of Other Liabilities	634,210	0.1
	Net Assets	$447,855,856	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $432,900,511.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$63,494,806
Gross Unrealized Depreciation	(49,173,671)

Net Unrealized Appreciation	$14,321,135

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$35,624,613	$–	$35,624,613
Consumer Staples	–	47,294,223	–	47,294,223
Energy	–	29,481,519	–	29,481,519
Financials	10,700,207	108,511,142	–	119,211,349
Health Care	–	53,522,168	–	53,522,168
Industrials	–	52,169,918	–	52,169,918
Information Technology	–	23,547,549	–	23,547,549
Materials	–	21,722,029	–	21,722,029
Telecommunication Services	–	32,883,729	–	32,883,729
Utilities	–	22,101,946	–	22,101,946
Total Common Stock	10,700,207	426,858,836	–	437,559,043
Preferred Stock	–	3,384,757	–	3,384,757
Short-Term Investments	–	6,277,846	–	6,277,846
Total Investments, at fair value	$10,700,207	$436,521,439	$–	$447,221,646
Other Financial Instruments+
Forward Foreign Currency Contracts	–	15,768	–	15,768
Futures	6,817	–	–	6,817
Total Assets	$10,707,024	$436,537,207	$–	$447,244,231
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(30,964)	$–	$(30,964)
Total Liabilities	$–	$(30,964)	$–	$(30,964)

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $9,552,876 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	EU Euro	3,000,000	Buy	12/16/15	$3,341,244	$3,356,644	$15,400
Bank of America	EU Euro	2,300,000	Buy	12/16/15	2,604,391	2,573,427	(30,964)
							$(15,564)

Societe Generale	EU Euro	1,000,000	Sell	12/16/15	$1,119,249	$1,118,881	$368
							$368

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50®	195	12/18/15	$6,735,108	$6,817
			$6,735,108	$6,817

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$15,768
Equity contracts	Futures contracts	6,817
Total Asset Derivatives		$22,585

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$30,964
Total Liability Derivatives		$30,964

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$15,400	$368	$15,768
Total Assets	$15,400	$368	$15,768

Liabilities:
Forward foreign currency contracts	$30,964	$-	$30,964
Total Liabilities	$30,964	$-	$30,964

Net OTC derivative instruments by counterparty, at fair value	$(15,564)	$368	$(15,196)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(15,564)	$368	$(15,196)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 11.0%
149,089		Barratt Developments PLC	$1,456,295	0.4
18,847		Berkeley Group Holdings PLC	954,041	0.3
156,996		Sky PLC	2,483,831	0.7
66,330		Burberry Group PLC	1,374,928	0.4
27,321		Carnival PLC	1,413,490	0.4
246,685		Compass Group PLC	3,940,260	1.1
148,956		Dixons Carphone PLC	957,337	0.3
256,571		GKN PLC	1,042,154	0.3
35,393		InterContinental Hotels Group PLC	1,226,166	0.3
560,494		ITV PLC	2,088,648	0.6
349,189		Kingfisher PLC	1,896,872	0.5
246,350		Marks & Spencer Group PLC	1,869,981	0.5
106,245	#	Merlin Entertainments PLC	598,645	0.2
22,046		Next PLC	2,540,619	0.7
121,737		Pearson PLC	2,080,836	0.6
45,794		Persimmon PLC	1,393,798	0.4
167,502		Relx PLC	2,872,891	0.8
37,642		Sports Direct International PLC	431,854	0.1
483,680		Taylor Wimpey PLC	1,433,032	0.4
70,559		TUI AG - TUI - GBP	1,303,687	0.4
27,319		Whitbread PLC	1,935,446	0.5
194,038		WPP PLC	4,039,669	1.1
			39,334,480	11.0

		Consumer Staples: 18.2%
52,175		Associated British Foods PLC	2,640,525	0.7
279,079		British American Tobacco PLC	15,398,338	4.3
29,554		Coca-Cola HBC AG	625,616	0.2
377,101		Diageo PLC	10,131,509	2.8
144,243		Imperial Tobacco Group PLC	7,457,168	2.1
211,437	L	J Sainsbury PLC	836,200	0.2
95,181		Reckitt Benckiser Group PLC	8,631,538	2.4
141,539		SABMiller PLC	8,015,020	2.2
1,216,169		Tesco PLC	3,378,014	1.0
180,630		Unilever PLC	7,357,000	2.1
324,051		WM Morrison Supermarkets PLC	815,457	0.2
			65,286,385	18.2

		Energy: 12.1%
509,545		BG Group PLC	7,350,614	2.0
2,730,484		BP PLC	13,852,717	3.9
583,189		Royal Dutch Shell PLC - Class A	13,767,324	3.8
363,471		Royal Dutch Shell PLC - Class B	8,594,339	2.4
			43,564,994	12.1

		Financials: 22.5%
144,270		3i Group PLC	1,019,104	0.3
147,988		Aberdeen Asset Management PLC	664,757	0.2
29,670		Admiral Group PLC	674,806	0.2
605,687		Aviva PLC	4,142,625	1.2
2,507,334		Barclays PLC	9,279,089	2.6
153,350		British Land Co. PLC	1,947,483	0.5
140,352		Capital Shopping Centres Group PLC	700,529	0.2
205,865		Direct Line Insurance Group PLC	1,168,107	0.3
117,421		Hammerson PLC	1,108,763	0.3
32,667		Hargreaves Lansdown PLC	597,423	0.2
2,921,911		HSBC Holdings PLC	22,041,998	6.1
117,784		Land Securities Group PLC	2,245,421	0.6
889,007		Legal & General Group PLC	3,205,546	0.9
9,157,090		Lloyds Banking Group Plc	10,424,953	2.9
46,717		London Stock Exchange Group PLC	1,712,372	0.5
731,709		Old Mutual PLC	2,096,970	0.6
382,036		Prudential PLC	8,059,607	2.2
472,131		Royal Bank of Scotland Group PLC	2,252,577	0.6
152,056		RSA Insurance Group PLC	927,002	0.3
16,920		Schroders PLC	718,964	0.2
77,597		St. James's Place PLC	998,682	0.3
312,567		Standard Chartered PLC	3,033,435	0.8
292,844		Standard Life PLC	1,719,915	0.5
			80,740,128	22.5

		Health Care: 9.7%
188,939		AstraZeneca PLC	11,982,205	3.3
727,897		GlaxoSmithKline PLC	13,971,137	3.9
20,155		Hikma Pharmaceuticals PLC	696,227	0.2
88,010		Shire PLC	6,016,517	1.7
134,248		Smith & Nephew PLC	2,345,471	0.6
			35,011,557	9.7

		Industrials: 6.9%
75,358		Ashtead Group PLC	1,065,679	0.3
75,189		Babcock International Group	1,040,177	0.3
473,543		BAE Systems PLC	3,209,947	0.9
49,709		Bunzl PLC	1,333,896	0.4
99,097		Capita Group PLC	1,799,794	0.5
37,196		easyJet PLC	1,004,068	0.3
145,759		Experian PLC	2,339,899	0.7
232,304		Group 4 Securicor PLC	812,096	0.2
274,343	@	International Consolidated Airlines Group SA	2,450,661	0.7
24,067		Intertek Group PLC	888,132	0.2
116,530		Meggitt PLC	840,661	0.2
275,274		Rolls-Royce Holdings PLC	2,823,799	0.8
115,284		Royal Mail PLC	801,030	0.2

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
58,696	Smiths Group PLC	$894,336	0.3
36,961	Travis Perkins PLC	1,102,649	0.3
38,971	Wolseley PLC	2,279,562	0.6
		24,686,386	6.9

	Information Technology: 1.2%
211,325	ARM Holdings PLC	3,036,144	0.9
161,252	Sage Group PLC	1,219,961	0.3
		4,256,105	1.2

	Materials: 6.1%
195,635	Anglo American PLC	1,634,156	0.5
53,137	Antofagasta PLC	402,495	0.1
316,218	BHP Billiton PLC	4,813,336	1.3
121,994	CRH PLC - London	3,220,133	0.9
25,376	Fresnillo PLC	227,320	0.1
1,745,689	Glencore PLC	2,423,121	0.7
30,681	Johnson Matthey PLC	1,137,520	0.3
54,984	Mondi PLC	1,152,416	0.3
13,901	Randgold Resources Ltd.	819,115	0.2
184,001	Rio Tinto PLC	6,173,798	1.7
		22,003,410	6.1

	Telecommunication Services: 6.0%
1,253,034	BT Group PLC	7,974,964	2.2
67,063	Inmarsat PLC	997,654	0.3
3,977,500	Vodafone Group PLC	12,545,331	3.5
		21,517,949	6.0

	Utilities: 4.6%
756,394	Centrica PLC	2,627,725	0.8
564,746	National Grid PLC	7,865,273	2.2
147,834	SSE PLC	3,345,920	0.9
35,645	Severn Trent PLC	1,179,135	0.3
102,079	United Utilities Group PLC	1,430,735	0.4
		16,448,788	4.6

	Total Common Stock
	(Cost $337,304,256)	352,850,182	98.3

Principal Amount†		Value	Percentage of Net Assets
	SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending Collateralcc: 0.1%
511,084	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $511,086, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $521,306, due 11/30/19-02/15/44)
	(Cost $511,084)	511,084	0.1

	Total Short-Term Investments
	(Cost $511,084)	511,084	0.1

	Total Investments in Securities (Cost $337,815,340)	$353,361,266	98.4
	Assets in Excess of Other Liabilities	5,742,598	1.6
	Net Assets	$359,103,864	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $341,086,695.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,459,563
Gross Unrealized Depreciation	(58,184,992)

Net Unrealized Appreciation	$12,274,571

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$39,334,480	$–	$39,334,480
Consumer Staples	–	65,286,385	–	65,286,385
Energy	–	43,564,994	–	43,564,994
Financials	–	80,740,128	–	80,740,128

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Health Care	$–	$35,011,557	$–	$35,011,557
Industrials	–	24,686,386	–	24,686,386
Information Technology	–	4,256,105	–	4,256,105
Materials	–	22,003,410	–	22,003,410
Telecommunication Services	–	21,517,949	–	21,517,949
Utilities	–	16,448,788	–	16,448,788
Total Common Stock	–	352,850,182	–	352,850,182
Short-Term Investments	–	511,084	–	511,084
Total Investments, at fair value	$–	$353,361,266	$–	$353,361,266
Other Financial Instruments+
Forward Foreign Currency Contracts	–	4,820	–	4,820
Total Assets	$–	$353,366,086	$–	$353,366,086
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(40,418)	$–	$(40,418)
Futures	(73,268)	–	–	(73,268)
Total Liabilities	$(73,268)	$(40,418)	$–	$(113,686)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	British Pound	1,400,000	Buy	12/16/15	$2,157,620	$2,117,202	$(40,418)
							$(40,418)

Morgan Stanley	British Pound	400,000	Sell	12/16/15	$609,735	$604,915	$4,820
							$4,820

At September 30, 2015, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	72	12/18/15	$6,555,208	$(73,268)
			$6,555,208	$(73,268)

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$4,820
Total Asset Derivatives		$4,820

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$40,418
Equity contracts	Futures contracts	73,268
Total Liability Derivatives		$113,686

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$4,820	$4,820
Total Assets	$-	$4,820	$4,820

Liabilities:
Forward foreign currency contracts	$40,418	$-	$40,418
Total Liabilities	$40,418	$-	$40,418

Net OTC derivative instruments by counterparty, at fair value	$(40,418)	$4,820	$(35,598)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(40,418)	$4,820	$(35,598)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 13.1%
283,121		Coach, Inc.	$8,190,691	1.0
198,200		Denso Corp.	8,395,529	1.1
76,131		Hasbro, Inc.	5,492,090	0.7
264,118		Hilton Worldwide Holdings, Inc.	6,058,867	0.8
120,745		Home Depot, Inc.	13,944,840	1.7
54,173		Kohl's Corp.	2,508,752	0.3
43,711		LVMH Moet Hennessy Louis Vuitton SE	7,441,535	0.9
120,716		McDonald's Corp.	11,894,147	1.5
119,283		Nike, Inc.	14,668,230	1.8
578,200		Panasonic Corp.	5,851,457	0.7
103,639		Renault S.A.	7,477,880	0.9
224,500		Toyota Motor Corp.	13,144,007	1.7
			105,068,025	13.1

		Consumer Staples: 9.8%
146,128		Casino Guichard Perrachon S.A.	7,782,078	1.0
411,914		Diageo PLC	11,066,824	1.4
159,350		Dr Pepper Snapple Group, Inc.	12,596,617	1.6
113,709		Kimberly-Clark Corp.	12,398,829	1.5
155,116		Kraft Heinz Co.	10,948,087	1.4
71,200		KT&G Corp.	6,697,714	0.8
76,937		Nestle S.A.	5,786,100	0.7
141,332		Philip Morris International, Inc.	11,211,868	1.4
			78,488,117	9.8

		Energy: 6.7%
133,119		Hess Corp.	6,663,937	0.8
158,501		Occidental Petroleum Corp.	10,484,841	1.3
206,541	@	Royal Dutch Shell PLC - Class A ADR	9,787,978	1.2
147,688	L	Sasol Ltd.	4,137,145	0.5
167,408		Schlumberger Ltd.	11,546,130	1.5
257,786	L	Total S.A.	11,596,017	1.4
			54,216,048	6.7

		Financials: 18.7%
422,828		Admiral Group PLC	9,616,678	1.2
176,400		Blackstone Group LP	5,586,588	0.7
1,857,109		Challenger Ltd.	9,372,170	1.2
10,721,000		China Construction Bank	7,154,473	0.9
239,071		Deutsche Bank AG	6,451,890	0.8
2,780,254		Intesa Sanpaolo SpA - ISP	9,821,855	1.2
268,537		JPMorgan Chase & Co.	16,372,701	2.0
25,423		Mid-America Apartment Communities, Inc.	2,081,381	0.3
282,800		NKSJ Holdings, Inc.	8,213,883	1.0
91,372		Prudential Financial, Inc.	6,963,460	0.9
849,171		QBE Insurance Group Ltd.	7,733,247	0.9
45,402		Simon Property Group, Inc.	8,341,255	1.0
241,509		Starwood Property Trust, Inc.	4,955,765	0.6
2,783,000		Sumitomo Mitsui Trust Holdings, Inc.	10,199,821	1.3
529,557		UBS Group AG	9,790,518	1.2
351,283		Wells Fargo & Co.	18,038,382	2.3
39,227		Zurich Insurance Group AG	9,630,475	1.2
			150,324,542	18.7

		Health Care: 12.7%
170,183		AstraZeneca PLC	10,792,730	1.3
200,485		Bristol-Myers Squibb Co.	11,868,712	1.5
122,352		Gilead Sciences, Inc.	12,013,743	1.5
182,532		Medtronic PLC	12,218,692	1.5
171,792		Novartis AG	15,789,727	2.0
388,317		Pfizer, Inc.	12,197,037	1.5
58,921		Roche Holding AG	15,641,850	1.9
102,878		UnitedHealth Group, Inc.	11,934,877	1.5
			102,457,368	12.7

		Industrials: 10.7%
96,534		Boeing Co.	12,641,127	1.6
5,083,400		China Railway Construction Corp. Ltd.	7,520,145	0.9
426,021		General Electric Co.	10,744,250	1.3
499,300		LIXIL Group Corp.	10,161,848	1.3
384,839		Koninklijke Philips NV	9,054,098	1.1
469,600		Mitsubishi Corp.	7,697,478	1.0
112,987		Siemens AG	10,093,971	1.3
115,663		Union Pacific Corp.	10,225,766	1.3
787,537		Volvo AB - B Shares	7,543,935	0.9
			85,682,618	10.7

		Information Technology: 12.0%
244,322		Apple, Inc.	26,948,716	3.3
601,779		Cisco Systems, Inc.	15,796,699	2.0
428,121		Intel Corp.	12,903,567	1.6
571,000		MediaTek, Inc.	4,249,164	0.5
216,098		Microchip Technology, Inc.	9,311,663	1.2
416,812		Microsoft Corp.	18,448,099	2.3
411,851	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,545,908	1.1
			96,203,816	12.0

		Materials: 4.4%
111,989		BASF SE	8,565,344	1.0
699,046		BHP Billiton Ltd.	11,040,978	1.4
192,807		Dow Chemical Co.	8,175,017	1.0
168,408		Koninklijke DSM NV	7,772,349	1.0
			35,553,688	4.4

		Telecommunication Services: 4.8%
273,244		AT&T, Inc.	8,902,290	1.1
3,703,806		Bezeq Israeli Telecommunication Corp., Ltd.	7,088,344	0.9
719,500		China Mobile Ltd.	8,612,243	1.1
36,076		SK Telecom Co., Ltd.	8,002,948	1.0
608,910		Vodacom Group Pty Ltd.	6,056,919	0.7
			38,662,744	4.8

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.5%
425,419	L	Gas Natural SDG S.A.	$8,300,872	1.0
225,275		Pacific Gas & Electric Co.	11,894,520	1.5
			20,195,392	2.5

		Total Common Stock
		(Cost $859,821,058)	766,852,358	95.4

PREFERRED STOCK: 0.5%
		Financials: 0.5%
646,226		Itau Unibanco Holding S.A.	4,291,873	0.5

		Total Preferred Stock
		(Cost $6,523,651)	4,291,873	0.5

		Total Long-Term Investments
		(Cost $866,344,709)	771,144,231	95.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateralcc: 1.6%
2,485,568	BNP Paribas Bank, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $2,485,575, collateralized by various U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $2,535,282, due 08/01/16-10/01/45)	2,485,568	0.3
3,004,821	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $3,004,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,064,917, due 05/15/18-10/01/45)	3,004,821	0.4
3,004,821	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $3,004,830, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $3,064,928, due 12/28/16-10/01/45)	3,004,821	0.4
3,004,821	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $3,004,833, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $3,064,918, due 11/30/19-02/15/44)	3,004,821	0.4
1,151,799	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $1,151,804, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,175,289, due 01/15/17-02/15/42)	1,151,799	0.1
		12,651,830	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
29,186,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $29,186,000)	29,186,000	3.6

	Total Short-Term Investments
	(Cost $41,837,830)	41,837,830	5.2

	Total Investments in Securities (Cost $908,182,539)	$812,982,061	101.1
	Liabilities in Excess of Other Assets	(8,925,931)	(1.1)
	Net Assets	$804,056,130	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $910,160,446.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,697,436
Gross Unrealized Depreciation	(104,875,821)

Net Unrealized Depreciation	$(97,178,385)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$62,757,617	$42,310,408	$–	$105,068,025
Consumer Staples	53,853,115	24,635,002	–	78,488,117
Energy	38,482,886	15,733,162	–	54,216,048
Financials	62,339,532	87,985,010	–	150,324,542
Health Care	60,233,061	42,224,307	–	102,457,368
Industrials	33,611,143	52,071,475	–	85,682,618
Information Technology	91,954,652	4,249,164	–	96,203,816
Materials	8,175,017	27,378,671	–	35,553,688
Telecommunication Services	8,902,290	29,760,454	–	38,662,744
Utilities	11,894,520	8,300,872	–	20,195,392
Total Common Stock	432,203,833	334,648,525	–	766,852,358
Preferred Stock	4,291,873	–	–	4,291,873
Short-Term Investments	29,186,000	12,651,830	–	41,837,830
Total Investments, at fair value	$465,681,706	$347,300,355	$–	$812,982,061
Liabilities Table
Other Financial Instruments+
Futures	$(147,048)	$–	$–	$(147,048)
Total Liabilities	$(147,048)	$–	$–	$(147,048)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Global Value Advantage Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	149	12/18/15	$5,893,695	$(147,048)
			$5,893,695	$(147,048)

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Global Value Advantage Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$147,048
Total Liability Derivatives		$147,048

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.3%
	Consumer Discretionary: 2.6%
543,000	Belle International Holdings	$472,235	0.6
187,000	Galaxy Entertainment Group Ltd.	478,961	0.7
477,028	Li & Fung Ltd.	365,420	0.5
195,600	Sands China Ltd.	594,127	0.8
		1,910,743	2.6

	Consumer Staples: 2.6%
111,000	China Mengniu Diary Co., Ltd.	391,417	0.5
97,286	China Resources Enterprise	181,009	0.3
64,000	Hengan International Group Co., Ltd.	625,390	0.8
158,000	Tingyi Cayman Islands Holding Corp.	252,385	0.3
585,000	Want Want China Holdings Ltd.	481,865	0.7
		1,932,066	2.6

	Energy: 6.0%
2,050,438	China Petroleum & Chemical Corp.	1,255,982	1.7
259,841	China Shenhua Energy Co., Ltd.	399,086	0.5
1,438,714	CNOOC Ltd.	1,481,340	2.0
264,000	Kunlun Energy Co. Ltd.	189,692	0.2
1,694,604	PetroChina Co., Ltd.	1,180,128	1.6
		4,506,228	6.0

	Financials: 54.3%
970,400	AIA Group Ltd.	5,046,808	6.8
6,394,746	Bank of China Ltd.	2,757,624	3.7
699,451	Bank of Communications Co., Ltd.	487,548	0.7
115,184	Bank of East Asia Ltd.	387,263	0.5
296,629	BOC Hong Kong Holdings Ltd.	874,842	1.2
217,536	Cheung Kong Property Holdings Ltd.	1,593,739	2.1
6,778,107	China Construction Bank	4,523,252	6.1
597,911	China Life Insurance Co., Ltd.	2,083,348	2.8
316,991	China Overseas Land & Investment Ltd.	963,773	1.3
224,444	China Resources Land Ltd.	529,984	0.7
179,706	Hang Lung Properties Ltd.	404,223	0.5
61,443	Hang Seng Bank Ltd.	1,108,336	1.5
106,172	Henderson Land Development Co., Ltd.	634,875	0.8
91,441	Hong Kong Exchanges and Clearing Ltd.	2,097,748	2.8
938,828	HSBC Holdings PLC	7,049,630	9.4
5,939,340	Industrial & Commercial Bank of China	3,431,180	4.6
185,000	Link REIT	1,018,505	1.4
431,100	New World Development Ltd.	419,842	0.6
419,932	Ping An Insurance Group Co. of China Ltd.	2,098,394	2.8
243,265	Sino Land Co.	370,398	0.5
115,555	Sun Hung Kai Properties Ltd.	1,507,220	2.0
47,591	Swire Pacific Ltd.	533,426	0.7
110,637	Wharf Holdings Ltd.	624,259	0.8
		40,546,217	54.3

	Industrials: 6.6%
96,818	Cathay Pacific Airways Ltd.	182,325	0.3
103,560	China Merchants Holdings International Co., Ltd.	305,768	0.4
584,811	Citic Pacific Ltd.	1,067,699	1.4
217,536	CK Hutchison Holdings Ltd.	2,829,629	3.8
118,143	MTR Corp.	513,687	0.7
		4,899,108	6.6

	Information Technology: 10.5%
584,000	Lenovo Group Ltd.	493,706	0.7
436,075	Tencent Holdings Ltd.	7,350,738	9.8
		7,844,444	10.5

	Telecommunication Services: 8.7%
494,101	China Mobile Ltd.	5,914,271	7.9
481,110	China Unicom Hong Kong Ltd.	612,063	0.8
		6,526,334	8.7

	Utilities: 5.0%
153,654	China Resources Power Holdings Co.	352,770	0.5
152,931	CLP Holdings Ltd.	1,307,402	1.7
557,561	Hong Kong & China Gas	1,045,523	1.4
111,822	Power Assets Holdings Ltd.	1,058,157	1.4
		3,763,852	5.0

	Total Common Stock
	(Cost $61,702,277)	71,928,992	96.3

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
633,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $633,000)	633,000	0.8

	Total Short-Term Investments
	(Cost $633,000)	633,000	0.8

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $62,335,277)	$72,561,992	97.1
Assets in Excess of Other Liabilities	2,163,315	2.9
Net Assets	$74,725,307	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.

Cost for federal income tax purposes is $65,224,215.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,949,550
Gross Unrealized Depreciation	(7,611,773)

Net Unrealized Appreciation	$7,337,777

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$1,910,743	$–	$1,910,743
Consumer Staples	–	1,932,066	–	1,932,066
Energy	–	4,506,228	–	4,506,228
Financials	–	40,546,217	–	40,546,217
Industrials	–	4,899,108	–	4,899,108
Information Technology	–	7,844,444	–	7,844,444
Telecommunication Services	–	6,526,334	–	6,526,334
Utilities	–	3,763,852	–	3,763,852
Total Common Stock	–	71,928,992	–	71,928,992
Short-Term Investments	633,000	–	–	633,000
Total Investments, at fair value	$633,000	$71,928,992	$–	$72,561,992
Other Financial Instruments+
Forward Foreign Currency Contracts	–	19	–	19
Total Assets	$633,000	$71,929,011	$–	$72,562,011
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(19)	$–	$(19)
Futures	(19,601)	–	–	(19,601)
Total Liabilities	$(19,601)	$(19)	$–	$(19,620)

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $3,328,850 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	Hong Kong Sar Dollar	8,000,000	Buy	12/16/15	$1,032,224	$1,032,205	$(19)
Societe Generale	Hong Kong Sar Dollar	5,300,000	Buy	12/16/15	683,829	683,836	7
							$(12)

Citigroup, Inc.	Hong Kong Sar Dollar	3,000,000	Sell	12/16/15	$387,090	$387,078	$12
							$12

At September 30, 2015, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	14	10/29/15	$1,877,975	$(19,601)
			$1,877,975	$(19,601)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$19
Total Asset Derivatives		$19

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$19
Equity contracts	Futures contracts	19,601
Total Liability Derivatives		$19,620

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Citigroup, Inc.	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$12	$7	$19
Total Assets	$12	$7	$19

Liabilities:
Forward foreign currency contracts	$-	$19	$19
Total Liabilities	$-	$19	$19

Net OTC derivative instruments by counterparty, at fair value	$12	$(12)	$-

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$12	$(12)	$-

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 14.0%
23,084		Amazon.com, Inc.	$11,816,469	1.8
54,218		Best Buy Co., Inc.	2,012,572	0.3
149,919		Coach, Inc.	4,337,157	0.7
168,550		Comcast Corp. – Class A	9,587,124	1.5
11,513	@	Comcast Corp. – Special Class A	659,292	0.1
50,215	@	Delphi Automotive PLC	3,818,349	0.6
56,366		Dish Network Corp. - Class A	3,288,392	0.5
47,534	L	GameStop Corp.	1,958,876	0.3
50,947		Hasbro, Inc.	3,675,317	0.6
196,155		Hilton Worldwide Holdings, Inc.	4,499,796	0.7
91,725		Home Depot, Inc.	10,593,320	1.6
77,582		Kohl's Corp.	3,592,822	0.5
35,050		Lowe's Cos, Inc.	2,415,646	0.4
26,882		Lululemon Athletica, Inc.	1,361,573	0.2
7,351		McDonald's Corp.	724,294	0.1
63,135		Nike, Inc.	7,763,711	1.2
45,015		Scripps Networks Interactive - Class A	2,214,288	0.3
71,417		Staples, Inc.	837,721	0.1
80,178	@	Starbucks Corp.	4,559,322	0.7
23,763		Target Corp.	1,869,198	0.3
21,229		Tractor Supply Co.	1,790,029	0.3
18,230		Ulta Salon Cosmetics & Fragrance, Inc.	2,977,871	0.4
49,672		Walt Disney Co.	5,076,478	0.8
			91,429,617	14.0

		Consumer Staples: 10.2%
161,588		Altria Group, Inc.	8,790,387	1.3
99,090		Archer-Daniels-Midland Co.	4,107,280	0.6
172,137		Coca-Cola Co.	6,906,136	1.1
91,991		CVS Health Corp.	8,875,292	1.4
64,156		Dr Pepper Snapple Group, Inc.	5,071,532	0.8
57,690		Hormel Foods Corp.	3,652,354	0.6
88,603		Kraft Heinz Co.	6,253,600	1.0
106,662		PepsiCo, Inc.	10,058,227	1.5
22,600		Philip Morris International, Inc.	1,792,858	0.3
76,453		Procter & Gamble Co.	5,500,029	0.8
69,027		Tyson Foods, Inc.	2,975,064	0.4
41,873		Wal-Mart Stores, Inc.	2,715,045	0.4
			66,697,804	10.2

		Energy: 6.4%
29,503		Chevron Corp.	2,327,197	0.4
27,026		EOG Resources, Inc.	1,967,493	0.3
129,904		Exxon Mobil Corp.	9,658,362	1.5
118,703		Halliburton Co.	4,196,151	0.6
60,269		Occidental Petroleum Corp.	3,986,794	0.6
93,700	@	Royal Dutch Shell PLC - Class A ADR	4,440,443	0.7
110,743		Schlumberger Ltd.	7,637,945	1.2
37,363	@,L	Total S.A. ADR	1,670,500	0.2
98,640		Valero Energy Corp.	5,928,264	0.9
			41,813,149	6.4

		Financials: 15.6%
22,358		Affiliated Managers Group, Inc.	3,822,994	0.6
38,228		Aflac, Inc.	2,222,194	0.3
42,170		Ameriprise Financial, Inc.	4,602,012	0.7
192,804		Bank of America Corp.	3,003,886	0.5
46,928		Berkshire Hathaway, Inc. – Class B	6,119,411	0.9
100,012	L	Blackstone Group LP	3,167,380	0.5
74,352		Brixmor Property Group, Inc.	1,745,785	0.3
136,725		Citigroup, Inc.	6,782,927	1.0
105,143		Discover Financial Services	5,466,385	0.8
73,435		Gaming and Leisure Properties, Inc.	2,181,019	0.3
87,195		Hartford Financial Services Group, Inc.	3,991,787	0.6
145,368		Host Hotels & Resorts, Inc.	2,298,268	0.4
330,388		Huntington Bancshares, Inc.	3,502,113	0.5
201,965		JPMorgan Chase & Co.	12,313,806	1.9
359,117		Keycorp	4,672,112	0.7
27,029	@	Lazard Ltd.	1,170,356	0.2
84,542		Lincoln National Corp.	4,012,363	0.6
34,668		Metlife, Inc.	1,634,596	0.3
205,091		Navient Corp.	2,305,223	0.4
110,741		ProLogis, Inc.	4,307,825	0.7
33,833		Prudential Financial, Inc.	2,578,413	0.4
22,515		Simon Property Group, Inc.	4,136,456	0.6
99,065		Starwood Property Trust, Inc.	2,032,814	0.3
244,534		Wells Fargo & Co.	12,556,821	1.9
36,340	@	XL Group Plc	1,319,869	0.2
			101,946,815	15.6

		Health Care: 14.1%
17,309		AbbVie, Inc.	941,783	0.1
21,750		Aetna, Inc.	2,379,667	0.4
2,538	@	Allergan plc	689,854	0.1
16,792		AmerisourceBergen Corp.	1,595,072	0.2
49,991		Amgen, Inc.	6,914,755	1.0
31,302		Anthem, Inc.	4,382,280	0.7
64,683		Bristol-Myers Squibb Co.	3,829,234	0.6
73,539		Cardinal Health, Inc.	5,649,266	0.9
6,074		Celgene Corp.	657,025	0.1
37,779		Edwards Lifesciences Corp.	5,371,040	0.8
103,431		Gilead Sciences, Inc.	10,155,890	1.5
2,637		Intuitive Surgical, Inc.	1,211,912	0.2
76,105		Johnson & Johnson	7,104,402	1.1
75,746		Medtronic PLC	5,070,437	0.8
197,381		Merck & Co., Inc.	9,748,648	1.5
391,117		Pfizer, Inc.	12,284,985	1.9

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
76,585		UnitedHealth Group, Inc.	$8,884,626	1.4
42,054		Waters Corp.	4,971,203	0.8
			91,842,079	14.1

		Industrials: 10.7%
4,691		3M Co.	665,043	0.1
73,815	L	ADT Corp.	2,207,068	0.3
60,044		Boeing Co.	7,862,762	1.2
23,884		Cummins, Inc.	2,593,325	0.4
81,290		Danaher Corp.	6,926,721	1.1
98,932		Delta Airlines, Inc.	4,439,079	0.7
46,400		General Dynamics Corp.	6,400,880	1.0
271,815		General Electric Co.	6,855,174	1.1
28,538		Hubbell, Inc.	2,424,303	0.4
82,194		Masco Corp.	2,069,645	0.3
21,161		Northrop Grumman Corp.	3,511,668	0.5
19,612		Robert Half International, Inc.	1,003,350	0.2
13,728		Roper Technologies, Inc.	2,151,178	0.3
11,897		Snap-On, Inc.	1,795,733	0.3
136,458		Southwest Airlines Co.	5,190,862	0.8
137,157		Textron, Inc.	5,162,589	0.8
70,055		Union Pacific Corp.	6,193,563	0.9
23,638		United Technologies Corp.	2,103,546	0.3
			69,556,489	10.7

		Information Technology: 19.3%
263,412		Apple, Inc.	29,054,344	4.5
375,896		Cisco Systems, Inc.	9,867,270	1.5
41,569		Cognizant Technology Solutions Corp.	2,602,635	0.4
24,165		Computer Sciences Corp.	1,483,248	0.2
72,721		Electronic Arts, Inc.	4,926,848	0.8
42,124		F5 Networks, Inc.	4,877,959	0.8
62,568	@	Facebook, Inc.	5,624,863	0.9
37,729	@	Freescale Semiconductor Holdings Ltd.	1,380,127	0.2
13,743		Google, Inc. - Class A	8,773,119	1.3
10,864		Google, Inc. - Class C	6,609,875	1.0
19,760		International Business Machines Corp.	2,864,607	0.4
342,762		Intel Corp.	10,330,847	1.6
17,326		Mastercard, Inc.	1,561,419	0.2
119,139		Microchip Technology, Inc.	5,133,699	0.8
338,396		Microsoft Corp.	14,977,407	2.3
120,895		NetApp, Inc.	3,578,492	0.6
35,817		Oracle Corp.	1,293,710	0.2
12,028		Qualcomm, Inc.	646,264	0.1
38,374		Red Hat, Inc.	2,758,323	0.4
34,326	@	Seagate Technology	1,537,805	0.2
44,841		Visa, Inc.	3,123,624	0.5
30,941		Western Digital Corp.	2,457,953	0.4
			125,464,438	19.3

		Materials: 2.5%
39,422		Crown Holdings, Inc.	1,803,557	0.3
22,062		Dow Chemical Co.	935,429	0.1
116,908		International Paper Co.	4,417,953	0.7
35,498	@	LyondellBasell Industries NV - Class A	2,959,113	0.5
126,421		Mosaic Co.	3,932,957	0.6
24,147		Packaging Corp. of America	1,452,684	0.2
17,885		WestRock Co.	920,004	0.1
			16,421,697	2.5

		Telecommunication Services: 2.3%
141,940		AT&T, Inc.	4,624,405	0.7
232,559		Verizon Communications, Inc.	10,118,642	1.6
			14,743,047	2.3

		Utilities: 3.4%
114,946		AES Corp.	1,125,321	0.2
40,264		Ameren Corp.	1,701,959	0.3
99,890		American Electric Power Co., Inc.	5,679,745	0.9
63,666		DTE Energy Co.	5,116,837	0.8
33,071		Entergy Corp.	2,152,922	0.3
67,665	@	Pacific Gas & Electric Co.	3,576,364	0.5
61,523		Public Service Enterprise Group, Inc.	2,593,810	0.4
1,253		Southern Co.	56,009	0.0
			22,002,967	3.4

	Total Common Stock (Cost $614,753,645)		641,918,102	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.9%
1,370,951	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,370,955, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,398,370, due 10/15/15-08/15/45)	1,370,951	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
288,608	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $288,610, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $294,380, due 10/01/15-09/09/49)	$288,608	0.1
1,370,951	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,370,955, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,398,370, due 11/15/15-07/15/37)	1,370,951	0.2
1,370,951	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,370,957, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,398,370, due 11/30/19-02/15/44)	1,370,951	0.2
1,370,951	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,370,956, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,398,370, due 11/15/15-07/20/65)	1,370,951	0.2
		5,772,412	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
8,892,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $8,892,715)	8,892,715	1.4

	Total Short-Term Investments (Cost $14,665,127)	14,665,127	2.3

	Total Investments in Securities (Cost $629,418,772)	$656,583,229	100.8
	Liabilities in Excess of Other Assets	(4,986,623)	(0.8)
	Net Assets	$651,596,606	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $630,079,861.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,069,348
Gross Unrealized Depreciation	(43,565,980)

Net Unrealized Appreciation	$26,503,368

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$641,918,102	$–	$–	$641,918,102
Short-Term Investments	8,892,715	5,772,412	–	14,665,127
Total Investments, at fair value	$650,810,817	$5,772,412	$–	$656,583,229
Other Financial Instruments+
Futures	5,216	–	–	5,216
Total Assets	$650,816,033	$5,772,412	$–	$656,588,445

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	69	12/18/15	$6,585,015	$5,216
			$6,585,015	$5,216

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus LargeCap Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$5,216
Total Asset Derivatives		$5,216

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 14.2%
72,027	@	AMC Networks, Inc.	$5,270,216	0.9
24,280		Big Lots, Inc.	1,163,498	0.2
86,294		Brinker International, Inc.	4,545,105	0.7
85,347		Cheesecake Factory	4,605,324	0.8
2,886	@	Chipotle Mexican Grill, Inc.	2,078,641	0.3
40,811		Cinemark Holdings, Inc.	1,325,949	0.2
30,531		Coach, Inc.	883,262	0.1
15,870	L	Cracker Barrel Old Country Store	2,337,334	0.4
91,958		Dana Holding Corp.	1,460,293	0.2
30,412		Domino's Pizza, Inc.	3,281,759	0.5
93,249		Foot Locker, Inc.	6,711,130	1.1
269,848		Gentex Corp.	4,182,644	0.7
79,772		International Speedway Corp.	2,530,368	0.4
63,407		Jack in the Box, Inc.	4,884,875	0.8
159,510		Jarden Corp.	7,796,849	1.3
33,440		Lear Corp.	3,637,603	0.6
270,819		LKQ Corp.	7,680,427	1.3
65,280		Lululemon Athletica, Inc.	3,306,432	0.5
1,547	@	NVR, Inc.	2,359,515	0.4
307,226		Office Depot, Inc.	1,972,391	0.3
9,481		Polaris Industries, Inc.	1,136,487	0.2
73,224		Thor Industries, Inc.	3,793,003	0.6
160,170		Toll Brothers, Inc.	5,484,221	0.9
29,308		Ulta Salon Cosmetics & Fragrance, Inc.	4,787,462	0.8
			87,214,788	14.2

		Consumer Staples: 5.3%
26,757		Casey's General Stores, Inc.	2,753,830	0.5
102,213		Church & Dwight Co., Inc.	8,575,671	1.4
199,669		Dean Foods Co.	3,298,532	0.5
17,901		Energizer Holdings, Inc.	692,948	0.1
250,590		Flowers Foods, Inc.	6,199,597	1.0
79,886		Hain Celestial Group, Inc.	4,122,118	0.7
26,978		Ingredion, Inc.	2,355,449	0.4
64,581		Pinnacle Foods, Inc.	2,704,652	0.4
15,536		Tootsie Roll Industries, Inc.	486,121	0.1
8,861	@	TreeHouse Foods, Inc.	689,297	0.1
14,968	@	WhiteWave Foods Co.	600,965	0.1
			32,479,180	5.3

		Energy: 2.8%
94,075	L	Atwood Oceanics, Inc.	1,393,251	0.2
531,998		California Resources Corp.	1,383,195	0.2
233,008	L	Denbury Resources, Inc.	568,540	0.1
72,698		Dril-Quip, Inc.	4,232,478	0.7
17,486		EQT Corp.	1,132,568	0.2
109,577		Helix Energy Solutions Group, Inc.	524,874	0.1
35,364		HollyFrontier Corp.	1,727,178	0.2
104,906	@,L	Noble Corp. PLC	1,144,524	0.2
190,902		Patterson-UTI Energy, Inc.	2,508,452	0.4
451,804	@	WPX Energy, Inc.	2,990,942	0.5
			17,606,002	2.8

		Financials: 26.7%
19,635		Affiliated Managers Group, Inc.	3,357,389	0.5
100,924		Alexander & Baldwin, Inc.	3,464,721	0.6
2,075		Alleghany Corp.	971,328	0.2
78,332		Arthur J. Gallagher & Co.	3,233,545	0.5
35,012	@	Aspen Insurance Holdings Ltd.	1,627,008	0.3
54,405		Bancorpsouth, Inc.	1,293,207	0.2
173,594		Brixmor Property Group, Inc.	4,075,987	0.7
31,455		City National Corp.	2,769,927	0.5
200,862		Corporate Office Properties Trust SBI MD	4,224,128	0.7
121,676		DDR Corp.	1,871,377	0.3
36,062	@	Everest Re Group Ltd.	6,250,987	1.0
113,564		Extra Space Storage, Inc.	8,762,598	1.4
7,779		Federal Realty Investment Trust	1,061,444	0.2
146,865		First American Financial Corp.	5,738,015	0.9
53,084		FirstMerit Corp.	937,994	0.2
53,208		Hanover Insurance Group, Inc.	4,134,262	0.7
69,448		Highwoods Properties, Inc.	2,691,110	0.4
45,963		Home Properties, Inc.	3,435,734	0.6
149,414		Host Hotels & Resorts, Inc.	2,362,235	0.4
144,768		Huntington Bancshares, Inc.	1,534,541	0.2
7,614		Jones Lang LaSalle, Inc.	1,094,665	0.2
333,051		Keycorp	4,332,993	0.7
131,714		LaSalle Hotel Properties	3,739,360	0.6
172,561		Liberty Property Trust	5,437,397	0.9
82,178		Mid-America Apartment Communities, Inc.	6,727,913	1.1
37,994	L	New York Community Bancorp., Inc.	686,172	0.1
130,579		Old Republic International Corp.	2,042,256	0.3
133,144		PacWest Bancorp	5,699,895	0.9
106,195		Primerica, Inc.	4,786,209	0.8
74,005		Prosperity Bancshares, Inc.	3,634,386	0.6
25,783		Raymond James Financial, Inc.	1,279,610	0.2
57,241		Reinsurance Group of America, Inc.	5,185,462	0.8
36,405	@	RenaissanceRe Holdings Ltd.	3,870,580	0.6
45,020		SEI Investments Co.	2,171,315	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
55,116	@	Signature Bank	$7,581,757	1.2
229,490		SLM Corp.	1,698,226	0.3
191,125		Starwood Property Trust, Inc.	3,921,885	0.6
105,488		Stifel Financial Corp.	4,441,045	0.7
56,512		SVB Financial Group	6,529,396	1.1
102,593		Synovus Financial Corp.	3,036,753	0.5
38,346		The Geo Group, Inc.	1,140,410	0.2
20,487		UDR, Inc.	706,392	0.1
191,859	L	United States Steel Corp.	1,999,171	0.3
34,191		Urban Edge Properties	738,184	0.1
92,935		Validus Holdings Ltd.	4,188,580	0.7
27,938		Waddell & Reed Financial, Inc.	971,404	0.2
58,687		Webster Financial Corp.	2,091,018	0.3
148,994		Weingarten Realty Investors	4,933,191	0.8
144,585		WP GLIMCHER, Inc.	1,685,861	0.3
73,228		WR Berkley Corp.	3,981,406	0.6
			164,130,429	26.7

		Health Care: 10.0%
16,869		Abiomed, Inc.	1,564,768	0.3
7,147		Bio-Rad Laboratories, Inc.	959,913	0.2
99,192		Centene Corp.	5,379,182	0.9
49,943	@	Charles River Laboratories International, Inc.	3,172,379	0.5
115,993		Community Health Systems, Inc.	4,961,021	0.8
77,609	@	Health Net, Inc.	4,673,614	0.8
46,707		Hill-Rom Holdings, Inc.	2,428,297	0.4
196,031		Hologic, Inc.	7,670,693	1.2
77,785		Mednax, Inc.	5,973,110	1.0
21,858	@	Mettler Toledo International, Inc.	6,223,847	1.0
58,192		Molina Healthcare, Inc.	4,006,519	0.6
17,316		Owens & Minor, Inc.	553,073	0.1
44,998	@	Quintiles Transnational Holdings, Inc.	3,130,511	0.5
8,948		Resmed, Inc.	455,990	0.1
38,429		Steris Corp.	2,496,732	0.4
23,310		Thoratec Corp.	1,474,591	0.2
5,953		United Therapeutics Corp.	781,272	0.1
26,684		VCA, Inc.	1,404,913	0.2
53,287	@	WellCare Health Plans, Inc.	4,592,274	0.7
			61,902,699	10.0

		Industrials: 14.5%
5,258		Acuity Brands, Inc.	923,200	0.2
62,885	@	Aecom Technology Corp.	1,729,966	0.3
55,598		Alaska Air Group, Inc.	4,417,261	0.7
81,997		Ametek, Inc.	4,290,083	0.7
53,204		Carlisle Cos., Inc.	4,648,966	0.8
14,346		CEB, Inc.	980,406	0.2
54,690		Clarcor, Inc.	2,607,619	0.4
16,860		Con-way, Inc.	800,007	0.1
5,200		Deluxe Corp.	289,848	0.0
48,957		Fortune Brands Home & Security, Inc.	2,323,989	0.4
89,175		Granite Construction, Inc.	2,645,822	0.4
61,337		Hubbell, Inc.	5,210,578	0.8
18,585		Huntington Ingalls Industries, Inc.	1,991,383	0.3
152,664		JetBlue Airways Corp.	3,934,151	0.6
10,935	@	KLX, Inc.	390,817	0.1
100,228		Lincoln Electric Holdings, Inc.	5,254,954	0.9
52,650		Manpower, Inc.	4,311,509	0.7
505,847		Mueller Water Products, Inc.	3,874,788	0.6
82,477		Orbital ATK, Inc.	5,927,622	1.0
80,069		Regal-Beloit Corp.	4,519,895	0.7
25,941		Roper Technologies, Inc.	4,064,955	0.7
49,268	@	Teledyne Technologies, Inc.	4,448,900	0.7
168,456		Terex Corp.	3,022,101	0.5
8,029		Towers Watson & Co.	942,444	0.2
176,244		Trinity Industries, Inc.	3,995,451	0.6
33,924		Wabtec Corp.	2,987,008	0.5
146,902		Waste Connections, Inc.	7,136,499	1.2
34,364		Woodward, Inc.	1,398,615	0.2
			89,068,837	14.5

		Information Technology: 16.2%
89,138		Ansys, Inc.	7,856,623	1.3
101,299	@	ARRIS Group, Inc.	2,630,735	0.4
53,058		Arrow Electronics, Inc.	2,933,046	0.5
51,752		Broadridge Financial Solutions, Inc. ADR	2,864,473	0.5
331,851		Brocade Communications Systems, Inc.	3,444,613	0.6
20,284		CDK Global, Inc.	969,170	0.2
25,528	@	Commvault Systems, Inc.	866,931	0.1
50,207		CoreLogic, Inc.	1,869,207	0.3
266,565		Cypress Semiconductor Corp.	2,271,134	0.4
38,701		F5 Networks, Inc.	4,481,576	0.7
42,564	@	Fairchild Semiconductor International, Inc.	597,599	0.1
108,659		Fortinet, Inc.	4,615,834	0.8
120,597		Ingram Micro, Inc.	3,285,062	0.5
147,209		Integrated Device Technology, Inc.	2,988,343	0.5
82,236		InterDigital, Inc.	4,161,142	0.7
211,244		Intersil Corp.	2,471,555	0.4
42,302		Manhattan Associates, Inc.	2,635,415	0.4
156,980		Mentor Graphics Corp.	3,866,417	0.6
97,739		Microchip Technology, Inc.	4,211,573	0.7
117,486		National Instruments Corp.	3,264,936	0.5
71,543	@	Netscout Systems, Inc.	2,530,476	0.4
134,115	@,L	NeuStar, Inc.	3,649,269	0.6

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
75,067		Plantronics, Inc.	$3,817,157	0.6
422,179		Polycom, Inc.	4,424,436	0.7
29,267		PTC, Inc.	928,935	0.2
58,406		Red Hat, Inc.	4,198,223	0.7
21,783		Science Applications International Corp.	875,894	0.1
122,678	@	SolarWinds, Inc.	4,813,885	0.8
22,897	@	SunEdison, Inc.	164,400	0.0
13,322		Synopsys, Inc.	615,210	0.1
17,656		Tyler Technologies, Inc.	2,636,217	0.4
33,671	@	Ultimate Software Group, Inc.	6,027,446	1.0
28,975	@	WEX, Inc.	2,516,189	0.4
			99,483,121	16.2

		Materials: 5.4%
26,600		Albemarle Corp.	1,173,060	0.2
5,532		Ashland, Inc.	556,630	0.1
26,417		Cabot Corp.	833,721	0.1
62,440		Carpenter Technology Corp.	1,858,839	0.3
384,360		Chemours Co.	2,486,809	0.4
326,066		Commercial Metals Co.	4,418,194	0.7
66,546		Crown Holdings, Inc.	3,044,479	0.5
51,818		Minerals Technologies, Inc.	2,495,555	0.4
104,099		Packaging Corp. of America	6,262,596	1.0
57,218		Royal Gold, Inc.	2,688,102	0.5
318,359		Steel Dynamics, Inc.	5,469,408	0.9
67,951		Worthington Industries, Inc.	1,799,342	0.3
			33,086,735	5.4

		Utilities: 4.1%
52,982		DTE Energy Co.	4,258,163	0.7
49,027		Great Plains Energy, Inc.	1,324,710	0.2
45,075		Hawaiian Electric Industries	1,293,202	0.2
24,158		Idacorp, Inc.	1,563,264	0.3
97,048		OGE Energy Corp.	2,655,233	0.4
120,421		ONE Gas, Inc.	5,458,684	0.9
66,183		Questar Corp.	1,284,612	0.2
248,591	@	Talen Energy Corp.	2,510,769	0.4
96,729		UGI Corp.	3,368,104	0.5
27,270		Westar Energy, Inc.	1,048,259	0.2
8,678		WGL Holdings, Inc.	500,460	0.1
			25,265,460	4.1

	Total Common Stock (Cost $599,016,691)		610,237,251	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.7%
2,485,141	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,485,148, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,534,844, due 10/15/15-08/15/45)	2,485,141	0.4
523,158	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $523,161, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $533,621, due 10/01/15-09/09/49)	523,158	0.1
2,485,141	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,485,148, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,534,845, due 11/15/15-07/15/37)	2,485,141	0.4
2,485,141	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,485,151, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,534,844, due 11/30/19-02/15/44)	2,485,141	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,485,141	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,485,151, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,534,844, due 11/15/15-07/20/65)	$2,485,141	0.4
		10,463,722	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,405,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $4,405,608)	4,405,608	0.7

	Total Short-Term Investments
	(Cost $14,869,330)	14,869,330	2.4

	Total Investments in Securities (Cost $613,886,021)	$625,106,581	101.6
	Liabilities in Excess of Other Assets	(9,740,513)	(1.6)
	Net Assets	$615,366,068	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $614,468,985.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,547,630
Gross Unrealized Depreciation	(53,910,034)

Net Unrealized Appreciation	$10,637,596

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$610,237,251	$–	$–	$610,237,251
Short-Term Investments	4,405,608	10,463,722	–	14,869,330
Total Investments, at fair value	$614,642,859	$10,463,722	$–	$625,106,581
Liabilities Table
Other Financial Instruments+
Futures	$(158,642)	$–	$–	$(158,642)
Total Liabilities	$(158,642)	$–	$–	$(158,642)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	17	12/18/15	$2,284,120	$(158,642)
			$2,284,120	$(158,642)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus MidCap Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$158,642
Total Liability Derivatives		$158,642

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 14.3%
45,594		Arctic Cat, Inc.	$1,011,275	0.4
19,555		Caleres, Inc.	597,014	0.2
112,992		Callaway Golf Co.	943,483	0.3
25,750		Cheesecake Factory	1,389,470	0.5
38,485		Childrens Place Retail Stores, Inc.	2,219,430	0.8
39,272		Cinemark Holdings, Inc.	1,275,947	0.5
14,178		Express, Inc.	253,361	0.1
86,860		Finish Line, Inc.	1,676,398	0.6
6,416		Fred's, Inc.	76,030	0.0
2,084		G-III Apparel Group Ltd.	128,499	0.0
22,157		Haverty Furniture Cos., Inc.	520,246	0.2
15,627	@	Helen of Troy Ltd.	1,395,491	0.5
10,323		Hibbett Sporting Goods, Inc.	361,408	0.1
90,300		La-Z-Boy, Inc.	2,398,368	0.9
1,229		Lithia Motors, Inc.	132,867	0.1
8,539	@,L	Lumber Liquidators Holdings, Inc.	112,203	0.0
53,509		M/I Homes, Inc.	1,261,742	0.5
30,828		Marriott Vacations Worldwide Corp.	2,100,620	0.8
2,437		Men's Wearhouse, Inc.	103,621	0.0
41,322		Monro Muffler Brake, Inc.	2,791,301	1.0
33,239		Movado Group, Inc.	858,563	0.3
6,450		Nutri/System, Inc.	171,054	0.1
20,096	L	Outerwall, Inc.	1,144,065	0.4
37,195		Papa John's International, Inc.	2,547,114	0.9
6,302		Perry Ellis International, Inc.	138,392	0.1
6,233	L	PetMed Express, Inc.	100,351	0.0
43,989		Pool Corp.	3,180,405	1.2
21,521	@	Red Robin Gourmet Burgers, Inc.	1,630,001	0.6
58,389		Ruth's Hospitality Group, Inc.	948,237	0.3
14,970		Standard Motor Products, Inc.	522,154	0.2
31,440	L	Sturm Ruger & Co., Inc.	1,845,214	0.7
23,910		Unifi, Inc.	712,757	0.3
14,420		Universal Electronics, Inc.	606,073	0.2
15,784		Vail Resorts, Inc.	1,652,269	0.6
21,517	@	VOXX International Corp.	159,656	0.1
93,623		Wolverine World Wide, Inc.	2,026,002	0.7
20,255		Zumiez, Inc.	316,586	0.1
			39,307,667	14.3

		Consumer Staples: 2.0%
9,982		Casey's General Stores, Inc.	1,027,347	0.4
13,429		Darling International, Inc.	150,942	0.1
11,888		Flowers Foods, Inc.	294,109	0.1
8,503		Inter Parfums, Inc.	210,959	0.1
1,532		J&J Snack Foods Corp.	174,127	0.1
4,885	@	Medifast, Inc.	131,211	0.0
36,143		Pinnacle Foods, Inc.	1,513,669	0.5
29,671	L	Sanderson Farms, Inc.	2,034,541	0.7
			5,536,905	2.0

		Energy: 2.8%
59,928	@,L	Approach Resources, Inc.	112,065	0.0
59,828	@	Carrizo Oil & Gas, Inc.	1,827,147	0.7
281,610	@,L	Cloud Peak Energy, Inc.	740,634	0.3
22,467		Dril-Quip, Inc.	1,308,029	0.5
10,483		Exterran Holdings, Inc.	188,694	0.1
4,738		Geospace Technologies Corp.	65,432	0.0
31,083		Green Plains Renewable Energy, Inc.	604,875	0.2
47,801	L	Gulfmark Offshore, Inc.	292,064	0.1
33,525	@	Hornbeck Offshore Services, Inc.	453,593	0.2
357,082		Paragon Offshore PLC	85,700	0.0
38,281	@	Petroquest Energy, Inc.	44,789	0.0
89,890	@	Pioneer Energy Services Corp.	188,769	0.1
23,947		Rex Stores Corp.	1,212,197	0.4
7,975	@	Tesco Corp.	56,941	0.0
39,883		Unit Corp.	449,083	0.2
10,744		US Silica Holdings, Inc.	151,383	0.0
			7,781,395	2.8

		Financials: 23.3%
50,004		American Equity Investment Life Holding Co.	1,165,593	0.4
20,732		Amerisafe, Inc.	1,031,002	0.4
23,770		BBCN Bancorp, Inc.	357,025	0.1
9,539	@	BofI Holding, Inc.	1,228,909	0.4
49,461		Boston Private Financial Holdings, Inc.	578,694	0.2
55,390		Brookline Bancorp., Inc.	561,655	0.2
31,075		Cedar Shopping Centers, Inc.	192,976	0.1
26,461		Chesapeake Lodging Trust	689,574	0.3
9,833		Community Bank System, Inc.	365,493	0.1
44,126		Coresite Realty Corp.	2,269,841	0.8
48,833		DCT Industrial Trust, Inc.	1,643,719	0.6
138,414		DiamondRock Hospitality Co.	1,529,475	0.6
12,757		EastGroup Properties, Inc.	691,174	0.3
42,543	@,L	Encore Capital Group, Inc.	1,574,091	0.6
10,356		EPR Properties	534,059	0.2
46,052		Evercore Partners, Inc.	2,313,652	0.8
55,859	L	Financial Engines, Inc.	1,646,165	0.6
38,883		First American Financial Corp.	1,519,159	0.6
21,089	@	Forestar Real Estate Group, Inc.	277,320	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
32,712		HCI Group, Inc.	$1,268,244	0.5
24,068		Healthcare Realty Trust, Inc.	598,090	0.2
5,852		HFF, Inc.	197,564	0.1
37,662		Highwoods Properties, Inc.	1,459,402	0.5
14,938		Infinity Property & Casualty Corp.	1,203,107	0.4
2,368		LendingTree, Inc.	220,295	0.1
33,630		MarketAxess Holdings, Inc.	3,123,554	1.1
83,014		MB Financial, Inc.	2,709,577	1.0
21,024		Medical Properties Trust, Inc.	232,525	0.1
154,572		MGIC Investment Corp.	1,431,337	0.5
18,211		Northfield Bancorp, Inc./NJ	276,989	0.1
18,897		Oritani Financial Corp.	295,171	0.1
29,162		PacWest Bancorp	1,248,425	0.5
19,343		Pinnacle Financial Partners, Inc.	955,738	0.3
45,427		Post Properties, Inc.	2,647,940	1.0
50,897	L	PRA Group, Inc.	2,693,469	1.0
72,941		PrivateBancorp, Inc.	2,795,829	1.0
8,664		Provident Financial Services, Inc.	168,948	0.1
26,518		PS Business Parks, Inc.	2,104,999	0.8
94,320		Radian Group, Inc.	1,500,631	0.5
78,173		Selective Insurance Group	2,428,053	0.9
12,080	@	Signature Bank	1,661,725	0.6
59,787		Starwood Property Trust, Inc.	1,226,829	0.4
130,227		Sterling Bancorp/DE	1,936,475	0.7
8,287		SVB Financial Group	957,480	0.3
107,536		Talmer Bancorp, Inc.	1,790,474	0.7
80,048		The Geo Group, Inc.	2,380,628	0.9
57,808		Trustco Bank Corp.	337,599	0.1
20,033		Universal Insurance Holdings, Inc.	591,775	0.2
38,068		Webster Financial Corp.	1,356,363	0.5
77,120		Wilshire Bancorp., Inc.	810,531	0.3
18,709		Wintrust Financial Corp.	999,622	0.4
4,103	L	World Acceptance Corp.	110,125	0.0
			63,889,089	23.3

		Health Care: 14.1%
17,030		Abiomed, Inc.	1,579,703	0.6
46,142	@	Acorda Therapeutics, Inc.	1,223,224	0.4
53,155		Air Methods Corp.	1,812,054	0.7
3,900		Almost Family, Inc.	156,195	0.1
68,771	@	AMN Healthcare Services, Inc.	2,063,818	0.8
29,489		Amsurg Corp.	2,291,590	0.8
7,532		Analogic Corp.	617,925	0.2
8,369		Bio-Rad Laboratories, Inc.	1,124,040	0.4
4,483		Computer Programs & Systems, Inc.	188,869	0.1
50,915	@	Cynosure, Inc.	1,529,487	0.6
43,133	@	Emergent Biosolutions, Inc.	1,228,859	0.5
34,204	@,L	Enanta Pharmaceuticals, Inc.	1,236,132	0.5
41,192	@	Greatbatch, Inc.	2,324,053	0.8
36,600		Healthsouth Corp.	1,404,342	0.5
20,118	@	Impax Laboratories, Inc.	708,355	0.3
22,165	@	IPC The Hospitalist Co., Inc.	1,721,999	0.6
90,914	@	Luminex Corp.	1,537,356	0.6
50,835		Masimo Corp.	1,960,198	0.7
6,755	@	Medicines Co.	256,420	0.1
2,894		Medidata Solutions, Inc.	121,866	0.0
19,390		Mednax, Inc.	1,488,958	0.5
93,310		Merit Medical Systems, Inc.	2,231,042	0.8
159,268	L	Nektar Therapeutics	1,745,577	0.6
6,138		Neogen Corp.	276,149	0.1
60,432	@	Omnicell, Inc.	1,879,435	0.7
38,022		Owens & Minor, Inc.	1,214,423	0.4
23,573	@	Sagent Pharmaceuticals, Inc.	361,374	0.1
127,973	@	Sangamo Biosciences, Inc.	721,768	0.3
147,741		Select Medical Holdings Corp.	1,594,125	0.6
25,549		SurModics, Inc.	557,990	0.2
27,153	@	Team Health Holdings, Inc.	1,467,077	0.5
			38,624,403	14.1

		Industrials: 16.0%
67,708		ABM Industries, Inc.	1,849,106	0.7
94,143		Actuant Corp.	1,731,290	0.6
9,010		Allegiant Travel Co.	1,948,413	0.7
20,206		ArcBest Corp.	520,709	0.2
36,707	@	Atlas Air Worldwide Holdings, Inc.	1,268,594	0.5
58,918		Barnes Group, Inc.	2,123,994	0.8
79,652		Brady Corp.	1,565,958	0.6
34,300		CIRCOR International, Inc.	1,376,116	0.5
32,084		Curtiss-Wright Corp.	2,002,683	0.7
1,745		Dycom Industries, Inc.	126,268	0.0
7,385		EMCOR Group, Inc.	326,786	0.1
4,422		EnerSys	236,931	0.1
9,276		EnPro Industries, Inc.	363,341	0.1
29,702		Federal Signal Corp.	407,214	0.1
16,141		Healthcare Services Group, Inc.	543,952	0.2
48,962		Heartland Express, Inc.	976,302	0.3
34,529		HUB Group, Inc.	1,257,201	0.5
11,467		Kaman Corp.	411,092	0.1
33,790		KAR Auction Services, Inc.	1,199,545	0.4
63,654		Knight Transportation, Inc.	1,527,696	0.6
21,560	L	Lindsay Manufacturing Co.	1,461,552	0.5
9,127		Moog, Inc.	493,497	0.2
20,760	@	MYR Group, Inc./Delaware	543,912	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
33,866		Navigant Consulting, Inc.	$538,808	0.2
57,680		On Assignment, Inc.	2,128,392	0.8
4,464		Powell Industries, Inc.	134,366	0.0
13,442		Regal-Beloit Corp.	758,801	0.3
13,963		Resources Connection, Inc.	210,422	0.1
65,373		Simpson Manufacturing Co., Inc.	2,189,342	0.8
13,888		Standex International Corp.	1,046,461	0.4
11,024	@	Teledyne Technologies, Inc.	995,467	0.4
86,569		Tetra Tech, Inc.	2,104,492	0.8
75,806		TrueBlue, Inc.	1,703,361	0.6
17,462		Unifirst Corp.	1,865,116	0.7
35,042		Universal Forest Products, Inc.	2,021,223	0.7
37,602		Viad Corp.	1,090,082	0.4
15,898		Waste Connections, Inc.	772,325	0.3
40,727		Watts Water Technologies, Inc.	2,151,200	0.8
			43,972,010	16.0

		Information Technology: 16.2%
82,219	@	Advanced Energy Industries, Inc.	2,162,360	0.8
71,338		Benchmark Electronics, Inc.	1,552,315	0.6
4,778		Blackbaud, Inc.	268,141	0.1
113,492		Blucora, Inc.	1,562,785	0.6
51,945	@	Bottomline Technologies de, Inc.	1,299,144	0.5
16,991		CACI International, Inc.	1,256,824	0.5
65,621	@	Cardtronics, Inc.	2,145,807	0.8
35,222		Coherent, Inc.	1,926,643	0.7
4,804	@	DealerTrack Holdings, Inc.	303,421	0.1
24,706		Diodes, Inc.	527,967	0.2
8,690		Electronics for Imaging, Inc.	376,103	0.1
9,460		ePlus, Inc.	748,002	0.3
28,727	@	ExlService Holdings, Inc.	1,060,888	0.4
27,184	@	Faro Technologies, Inc.	951,440	0.3
11,270		Forrester Research, Inc.	354,329	0.1
172,157		Harmonic, Inc.	998,511	0.4
5,680		Insight Enterprises, Inc.	146,828	0.0
42,694		j2 Global, Inc.	3,024,870	1.1
14,151	@	Liquidity Services, Inc.	104,576	0.0
25,703		Littelfuse, Inc.	2,342,828	0.8
106,443	@	LivePerson, Inc.	804,709	0.3
91,668		Microsemi Corp.	3,008,544	1.1
74,286		MKS Instruments, Inc.	2,490,810	0.9
11,100		Monolithic Power Systems, Inc.	568,320	0.2
11,473	@	Netgear, Inc.	334,667	0.1
53,630	@	Perficient, Inc.	827,511	0.3
52,928		Plexus Corp.	2,041,962	0.7
54,174		Polycom, Inc.	567,743	0.2
38,242		Power Integrations, Inc.	1,612,665	0.6
10,297	@	QLIK Technologies, Inc.	375,326	0.1
48,333		Rofin-Sinar Technologies, Inc.	1,253,275	0.5
66,249		Sanmina Corp.	1,415,741	0.5
107,490		Semtech Corp.	1,623,099	0.6
71,916		SYKES Enterprises, Inc.	1,833,858	0.7
38,612	@	Synchronoss Technologies, Inc.	1,266,474	0.5
8,555	@	Veeco Instruments, Inc.	175,463	0.1
2,375		Viasat, Inc.	152,689	0.1
8,988	@	WEX, Inc.	780,518	0.3
			44,247,156	16.2

		Materials: 5.0%
63,093	@	Boise Cascade Co.	1,591,205	0.6
252,835		Century Aluminum Co.	1,163,041	0.4
97,410		Commercial Metals Co.	1,319,906	0.5
45,831		FutureFuel Corp.	452,810	0.1
4,789		Haynes International, Inc.	181,216	0.0
63,741		HB Fuller Co.	2,163,370	0.8
9,200		Kaiser Aluminum Corp.	738,300	0.3
27,902		Materion Corp.	837,618	0.3
22,830		Minerals Technologies, Inc.	1,099,493	0.4
26,845		Neenah Paper, Inc.	1,564,527	0.6
13,704		Quaker Chemical Corp.	1,056,304	0.4
60,855		Worthington Industries, Inc.	1,611,440	0.6
			13,779,230	5.0

		Telecommunication Services: 1.4%
21,052		Atlantic Tele-Network, Inc.	1,556,374	0.6
59,928		Consolidated Communications Holdings, Inc.	1,154,813	0.4
32,464	@	General Communication, Inc.	560,329	0.2
36,956		Lumos Networks Corp.	449,385	0.2
			3,720,901	1.4

		Utilities: 3.7%
50,139		American States Water Co.	2,075,755	0.8
62,860		El Paso Electric Co.	2,314,505	0.9
35,144		New Jersey Resources Corp.	1,055,374	0.4
35,961		Northwest Natural Gas Co.	1,648,452	0.6
12,388		ONE Gas, Inc.	561,548	0.2
7,943		Piedmont Natural Gas Co.	318,276	0.1
29,613		Southwest Gas Corp.	1,727,030	0.6
6,333		UIL Holdings Corp.	318,360	0.1
			10,019,300	3.7

	Total Common Stock (Cost $253,744,802)		270,878,056	98.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc: 3.9%
2,538,055	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,538,062, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,588,816, due 10/15/15-08/15/45)	$2,538,055	0.9
534,297	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $534,300, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $544,983, due 10/01/15-09/09/49)	534,297	0.2
2,538,055	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,538,062, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,588,817, due 11/15/15-07/15/37)	2,538,055	0.9
2,538,055	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,538,065, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,588,816, due 11/30/19-02/15/44)	2,538,055	1.0
2,538,055	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,538,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,588,816, due 11/15/15-07/20/65)	2,538,055	0.9
		10,686,517	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,026,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $3,026,559)	3,026,559	1.1

	Total Short-Term Investments (Cost $13,713,076)	13,713,076	5.0

	Total Investments in Securities (Cost $267,457,878)	$284,591,132	103.8
	Liabilities in Excess of Other Assets	(10,523,680)	(3.8)
	Net Assets	$274,067,452	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $267,785,894.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$44,231,860
Gross Unrealized Depreciation	(27,426,622)

Net Unrealized Appreciation	$16,805,238

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$270,878,056	$–	$–	$270,878,056
Short-Term Investments	3,026,559	10,686,517	–	13,713,076
Total Investments, at fair value	$273,904,615	$10,686,517	$–	$284,591,132
Liabilities Table
Other Financial Instruments+
Futures	$(86,866)	$–	$–	$(86,866)
Total Liabilities	$(86,866)	$–	$–	$(86,866)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	19	12/18/15	$2,082,210	$(86,866)
			$2,082,210	$(86,866)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus SmallCap Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$86,866
Total Liability Derivatives		$86,866

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 12.4%
21,379		Accor S.A.	$1,002,407	0.1
24,164		Adidas AG	1,948,289	0.2
22,711		Aisin Seiki Co., Ltd.	761,999	0.1
39,972	@	Altice NV - A	836,351	0.1
48,024		Aristocrat Leisure Ltd.	292,083	0.0
18,849		Asics Corp.	449,251	0.0
4,635		Axel Springer AG	259,196	0.0
95,669		Barratt Developments PLC	934,491	0.1
37,554		Bayerische Motoren Werke AG	3,276,329	0.3
7,037		Benesse Holdings, Inc.	188,142	0.0
73,843		Bridgestone Corp.	2,555,423	0.2
117,286		Sky PLC	1,855,580	0.1
52,364		Burberry Group PLC	1,085,432	0.1
22,011		Carnival PLC	1,138,770	0.1
23,987	L	Casio Computer Co., Ltd.	436,607	0.0
6,321		Christian Dior S.A.	1,184,274	0.1
59,358		Cie Financiere Richemont SA	4,618,704	0.4
21,596		Cie Generale des Etablissements Michelin	1,975,924	0.2
191,830		Compass Group PLC	3,064,070	0.2
12,503		Continental AG	2,670,478	0.2
43,281		Crown Ltd.	302,729	0.0
22,511		Daihatsu Motor Co., Ltd.	260,394	0.0
110,063		Daimler AG	8,012,968	0.6
55,367		Denso Corp.	2,345,284	0.2
24,703		Dentsu, Inc.	1,267,761	0.1
116,139		Dixons Carphone PLC	746,423	0.1
13,642		Don Quijote Holdings Co. Ltd.	513,972	0.0
4,580		Dufry Group	536,284	0.0
27,826		Electrolux AB	786,274	0.1
18,209		Eutelsat Communications	558,492	0.1
6,142		Fast Retailing Co., Ltd.	2,498,316	0.2
104,252		Fiat Chrysler Automobiles NV	1,355,027	0.1
6,299	L	Flight Centre Ltd.	160,440	0.0
67,835		Fuji Heavy Industries Ltd.	2,441,008	0.2
272,159		Galaxy Entertainment Group Ltd.	697,077	0.1
732,812		Genting International PLC	374,313	0.0
192,785		GKN PLC	783,065	0.1
107,238		Hennes & Mauritz AB	3,918,089	0.3
2,946		Hermes International	1,072,388	0.1
185,442		Honda Motor Co., Ltd.	5,534,834	0.4
7,801		Hugo Boss AG	877,154	0.1
47,890		Husqvarna AB - B Shares	314,079	0.0
18,391		Iida Group Holdings Co. Ltd.	287,717	0.0
126,094		Industria de Diseno Textil SA	4,228,139	0.3
28,012		InterContinental Hotels Group PLC	970,456	0.1
40,766		Isetan Mitsukoshi Holdings Ltd.	611,665	0.1
70,468		Isuzu Motors Ltd.	707,641	0.1
436,163		ITV PLC	1,625,336	0.1
29,152		J Front Retailing Co., Ltd.	472,222	0.0
12,070		Jardine Cycle & Carriage Ltd.	229,332	0.0
7,986		JC Decaux SA	290,300	0.0
2,812		Kabel Deutschland Holding AG	366,710	0.0
276,123		Kingfisher PLC	1,499,961	0.1
11,500		Koito Manufacturing Co., Ltd.	375,779	0.0
13,879		Lagardere SCA	384,578	0.0
668,194		Li & Fung Ltd.	511,859	0.0
19,610		Luxottica Group S.p.A.	1,359,070	0.1
32,087		LVMH Moet Hennessy Louis Vuitton SE	5,462,619	0.4
191,481		Marks & Spencer Group PLC	1,453,485	0.1
28,519		Marui Group Co., Ltd.	344,001	0.0
62,766		Mazda Motor Corp.	991,784	0.1
46,504	#	Merlin Entertainments PLC	262,030	0.0
106,068		MGM China Holdings Ltd.	123,561	0.0
73,415		Mitsubishi Motors Corp.	561,501	0.1
20,693		Namco Bandai Holdings, Inc.	480,258	0.0
17,326		Next PLC	1,996,678	0.2
20,985		NGK Spark Plug Co., Ltd.	481,728	0.0
38,569	L	Nikon Corp.	466,430	0.0
282,992		Nissan Motor Co., Ltd.	2,601,998	0.2
8,406		Nitori Co., Ltd.	658,226	0.1
7,600		NOK Corp.	164,431	0.0
12,178		Nokian Renkaat OYJ	394,223	0.0
11,300		Numericable-SFR	523,128	0.0
23,580	L	Oriental Land Co., Ltd.	1,316,779	0.1
254,431		Panasonic Corp.	2,574,874	0.2
13,655		Pandora A/S	1,595,164	0.1
95,641		Pearson PLC	1,634,780	0.1
35,921		Persimmon PLC	1,093,301	0.1
47,690		Peugeot S.A.	722,630	0.1
27,171		Pirelli & C S.p.A.	454,683	0.0
8,835		Kering	1,446,247	0.1
25,593		ProSiebenSat.1 Media AG	1,256,255	0.1
21,915		Publicis Groupe	1,497,740	0.1
92,970		Rakuten, Inc.	1,188,384	0.1
5,999		REA Group Ltd.	187,860	0.0
119,755		Relx NV	1,956,446	0.2
130,448		Relx PLC	2,237,364	0.2
22,228		Renault S.A.	1,603,820	0.1
4,266		Rinnai Corp.	325,478	0.0
4,449		RTL Group SA	383,512	0.0
1,300		Ryohin Keikaku Co., Ltd.	264,691	0.0
279,202		Sands China Ltd.	848,065	0.1
5,288		Sankyo Co., Ltd.	188,127	0.0
5,380	L	Sanrio Co., Ltd.	146,965	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
20,410		Sega Sammy Holdings, Inc.	$199,175	0.0
51,519		Sekisui Chemical Co., Ltd.	542,264	0.0
65,585		Sekisui House Ltd.	1,027,318	0.1
169		SES S.A. - France	5,332	0.0
35,495		SES S.A. - Luxembourg	1,120,203	0.1
127,385		Shangri-La Asia Ltd.	110,593	0.0
177,500	L	Sharp Corp.	203,575	0.0
2,661		Shimamura Co., Ltd.	286,628	0.0
9,455		Shimano, Inc.	1,328,388	0.1
202,327		Singapore Press Holdings Ltd.	546,107	0.0
208,365		SJM Holdings Ltd.	148,348	0.0
11,235		Sodexo SA	932,220	0.1
139,070		Sony Corp.	3,408,901	0.3
31,131		Sports Direct International PLC	357,155	0.0
17,088		Stanley Electric Co., Ltd.	340,933	0.0
19,059		Sumitomo Rubber Industries, Inc.	264,561	0.0
42,844		Suzuki Motor Corp.	1,317,451	0.1
3,549		Swatch Group AG - BR	1,316,219	0.1
5,458		Swatch Group AG - Reg	393,740	0.0
88,886		TABCORP Holdings Ltd.	292,629	0.0
33,689		Takashimaya Co., Ltd.	272,203	0.0
179,369		Tattersall's Ltd.	475,900	0.0
311,722		Taylor Wimpey PLC	923,560	0.1
161,500		Techtronic Industries Co.	602,081	0.1
6,287		Telenet Group Holding NV	361,162	0.0
14,800		Toho Co., Ltd.	337,344	0.0
19,205		Toyota Industries Corp.	913,559	0.1
313,062		Toyota Motor Corp.	18,329,128	1.4
53,458		TUI AG - TUI - GBP	987,719	0.1
27,226		USS Co., Ltd.	452,824	0.0
8,929		Valeo SA	1,212,360	0.1
3,398		Volkswagen AG	400,365	0.0
21,743		Whitbread PLC	1,540,408	0.1
101,853		William Hill PLC	541,717	0.0
36,795		Wolters Kluwer NV	1,134,739	0.1
150,043		WPP PLC	3,123,739	0.2
177,679		Wynn Macau Ltd.	203,284	0.0
85,937		Yamada Denki Co., Ltd.	346,457	0.0
19,807		Yamaha Corp.	438,689	0.0
31,304		Yamaha Motor Co., Ltd.	629,782	0.1
12,769		Yokohama Rubber Co., Ltd.	225,209	0.0
88,949		Yue Yuen Industrial Holdings	330,932	0.0
			167,625,083	12.4

		Consumer Staples: 11.6%
75,880	L	Aeon Co., Ltd.	1,177,195	0.1
66,428		Ajinomoto Co., Inc.	1,400,833	0.1
91,722		Anheuser-Busch InBev Worldwide, Inc.	9,755,194	0.7
10,023		Aryzta AG	424,809	0.0
44,958		Asahi Group Holdings, Ltd.	1,458,584	0.1
40,400		Associated British Foods PLC	2,044,604	0.2
258		Barry Callebaut AG	280,929	0.0
11,475		Beiersdorf AG	1,017,161	0.1
211,830		British American Tobacco PLC	11,687,838	0.9
9,301		Calbee, Inc.	300,980	0.0
12,883		Carlsberg A/S	989,948	0.1
63,459		Carrefour S.A.	1,880,709	0.1
6,370		Casino Guichard Perrachon S.A.	339,236	0.0
67,564		Coca-Cola Amatil Ltd.	428,325	0.0
22,111		Coca-Cola HBC AG	468,059	0.0
8,261		Colruyt S.A.	398,155	0.0
11,540		Delhaize Group	1,022,919	0.1
285,262		Diageo PLC	7,664,086	0.6
71,006		Distribuidora Internacional de Alimentacion SA	429,839	0.0
6,838		FamilyMart Co., Ltd.	311,764	0.0
761,469		Golden Agri-Resources Ltd.	176,995	0.0
66,673		Danone	4,208,633	0.3
7,195	L	ICA Gruppen AB	243,581	0.0
11,828		Heineken Holding NV	843,298	0.1
26,090		Heineken NV	2,112,483	0.2
12,399		Henkel AG & Co. KGaA	1,095,930	0.1
109,161		Imperial Tobacco Group PLC	5,643,476	0.4
140,792		J Sainsbury PLC	556,810	0.0
124,102		Japan Tobacco, Inc.	3,849,668	0.3
27,926		Jeronimo Martins SGPS SA	376,900	0.0
58,275		Kao Corp.	2,641,655	0.2
7,297		Kerry Group PLC - KYG	548,960	0.0
12,042		Kerry Group PLC - KYGA	899,415	0.1
18,834		Kikkoman Corp.	518,747	0.0
95,556		Kirin Brewery Co., Ltd.	1,253,382	0.1
101,750		Koninklijke Ahold NV	1,984,954	0.2
500		Kose Corp.	45,635	0.0
7,664		Lawson, Inc.	565,470	0.0
106		Lindt & Spruengli AG - PC	621,492	0.1
11		Lindt & Spruengli AG - Reg	780,309	0.1
28,789		L'Oreal S.A.	5,003,961	0.4
13,988		MEIJI Holdings Co., Ltd.	1,025,748	0.1
18,500		Metro AG	511,859	0.0
367,296		Nestle S.A.	27,622,749	2.0
20,419		NH Foods Ltd.	416,688	0.0
27,867		Nisshin Seifun Group, Inc.	405,225	0.0
6,917		Nissin Food Products Co., Ltd.	318,202	0.0
24,753		Pernod Ricard SA	2,499,282	0.2
73,268		Reckitt Benckiser Group PLC	6,644,347	0.5
2,550		Remy Cointreau SA	167,581	0.0
109,713		SABMiller PLC	6,212,789	0.5
86,671		Seven & I Holdings Co., Ltd.	3,955,071	0.3
42,462		Shiseido Co., Ltd.	925,955	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
16,834		Suntory Beverage & Food Ltd.	$646,747	0.1
65,832		Svenska Cellulosa AB SCA	1,842,120	0.1
23,054		Swedish Match AB	696,889	0.1
54,897		Tate & Lyle PLC	489,169	0.0
926,305		Tesco PLC	2,572,891	0.2
11,488		Toyo Suisan Kaisha Ltd.	435,534	0.0
76,914		Treasury Wine Estates Ltd.	356,399	0.0
43,378		Uni-Charm Corp.	768,306	0.1
185,426		Unilever NV	7,432,840	0.6
145,810		Unilever PLC	5,938,793	0.4
128,521		Wesfarmers Ltd.	3,552,734	0.3
570,500	#,@	WH Group Ltd.	283,913	0.0
227,976		Wilmar International Ltd.	412,504	0.0
242,180		WM Morrison Supermarkets PLC	609,433	0.1
143,623		Woolworths Ltd.	2,517,517	0.2
10,485		Yakult Honsha Co., Ltd.	522,283	0.0
			157,236,489	11.6

		Energy: 4.6%
31,368		Subsea 7 SA	236,119	0.0
38,952		Amec PLC	423,124	0.0
388,504		BG Group PLC	5,604,496	0.4
2,078,685		BP PLC	10,545,909	0.8
31,768		Caltex Australia Ltd.	701,277	0.1
292,403		ENI S.p.A.	4,599,624	0.4
45,304		Galp Energia SGPS SA	447,054	0.0
44		Idemitsu Kosan Co., Ltd.	674	0.0
103,816		Inpex Corp.	928,192	0.1
266,466		JX Holdings, Inc.	962,188	0.1
24,453		Lundin Petroleum AB	315,589	0.0
15,398		Neste Oyj	354,386	0.0
17,834	L	OMV AG	433,943	0.0
133,412		Origin Energy Ltd.	472,893	0.0
30,009		Petrofac Ltd.	349,498	0.0
125,930		Repsol YPF S.A.	1,468,750	0.1
443,965		Royal Dutch Shell PLC - Class A	10,480,667	0.8
276,948		Royal Dutch Shell PLC - Class B	6,548,486	0.5
31,659	L	Saipem S.p.A.	253,859	0.0
113,535		Santos Ltd.	321,287	0.0
44,451	L	SeaDrill Ltd.	259,605	0.0
22,519		Showa Shell Sekiyu KK	177,513	0.0
125,282		Statoil ASA	1,826,498	0.1
11,972		Technip S.A.	566,562	0.1
57,248		Tenaris S.A.	688,259	0.1
37,470		TonenGeneral Sekiyu KK	363,119	0.0
244,469		Total S.A.	10,996,977	0.8
41,792	L	Transocean Ltd - RIGN	539,095	0.1
105,177		Tullow Oil PLC	270,349	0.0
84,152		Woodside Petroleum Ltd.	1,722,299	0.1
26,525		WorleyParsons Ltd.	111,040	0.0
			62,969,331	4.6

		Financials: 25.3%
115,338		3i Group PLC	814,732	0.1
105,166		Aberdeen Asset Management PLC	472,402	0.0
45,443	L	Acom Co., Ltd.	232,526	0.0
22,488		Admiral Group PLC	511,461	0.0
205,435		Aegon NV	1,178,000	0.1
13,598		AEON Financial Service Co., Ltd.	269,050	0.0
12,042		Aeon Mall Co., Ltd.	184,981	0.0
24,536		Ageas	1,008,347	0.1
1,375,899		AIA Group Ltd.	7,155,707	0.5
52,105		Allianz SE	8,185,374	0.6
340,299		AMP Ltd.	1,336,557	0.1
142,682		Aozora Bank Ltd.	494,866	0.0
249,297		Ascendas Real Estate Investment Trust	410,704	0.0
135,994		Assicurazioni Generali S.p.A.	2,488,188	0.2
23,550		ASX Ltd.	628,730	0.1
316,047		Australia & New Zealand Banking Group Ltd.	6,038,453	0.5
455,043		Aviva PLC	3,112,288	0.2
213,688		AXA S.A.	5,188,151	0.4
5,722		Baloise Holding AG	655,764	0.1
248,160		Banca Monte dei Paschi di Siena SpA	442,194	0.0
4,040,826	L	Banco Comercial Portugues SA	197,479	0.0
591,841		Banco de Sabadell SA	1,089,324	0.1
41,944		Banco Popolare SC	620,583	0.1
1,137	@	Banco Popular Espanol SA	4,141	0.0
205,822		Banco Popular Espanol SA - Interim	751,879	0.1
1,646,568		Banco Santander SA	8,755,527	0.7
139,262		Bank Hapoalim BM	700,784	0.1
173,356		Bank Leumi Le-Israel BM	647,080	0.1
136,152		Bank of East Asia Ltd.	457,760	0.0
43,557		Bank of Kyoto Ltd.	443,007	0.0
42,609		Bank of Queensland Ltd.	348,817	0.0
142,809		Bank of Yokohama Ltd.	867,997	0.1
546,447		Bankia SA	709,209	0.1
75,624		Bankinter S.A.	557,138	0.0
1,881,882		Barclays PLC	6,964,430	0.5
723,280		Banco Bilbao Vizcaya Argentaria S.A.	6,115,968	0.5
53,801		Bendigo Bank Ltd.	376,004	0.0
874,585	@	BGP Holdings PLC	–	–
120,953		BNP Paribas	7,121,038	0.5
422,917		BOC Hong Kong Holdings Ltd.	1,247,300	0.1
113,242		British Land Co. PLC	1,438,127	0.1
2,796	@	CaixaBank SA	10,763	0.0
160,000		CapitaCommercial Trust	151,064	0.0
101,444		Capital Shopping Centres Group PLC	506,331	0.0
309,696		CapitaLand Ltd.	584,774	0.0
296,801		CapitaMall Trust	396,873	0.0
320,699		Cheung Kong Property Holdings Ltd.	2,349,545	0.2
91,266		Chiba Bank Ltd.	648,088	0.1
22,006		Chugoku Bank Ltd.	326,601	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
50,681	City Developments Ltd.	$274,612	0.0
18,565	CNP Assurances	257,959	0.0
112,565	Commerzbank AG	1,188,893	0.1
194,124	Commonwealth Bank of Australia	9,964,131	0.7
118,801	Credit Agricole SA	1,367,730	0.1
17,524	Credit Saison Co., Ltd.	318,361	0.0
173,730	Credit Suisse Group AG	4,175,920	0.3
265,713	CaixaBank SA	1,025,459	0.1
122,383	Dai-ichi Life Insurance Co., Ltd.	1,948,318	0.1
8,481	Daito Trust Construction Co., Ltd.	861,710	0.1
69,454	Daiwa House Industry Co., Ltd.	1,721,825	0.1
190,121	Daiwa Securities Group, Inc.	1,230,179	0.1
78,987	Danske Bank A/S	2,387,015	0.2
202,920	DBS Group Holdings Ltd.	2,316,198	0.2
25,592	Delta Lloyd NV	215,043	0.0
157,220	Deutsche Bank AG	4,242,949	0.3
22,712	Deutsche Boerse AG	1,958,785	0.2
39,336	Deutsche Wohnen AG	1,052,026	0.1
110,927	Dexus Property Group	559,399	0.0
159,585	Direct Line Insurance Group PLC	905,507	0.1
109,251	DnB NOR ASA	1,421,833	0.1
31,436	Erste Bank der Oesterreichischen Sparkassen AG	913,562	0.1
4,527	Eurazeo SA	301,520	0.0
11,951	Exor S.p.A.	521,005	0.0
394,260	Federation Centres Ltd	761,335	0.1
251,541	First Pacific Co.	153,681	0.0
3,247	Fonciere Des Regions	283,123	0.0
94,719	Fukuoka Financial Group, Inc.	451,133	0.0
3,130	Gecina S.A.	381,709	0.0
22,766	Gjensidige Forsikring ASA	306,535	0.0
376,197	Global Logistic Properties Ltd.	540,861	0.0
210,380	Goodman Group	869,611	0.1
3,216,856	Governor & Co. of the Bank of Ireland	1,257,770	0.1
206,363	GPT Group	655,859	0.1
9,590	Groupe Bruxelles Lambert S.A.	723,704	0.1
52,145	Gunma Bank Ltd.	333,749	0.0
57,047	Hachijuni Bank Ltd.	404,932	0.0
87,058	Hammerson PLC	822,057	0.1
253,823	Hang Lung Properties Ltd.	570,939	0.0
87,536	Hang Seng Bank Ltd.	1,579,013	0.1
7,265	Hannover Rueck SE	744,166	0.1
26,655	Hargreaves Lansdown PLC	487,474	0.0
134,029	Henderson Land Development Co., Ltd.	801,451	0.1
18,000	Hiroshima Bank Ltd.	104,027	0.0
50,000	Hokugin Financial Group, Inc.	114,484	0.0
125,488	Hong Kong Exchanges and Clearing Ltd.	2,878,820	0.2
2,193,463	HSBC Holdings PLC	16,546,811	1.2
77,644	Hysan Development Co., Ltd.	323,300	0.0
3,958	Icade	268,543	0.0
64,008	ICAP PLC	443,321	0.0
8,717	Industrivarden AB	153,113	0.0
440,735	ING Groep NV	6,229,870	0.5
267,858	Insurance Australia Group Ltd.	915,843	0.1
1,447,254	Intesa Sanpaolo SpA - ISP	5,112,741	0.4
58,136	Intesa Sanpaolo SpA - ISPR	187,338	0.0
65,024	Investec PLC - INVP - GBP	497,881	0.0
52,275	Investor AB	1,796,221	0.1
35,356	Iyo Bank Ltd.	406,442	0.0
98	Japan Prime Realty Investment Corp.	318,565	0.0
144	Japan Real Estate Investment Corp.	663,304	0.1
276	Japan Retail Fund Investment Corp.	534,021	0.0
87,344	Joyo Bank Ltd.	460,142	0.0
26,560	Julius Baer Group Ltd.	1,206,143	0.1
28,494	KBC Groep NV	1,802,027	0.1
72,560	Kerry Properties Ltd.	199,221	0.0
27,530	Kinnevik Investment AB	786,953	0.1
20,009	Klepierre	906,860	0.1
93,111	Land Securities Group PLC	1,775,057	0.1
681,871	Legal & General Group PLC	2,458,664	0.2
66,564	Lend Lease Corp., Ltd.	589,304	0.0
261,032	Link REIT	1,437,094	0.1
6,508,448	Lloyds Banking Group Plc	7,409,588	0.6
35,529	London Stock Exchange Group PLC	1,302,285	0.1
33,187	Macquarie Group Ltd.	1,798,579	0.1
107,391	Corp. Mapfre S.A.	280,812	0.0
250,000	Medibank Pvt Ltd.	425,908	0.0
71,750	Mediobanca S.p.A.	705,933	0.1
443,942	Mirvac Group	539,022	0.0
142,327	Mitsubishi Estate Co., Ltd.	2,907,388	0.2
1,455,406	Mitsubishi UFJ Financial Group, Inc.	8,793,912	0.7
59,976	Mitsubishi UFJ Lease & Finance Co., Ltd.	264,221	0.0
108,619	Mitsui Fudosan Co., Ltd.	2,977,397	0.2
59,554	MS&AD Insurance Group Holdings, Inc.	1,597,826	0.1
2,632,261	Mizuho Financial Group, Inc.	4,923,912	0.4
19,688	Muenchener Rueckversicherungs-Gesellschaft AG	3,677,040	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
294,982		National Australia Bank Ltd.	$6,242,700	0.5
108,870		Natixis SA	602,794	0.1
579,094		New World Development Ltd.	563,971	0.0
162		Nippon Prologis REIT, Inc.	293,947	0.0
164		Nippon Building Fund, Inc.	793,569	0.1
39,313		NKSJ Holdings, Inc.	1,141,840	0.1
16,024		NN Group NV	460,007	0.0
415,226		Nomura Holdings, Inc.	2,410,124	0.2
345		Nomura Real Estate Master Fund, Inc.	440,866	0.0
13,745		Nomura Real Estate Holdings, Inc.	276,330	0.0
343,284		Nordea Bank AB	3,829,854	0.3
556,825		Old Mutual PLC	1,595,778	0.1
152,263		ORIX Corp.	1,964,093	0.2
61,814		Osaka Securities Exchange Co. Ltd.	903,613	0.1
349,922		Oversea-Chinese Banking Corp.	2,166,815	0.2
2,448		Pargesa Holding SA	143,664	0.0
1,946		Partners Group	659,575	0.1
293,259		Prudential PLC	6,186,727	0.5
155,058		QBE Insurance Group Ltd.	1,412,085	0.1
12,113		Raiffeisen International Bank Holding AG	159,193	0.0
255,813		Resona Holdings, Inc.	1,303,431	0.1
367,746		Royal Bank of Scotland Group PLC	1,754,547	0.1
118,534		RSA Insurance Group PLC	722,637	0.1
50,026		Sampo OYJ	2,421,127	0.2
23,870		Softbank Investment Corp.	269,705	0.0
628,503		Scentre Group	1,729,835	0.1
13,306		Schroders PLC	565,398	0.0
18,398		Scor S.A.	660,681	0.1
88,090		Segro PLC	573,119	0.0
67,407		Seven Bank Ltd.	291,743	0.0
188,940		Shinsei Bank Ltd.	388,394	0.0
66,181		Shizuoka Bank Ltd.	664,182	0.1
26,664		Hulic Co. Ltd.	241,211	0.0
106,551		Singapore Exchange Ltd.	527,100	0.0
344,626		Sino Land Co.	524,731	0.0
170,699		Skandinaviska Enskilda Banken AB	1,825,664	0.1
82,442		Societe Generale	3,684,435	0.3
21,398		Sony Financial Holdings, Inc.	351,204	0.0
39,728		St. James's Place PLC	511,304	0.0
280,686		Standard Chartered PLC	2,724,032	0.2
223,007		Standard Life PLC	1,309,752	0.1
280,377		Stockland	761,734	0.1
144,551		Sumitomo Mitsui Financial Group, Inc.	5,481,419	0.4
382,859		Sumitomo Mitsui Trust Holdings, Inc.	1,403,196	0.1
41,496		Sumitomo Realty & Development Co., Ltd.	1,320,711	0.1
191,471		Sun Hung Kai Properties Ltd.	2,497,416	0.2
151,006		Suncorp Group Ltd	1,299,053	0.1
109,000		Suntec Real Estate Investment Trust	115,135	0.0
21,761		Suruga Bank Ltd.	404,916	0.0
169,830		Svenska Handelsbanken AB	2,436,188	0.2
101,835		Swedbank AB	2,252,625	0.2
69,120		Swire Pacific Ltd.	774,734	0.1
135,825		Swire Properties Ltd.	376,466	0.0
3,822		Swiss Life Holding AG	852,555	0.1
6,697		Swiss Prime Site AG	489,310	0.0
40,198		Swiss Re Ltd.	3,448,874	0.3
69,111		T&D Holdings, Inc.	816,329	0.1
78,888		Tokio Marine Holdings, Inc.	2,947,255	0.2
23,411		Tokyo Tatemono Co., Ltd.	279,134	0.0
54,335		Tokyu Fudosan Holdings Corp.	361,519	0.0
6,685		Tryg A/S	129,886	0.0
417,250		UBS Group AG	7,714,172	0.6
11,252		Unibail-Rodamco SE	2,916,353	0.2
533,271		UniCredit SpA	3,324,535	0.3
101,428		Unione di Banche Italiane SCPA	719,685	0.1
100,871		UnipolSai SpA	219,346	0.0
149,356		United Overseas Bank Ltd.	1,950,158	0.1
302		United Urban Investment Corp.	403,319	0.0
52,435		Vonovia SE	1,687,683	0.1
3,641		Wendel	426,900	0.0
234,673		Westfield Corp.	1,651,328	0.1
356,488		Westpac Banking Corp.	7,488,725	0.6
159,857		Wharf Holdings Ltd.	901,978	0.1
105,504		Wheelock & Co., Ltd.	458,196	0.0
23,000		Yamaguchi Financial Group, Inc.	281,934	0.0
17,008		Zurich Insurance Group AG	4,175,571	0.3
			343,235,195	25.3

		Health Care: 11.5%
11,550		Actelion Ltd. - Reg	1,467,959	0.1
21,568		Alfresa Holdings Corp.	368,326	0.0
242,520		Astellas Pharma, Inc.	3,139,199	0.2
143,586		AstraZeneca PLC	9,105,992	0.7
94,568		Bayer AG	12,132,989	0.9
25,706		Chugai Pharmaceutical Co., Ltd.	789,514	0.1
7,040		Cochlear Ltd.	414,247	0.0
13,835		Coloplast A/S	980,887	0.1
53,777		CSL Ltd.	3,384,371	0.3
73,493		Daiichi Sankyo Co., Ltd.	1,275,247	0.1
18,409	L	Dainippon Sumitomo Pharma Co., Ltd.	184,037	0.0
29,079		Eisai Co., Ltd.	1,715,706	0.1
23,859		Essilor International SA	2,914,831	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
43,876		Fresenius SE & Co. KGaA	$2,945,316	0.2
24,946		Fresenius Medical Care AG & Co. KGaA	1,949,664	0.1
22,967		Getinge AB	512,614	0.0
552,527		GlaxoSmithKline PLC	10,605,114	0.8
17,414		Grifols SA	720,002	0.1
7,229		Hisamitsu Pharmaceutical Co., Inc.	241,720	0.0
26,714		Kyowa Hakko Kogyo Co., Ltd.	398,243	0.0
6,339		Lonza Group AG	831,778	0.1
22,100		M3, Inc.	439,189	0.0
14,589		Merck KGaA	1,291,663	0.1
3,932		Miraca Holdings, Inc.	166,750	0.0
29,213		Mitsubishi Tanabe Pharma Corp.	515,541	0.0
257,950		Novartis AG	23,708,671	1.8
217,387		Novo Nordisk A/S	11,731,197	0.9
28,757		Olympus Corp.	897,170	0.1
9,618		Ono Pharmaceutical Co., Ltd.	1,140,362	0.1
11,104		Orion Oyj	420,181	0.0
45,146		Otsuka Holdings Co. Ltd.	1,441,582	0.1
28,520		Qiagen NV	735,681	0.1
16,464		Ramsay Health Care Ltd.	679,043	0.1
80,021		Roche Holding AG	21,243,300	1.6
45,693		Ryman Healthcare Ltd.	214,026	0.0
134,859		Sanofi	12,838,659	0.9
44,645		Santen Pharmaceutical Co., Ltd.	599,386	0.0
35,232		Shionogi & Co., Ltd.	1,262,897	0.1
67,098		Shire PLC	4,586,936	0.3
101,057		Smith & Nephew PLC	1,765,585	0.1
46,615		Sonic Healthcare Ltd.	599,580	0.0
6,312		Sonova Holding AG - Reg	812,784	0.1
9,317		Suzuken Co., Ltd.	310,694	0.0
17,438		Sysmex Corp.	920,932	0.1
89,162		Takeda Pharmaceutical Co., Ltd.	3,911,737	0.3
36,364		Terumo Corp.	1,029,199	0.1
99,770		Teva Phaemaceutical Industries Ltd.	5,638,414	0.4
14,728		UCB S.A.	1,153,838	0.1
			156,132,753	11.5

		Industrials: 12.6%
248,980		ABB Ltd.	4,405,334	0.3
49,211		Abertis Infraestructuras S.A.	778,636	0.1
21,702		ACS Actividades de Construccion y Servicios S.A.	624,414	0.1
19,523		Adecco S.A.	1,429,778	0.1
7,070	#,@	Aena SA	782,048	0.1
3,387		Aeroports de Paris	384,427	0.0
29,629		Aggreko PLC	427,136	0.0
35,885		Alfa Laval AB	587,468	0.0
141,895		All Nippon Airways Co., Ltd.	397,508	0.0
25,213		Alstom SA	779,871	0.1
40,389		Amada Holdings Co., Ltd.	307,949	0.0
8,945		Andritz AG	403,072	0.0
423		AP Moller - Maersk A/S - Class A	637,169	0.1
830		AP Moller - Maersk A/S - Class B	1,279,430	0.1
122,107		Asahi Glass Co., Ltd.	713,510	0.1
113,673		Asciano Group	672,981	0.1
54,691		Ashtead Group PLC	773,416	0.1
115,235		Assa Abloy AB	2,066,829	0.2
47,971		Altantia S.p.A.	1,341,885	0.1
75,537		Atlas Copco - A	1,816,590	0.1
42,626		Atlas Copco - B	953,466	0.1
119,731		Auckland International Airport Ltd.	374,818	0.0
251,794		Aurizon Holdings Ltd.	889,552	0.1
28,935		Babcock International Group	400,292	0.0
359,359		BAE Systems PLC	2,435,942	0.2
82,988		Bollore Investissement	404,606	0.0
20,996		Bouygues S.A.	745,128	0.1
177,616		Brambles Ltd.	1,220,133	0.1
18,424		Brenntag AG	994,050	0.1
40,631		Bunzl PLC	1,090,297	0.1
28,039		Bureau Veritas SA	591,914	0.1
75,289		Capita Group PLC	1,367,394	0.1
135,879		Cathay Pacific Airways Ltd.	255,884	0.0
16,228		Central Japan Railway Co.	2,616,403	0.2
51,850	L	Cie de Saint-Gobain	2,250,321	0.2
13,084		CIMIC Group Ltd.	217,364	0.0
319,699		CK Hutchison Holdings Ltd.	4,158,529	0.3
110,890		CNH Industrial NV	722,825	0.1
134,751		Cobham PLC	583,289	0.0
256,402		ComfortDelgro Corp., Ltd.	517,979	0.0
68,748		Dai Nippon Printing Co., Ltd.	664,269	0.1
27,198		Daikin Industries Ltd.	1,525,426	0.1
26,607		Deutsche Lufthansa AG	370,392	0.0
110,704		Deutsche Post AG	3,066,850	0.2
22,274		DSV A/S	832,311	0.1
37,833		East Japan Railway Co.	3,188,022	0.2
18,274		easyJet PLC	493,288	0.0
24,374		Edenred	399,116	0.0
66,723		Airbus Group SE	3,951,360	0.3
112,342		Experian PLC	1,803,449	0.1
22,393		Fanuc Ltd.	3,444,910	0.3
51,181		Ferrovial SA	1,224,264	0.1
48,679		Finmeccanica S.p.A.	609,601	0.1
3,751		Fraport AG Frankfurt Airport Services Worldwide	231,936	0.0
67,617		Fuji Electric Holdings Co., Ltd.	245,225	0.0
184,790		Group 4 Securicor PLC	645,995	0.1
21,606		GEA Group AG	823,850	0.1
4,545		Geberit AG - Reg	1,390,387	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
56,566		Groupe Eurotunnel S.A.	$770,686	0.1
141,788		Hankyu Hanshin Holdings, Inc.	867,185	0.1
29,836		Hexagon AB	911,537	0.1
29,132		Hino Motors Ltd.	296,879	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	166,326	0.0
693,673		Hutchison Port Holdings Trust	381,520	0.0
158,424		IHI Corp.	407,092	0.0
31,108		IMI PLC	446,994	0.0
106,283	@	International Consolidated Airlines Group SA	952,191	0.1
18,726		Intertek Group PLC	691,036	0.1
12,943		ISS A/S	429,924	0.0
180,716		Itochu Corp.	1,910,391	0.1
14,678		Japan Airlines Co. Ltd.	519,380	0.0
3,600	L	Japan Airport Terminal Co., Ltd.	155,594	0.0
24,639		JGC Corp.	326,890	0.0
30,992		LIXIL Group Corp.	630,755	0.1
24,765		JTEKT Corp.	346,735	0.0
98,909		Kajima Corp.	524,897	0.0
29,520		Kamigumi Co., Ltd.	241,890	0.0
170,535		Kawasaki Heavy Industries Ltd.	588,745	0.0
23,000		Keihan Electric Railway Co., Ltd.	153,405	0.0
57,217		Keihin Electric Express Railway Co., Ltd.	455,437	0.0
72,343		Keio Corp.	514,320	0.0
34,996		Keisei Electric Railway Co., Ltd.	383,906	0.0
169,604		Keppel Corp., Ltd.	811,125	0.1
221,972		Kintetsu Group Holdings Co., Ltd.	797,288	0.1
107,783		Komatsu Ltd.	1,582,085	0.1
36,125	L	Kone OYJ	1,374,844	0.1
108,433		Koninklijke Philips NV	2,551,101	0.2
10,462		Boskalis Westminster NV	457,951	0.0
8,090		Koninklijke Vopak NV	323,466	0.0
131,222		Kubota Corp.	1,805,932	0.1
6,244		Kuehne & Nagel International AG	802,895	0.1
11,248		Kurita Water Industries Ltd.	238,809	0.0
31,056		Legrand S.A.	1,652,284	0.1
3,800		Mabuchi Motor Co., Ltd.	164,995	0.0
13,904		Makita Corp.	739,594	0.1
4,449		MAN SE	453,217	0.0
191,456		Marubeni Corp.	938,016	0.1
95,958		Meggitt PLC	692,252	0.1
115,373		Melrose Industries PLC	461,542	0.0
12,260		Metso OYJ	255,043	0.0
32,000		Minebea Co., Ltd.	339,693	0.0
156,693		Mitsubishi Corp.	2,568,443	0.2
219,361		Mitsubishi Electric Corp.	2,009,466	0.2
353,193		Mitsubishi Heavy Industries Ltd.	1,579,564	0.1
14,490	L	Mitsubishi Logistics Corp.	168,026	0.0
191,601		Mitsui & Co., Ltd.	2,153,499	0.2
124,930		Mitsui OSK Lines Ltd.	300,088	0.0
150,644		MTR Corp.	655,001	0.1
13,521		Nabtesco Corp.	247,030	0.0
102,000		Nagoya Railroad Co., Ltd.	400,842	0.0
30,769		NGK Insulators Ltd.	588,777	0.0
24,692		Nidec Corp.	1,697,970	0.1
101,220		Nippon Express Co., Ltd.	483,665	0.0
192,030		Nippon Yusen KK	445,017	0.0
527,011	L	Noble Group Ltd.	154,206	0.0
55,549		NSK Ltd.	538,438	0.0
178,600	L	NWS Holdings Ltd.	235,425	0.0
77,015		Obayashi Corp.	657,106	0.1
9,780	@	OCI	250,879	0.0
76,654		Odakyu Electric Railway Co., Ltd.	690,303	0.1
92,433		Orkla ASA	683,568	0.1
10,412		Osram Licht AG	539,432	0.0
11,799		Park24 Co., Ltd.	221,441	0.0
23,718		Prysmian S.p.A.	490,237	0.0
54,663		Qantas Airways Ltd.	143,511	0.0
14,909		Randstad Holdings NV	891,128	0.1
11,800		Recruit Holdings Co. Ltd.	353,815	0.0
30,576		Rexel SA	376,409	0.0
209,683		Rolls-Royce Holdings PLC	2,150,957	0.2
74,647		Royal Mail PLC	518,671	0.0
32,793		Safran S.A.	2,465,772	0.2
123,683		Sandvik AB	1,053,576	0.1
5,358		Schindler Holding AG - Part Cert	769,660	0.1
2,679		Schindler Holding AG - Reg	392,927	0.0
60,465		Schneider Electric SE	3,386,001	0.3
23,906		Secom Co., Ltd.	1,437,720	0.1
37,506		Securitas AB	458,701	0.0
39,012		Seek Ltd.	330,621	0.0
11,000		Seibu Holdings, Inc.	222,917	0.0
115,094		SembCorp Industries Ltd.	280,896	0.0
89,438	L	SembCorp Marine Ltd.	144,395	0.0
633		SGS S.A.	1,106,101	0.1
71,692		Shimizu Corp.	615,561	0.1
90,220		Siemens AG	8,060,025	0.6
71,560		Singapore Airlines Ltd.	538,692	0.0
44,566		Skanska AB	874,951	0.1
46,369		SKF AB - B Shares	852,191	0.1
6,336		SMC Corp.	1,387,321	0.1
45,512		Smiths Group PLC	693,455	0.1
238,873		Snam Rete Gas S.p.A.	1,226,830	0.1
3,513		Societe BIC S.A.	545,887	0.0
189,406		Singapore Technologies Engineering Ltd.	397,372	0.0
2,620		Sulzer AG	256,724	0.0
131,555		Sumitomo Corp.	1,272,191	0.1
89,033		Sumitomo Electric Industries Ltd.	1,139,014	0.1
68,982		Sumitomo Heavy Industries	273,348	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
126,308		Sydney Airport	$530,845	0.0
120,809		Taisei Corp.	787,565	0.1
10,923		Thales S.A.	761,610	0.1
13,878		THK Co., Ltd.	221,056	0.0
49,570		TNT Express NV	378,271	0.0
118,927		Tobu Railway Co., Ltd.	510,874	0.0
132,389		Tokyu Corp.	971,553	0.1
73,432		Toppan Printing Co., Ltd.	591,530	0.0
472,619		Toshiba Corp.	1,190,649	0.1
16,434		Toto Ltd.	512,143	0.0
25,754		Toyota Tsusho Corp.	542,849	0.0
201,438		Transurban Group	1,411,037	0.1
29,333		Travis Perkins PLC	875,084	0.1
26,356		Vestas Wind Systems A/S	1,370,223	0.1
54,375		Vinci S.A.	3,457,652	0.3
172,584		Volvo AB - B Shares	1,653,208	0.1
16,971		Wartsila OYJ	673,452	0.1
24,551		Weir Group PLC	435,569	0.0
18,821		West Japan Railway Co.	1,179,624	0.1
29,916		Wolseley PLC	1,749,900	0.1
41,301		Yamato Holdings Co., Ltd.	790,757	0.1
18,791		Zardoya Otis SA	203,067	0.0
21,831		Zodiac Aerospace	501,248	0.0
			171,501,664	12.6

		Information Technology: 4.7%
326,901		Alcatel-Lucent	1,206,174	0.1
14,200		Alps Electric Co., Ltd.	401,009	0.0
50,069		Amadeus IT Holding S.A.	2,145,227	0.2
162,121		ARM Holdings PLC	2,329,221	0.2
26,300		ASM Pacific Technology Ltd.	172,496	0.0
39,796		ASML Holding NV	3,498,203	0.3
9,338		Atos SE	717,782	0.1
27,686		Brother Industries Ltd.	333,728	0.0
120,693		Canon, Inc.	3,491,348	0.3
17,078		Capgemini S.A.	1,525,121	0.1
31,467		Citizen Holdings Co., Ltd.	217,477	0.0
58,883		Computershare Ltd.	439,709	0.0
15,438		Dassault Systemes SA	1,140,953	0.1
345,706		Telefonaktiebolaget LM Ericsson	3,391,247	0.3
53,060		Fuji Photo Film Co., Ltd.	1,983,498	0.2
218,135		Fujitsu Ltd.	948,843	0.1
9,392	L	Gemalto NV	610,599	0.0
42,596		GungHo Online Entertainment, Inc.	126,530	0.0
17,442		Hamamatsu Photonics KK	394,733	0.0
3,680		Hirose Electric Co., Ltd.	400,619	0.0
554,956		Hitachi Ltd.	2,800,325	0.2
48,637		Hoya Corp.	1,592,954	0.1
13,461		Ibiden Co., Ltd.	176,222	0.0
131,870		Infineon Technologies AG	1,481,625	0.1
4,975		Ingenico	601,164	0.0
17,323		Kakaku.com, Inc.	281,333	0.0
5,222		Keyence Corp.	2,332,031	0.2
11,566		Konami Corp.	249,967	0.0
55,923		Konica Minolta Holdings, Inc.	589,135	0.0
37,594		Kyocera Corp.	1,721,804	0.1
4,200		Mixi, Inc.	143,737	0.0
23,148		Murata Manufacturing Co., Ltd.	2,990,132	0.2
302,207		NEC Corp.	930,438	0.1
11,200		Nexon Co. Ltd.	149,739	0.0
7,777		NICE Systems Ltd.	435,581	0.0
12,094		Nintendo Co., Ltd.	2,038,465	0.2
45,414		Nippon Electric Glass Co., Ltd.	219,358	0.0
415,828		Nokia OYJ	2,843,363	0.2
14,506		Nomura Research Institute Ltd.	556,845	0.0
14,884		NTT Data Corp.	750,401	0.1
23,323		Omron Corp.	702,074	0.1
5,861		Otsuka Corp.	285,569	0.0
81,732		Ricoh Co., Ltd.	824,915	0.1
11,450		Rohm Co., Ltd.	509,184	0.0
130,261		Sage Group PLC	985,496	0.1
108,341		SAP SE	7,018,768	0.5
30,216		Seiko Epson Corp.	427,437	0.0
28,172		Shimadzu Corp.	406,727	0.0
72,292		STMicroelectronics NV	493,887	0.0
14,812		TDK Corp.	837,735	0.1
19,765		Tokyo Electron Ltd.	933,209	0.1
12,453		Trend Micro, Inc.	439,892	0.0
14,162		United Internet AG	717,995	0.1
164,444		Yahoo! Japan Corp.	626,037	0.1
25,742	L	Yaskawa Electric Corp.	262,696	0.0
23,173		Yokogawa Electric Corp.	242,553	0.0
			64,073,310	4.7

		Materials: 6.4%
39,661		Air Liquide SA	4,701,924	0.4
20,043		Air Water, Inc.	301,064	0.0
27,816		Akzo Nobel NV	1,809,142	0.1
290,935		Alumina Ltd.	231,463	0.0
137,920		Amcor Ltd.	1,282,640	0.1
158,173		Anglo American PLC	1,321,233	0.1
43,524		Antofagasta PLC	329,680	0.0
116,775		ArcelorMittal	605,582	0.0
7,673		Arkema	497,351	0.0
152,653		Asahi Kasei Corp.	1,076,424	0.1
104,583		BASF SE	7,998,905	0.6
366,712		BHP Billiton Ltd.	5,791,978	0.4
240,147		BHP Billiton PLC	3,655,416	0.3
32,575		Boliden AB	510,064	0.0
99,008		Boral Ltd.	368,229	0.0
31,412		CRH PLC - Dublin	829,222	0.1
60,857		CRH PLC - London	1,606,371	0.1
16,093		Croda International	660,354	0.1
33,384		Daicel Corp.	409,816	0.0
941		EMS-Chemie Holding AG	387,128	0.0
16,017		Evonik Industries AG	536,293	0.0
81,134		Fletcher Building Ltd.	353,746	0.0
183,287	L	Fortescue Metals Group Ltd.	236,612	0.0
24,474		Fresnillo PLC	219,240	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,091		Givaudan	$1,775,236	0.1
1,256,630		Glencore PLC	1,744,278	0.1
16,321		HeidelbergCement AG	1,120,801	0.1
25,910		Hitachi Metals Ltd.	300,891	0.0
27,623		LafargeHolcim Ltd	1,447,999	0.1
49,610		Iluka Resources Ltd.	217,950	0.0
3,929		Imerys SA	252,410	0.0
203,741		Incitec Pivot Ltd.	561,561	0.0
50,293		Israel Chemicals Ltd.	258,803	0.0
54,118		James Hardie Industries SE	653,265	0.1
57,102		JFE Holdings, Inc.	749,975	0.1
23,992		Johnson Matthey PLC	889,521	0.1
20,435		JSR Corp.	294,569	0.0
20,042		K+S AG	672,481	0.1
28,553		Kansai Paint Co., Ltd.	388,333	0.0
377,769		Kobe Steel Ltd.	409,605	0.0
19,888		Koninklijke DSM NV	917,869	0.1
42,467		Kuraray Co., Ltd.	529,269	0.0
20,344		LafargeHolcim Ltd.	1,059,789	0.1
10,403		Lanxess	487,102	0.0
21,186		Linde AG	3,441,145	0.3
163,748		Mitsubishi Chemical Holdings Corp.	855,024	0.1
46,678		Mitsubishi Gas Chemical Co., Inc.	215,470	0.0
130,515		Mitsubishi Materials Corp.	396,560	0.0
99,074		Mitsui Chemicals, Inc.	317,530	0.0
33,504		Mondi PLC	702,214	0.1
89,995		Newcrest Mining Ltd.	809,847	0.1
17,717		Nippon Paint Co., Ltd.	309,866	0.0
87,180		Nippon Steel Corp.	1,588,659	0.1
18,442		Nitto Denko Corp.	1,104,542	0.1
156,038		Norsk Hydro ASA	520,318	0.0
28,688		Novozymes A/S	1,252,005	0.1
96,826		OJI Paper Co., Ltd.	415,595	0.0
43,625		Orica Ltd.	463,013	0.0
10,498		Randgold Resources Ltd.	618,594	0.1
80,610		Rexam PLC	640,016	0.1
49,227		Rio Tinto Ltd.	1,693,633	0.1
145,041		Rio Tinto PLC	4,866,570	0.4
47,689		Shin-Etsu Chemical Co., Ltd.	2,445,686	0.2
254		Sika AG	783,481	0.1
6,850		Solvay S.A.	700,075	0.1
370,088	@	South32 Ltd. - AUD	357,725	0.0
242,587	@	South32 Ltd. - GBP	232,631	0.0
62,276		Stora Enso OYJ (Euro Denominated Security)	471,215	0.0
179,171		Sumitomo Chemical Co., Ltd.	906,019	0.1
58,561		Sumitomo Metal Mining Co., Ltd.	665,239	0.1
12,690		Symrise AG	764,618	0.1
10,596		Syngenta AG	3,395,073	0.3
137,001		Taiheiyo Cement Corp.	410,505	0.0
16,725		Taiyo Nippon Sanso Corp.	158,890	0.0
106,509		Teijin Ltd.	323,519	0.0
42,765		ThyssenKrupp AG	751,469	0.1
175,903		Toray Industries, Inc.	1,520,725	0.1
19,885		Toyo Seikan Kaisha Ltd.	316,519	0.0
10,826	L	Umicore	417,521	0.0
60,919		UPM-Kymmene OYJ	914,443	0.1
13,220		Voestalpine AG	454,539	0.0
20,948		Yara International ASA	835,671	0.1
			87,487,748	6.4

		Telecommunication Services: 5.0%
18,013		Proximus	623,108	0.1
230,545		Bezeq Israeli Telecommunication Corp., Ltd.	441,217	0.0
940,715		BT Group PLC	5,987,202	0.4
362,462		Deutsche Telekom AG	6,452,410	0.5
17,002		Elisa OYJ	575,133	0.1
210,984		Orange SA	3,198,378	0.2
320,867		HKT Trust / HKT Ltd.	381,312	0.0
3,028		Iliad SA	612,544	0.1
51,643		Inmarsat PLC	768,260	0.1
199,601		KDDI Corp.	4,467,690	0.3
376,681		Koninklijke KPN NV	1,412,716	0.1
7,827		Millicom International Cellular S.A.	489,480	0.0
85,298		Nippon Telegraph & Telephone Corp.	3,004,506	0.2
161,154		NTT DoCoMo, Inc.	2,718,193	0.2
234,000		PCCW Ltd.	120,453	0.0
926,750		Singapore Telecommunications Ltd.	2,345,711	0.2
109,046		SoftBank Group Corp.	5,042,267	0.4
2,726		Swisscom AG	1,360,457	0.1
100,627		TDC A/S	518,967	0.0
38,355		Tele2 AB	374,061	0.0
233,509		Spark New Zealand Ltd.	446,235	0.0
1,189,628	L	Telecom Italia S.p.A. - TIT	1,466,017	0.1
705,731		Telecom Italia S.p.A. - TITR	723,807	0.1
53,237		Telefonica Deutschland Holding AG	325,545	0.0
511,291		Telefonica S.A.	6,203,009	0.5
84,764		Telenor ASA	1,583,949	0.1
288,685		TeliaSonera AB	1,558,259	0.1
497,095		Telstra Corp., Ltd.	1,965,369	0.2
32,605		TPG Telecom Ltd.	249,896	0.0
137,761		Vivendi	3,263,811	0.2
3,026,580		Vodafone Group PLC	9,546,059	0.7
			68,226,021	5.0

		Utilities: 3.7%
80,277		AGL Energy Ltd.	903,486	0.1
113,263		APA Group	683,593	0.1
567,529		Centrica PLC	1,971,605	0.1
74,402	L	Cheung Kong Infrastructure Holdings Ltd.	666,847	0.1
77,142		Chubu Electric Power Co., Inc.	1,137,400	0.1
35,272		Chugoku Electric Power Co., Inc.	486,159	0.0
218,865		CLP Holdings Ltd.	1,871,069	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
80,930		Contact Energy Ltd.	$256,827	0.0
231,035		E.ON AG	1,982,623	0.1
15,642		Electric Power Development Co., Ltd.	477,384	0.0
27,656		Electricite de France SA	488,339	0.0
24,342		Enagas	698,024	0.1
28,013		Endesa S.A.	590,752	0.0
206,230		Enel Green Power SpA	389,954	0.0
757,724		Enel S.p.A.	3,380,977	0.3
276,246		EDP - Energias de Portugal SA	1,012,041	0.1
51,060		Fortum OYJ	755,484	0.1
41,496		Gas Natural SDG S.A.	809,679	0.1
166,497		GDF Suez	2,694,016	0.2
21,281		Hokuriku Electric Power Co.	286,229	0.0
808,726		Hong Kong & China Gas	1,516,501	0.1
160,345		Power Assets Holdings Ltd.	1,517,324	0.1
613,955		Iberdrola S.A.	4,090,940	0.3
85,262		Kansai Electric Power Co., Inc.	947,877	0.1
50,660		Kyushu Electric Power Co., Inc.	552,722	0.0
131,000	L	Meridian Energy Ltd.	176,393	0.0
430,795		National Grid PLC	5,999,724	0.4
230,828		Osaka Gas Co., Ltd.	875,166	0.1
13,222		Red Electrica de Espana	1,097,905	0.1
56,436		RWE AG	641,327	0.0
113,352		SSE PLC	2,565,491	0.2
28,088		Severn Trent PLC	929,150	0.1
21,044		Shikoku Electric Power Co., Inc.	343,190	0.0
33,942		Suez Environnement S.A.	609,920	0.0
178,835		Terna S.p.A	869,183	0.1
54,413		Tohoku Electric Power Co., Inc.	737,379	0.1
171,266		Tokyo Electric Power Co., Inc.	1,143,993	0.1
280,361		Tokyo Gas Co., Ltd.	1,356,195	0.1
81,175		United Utilities Group PLC	1,137,745	0.1
50,017		Veolia Environnement	1,140,701	0.1
			49,791,314	3.7

		Total Common Stock (Cost $1,361,192,546)	1,328,278,908	97.8

PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.2%
6,079		Bayerische Motoren Werke AG	418,083	0.0
17,862		Porsche AG	759,955	0.1
18,644		Volkswagen AG	2,048,012	0.1
			3,226,050	0.2

		Consumer Staples: 0.2%
19,908		Henkel AG & Co. KGaA	2,050,444	0.2

		Materials: 0.0%
7,773		Fuchs Petrolub AG	344,037	0.0

		Total Preferred Stock
		(Cost $7,736,461)	5,620,531	0.4

RIGHTS: 0.0%
		Energy: 0.0%
76,235	@	Origin Energy Ltd.	56,185	0.0

		Total Rights
		(Cost $–)	56,185	0.0

		Total Long-Term Investments
		(Cost $1,368,929,007)	1,333,955,624	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 0.6%
1,953,006	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,953,011, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,992,066, due 10/15/15-08/15/45)	1,953,006	0.2
411,088	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $411,090, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $419,310, due 10/01/15-09/09/49)	411,088	0.0
1,953,006	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,953,011, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,992,067, due 11/15/15-07/15/37)	1,953,006	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,953,006	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,953,014, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,992,066, due 11/30/19-02/15/44)	$1,953,006	0.2
1,953,006	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,953,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,992,066, due 11/15/15-07/20/65)	1,953,006	0.1
		8,223,112	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
6,060,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $6,060,000)	6,060,000	0.5

	Total Short-Term Investments (Cost $14,283,112)	14,283,112	1.1

	Total Investments in Securities (Cost $1,383,212,119)	$1,348,238,736	99.3
	Assets in Excess of Other Liabilities	9,207,650	0.7
	Net Assets	$1,357,446,386	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $1,395,207,845.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$125,866,704
Gross Unrealized Depreciation	(172,835,813)

Net Unrealized Depreciation	$(46,969,109)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$836,351	$166,788,732	$–	$167,625,083
Consumer Staples	–	157,236,489	–	157,236,489
Energy	–	62,969,331	–	62,969,331
Financials	6,670,736	336,564,459	–	343,235,195
Health Care	–	156,132,753	–	156,132,753
Industrials	381,520	171,120,144	–	171,501,664
Information Technology	–	64,073,310	–	64,073,310
Materials	1,059,789	86,427,959	–	87,487,748
Telecommunication Services	381,312	67,844,709	–	68,226,021
Utilities	–	49,791,314	–	49,791,314
Total Common Stock	9,329,708	1,318,949,200	–	1,328,278,908
Preferred Stock	–	5,620,531	–	5,620,531
Rights	–	56,185	–	56,185
Short-Term Investments	6,060,000	8,223,112	–	14,283,112
Total Investments, at fair value	$15,389,708	$1,332,849,028	$–	$1,348,238,736
Liabilities Table
Other Financial Instruments+
Futures	$(320,050)	$–	$–	$(320,050)
Total Liabilities	$(320,050)	$–	$–	$(320,050)

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $24,984,878 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	242	12/18/15	$19,958,950	$(320,050)
			$19,958,950	$(320,050)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya International Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$320,050
Total Liability Derivatives		$320,050

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 20.4%
3,100		ABC-Mart, Inc.	$173,305	0.1
8,000		Accordia Golf Co., Ltd.	72,295	0.0
1,750		Adastria Co. Ltd	104,837	0.0
700		Aeon Fantasy Co., Ltd.	9,103	0.0
4,300		Aisan Industry Co., Ltd.	39,457	0.0
18,900		Aisin Seiki Co., Ltd.	634,132	0.2
8,000	L	Akebono Brake Industry Co., Ltd.	25,405	0.0
2,300		Alpen Co., Ltd.	36,687	0.0
4,600		Alpine Electronics, Inc.	50,413	0.0
500		Amiyaki Tei Co., Ltd.	19,626	0.0
800		Amuse, Inc.	34,782	0.0
4,300		AOKI Holdings, Inc.	52,241	0.0
4,700		Aoyama Trading Co., Ltd.	165,784	0.1
1,300		Arata Corp.	29,903	0.0
1,900		Arc Land Sakamoto Co., Ltd.	40,902	0.0
1,200		Asahi Co., Ltd.	13,078	0.0
3,700		Asatsu-DK, Inc.	83,247	0.0
19,300		Asics Corp.	460,000	0.1
2,300		ASKUL Corp.	87,555	0.0
18,000		Atsugi Co., Ltd.	16,253	0.0
7,300		Autobacs Seven Co., Ltd.	121,210	0.0
3,600		Avex Group Holdings, Inc.	40,909	0.0
8,900		Belluna Co., Ltd.	48,652	0.0
7,900		Benesse Holdings, Inc.	211,215	0.1
6,400		Best Denki Co., Ltd.	6,578	0.0
11,200		BIC Camera, Inc.	97,431	0.0
73,900		Bridgestone Corp.	2,557,395	0.7
17,000		Calsonic Kansei Corp.	127,658	0.0
1,400		Can Do Co., Ltd.	17,820	0.0
6,500		Canon Sales Co., Inc.	96,155	0.0
20,800		Casio Computer Co., Ltd.	378,598	0.1
700		Central Sports Co., Ltd.	13,471	0.0
2,300		Chiyoda Co., Ltd.	73,798	0.0
2,300		Chofu Seisakusho Co., Ltd.	44,882	0.0
2,200		Chori Co., Ltd.	31,922	0.0
9,000	L	Clarion Co., Ltd.	28,473	0.0
2,700		Cleanup Corp.	19,778	0.0
6,700	L	Colowide Co., Ltd.	94,050	0.0
4,900		COOKPAD, Inc.	103,443	0.0
1,200		Corona Corp.	10,896	0.0
1,800		Create Restaurants Holdings, Inc.	37,274	0.0
5,200		CyberAgent, Inc.	203,417	0.1
4,300		Daido Metal Co., Ltd.	35,829	0.0
1,900		Daidoh Ltd.	7,730	0.0
24,200		Daihatsu Motor Co., Ltd.	279,931	0.1
1,300		Daikoku Denki Co., Ltd.	17,557	0.0
700		Daikyonishikawa Corp.	32,476	0.0
1,500		Dainichi Co., Ltd.	8,993	0.0
1,300	L	Daisyo Corp.	15,181	0.0
9,300		DCM Holdings Co., Ltd.	68,006	0.0
10,900		Dena Co., Ltd.	202,299	0.1
51,600		Denso Corp.	2,185,718	0.6
24,400		Dentsu, Inc.	1,252,211	0.3
4,800		Descente Ltd.	68,011	0.0
13,200		Don Quijote Holdings Co. Ltd.	497,319	0.1
3,100		Doshisha Co., Ltd.	56,885	0.0
4,700		Doutor Nichires Holdings Co., Ltd.	72,029	0.0
2,200		Dunlop Sports Co. Ltd.	20,619	0.0
5,000		Dynic Corp.	6,698	0.0
3,000		Eagle Industry Co., Ltd.	53,683	0.0
8,700	L	EDION Corp.	59,716	0.0
2,600		Exedy Corp.	57,682	0.0
1,600		Yondoshi Holdings, Inc.	38,952	0.0
4,100		Fast Retailing Co., Ltd.	1,667,713	0.5
3,100		FCC Co., Ltd.	49,743	0.0
3,200		Foster Electric Co., Ltd.	64,032	0.0
5,100		France Bed Holdings Co., Ltd.	36,082	0.0
1,200		F-Tech, Inc.	10,312	0.0
2,300		Fuji Co., Ltd.	54,946	0.0
71,200		Fuji Heavy Industries Ltd.	2,562,096	0.7
3,000		Fuji Kiko Co., Ltd.	11,871	0.0
7,000	L	Fuji Kyuko Co., Ltd.	65,435	0.0
21,100		Fuji Television Network, Inc.	245,869	0.1
10,000		Fujibo Holdings, Inc.	18,699	0.0
2,500	L	Fujikura Rubber Ltd.	11,046	0.0
12,000	L	Fujita Kanko, Inc.	41,260	0.0
7,000		Fujitsu General Ltd.	76,354	0.0
3,300		Funai Electric Co., Ltd.	30,539	0.0
2,000		Furukawa Battery Co., Ltd.	11,975	0.0
9,500		Futaba Industrial Co., Ltd.	34,318	0.0
8,000		Gakken Holdings Co., Ltd.	15,420	0.0
600		Genki Sushi Co., Ltd.	9,708	0.0
4,400		Geo Corp.	70,308	0.0
1,100		GLOBERIDE, Inc.	12,896	0.0
1,300		Goldwin, Inc.	58,608	0.0
1,000		Gourmet Kineya Co., Ltd.	7,742	0.0
5,900	L	Gulliver International Co., Ltd.	54,039	0.0
16,000		Gunze Ltd.	48,400	0.0
9,935		H2O Retailing Corp.	187,954	0.1
30,400		Hakuhodo DY Holdings, Inc.	288,217	0.1
300		Hakuyosha Co., Ltd.	657	0.0
2,000		Happinet Corp.	19,452	0.0
1,500		Hard Off Corp. Co., Ltd.	19,640	0.0
1,400		Haruyama Trading Co., Ltd.	8,280	0.0
29,200		Haseko Corp.	330,788	0.1
6,588		Heiwa Corp.	112,988	0.0
2,256		Hiday Hidaka Corp.	57,170	0.0
2,000		Hikari Tsushin, Inc.	139,985	0.1
5,100		Hiramatsu, Inc.	26,925	0.0
3,700		HIS Co., Ltd.	120,975	0.0
4,800		Hitachi Koki Co., Ltd.	33,519	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
188,400		Honda Motor Co., Ltd.	$5,623,121	1.5
3,110		Honeys Co., Ltd.	26,212	0.0
3,400		Hoosiers Holdings Co. Ltd.	12,640	0.0
1,200		Ichibanya Co., Ltd.	54,600	0.0
7,000		Ichikoh Industries Ltd.	11,219	0.0
13,620		Iida Group Holdings Co. Ltd.	213,078	0.1
1,600		Ikyu Corp.	34,888	0.0
2,500		Imasen Electric Industrial	21,452	0.0
2,000		Intage, Inc.	28,545	0.0
40,600		Isetan Mitsukoshi Holdings Ltd.	609,175	0.2
65,500		Isuzu Motors Ltd.	657,753	0.2
4,700		Izumi Co., Ltd.	190,250	0.1
5,000		Izutsuya Co., Ltd.	2,722	0.0
25,700		J Front Retailing Co., Ltd.	416,304	0.1
3,000		Janome Sewing Machine Co., Ltd.	20,775	0.0
3,000		Japan Vilene Co. Ltd.	29,825	0.0
6,000		Japan Wool Textile Co., Ltd.	50,502	0.0
1,400		Jin Co. Ltd.	65,744	0.0
14,700		Joban Kosan Co. Ltd.	18,541	0.0
5,000		Joshin Denki Co., Ltd.	38,797	0.0
3,200		Joyful Honda Co. Ltd.	61,846	0.0
5,500		JP-Holdings, Inc.	15,817	0.0
15,670		JVC Kenwood Holdings, Inc.	35,162	0.0
5,886		Kadokawa Dwango Corp.	78,144	0.0
3,600		Kappa Create Co., Ltd.	37,005	0.0
3,700		Kasai Kogyo Co., Ltd.	41,364	0.0
1,300		Kawai Musical Instruments Manufacturing Co., Ltd.	22,232	0.0
22,000		KYB Co. Ltd.	58,157	0.0
4,700		Keihin Corp.	66,559	0.0
4,400	L	Keiyo Co., Ltd.	18,842	0.0
120,000		Kimuratan Corp.	7,002	0.0
11,000		KNT-CT Holdings Co., Ltd.	22,500	0.0
5,000		Kintetsu Department Store Co. Ltd	13,112	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	34,774	0.0
3,200	L	Kisoji Co., Ltd.	52,897	0.0
2,900		Kohnan Shoji Co., Ltd.	36,581	0.0
12,500		Koito Manufacturing Co., Ltd.	408,455	0.1
3,800		Kojima Co., Ltd.	9,609	0.0
4,000		Komatsu Seiren Co., Ltd.	21,211	0.0
3,900		Komeri Co., Ltd.	84,420	0.0
2,400		Konaka Co., Ltd.	12,351	0.0
2,200		Kourakuen Corp.	27,370	0.0
4,760		Ks Holdings Corp.	149,404	0.1
1,400		Kura Corp.	44,411	0.0
23,000		Kurabo Industries Ltd.	40,883	0.0
1,260	L	Kyoritsu Maintenance Co., Ltd.	81,096	0.0
500		LEC, Inc.	5,597	0.0
5,200		Look, Inc.	7,657	0.0
2,000		Mars Engineering Corp.	33,650	0.0
22,100		Marui Group Co., Ltd.	266,574	0.1
3,700		Matsuya Co., Ltd.	53,518	0.0
1,700		Matsuya Foods Co., Ltd.	32,644	0.0
62,100		Mazda Motor Corp.	981,261	0.3
3,700		Meiko Network Japan Co., Ltd.	40,422	0.0
1,800		Meiwa Estate Co., Ltd.	7,620	0.0
3,000		Misawa Homes Co., Ltd.	18,173	0.0
3,600		Mitsuba Corp.	48,273	0.0
75,500		Mitsubishi Motors Corp.	577,447	0.2
2,000		Mitsui Home Co., Ltd.	10,001	0.0
15,000		Mizuno Corp.	68,241	0.0
1,000		Monogatari Corp.	39,046	0.0
3,300	L	MOS Food Services, Inc.	69,980	0.0
3,300		Musashi Seimitsu Industry Co., Ltd.	57,798	0.0
1,800		Nakayamafuku Co., Ltd.	11,723	0.0
22,800		Namco Bandai Holdings, Inc.	529,159	0.2
4,800		Next Co. Ltd	37,967	0.0
18,600		NGK Spark Plug Co., Ltd.	426,978	0.1
19,600		NHK Spring Co., Ltd.	190,051	0.1
10,000		Nice Holdings, Inc.	13,482	0.0
5,100		Nifco, Inc.	174,300	0.1
1,300		Nihon Eslead Corp.	12,341	0.0
38,300	L	Nikon Corp.	463,177	0.1
50		Nippon Columbia Co. Ltd.	180	0.0
1,800		Nippon Felt Co., Ltd.	7,344	0.0
900		Nippon Piston Ring Co., Ltd.	13,301	0.0
18,500		Nippon Television Network Corp.	298,894	0.1
5,700		Nishimatsuya Chain Co., Ltd.	52,783	0.0
293,200		Nissan Motor Co., Ltd.	2,695,856	0.7
10,200		Nissan Shatai Co., Ltd.	112,836	0.0
11,000		Nissei Build Kogyo Co., Ltd.	34,135	0.0
2,900	L	Nissen Holdings Co., Ltd.	4,900	0.0
14,000		Nisshinbo Industries, Inc.	157,887	0.1
3,800		Nissin Kogyo Co., Ltd.	56,928	0.0
8,900		Nitori Co., Ltd.	696,908	0.2
10,300		NOK Corp.	222,848	0.1
2,800		Noritsu Koki Co., Ltd.	13,497	0.0
2,000		Ohashi Technica, Inc.	21,099	0.0
1,500		Ohsho Food Service Corp.	49,655	0.0
14,000		Onward Kashiyama Co., Ltd.	82,786	0.0
23,600	L	Oriental Land Co., Ltd.	1,317,896	0.4
4,300	L	Pacific Industrial Co., Ltd.	42,970	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,000		Pal Co., Ltd.	$28,961	0.0
4,000		Paltac Corp.	72,305	0.0
8,000		PanaHome Corp.	52,023	0.0
256,450		Panasonic Corp.	2,595,306	0.7
2,600		Parco Co., Ltd.	20,822	0.0
4,400		Paris Miki Holdings, Inc.	16,732	0.0
1,100		PIA Corp.	18,864	0.0
1,300		Piolax, Inc.	59,662	0.0
37,200		Pioneer Corp.	80,834	0.0
1,900		Plenus Co., Ltd.	29,350	0.0
14,900		Press Kogyo Co., Ltd.	56,946	0.0
102,100		Rakuten, Inc.	1,305,088	0.4
1,300		Renaissance, Inc.	13,186	0.0
8,500		Resorttrust, Inc.	211,462	0.1
2,200		Right On Co., Ltd.	17,863	0.0
14,000		Riken Corp.	46,331	0.0
1,600		Ringer Hut Co., Ltd.	34,565	0.0
4,000		Rinnai Corp.	305,184	0.1
3,940		Riso Kyoiku Co. Ltd.	7,652	0.0
10,000		Round One Corp.	40,276	0.0
3,700		Royal Holdings Co., Ltd.	63,339	0.0
2,600		Ryohin Keikaku Co., Ltd.	529,383	0.2
4,000		Sagami Chain Co., Ltd.	40,549	0.0
3,200		Saizeriya Co., Ltd.	72,539	0.0
9,000		Sakai Ovex Co., Ltd.	14,262	0.0
600		San Holdings, Inc.	7,643	0.0
12,000		Sanden Holdings Corp.	37,387	0.0
6,600		Sangetsu Co., Ltd.	105,521	0.0
5,700		Sankyo Co., Ltd.	202,784	0.1
4,700		Sankyo Seiko Co., Ltd.	18,263	0.0
6,000	L	Sanrio Co., Ltd.	163,902	0.1
811,000	L	Sansui Electric Co., Ltd.	–	–
10,000		Sanyo Electric Railway Co. Ltd	39,177	0.0
11,000		Sanyo Shokai Ltd.	33,203	0.0
5,200		Scroll Corp.	17,855	0.0
23,200		Sega Sammy Holdings, Inc.	226,402	0.1
16,000		Seiko Holdings Corp.	93,038	0.0
5,200		Seiren Co., Ltd.	57,719	0.0
50,000		Sekisui Chemical Co., Ltd.	526,276	0.2
73,500		Sekisui House Ltd.	1,151,298	0.3
4,500		Senshukai Co., Ltd.	28,132	0.0
178,000	L	Sharp Corp.	204,148	0.1
5,600		Shimachu Co., Ltd.	122,690	0.0
2,400		Shimamura Co., Ltd.	258,515	0.1
8,400		Shimano, Inc.	1,180,165	0.3
900		Shimojima Co., Ltd.	7,691	0.0
5,000		Shinyei Kaisha	5,861	0.0
5,000		Shiroki Corp.	12,198	0.0
1,400		Shobunsha Publications, Inc.	8,067	0.0
13,000		Shochiku Co., Ltd.	109,407	0.0
4,500		Showa Corp.	35,879	0.0
13,800		Sky Perfect Jsat Corp.	64,870	0.0
5,800		Skylark Co. Ltd.	75,544	0.0
147,312		Sony Corp.	3,610,930	1.0
2,200		St. Marc Holdings Co., Ltd.	67,208	0.0
15,000		Stanley Electric Co., Ltd.	299,274	0.1
6,600		Start Today Co. Ltd.	218,462	0.1
3,200		Starts Corp., Inc.	49,545	0.0
1,300		Studio Alice Co., Ltd.	25,143	0.0
5,000		Suminoe Textile Co., Ltd.	14,173	0.0
17,600		Sumitomo Forestry Co., Ltd.	197,139	0.1
19,900		Sumitomo Rubber Industries, Inc.	276,235	0.1
43,600		Suzuki Motor Corp.	1,340,698	0.4
7,000		T RAD Co., Ltd.	11,002	0.0
4,400	L	Tachi-S Co., Ltd.	57,326	0.0
2,500		Taiho Kogyo Co., Ltd.	26,882	0.0
1,600		Takamatsu Construction Group Co., Ltd.	33,900	0.0
30,000		Takashimaya Co., Ltd.	242,396	0.1
4,000	L	Takata Corp.	43,948	0.0
1,040		Take And Give Needs Co., Ltd.	5,770	0.0
2,000		Takihyo Co., Ltd.	7,301	0.0
1,600		Tamron Co., Ltd.	29,228	0.0
4,000		TBK Co., Ltd.	14,932	0.0
2,900		TPR Co., Ltd.	66,163	0.0
1,800		T-Gaia Corp.	28,045	0.0
3,900		Toa Corp./Hyogo	35,206	0.0
1,100		Toabo Corp.	5,653	0.0
7,000		Toei Co., Ltd.	55,083	0.0
14,500		Toho Co., Ltd.	330,506	0.1
6,000		Tokai Rika Co., Ltd.	123,882	0.0
3,000		Tokai Rubber Industries, Inc.	26,160	0.0
820		Token Corp.	61,667	0.0
12,800		Tokyo Broadcasting System, Inc.	171,822	0.1
2,250		Tokyo Derica Co. Ltd.	38,484	0.0
15,000		Tokyo Dome Corp.	65,650	0.0
23,000	L	Tokyotokeiba Co., Ltd.	55,107	0.0
10,300	L	Tomy Co., Ltd.	50,320	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	10,213	0.0
4,000		Topre Corp.	77,230	0.0
3,200		Toridoll.corp	38,036	0.0
10,000		Toyo Tire & Rubber Co., Ltd.	216,456	0.1
7,200		Toyoda Gosei Co., Ltd.	141,515	0.1
7,800		Toyota Boshoku Corp.	132,440	0.1
18,900		Toyota Industries Corp.	899,051	0.3
289,160		Toyota Motor Corp.	16,929,715	4.5
4,700		TS Tech Co., Ltd.	128,191	0.1
9,350		TSI Holdings Co. Ltd.	67,695	0.0
1,600		Tsutsumi Jewelry Co., Ltd.	32,916	0.0
6,200		TV Asahi Corp.	94,806	0.0
2,200	L	Tv Tokyo Holdings Corp.	37,315	0.0
3,700		Unipres Corp.	70,463	0.0
2,800		United Arrows Ltd.	115,571	0.0
75,000		Unitika Ltd.	35,801	0.0
3,100	L	U-Shin Ltd.	21,280	0.0
26,000		USS Co., Ltd.	432,433	0.1
3,900		ValueCommerce Co. Ltd.	15,265	0.0
13,000		Wacoal Holdings Corp.	155,544	0.1
2,600	L	WATAMI Co., Ltd.	20,190	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,400		Wowow, Inc.	$38,205	0.0
2,500		Xebio Co., Ltd.	44,855	0.0
79,300		Yamada Denki Co., Ltd.	319,699	0.1
20,000	L	Yamada SxL Home Co. Ltd	13,920	0.0
15,400		Yamaha Corp.	341,082	0.1
29,300		Yamaha Motor Co., Ltd.	589,465	0.2
1,500		Yellow Hat Ltd.	32,506	0.0
7,700	L	Yokohama Reito Co., Ltd.	60,710	0.0
13,000		Yokohama Rubber Co., Ltd.	229,283	0.1
5,000		Yomiuri Land Co., Ltd.	16,154	0.0
2,600		Yorozu Corp.	53,212	0.0
5,600		Yoshinoya D&C Co., Ltd.	72,700	0.0
2,400		Zenrin Co., Ltd.	32,377	0.0
11,100	L	Zensho Holdings Co., Ltd.	103,572	0.0
			77,666,871	20.4

		Consumer Staples: 8.3%
3,700		Aderans Co. Ltd.	29,445	0.0
84,845	L	Aeon Co., Ltd.	1,316,277	0.4
2,300		Aeon Hokkaido Corp.	9,828	0.0
2,700		Ain Pharmaciez, Inc.	137,812	0.1
54,000		Ajinomoto Co., Inc.	1,138,752	0.3
3,000		Arcs Co., Ltd.	56,505	0.0
2,000		Ariake Japan Co., Ltd.	78,386	0.0
2,300		Artnature, Inc.	23,137	0.0
43,800		Asahi Group Holdings, Ltd.	1,421,015	0.4
1,200		Belc Co., Ltd.	40,942	0.0
8,600		Calbee, Inc.	278,296	0.1
2,100		Cawachi Ltd.	34,438	0.0
3,300		Chubu Shiryo Co., Ltd.	28,870	0.0
8,070		Coca-Cola Central Japan Co., Ltd.	130,382	0.0
7,900		Coca-Cola West Co., Ltd.	154,011	0.1
2,420		Cocokara Fine Holdings, Inc.	89,245	0.0
1,000		Cosmos Pharmaceutical Corp.	117,645	0.0
900		Create SD Holdings	49,405	0.0
800		Daikokutenbussan Co., Ltd.	27,484	0.0
2,700		Dr Ci:Labo Co., Ltd.	50,892	0.0
1,500		Dydo Drinco, Inc.	63,836	0.0
7,900	L	Euglena Co. Ltd.	116,776	0.0
5,300	L	Ezaki Glico Co., Ltd.	244,938	0.1
6,900		FamilyMart Co., Ltd.	314,590	0.1
4,600		Fancl Corp.	66,051	0.0
16,380		Feed One Holdings Co. Ltd.	19,654	0.0
5,500		Fuji Oil Co., Ltd.	71,427	0.0
2,000		Fujicco Co., Ltd.	40,618	0.0
19,000		Fujiya Co., Ltd.	30,287	0.0
400	L	Genky Stores, Inc.	19,348	0.0
1,700		Harashin Narus Holdings Co., Ltd.	55,818	0.0
12,000	L	Hayashikane Sangyo Co., Ltd.	13,094	0.0
3,800		Heiwado Co., Ltd.	83,269	0.0
2,900		Hokuto Corp.	52,263	0.0
9,000	L	House Foods Corp.	152,209	0.1
3,300		Inageya Co., Ltd.	33,519	0.0
7,200		Ito En Ltd.	150,654	0.1
500		Itochu-Shokuhin Co., Ltd.	16,422	0.0
12,000		Itoham Foods, Inc.	65,173	0.0
138,700		Japan Tobacco, Inc.	4,302,501	1.1
12,000		J-Oil Mills, Inc.	34,409	0.0
8,200		Kagome Co., Ltd.	131,579	0.0
1,100		Kameda Seika Co. Ltd.	45,938	0.0
58,900		Kao Corp.	2,669,987	0.7
2,800	L	Kato Sangyo Co., Ltd.	60,744	0.0
11,900		Kewpie Corp.	236,690	0.1
3,400		KEY Coffee, Inc.	57,499	0.0
19,000		Kikkoman Corp.	523,319	0.2
94,300		Kirin Brewery Co., Ltd.	1,236,907	0.3
3,500		Kobayashi Pharmaceutical Co., Ltd.	263,982	0.1
600	L	Kobe Bussan Co. Ltd.	54,395	0.0
3,500		Kose Corp.	319,442	0.1
1,700		Kusuri No Aoki Co. Ltd.	89,888	0.0
18,000		Kyokuyo Co. Ltd.	39,420	0.0
7,600		Lawson, Inc.	560,748	0.2
1,100		Life Corp.	31,336	0.0
25,000	L	Lion Corp.	219,743	0.1
2,100		Mandom Corp.	68,695	0.0
13,000		Marudai Food Co., Ltd.	51,193	0.0
4,900		Maruha Nichiro Corp.	70,395	0.0
4,700		Matsumotokiyoshi Holdings Co., Ltd.	208,518	0.1
5,800		Megmilk Snow Brand Co., Ltd.	111,143	0.0
13,800		MEIJI Holdings Co., Ltd.	1,011,962	0.3
700		Meito Sangyo Co., Ltd.	7,668	0.0
2,012		Milbon Co., Ltd.	66,686	0.0
1,800		Ministop Co., Ltd.	40,892	0.0
1,700		Mitsubishi Shokuhin Co. Ltd.	38,813	0.0
13,000		Mitsui Sugar Co., Ltd.	54,145	0.0
15,000		Miyoshi Oil & Fat Co., Ltd.	16,340	0.0
22,000		Morinaga & Co., Ltd.	108,429	0.0
22,000		Morinaga Milk Industry Co., Ltd.	91,477	0.0
3,000		Morozoff Ltd.	10,055	0.0
3,000		Nagatanien Co., Ltd.	26,525	0.0
8,000		Nakamuraya Co., Ltd.	29,529	0.0
1,000		Natori Co., Ltd.	12,159	0.0
25,000		Nichirei Corp.	156,611	0.1
620		Nihon Chouzai Co., Ltd.	24,812	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	28,878	0.0
13,000		Nippon Flour Mills Co., Ltd.	81,186	0.0
17,000		NH Foods Ltd.	346,917	0.1
32,600		Nippon Suisan Kaisha Ltd.	97,314	0.0
15,000		Nisshin Oillio Group Ltd.	54,363	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
25,045		Nisshin Seifun Group, Inc.	$364,190	0.1
9,600		Nissin Food Products Co., Ltd.	441,628	0.1
1,000		Noevir Holdings Co. Ltd.	21,647	0.0
9,000		Oenon Holdings, Inc.	15,871	0.0
1,000		OIE Sangyo Co., Ltd.	7,242	0.0
5,000		Okuwa Co., Ltd.	41,119	0.0
500		Olympic Group Corp.	2,402	0.0
11,900		Pigeon Corp.	278,053	0.1
2,400		Pola Orbis Holdings, Inc.	149,255	0.1
17,000		Prima Meat Packers Ltd.	45,461	0.0
2,200		Rock Field Co., Ltd.	50,680	0.0
1,100		S Foods, Inc.	22,098	0.0
3,800		Sakata Seed Corp.	62,703	0.0
1,400		San-A Co., Ltd.	61,510	0.0
36,000		Sapporo Holdings Ltd.	140,504	0.1
86,400		Seven & I Holdings Co., Ltd.	3,942,705	1.1
39,000		Shiseido Co., Ltd.	850,461	0.2
11,000		Showa Sangyo Co., Ltd.	42,731	0.0
1,600		Sogo Medical Co., Ltd.	50,520	0.0
2,400		ST Corp.	20,202	0.0
1,300		Starzen Co., Ltd.	34,057	0.0
3,800		Sugi Holdings Co., Ltd.	170,550	0.1
4,400		Sundrug Co., Ltd.	231,630	0.1
15,800		Suntory Beverage & Food Ltd.	607,021	0.2
19,900		Takara Holdings, Inc.	119,620	0.0
4,000		Tobu Store Co., Ltd.	9,984	0.0
1,400		Toho Co., Ltd./Hyogo	23,268	0.0
2,900		Torigoe Co., Ltd.	17,848	0.0
11,900		Toyo Suisan Kaisha Ltd.	451,153	0.1
4,300		Tsuruha Holdings, Inc.	370,566	0.1
44,000		Uni-Charm Corp.	779,323	0.2
8,180		United Super Markets Holdings, Inc.	68,922	0.0
21,300		UNY Co., Ltd.	134,010	0.1
4,600		Valor Co., Ltd.	115,305	0.0
1,600		Warabeya Nichiyo Co., Ltd.	27,846	0.0
2,220		Welcia Holdings Co. Ltd.	107,649	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	12,324	0.0
12,500		Yakult Honsha Co., Ltd.	622,655	0.2
20,000		Yamatane Corp.	29,821	0.0
230		Yamaya Corp.	4,726	0.0
17,000		Yamazaki Baking Co., Ltd.	261,949	0.1
2,500		Yaoko Co., Ltd.	113,004	0.0
1,000		Yomeishu Seizo Co., Ltd.	15,512	0.0
1,000		Yonekyu Corp.	19,523	0.0
			31,475,193	8.3

		Energy: 0.8%
9,600		AOC Holdings, Inc.	27,973	0.0
53,000		Cosmo Oil Co., Ltd.	72,455	0.0
10,500		Idemitsu Kosan Co., Ltd.	160,843	0.1
122,900		Inpex Corp.	1,098,817	0.3
5,700		Itochu Enex Co., Ltd.	43,254	0.0
700	L	Japan Drilling Co. Ltd.	14,935	0.0
4,000		Japan Oil Transportation Co., Ltd.	7,560	0.0
2,900		Japan Petroleum Exploration Co.	76,612	0.0
240,310		JX Holdings, Inc.	867,740	0.2
3,800		Mitsuuroko Co., Ltd.	17,455	0.0
2,300	L	Modec, Inc.	27,999	0.0
36,300		Nippon Coke & Engineering Co., Ltd.	30,662	0.0
3,600	L	Nippon Gas Co., Ltd.	102,484	0.0
1,000		Sala Corp.	4,537	0.0
7,000		San-Ai Oil Co., Ltd.	47,863	0.0
5,100		Shinko Plantech Co., Ltd.	41,533	0.0
21,900		Showa Shell Sekiyu KK	172,633	0.1
5,000		Sinanen Co., Ltd.	18,524	0.0
32,000		TonenGeneral Sekiyu KK	310,110	0.1
9,000		Toyo Kanetsu K K	14,322	0.0
			3,158,311	0.8

		Financials: 17.6%
35,000		77 Bank Ltd.	198,813	0.1
42,300	L	Acom Co., Ltd.	216,444	0.1
13,900		AEON Financial Service Co., Ltd.	275,026	0.1
13,770		Aeon Mall Co., Ltd.	211,526	0.1
700		Aichi Bank Ltd.	40,217	0.0
35,700	L	Aiful Corp.	132,529	0.1
3,700		Airport Facilities Co., Ltd.	16,866	0.0
19,000		Akita Bank Ltd.	60,937	0.0
1,700		Anicom Holdings, Inc.	38,028	0.0
23,000		Aomori Bank Ltd.	74,008	0.0
136,000		Aozora Bank Ltd.	471,690	0.1
9,400		Ashikaga Holdings Co. Ltd.	39,270	0.0
15,000		Awa Bank Ltd.	86,482	0.0
1,300		Bank of Iwate Ltd.	58,947	0.0
39,000		Bank of Kyoto Ltd.	396,659	0.1
16,000	L	Bank of Nagoya Ltd.	61,481	0.0
1,500		Bank of Okinawa Ltd.	62,040	0.0
20,000		Bank of Saga Ltd.	45,625	0.0
5,700		Bank of the Ryukyus Ltd.	83,844	0.0
137,000		Bank of Yokohama Ltd.	832,690	0.2
5,300		Century Leasing System, Inc.	153,437	0.1
78,000		Chiba Bank Ltd.	553,885	0.2
8,200		Chiba Kogyo Bank Ltd.	45,711	0.0
14,600		Chugoku Bank Ltd.	216,685	0.1
8,000		Chukyo Bank Ltd.	16,444	0.0
16,800		Credit Saison Co., Ltd.	305,208	0.1
4,800		Daibiru Corp.	37,366	0.0
132,400		Dai-ichi Life Insurance Co., Ltd.	2,107,788	0.6
31,000		Daikyo, Inc.	52,518	0.0
12,000		Daisan Bank Ltd.	17,979	0.0
28,000		Daishi Bank Ltd.	131,707	0.1
13,000		Daito Bank Ltd.	17,714	0.0
8,700		Daito Trust Construction Co., Ltd.	883,962	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
69,260		Daiwa House Industry Co., Ltd.	$1,717,016	0.5
192,000		Daiwa Securities Group, Inc.	1,242,337	0.3
1,100		eGuarantee, Inc.	20,626	0.0
17,000		Ehime Bank Ltd.	35,284	0.0
14,000		Eighteenth Bank Ltd.	43,256	0.0
11,800		FIDEA Holdings Co., Ltd.	23,661	0.0
6,800		Financial Products Group Co. Ltd.	49,185	0.0
28,000		Fukui Bank Ltd.	57,532	0.0
83,000		Fukuoka Financial Group, Inc.	395,317	0.1
34,000		Fukushima Bank Ltd.	25,623	0.0
1,900		Fuyo General Lease Co., Ltd.	72,992	0.0
2,800		GCA Savvian Corp.	35,034	0.0
1,720		Goldcrest Co., Ltd.	32,010	0.0
48,000		Gunma Bank Ltd.	307,219	0.1
38,000		Hachijuni Bank Ltd.	269,732	0.1
6,300		Heiwa Real Estate Co., Ltd.	67,532	0.0
8,000		Higashi-Nippon Bank Ltd.	26,279	0.0
15,000		Higo Bank Ltd.	110,407	0.0
60,000		Hiroshima Bank Ltd.	346,757	0.1
4,600		Hitachi Capital Corp.	112,272	0.0
24,000		Hokkoku Bank Ltd.	97,377	0.0
37,000		Hokuetsu Bank Ltd.	75,322	0.0
138,000		Hokugin Financial Group, Inc.	315,976	0.1
17,000		Hyakugo Bank Ltd.	81,967	0.0
19,000		Hyakujushi Bank Ltd.	68,552	0.0
3,500		IBJ Leasing Co., Ltd.	68,243	0.0
4,500	L	Ichiyoshi Securities Co., Ltd.	39,083	0.0
2,500		IwaiCosmo Holdings, Inc.	28,602	0.0
22,400		Iyo Bank Ltd.	257,504	0.1
16,000		Jaccs Co., Ltd.	60,344	0.0
3,000		Jafco Co., Ltd.	118,545	0.0
2,000	L	Japan Asia Investment Co., Ltd.	5,812	0.0
8,111		Japan Securities Finance Co., Ltd.	41,534	0.0
25,400		Jimoto Holdings, Inc.	43,856	0.0
1,400		Jowa Holdings Co. Ltd	58,886	0.0
73,000		Joyo Bank Ltd.	384,576	0.1
28,000		Juroku Bank Ltd.	122,630	0.0
16,400		kabu.com Securities Co., Ltd.	53,214	0.0
12,000		Kagoshima Bank Ltd.	97,028	0.0
2,700		Kansai Urban Banking Corp.	31,325	0.0
4,200		Keihanshin Building Co. Ltd.	23,946	0.0
15,000		Keiyo Bank Ltd.	79,789	0.0
34,300		Kenedix, Inc.	114,219	0.0
800		Kita-Nippon Bank Ltd.	21,977	0.0
8,600		Kiyo Bank Ltd./The	138,072	0.1
7,000		Kosei Securities Co., Ltd.	10,652	0.0
4,400	L	Kyokuto Securities Co., Ltd.	58,979	0.0
25,600		Leopalace21 Corp.	119,456	0.0
6,400		Marusan Securities Co., Ltd.	65,011	0.0
11,500		Matsui Securities Co., Ltd.	99,719	0.0
17,000		Michinoku Bank Ltd.	29,390	0.0
15,000		Mie Bank Ltd.	33,288	0.0
23,000		Minato Bank Ltd.	41,018	0.0
12,100		Mito Securities Co., Ltd.	39,938	0.0
154,000		Mitsubishi Estate Co., Ltd.	3,145,838	0.8
1,660,000		Mitsubishi UFJ Financial Group, Inc.	10,030,118	2.6
52,000		Mitsubishi UFJ Lease & Finance Co., Ltd.	229,083	0.1
110,000		Mitsui Fudosan Co., Ltd.	3,015,252	0.8
65,911		MS&AD Insurance Group Holdings, Inc.	1,768,384	0.5
12,000		Miyazaki Bank Ltd.	40,672	0.0
2,905,900		Mizuho Financial Group, Inc.	5,435,782	1.4
800		Mone Square Holdings, Inc.	11,435	0.0
31,600		Monex Beans Holdings, Inc.	77,956	0.0
3,700		Musashino Bank Ltd.	133,671	0.1
6,000		Nagano Bank Ltd.	9,939	0.0
25,000		Nanto Bank Ltd.	79,030	0.0
74,000		Nishi-Nippon City Bank Ltd.	203,337	0.1
45,850		NKSJ Holdings, Inc.	1,331,706	0.4
422,100		Nomura Holdings, Inc.	2,450,023	0.7
12,700		Nomura Real Estate Holdings, Inc.	255,322	0.1
33,200	L	North Pacific Bank Ltd.	131,619	0.1
14,100		NTT Urban Development Corp.	129,923	0.1
29,000		Ogaki Kyoritsu Bank Ltd.	114,259	0.0
16,000		Oita Bank Ltd.	66,533	0.0
16,000		Okasan Securities Group, Inc.	96,586	0.0
3,300	L	Open House Co. Ltd.	51,067	0.0
44,500		Orient Corp.	75,453	0.0
146,300		ORIX Corp.	1,887,174	0.5
60,500		Osaka Securities Exchange Co. Ltd.	884,404	0.2
1,800		Pocket Card Co., Ltd.	8,939	0.0
700		Relo Holdings, Inc.	68,575	0.0
240,500		Resona Holdings, Inc.	1,225,407	0.3
1,800		Ricoh Leasing Co., Ltd.	48,775	0.0
13,000		San-In Godo Bank Ltd.	127,253	0.1
25,160		Softbank Investment Corp.	284,281	0.1
15,930		Senshu Ikeda Holdings, Inc.	69,151	0.0
70,700		Seven Bank Ltd.	305,995	0.1
22,000		Shiga Bank Ltd.	111,702	0.0
13,000		Shikoku Bank Ltd.	27,570	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,200		Shimizu Bank Ltd.	$30,058	0.0
194,000		Shinsei Bank Ltd.	398,795	0.1
60,000		Shizuoka Bank Ltd.	602,150	0.2
42,800		Hulic Co. Ltd.	387,182	0.1
19,500		Sony Financial Holdings, Inc.	320,052	0.1
156,352		Sumitomo Mitsui Financial Group, Inc.	5,928,917	1.6
455,440		Sumitomo Mitsui Trust Holdings, Inc.	1,669,208	0.5
1,920		Sumitomo Real Estate Sales Co., Ltd.	49,124	0.0
50,000		Sumitomo Realty & Development Co., Ltd.	1,591,372	0.4
2,300		Sun Frontier Fudousan Co., Ltd.	17,410	0.0
21,400		Suruga Bank Ltd.	398,199	0.1
75,000		T&D Holdings, Inc.	885,889	0.2
7,000		Taiko Bank Ltd.	13,408	0.0
8,000		Takara Leben Co., Ltd.	39,291	0.0
6,000		TOC Co., Ltd.	42,095	0.0
10,000		Tochigi Bank Ltd.	54,930	0.0
16,000		Toho Bank Ltd.	59,247	0.0
18,000		Tohoku Bank Ltd.	22,564	0.0
26,400		Tokai Tokyo Financial Holdings	157,234	0.1
83,700		Tokio Marine Holdings, Inc.	3,127,032	0.8
5,000		Tokyo Rakutenchi Co., Ltd.	20,205	0.0
23,000		Tokyo Tatemono Co., Ltd.	274,233	0.1
16,000		Tokyo Theatres Co., Inc.	17,660	0.0
2,328		Tokyo TY Financial Group, Inc.	72,768	0.0
54,296		Tokyu Fudosan Holdings Corp.	361,260	0.1
11,000		Tomato Bank Ltd.	15,637	0.0
15,600		TOMONY Holdings, Inc.	61,024	0.0
3,600		Tosei Corp.	23,216	0.0
6,000		Tottori Bank Ltd.	10,403	0.0
43,000		Towa Bank Ltd.	37,832	0.0
11,000		Toyo Securities Co., Ltd.	34,446	0.0
10,300		Tsukuba Bank Ltd.	36,162	0.0
16,000		Yamagata Bank Ltd.	63,997	0.0
20,000	L	Yamaguchi Financial Group, Inc.	245,160	0.1
12,000		Yamanashi Chuo Bank Ltd.	62,645	0.0
5,600		Zenkoku Hosho Co. Ltd.	185,871	0.1
			67,108,317	17.6

		Health Care: 6.3%
23,900		Alfresa Holdings Corp.	408,150	0.1
1,600		As One Corp.	48,788	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	23,906	0.0
245,500		Astellas Pharma, Inc.	3,177,773	0.8
1,900		BML, Inc.	52,893	0.0
21,700		Chugai Pharmaceutical Co., Ltd.	666,477	0.2
1,400	L	CMIC Co., Ltd.	19,894	0.0
900		Create Medic Co., Ltd.	6,938	0.0
73,600		Daiichi Sankyo Co., Ltd.	1,277,104	0.3
2,700	L	Daiken Medical Co. Ltd	22,285	0.0
16,300	L	Dainippon Sumitomo Pharma Co., Ltd.	162,953	0.1
1,560		Daito Pharmaceutical Co. Ltd.	34,710	0.0
3,100		Eiken Chemical Co., Ltd.	52,928	0.0
28,900		Eisai Co., Ltd.	1,705,145	0.5
2,100		EPS Co., Ltd.	20,575	0.0
1,800		FALCO HOLDINGS Co. Ltd	22,477	0.0
14,000		Fuso Pharmaceutical Industries Ltd.	32,105	0.0
6,200		Hisamitsu Pharmaceutical Co., Inc.	207,313	0.1
1,700		Hogy Medical Co., Ltd.	77,897	0.0
1,400		JCR Pharmaceuticals Co. Ltd.	26,803	0.0
9,000		Jeol Ltd.	51,626	0.0
3,800		Kaken Pharmaceutical Co., Ltd.	352,707	0.1
4,500		Kissei Pharmaceutical Co., Ltd.	102,659	0.0
5,100		Kyorin Co., Ltd.	78,039	0.0
26,000		Kyowa Hakko Kogyo Co., Ltd.	387,599	0.1
18,800		M3, Inc.	373,609	0.1
2,500		Mani, Inc.	48,571	0.0
20,400		Medipal Holdings Corp.	323,687	0.1
5,700		Miraca Holdings, Inc.	241,727	0.1
25,000		Mitsubishi Tanabe Pharma Corp.	441,192	0.1
1,400		Mochida Pharmaceutical Co., Ltd.	81,102	0.0
2,700		Nagaileben Co., Ltd.	49,958	0.0
6,400	L	Nichii Gakkan Co.	44,455	0.0
5,550		Nichi-iko Pharmaceutical Co., Ltd.	146,147	0.0
9,300		Nihon Kohden Corp.	154,158	0.0
6,500		Nikkiso Co., Ltd.	43,485	0.0
5,000		Nippon Chemiphar Co., Ltd.	23,418	0.0
5,000		Nippon Shinyaku Co., Ltd.	180,363	0.1
14,500		Nipro Corp.	148,997	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	15,242	0.0
31,000		Olympus Corp.	967,148	0.3
10,000		Ono Pharmaceutical Co., Ltd.	1,185,654	0.3
47,100		Otsuka Holdings Co. Ltd.	1,503,976	0.4
1,900		Paramount Bed Holdings Co. Ltd.	56,499	0.0
10,500		Rohto Pharmaceutical Co., Ltd.	161,158	0.1
40,100		Santen Pharmaceutical Co., Ltd.	538,367	0.2
3,500		Sawai Pharmaceutical Co., Ltd.	203,640	0.1
3,700		Seikagaku Corp.	45,387	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,600		Shin Nippon Biomedical Laboratories Ltd.	$8,837	0.0
34,200		Shionogi & Co., Ltd.	1,225,905	0.3
4,100		Ship Healthcare Holdings, Inc.	88,398	0.0
9,230		Suzuken Co., Ltd.	307,793	0.1
16,100		Sysmex Corp.	850,269	0.2
1,500	L	Taiko Pharmaceutical Co. Ltd.	21,356	0.0
5,200		Taisho Pharmaceutical Holdings Co. Ltd.	298,942	0.1
82,200		Takeda Pharmaceutical Co., Ltd.	3,606,298	1.0
31,900		Terumo Corp.	902,856	0.2
7,400		Toho Holdings Co., Ltd.	154,348	0.1
1,100		Tokai Corp./Gifu	30,410	0.0
1,400		Torii Pharmaceutical Co., Ltd.	32,853	0.0
1,000		Towa Pharmaceutical Co., Ltd.	64,183	0.0
3,900		Tsukui Corp.	37,486	0.0
7,200		Tsumura & Co.	156,559	0.1
5,300		Vital KSK Holdings, Inc.	35,809	0.0
4,000		ZERIA Pharmaceutical Co., Ltd.	49,386	0.0
			23,869,372	6.3

		Industrials: 19.4%
3,600		Advan Co., Ltd.	27,769	0.0
1,800		Aeon Delight Co., Ltd.	51,984	0.0
6,900		Aica Kogyo Co., Ltd.	138,049	0.1
4,800		Aichi Corp.	27,011	0.0
4,400		Aida Engineering Ltd.	36,278	0.0
409,000		All Nippon Airways Co., Ltd.	1,145,782	0.3
31,800		Amada Holdings Co., Ltd.	242,461	0.1
3,000		Anest Iwata Corp.	19,691	0.0
6,000		Arrk Corp.	5,327	0.0
7,700		Asahi Diamond Industrial Co., Ltd.	69,963	0.0
114,000		Asahi Glass Co., Ltd.	666,138	0.2
3,600		Asahi Kogyosha Co., Ltd.	12,281	0.0
9,000		Asanuma Corp.	24,896	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	9,268	0.0
10,000		Bando Chemical Industries Ltd.	38,712	0.0
6,700		Bunka Shutter Co., Ltd.	48,115	0.0
20,000		Central Glass Co., Ltd.	87,408	0.0
18,800		Central Japan Railway Co.	3,031,081	0.8
1,800		Central Security Patrols Co., Ltd.	21,898	0.0
17,000		Chiyoda Corp.	116,173	0.0
1,300		Chiyoda Integre Co., Ltd.	27,838	0.0
3,200		Chudenko Corp.	62,171	0.0
13,000		Chugai Ro Co., Ltd.	23,885	0.0
7,600		CKD Corp.	62,807	0.0
10,700		COMSYS Holdings Corp.	127,625	0.1
4,000		Cosel Co., Ltd.	38,717	0.0
2,100		CTI Engineering Co., Ltd.	21,271	0.0
61,000		Dai Nippon Printing Co., Ltd.	589,405	0.2
4,000		Dai-Dan Co., Ltd.	26,981	0.0
10,900		Daifuku Co., Ltd.	149,761	0.1
14,000		Daihen Corp.	66,325	0.0
7,000	L	Daiho Corp.	29,440	0.0
21,000	L	Daiichi Chuo KK	–	–
7,000		Daiichi Jitsugyo Co., Ltd.	33,652	0.0
30,400		Daikin Industries Ltd.	1,705,013	0.5
3,500		Daiseki Co., Ltd.	59,728	0.0
4,800		Daiwa Industries Ltd.	32,800	0.0
2,400		Denyo Co., Ltd.	38,052	0.0
1,400		Dream Incubator, Inc.	23,351	0.0
6,600		Duskin Co., Ltd.	119,524	0.0
38,200		East Japan Railway Co.	3,218,948	0.9
45,000		Ebara Corp.	166,237	0.1
700		Ebara Jitsugyo Co. Ltd.	8,182	0.0
700		Endo Lighting Corp.	7,235	0.0
21,800		Fanuc Ltd.	3,353,684	0.9
25,600	L	Fudo Tetra Corp.	34,147	0.0
57,000		Fuji Electric Holdings Co., Ltd.	206,720	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	55,420	0.0
32,000		Fujikura Ltd.	132,304	0.1
5,600		Fujitec Co., Ltd.	48,926	0.0
4,000		Fukuda Corp.	38,092	0.0
1,600		Fukushima Industries Corp.	32,431	0.0
10,000	L	Fukuyama Transporting Co., Ltd.	54,017	0.0
2,500		FULLCAST Holdings Co., Ltd.	16,710	0.0
3,800		Funai Soken Holdings, Inc.	54,099	0.0
31,000		Furukawa Co., Ltd.	65,530	0.0
68,000		Furukawa Electric Co., Ltd.	107,050	0.0
3,000		Futaba Corp.	38,794	0.0
1,000		Gakujo Co., Ltd.	8,879	0.0
1,100		Gecoss Corp.	9,465	0.0
6,800		Glory Ltd.	160,718	0.1
41,000	L	GS Yuasa Corp.	154,766	0.1
2,300		Hamakyorex Co., Ltd.	41,458	0.0
139,000		Hankyu Hanshin Holdings, Inc.	850,133	0.2
19,000		Hanwa Co., Ltd.	69,839	0.0
15,800		Hazama Ando Corp.	101,067	0.0
4,100		Hibiya Engineering Ltd.	45,688	0.0
29,600		Hino Motors Ltd.	301,649	0.1
3,400		Hisaka Works Ltd.	25,436	0.0
10,100		Hitachi Construction Machinery Co., Ltd.	135,366	0.1
3,900		Hitachi Transport System Ltd.	64,305	0.0
14,600		Hitachi Zosen Corp.	75,805	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,200		Hokuetsu Industries Co. Ltd.	$20,841	0.0
4,400		Hoshizaki Electric Co., Ltd.	308,425	0.1
5,000		Hosokawa Micron Corp.	23,962	0.0
2,000		Howa Machinery Ltd.	11,363	0.0
3,000		Ichinen Holdings Co., Ltd.	25,877	0.0
3,900		Idec Corp.	30,068	0.0
148,000		IHI Corp.	380,306	0.1
13,900		Iino Kaiun Kaisha Ltd.	63,066	0.0
2,800		Inaba Denki Sangyo Co., Ltd.	84,485	0.0
2,200		Inaba Seisakusho Co., Ltd.	22,674	0.0
6,600		Inabata & Co., Ltd.	68,909	0.0
1,330		Inui Warehouse Co. Ltd.	9,060	0.0
33,000	L	Iseki & Co., Ltd.	47,535	0.0
172,200		Itochu Corp.	1,820,366	0.5
5,800		Itoki Corp.	36,907	0.0
6,000		Iwasaki Electric Co., Ltd.	12,026	0.0
23,000		Iwatani International Corp.	130,560	0.1
40,000		Japan Airlines Co. Ltd.	1,415,397	0.4
7,200	L	Japan Airport Terminal Co., Ltd.	311,188	0.1
5,950		Japan Bridge Corp.	10,965	0.0
16,000		Japan Pulp & Paper Co., Ltd.	43,053	0.0
34,000		Japan Steel Works Ltd.	107,725	0.0
7,000		Japan Transcity Corp.	23,783	0.0
23,000		JGC Corp.	305,145	0.1
2,600		JK Holdings Co., Ltd.	10,155	0.0
32,070		LIXIL Group Corp.	652,695	0.2
22,000		JTEKT Corp.	308,022	0.1
4,100		Juki Corp.	43,942	0.0
101,000		Kajima Corp.	535,993	0.2
25,000		Kamigumi Co., Ltd.	204,852	0.1
2,000		Kanaden Corp.	14,864	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	16,566	0.0
3,500		Kanamoto Co., Ltd.	62,979	0.0
10,000		Kandenko Co., Ltd.	64,629	0.0
42,000		Kanematsu Corp.	58,907	0.0
3,400		Katakura Industries Co., Ltd.	36,336	0.0
6,000		Kato Works Co., Ltd.	24,175	0.0
500		Kawada Technologies, Inc.	17,659	0.0
149,000		Kawasaki Heavy Industries Ltd.	514,398	0.2
91,000		Kawasaki Kisen Kaisha Ltd.	200,077	0.1
45,000		Keihan Electric Railway Co., Ltd.	300,141	0.1
56,000		Keihin Electric Express Railway Co., Ltd.	445,750	0.1
57,000		Keio Corp.	405,240	0.1
31,000		Keisei Electric Railway Co., Ltd.	340,070	0.1
3,300		Kimura Chemical Plants Co., Ltd.	13,315	0.0
900		Kimura Unity Co., Ltd.	9,761	0.0
15,100		Kinden Corp.	191,517	0.1
2,000		King Jim Co., Ltd.	13,573	0.0
3,000		Kinki Sharyo Co., Ltd.	8,889	0.0
208,000		Kintetsu Group Holdings Co., Ltd.	747,103	0.2
4,500		Kintetsu World Express, Inc.	79,365	0.0
14,000		Kitagawa Iron Works Co., Ltd.	31,953	0.0
8,000		Kitano Construction Corp.	21,037	0.0
2,200		Kito Corp.	16,374	0.0
7,700		Kitz Corp.	34,266	0.0
4,000		Kobe Electric Railway Co. Ltd	11,624	0.0
12,000		Kokuyo Co., Ltd.	127,422	0.1
3,950		Komai Tekko, Inc.	6,754	0.0
106,500		Komatsu Ltd.	1,563,253	0.4
900		Komatsu Wall Industry Co., Ltd.	15,351	0.0
6,100		Komori Corp.	62,964	0.0
3,700		Konoike Transport Co. Ltd.	46,034	0.0
800		KRS Corp.	16,229	0.0
105,000		Kubota Corp.	1,445,054	0.4
27,000		Kumagai Gumi Co., Ltd.	84,451	0.0
12,000		Kurita Water Industries Ltd.	254,775	0.1
4,400		Kuroda Electric Co., Ltd.	81,669	0.0
11,000		Kyodo Printing Co., Ltd.	30,364	0.0
5,700		Kyokuto Kaihatsu Kogyo Co. Ltd.	57,022	0.0
8,800		Kyowa Exeo Corp.	85,100	0.0
4,000		Kyudenko Corp.	66,719	0.0
6,000		Mabuchi Motor Co., Ltd.	260,518	0.1
16,000		Maeda Corp.	116,775	0.0
3,400		Maeda Kosen Co. Ltd	26,511	0.0
7,000		Maeda Road Construction Co., Ltd.	122,856	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	13,811	0.0
600		Maezawa Kyuso Industries Co., Ltd.	7,660	0.0
10,000		Makino Milling Machine Co., Ltd.	62,752	0.0
13,400		Makita Corp.	712,785	0.2
177,500		Marubeni Corp.	869,640	0.2
700		Maruka Machinery Co. Ltd.	10,123	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	42,131	0.0
1,500		Matsuda Sangyo Co., Ltd.	16,158	0.0
4,000		Matsui Construction Co., Ltd.	20,072	0.0
4,000		Max Co., Ltd.	37,681	0.0
19,000		Meidensha Corp.	56,537	0.0
6,000		Meisei Industrial Co. Ltd	26,225	0.0
3,400		Meitec Corp.	118,594	0.0
2,400		Meiwa Corp.	7,255	0.0
31,000		Minebea Co., Ltd.	329,077	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,410		Mirait Holdings Corp.	$76,274	0.0
23,000		MISUMI Group, Inc.	237,359	0.1
154,800		Mitsubishi Corp.	2,537,414	0.7
208,000		Mitsubishi Electric Corp.	1,905,393	0.5
348,000		Mitsubishi Heavy Industries Ltd.	1,556,339	0.4
15,000	L	Mitsubishi Logistics Corp.	173,940	0.1
9,000	L	Mitsubishi Kakoki Kaisha Ltd.	20,664	0.0
1,800		Mitsubishi Pencil Co., Ltd.	85,171	0.0
6,000		Mitsuboshi Belting Co., Ltd.	45,671	0.0
173,900		Mitsui & Co., Ltd.	1,954,549	0.5
83,000		Mitsui Engineering & Shipbuilding Co., Ltd.	119,759	0.0
17,000		Mitsui Matsushima Co., Ltd.	16,586	0.0
107,000		Mitsui OSK Lines Ltd.	257,019	0.1
13,000		Mitsui-Soko Co., Ltd.	37,955	0.0
10,000		Miura Co., Ltd.	115,969	0.0
6,000		Miyaji Engineering Group, Inc.	10,257	0.0
7,400		MonotaRO Co. Ltd.	169,524	0.1
14,300		DMG Mori Co. Ltd	182,024	0.1
5,400		Morita Holdings Corp.	49,841	0.0
6,200		Moshi Moshi Hotline, Inc.	64,058	0.0
12,900		Nabtesco Corp.	235,684	0.1
1,900	L	NAC Co., Ltd.	12,924	0.0
21,000		Nachi-Fujikoshi Corp.	87,082	0.0
11,300		Nagase & Co., Ltd.	131,568	0.1
74,000		Nagoya Railroad Co., Ltd.	290,807	0.1
5,844		Namura Shipbuilding Co., Ltd.	42,703	0.0
47,000		Nankai Electric Railway Co., Ltd.	239,923	0.1
800		NEC Capital Solutions Ltd.	10,852	0.0
27,000		NGK Insulators Ltd.	516,656	0.2
10,000		Nichias Corp.	60,026	0.0
1,100		Nichiden Corp.	23,984	0.0
4,100		Nichiha Corp.	56,659	0.0
4,000		Nichireki Co., Ltd.	30,981	0.0
23,114		Nidec Corp.	1,589,457	0.4
3,500		Nihon M&A Center, Inc.	152,950	0.1
600		Nihon Trim Co., Ltd.	22,492	0.0
4,000		Nikko Co. Ltd./Hyogo	13,194	0.0
5,000		Nippo Corp.	85,217	0.0
12,000		Nippon Carbon Co., Ltd.	27,886	0.0
8,300	L	Nippon Conveyor Co., Ltd.	12,503	0.0
4,000		Nippon Densetsu Kogyo Co., Ltd.	71,792	0.0
79,000		Nippon Express Co., Ltd.	377,490	0.1
2,100		Nippon Hume Corp.	13,320	0.0
3,100		Nippon Kanzai Co., Ltd.	46,740	0.0
10,000		Nippon Koei Co. Ltd.	41,457	0.0
7,400		Nippon Konpo Unyu Soko Co., Ltd.	130,687	0.1
36,100	L	Nippon Parking Development Co. Ltd.	38,420	0.0
10,000		Nippon Road Co., Ltd.	50,024	0.0
2,000		Nippon Seisen Co., Ltd.	8,093	0.0
8,000	L	Nippon Sharyo Ltd.	19,222	0.0
118,000		Nippon Sheet Glass Co., Ltd.	99,972	0.0
9,280		Nippon Steel & Sumikin Bussan Corp.	27,457	0.0
10,000		Nippon Thompson Co., Ltd.	41,465	0.0
171,880		Nippon Yusen KK	398,321	0.1
4,000		Nippon Yusoki Co., Ltd.	15,765	0.0
25,000		Nishimatsu Construction Co., Ltd.	103,954	0.0
29,000		Nishi-Nippon Railroad Co., Ltd.	141,997	0.1
2,100		Nishio Rent All Co., Ltd.	41,223	0.0
1,200	L	Nissei ASB Machine Co. Ltd	23,735	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	16,923	0.0
3,200		Nissha Printing Co., Ltd.	61,175	0.0
12,000		Nissin Corp.	34,627	0.0
7,000		Nissin Electric Co., Ltd.	43,190	0.0
2,100		Nitta Corp.	50,456	0.0
19,000	L	Nitto Boseki Co., Ltd.	56,905	0.0
3,100		Nitto Kogyo Corp.	54,275	0.0
1,700		Nitto Kohki Co., Ltd.	32,513	0.0
2,900		Nittoc Construction Co. Ltd	13,221	0.0
4,300		Nomura Co., Ltd.	60,997	0.0
13,000		Noritake Co., Ltd.	27,474	0.0
5,000		Noritz Corp.	75,175	0.0
12,000		NS United Kaiun Kaisha Ltd.	23,707	0.0
41,800		NSK Ltd.	405,169	0.1
49,000		NTN Corp.	202,163	0.1
1,600		Obara Corp.	62,839	0.0
69,000		Obayashi Corp.	588,721	0.2
3,000		Obayashi Road Corp.	16,421	0.0
66,000		Odakyu Electric Railway Co., Ltd.	594,359	0.2
3,380		Oiles Corp.	50,186	0.0
8,000		Okamura Corp.	72,202	0.0
16,000		OKK Corp.	18,116	0.0
15,000		Okuma Corp.	93,794	0.0
23,000		Okumura Corp.	122,709	0.0
1,900		Onoken Co., Ltd.	16,229	0.0
4,000		Organo Corp.	14,613	0.0
10,100		OSG Corp.	191,228	0.1
1,400		Outsourcing, Inc.	30,444	0.0
2,600		Oyo Corp.	30,298	0.0
10,400		Park24 Co., Ltd.	195,185	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	10,070	0.0
27,200		Penta-Ocean Construction Co., Ltd.	127,678	0.1
3,800		Pilot Corp.	157,263	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,400		Prestige International, Inc.	$13,913	0.0
2,500		Pronexus, Inc.	16,627	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	10,903	0.0
3,100		Raito Kogyo Co., Ltd.	29,354	0.0
10,000		Rasa Industries Ltd.	10,485	0.0
32,900		Recruit Holdings Co. Ltd.	986,484	0.3
2,200		Rheon Automatic Machinery Co., Ltd.	10,237	0.0
16,000		Ryobi Ltd.	59,854	0.0
7,000		Sakai Heavy Industries Ltd.	13,394	0.0
400		Sakai Moving Service Co., Ltd.	19,919	0.0
3,800		Sanix, Inc.	8,076	0.0
5,800		Sanki Engineering Co., Ltd.	43,807	0.0
3,400		Sankyo Tateyama, Inc.	52,788	0.0
28,000		Sankyu, Inc.	135,644	0.1
20,600		Sanwa Holdings Corp.	141,809	0.1
5,000		Sanyo Denki Co. Ltd.	29,896	0.0
1,800		Sata Construction Co., Ltd.	8,171	0.0
2,400		Sato Holding Corp.	44,728	0.0
2,300		Sato Shoji Corp.	13,569	0.0
3,300		SBS Holdings, Inc.	27,549	0.0
21,100		Secom Co., Ltd.	1,268,966	0.3
2,000		Seibu Electric Industry Co., Ltd.	7,232	0.0
16,400		Seibu Holdings, Inc.	332,349	0.1
5,800		Seikitokyu Kogyo Co., Ltd.	25,655	0.0
16,500		Seino Holdings Corp.	172,147	0.1
4,700		Sekisui Jushi Corp.	61,342	0.0
9,000		Senko Co., Ltd.	63,410	0.0
6,000		Shibusawa Warehouse Co., Ltd.	15,320	0.0
2,700		Shibuya Kogyo Co., Ltd.	40,736	0.0
3,800	L	Shima Seiki Manufacturing Ltd.	52,298	0.0
70,000		Shimizu Corp.	601,033	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	15,194	0.0
2,000		Shin-Keisei Electric Railway Co., Ltd.	6,765	0.0
8,000		Shinmaywa Industries Ltd.	80,802	0.0
4,400		Shinnihon Corp.	22,452	0.0
5,000		Shinsho Corp.	9,464	0.0
2,000		Shinwa Co., Ltd./Nagoya	26,166	0.0
2,100		SHO-BOND Holdings Co., Ltd.	80,239	0.0
20,000		Sinfonia Technology Co. Ltd.	29,520	0.0
4,900		Sintokogio Ltd.	38,450	0.0
6,500		SMC Corp.	1,423,230	0.4
2,000		Soda Nikka Co., Ltd.	7,886	0.0
7,200		Sohgo Security Services Co., Ltd.	328,810	0.1
136,400		Sojitz Corp.	254,103	0.1
37,000		Sotetsu Holdings, Inc.	202,381	0.1
3,800		Star Micronics Co., Ltd.	51,899	0.0
1,000		Subaru Enterprise Co., Ltd.	3,471	0.0
800		Sugimoto & Co., Ltd.	8,566	0.0
8,600		Sumiseki Holdings, Inc.	7,921	0.0
120,400		Sumitomo Corp.	1,164,318	0.3
2,400		Sumitomo Densetsu Co., Ltd.	29,109	0.0
82,000		Sumitomo Electric Industries Ltd.	1,049,039	0.3
59,700		Sumitomo Heavy Industries	236,567	0.1
100,900	L	Sumitomo Mitsui Construction Co., Ltd.	121,952	0.0
4,000		Sumitomo Precision Products	15,371	0.0
14,000		Sumitomo Warehouse Co., Ltd.	67,656	0.0
42,000		SWCC Showa Holdings Co., Ltd.	27,075	0.0
10,000		Tadano Ltd.	110,989	0.0
4,000		Taihei Dengyo Kaisha Ltd.	41,159	0.0
14,000		Taiheiyo Kouhatsu, Inc.	9,486	0.0
3,300		Taikisha Ltd.	74,696	0.0
119,500		Taisei Corp.	779,031	0.2
1,800		Takaoka Toko Co. Ltd	20,498	0.0
2,100	L	Takara Printing Co., Ltd.	21,967	0.0
10,000		Takara Standard Co., Ltd.	71,063	0.0
6,000		Takasago Thermal Engineering Co., Ltd.	83,066	0.0
3,500	L	Takeei Corp.	36,782	0.0
7,000		Takisawa Machine Tool Co., Ltd.	10,175	0.0
7,000		Takuma Co., Ltd.	52,791	0.0
4,200		Tanseisha Co., Ltd.	27,724	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	14,896	0.0
3,100		TechnoPro Holdings, Inc.	82,187	0.0
1,600		Teikoku Electric Manufacturing Co., Ltd.	10,578	0.0
2,500		Teikoku Sen-I Co., Ltd.	29,118	0.0
14,000	L	Tekken Corp.	35,563	0.0
4,500		Temp Holdings Co., Ltd.	205,633	0.1
13,900		THK Co., Ltd.	221,406	0.1
23,000		Toa Corp.	55,329	0.0
4,000		TOA Road Corp.	14,174	0.0
17,200	L	Tobishima Corp.	30,443	0.0
109,000		Tobu Railway Co., Ltd.	468,230	0.1
1,700		Tocalo Co., Ltd.	30,819	0.0
29,000		Toda Corp.	128,472	0.1
4,000		Toenec Corp.	29,235	0.0
8,800	L	TOKAI Holdings Corp.	36,687	0.0
4,000		Tokyo Energy & Systems, Inc.	27,886	0.0
8,000		TOKYO KEIKI INC.	14,199	0.0
2,500		Tokyo Sangyo Co. Ltd.	9,374	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,190		Tokyu Construction Co., Ltd.	$67,818	0.0
113,000		Tokyu Corp.	829,264	0.2
9,000		Toli Corp.	22,377	0.0
1,900		Tomoe Corp.	5,456	0.0
3,400		Toppan Forms Co., Ltd.	40,392	0.0
58,000		Toppan Printing Co., Ltd.	467,218	0.1
2,200	L	Torishima Pump Manufacturing Co., Ltd.	15,795	0.0
437,000		Toshiba Corp.	1,100,916	0.3
16,000		Toshiba Machine Co., Ltd.	50,215	0.0
3,200		Toshiba Plant Systems & Services Corp.	31,339	0.0
5,000		Tosho Printing Co., Ltd.	20,173	0.0
3,400		Totetsu Kogyo Co., Ltd.	72,830	0.0
16,000		Toto Ltd.	498,618	0.1
50		Totoku Electric Co., Ltd.	367	0.0
9,700		Toyo Construction Co., Ltd.	42,529	0.0
13,000	L	Toyo Engineering Corp.	31,375	0.0
5,000		Toyo Logistics Co., Ltd.	11,122	0.0
1,200		Toyo Tanso Co., Ltd.	15,026	0.0
12,000		Toyo Wharf & Warehouse Co., Ltd.	18,711	0.0
22,300		Toyota Tsusho Corp.	470,045	0.1
800		Trancom Co. Ltd.	42,600	0.0
2,300		Trusco Nakayama Corp.	81,367	0.0
10,000		Tsubakimoto Chain Co.	62,673	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	7,681	0.0
8,000		Tsugami Corp.	29,619	0.0
5,500		Tsukishima Kikai Co., Ltd.	45,788	0.0
2,100		Tsurumi Manufacturing Co., Ltd.	33,761	0.0
4,000		Uchida Yoko Co., Ltd.	13,119	0.0
4,100		Ueki Corp.	8,167	0.0
1,000		Union Tool Co.	24,158	0.0
12,900		Ushio, Inc.	154,973	0.1
22,000	L	Wakachiku Construction Co., Ltd.	27,491	0.0
3,000		Wakita & Co. Ltd.	27,139	0.0
1,100		Weathernews, Inc.	35,022	0.0
20,100		West Japan Railway Co.	1,259,787	0.3
4,000		Yahagi Construction Co., Ltd.	35,871	0.0
4,700		YAMABIKO Corp.	38,368	0.0
36,100		Yamato Holdings Co., Ltd.	691,178	0.2
9,600		Yamazen Corp.	79,372	0.0
2,100		Yasuda Logistics Corp.	16,000	0.0
5,700		Yokogawa Bridge Corp.	48,134	0.0
1,000		Yondenko Corp.	3,315	0.0
2,400	L	Yuasa Trading Co., Ltd.	49,380	0.0
4,000		Yuken Kogyo Co., Ltd.	7,254	0.0
3,300		Yusen Logistics Co. Ltd.	33,914	0.0
900		Yushin Precision Equipment Co., Ltd.	15,315	0.0
			73,885,528	19.4

		Information Technology: 9.8%
2,300		A&D Co., Ltd.	7,769	0.0
16,800		Advantest Corp.	120,788	0.0
3,000		Ai Holdings Corp.	74,260	0.0
4,000		Aichi Tokei Denki Co., Ltd.	10,574	0.0
1,500		Aiphone Co., Ltd.	22,467	0.0
1,280		Alpha Systems, Inc.	19,701	0.0
17,200		Alps Electric Co., Ltd.	485,729	0.1
6,500		Amano Corp.	75,032	0.0
11,700		Anritsu Corp.	71,169	0.0
1,600		Argo Graphics, Inc.	23,167	0.0
6,700		Arisawa Manufacturing Co., Ltd.	39,602	0.0
3,000		Asahi Net, Inc.	12,961	0.0
1,400		Ateam, Inc.	19,005	0.0
825		Axell Corp.	9,930	0.0
3,500		Broadleaf Co. Ltd.	35,602	0.0
26,900		Brother Industries Ltd.	324,254	0.1
2,900		CAC Holdings Corp.	22,506	0.0
1,600		Canon Electronics, Inc.	25,818	0.0
112,566		Canon, Inc.	3,256,254	0.9
5,700		Capcom Co., Ltd.	112,396	0.0
3,000		Computer Institute of Japan Ltd.	12,296	0.0
26,300		Citizen Holdings Co., Ltd.	181,766	0.1
6,200		CMK Corp.	11,466	0.0
5,800	L	COLOPL, Inc.	93,286	0.0
2,700		Cybernet Systems Co., Ltd.	9,004	0.0
3,600		Cybozu, Inc.	9,187	0.0
1,200		Dai-ichi Seiko Co. Ltd	14,693	0.0
18,000		Dainippon Screen Manufacturing Co., Ltd.	88,029	0.0
31,000		Daiwabo Holdings Co., Ltd.	54,221	0.0
5,000		Denki Kogyo Co., Ltd.	22,606	0.0
4,100	@	Dexerials Corp	52,753	0.0
1,200		Digital Arts, Inc.	18,768	0.0
2,800		Dip Corp.	46,163	0.0
2,600		Disco Corp.	182,863	0.1
2,100		DTS Corp.	49,619	0.0
1,900		Eizo Nanao Corp.	44,273	0.0
500		enish inc	3,776	0.0
900		Enplas Corp.	31,125	0.0
3,900		ESPEC Corp.	37,740	0.0
1,000	L	Excel Co., Ltd.	12,529	0.0
6,700	L	F N Communications, Inc.	44,096	0.0
870		Faith, Inc.	10,361	0.0
3,800		Fuji Soft, Inc.	66,575	0.0
50,100		Fuji Photo Film Co., Ltd.	1,872,847	0.5
201,000		Fujitsu Ltd.	874,310	0.2
2,700		Furuno Electric Co., Ltd.	17,830	0.0
8,400		GMO internet, Inc.	108,861	0.0
2,000		GMO Payment Gateway, Inc.	77,375	0.0
3,100		Gurunavi, Inc.	51,190	0.0
11,500		Gree, Inc.	51,509	0.0
16,200		Hamamatsu Photonics KK	366,625	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,200		Hearts United Group Co. Ltd	$16,525	0.0
1,200		Hioki EE Corp.	21,152	0.0
3,465		Hirose Electric Co., Ltd.	377,213	0.1
7,800		Hitachi High-Technologies Corp.	168,896	0.1
5,000		Hitachi Kokusai Electric, Inc.	52,835	0.0
502,146		Hitachi Ltd.	2,533,844	0.7
3,900		Hitachi Maxell Ltd.	56,438	0.0
1,300		Hochiki Corp.	12,395	0.0
17,000		Hokuriku Electric Industry Co., Ltd.	19,795	0.0
4,200		Horiba Ltd.	153,136	0.1
10,000		Hosiden Corp.	52,944	0.0
48,800		Hoya Corp.	1,598,293	0.4
14,600		Ibiden Co., Ltd.	191,133	0.1
1,800		Icom, Inc.	37,399	0.0
4,600		Ines Corp.	41,716	0.0
1,300		I-Net Corp.	13,493	0.0
2,600		Innotech Corp.	9,854	0.0
3,900		Internet Initiative Japan, Inc.	69,880	0.0
2,300		Information Services International-Dentsu Ltd.	31,717	0.0
7,100		IT Holdings Corp.	161,067	0.1
3,900		Itfor, Inc.	15,740	0.0
4,400		Itochu Techno-Solutions Corp.	93,840	0.0
9,000		Iwatsu Electric Co., Ltd.	5,873	0.0
6,000		Japan Aviation Electronics Industry Ltd.	90,121	0.0
2,300	L	Japan Cash Machine Co., Ltd.	24,595	0.0
2,200		Japan Digital Laboratory Co.	30,320	0.0
44,900		Japan Display, Inc.	129,341	0.1
1,700		Japan Material Co. Ltd	27,015	0.0
5,000		Japan Radio Co., Ltd.	16,234	0.0
1,700		Jastec Co., Ltd.	14,656	0.0
3,400		JBCC Holdings, Inc.	20,891	0.0
5,400		Justsystems Corp.	39,943	0.0
2,900		Kaga Electronics Co., Ltd.	36,916	0.0
14,800		Kakaku.com, Inc.	240,358	0.1
1,500		Kanematsu Electronics Ltd.	21,847	0.0
4,700		Keyence Corp.	2,098,918	0.6
3,800		KLab, Inc.	36,744	0.0
4,600		Koa Corp.	39,982	0.0
8,523		Konami Corp.	184,201	0.1
48,300		Konica Minolta Holdings, Inc.	508,829	0.2
34,300		Kyocera Corp.	1,570,939	0.4
3,700		Lasertec Corp.	37,718	0.0
1,000	L	Livesense, Inc.	3,607	0.0
4,700		Macnica Fuji Electronics Holdings, Inc.	55,828	0.0
1,700		Mamezou Holdings Co. Ltd	6,573	0.0
2,000		Marubun Corp.	14,339	0.0
800		Maruwa Co., Ltd./Aichi	16,370	0.0
3,300	L	Marvelous, Inc.	25,294	0.0
2,300		Megachips Corp.	22,088	0.0
1,300		Melco Holdings, Inc.	21,284	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	15,566	0.0
10,400	L	Mitsumi Electric Co., Ltd.	57,610	0.0
22,020		Murata Manufacturing Co., Ltd.	2,844,423	0.8
3,200		Mutoh Holdings Co., Ltd.	7,588	0.0
1,600		Nagano Keiki Co., Ltd.	10,131	0.0
269,000		NEC Corp.	828,200	0.2
2,300		NEC Networks & System Integration Corp.	41,121	0.0
12,300		Net One systems Co., Ltd.	69,582	0.0
19,900		Nexon Co. Ltd.	266,055	0.1
5,800		Nichicon Corp.	41,685	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	13,913	0.0
7,100	L	Nihon Unisys Ltd.	73,512	0.0
12,900		Nintendo Co., Ltd.	2,174,318	0.6
1,900	L	Nippon Ceramic Co., Ltd.	28,100	0.0
25,000		Nippon Chemi-Con Corp.	54,827	0.0
45,000		Nippon Electric Glass Co., Ltd.	217,358	0.1
5,700		Nippon Signal Co., Ltd.	55,099	0.0
4,700		Nohmi Bosai Ltd.	51,085	0.0
12,720		Nomura Research Institute Ltd.	488,286	0.1
1,700		NS Solutions Corp.	71,853	0.0
4,950		NSD CO., Ltd.	60,789	0.0
12,600		NTT Data Corp.	635,249	0.2
1,200		OBIC Business Consultants Ltd.	56,999	0.0
7,100		Obic Co., Ltd.	324,784	0.1
1,100		Oizumi Corp.	5,399	0.0
83,000		Oki Electric Industry Ltd.	129,429	0.1
22,500		Omron Corp.	677,299	0.2
2,100		Optex Co., Ltd.	38,799	0.0
3,600		Oracle Corp. Japan	152,024	0.1
3,000	L	Origin Electric Co. Ltd.	7,731	0.0
4,000		Osaki Electric Co., Ltd.	19,742	0.0
5,500		Otsuka Corp.	267,980	0.1
2,600		Poletowin Pitcrew Holdings, Inc.	23,545	0.0
9,300	L	Renesas Electronics Corp.	49,438	0.0
61,900		Ricoh Co., Ltd.	624,752	0.2
2,500		Riso Kagaku Corp.	42,539	0.0
10,200		Rohm Co., Ltd.	453,596	0.1
1,500		Roland DG Corp.	32,150	0.0
3,100		Ryosan Co., Ltd.	72,546	0.0
3,900		Ryoyo Electro Corp.	49,601	0.0
16,000		Sanken Electric Co., Ltd.	54,017	0.0
4,300		Sanshin Electronics Co., Ltd.	43,867	0.0
2,800		Satori Electric Co., Ltd.	18,873	0.0
7,000		Saxa Holdings, Inc.	12,895	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
28,200		Seiko Epson Corp.	$398,919	0.1
5,000		Shibaura Mechatronics Corp.	8,516	0.0
25,000		Shimadzu Corp.	360,932	0.1
14,000		Shindengen Electric Manufacturing Co., Ltd.	45,150	0.0
1,500		Shinkawa Ltd.	8,237	0.0
6,500		Shinko Electric Industries	36,647	0.0
3,800		Shinko Shoji Co., Ltd.	39,846	0.0
2,000		Siix Corp.	52,019	0.0
7,000		SMK Corp.	29,014	0.0
3,100		SMS Co. Ltd.	52,424	0.0
600		Softbank Technology Corp.	5,743	0.0
1,700		Sourcenext Corp.	6,427	0.0
8,100		Square Enix Holdings Co., Ltd.	200,893	0.1
1,800		SRA Holdings	28,619	0.0
18,300		Sumco Corp.	164,131	0.1
5,144		SCSK Corp.	193,108	0.1
2,600		Systena Corp.	23,946	0.0
1,740	L	Tachibana Eletech Co., Ltd.	18,725	0.0
11,900		Taiyo Yuden Co., Ltd.	155,506	0.1
800		Takachiho Koheki Co. Ltd	6,566	0.0
9,000		Tamura Corp.	25,031	0.0
12,600		TDK Corp.	712,629	0.2
20,000	L	Teac Corp.	6,527	0.0
5,160		Koei Tecmo Holdings Co. Ltd	65,953	0.0
1,900		TKC	49,045	0.0
5,000		Toko, Inc.	11,818	0.0
17,500		Tokyo Electron Ltd.	826,266	0.2
3,400		Tokyo Seimitsu Co., Ltd.	63,135	0.0
5,800		Topcon Corp.	75,939	0.0
19,000		Toshiba Tec Corp.	60,572	0.0
700		Toukei Computer Co., Ltd.	11,974	0.0
3,500		Towa Corp.	21,671	0.0
3,600		Toyo Corp./Chuo-ku	26,526	0.0
2,700		Transcosmos, Inc.	65,842	0.0
10,000		Trend Micro, Inc.	353,242	0.1
2,200		UKC Holdings Corp.	42,192	0.0
3,500		Ulvac, Inc.	57,014	0.0
8,000		Uniden Corp.	11,858	0.0
600		V Technology Co. Ltd	15,492	0.0
20,000	L	Wacom Co., Ltd.	73,660	0.0
146,500		Yahoo! Japan Corp.	557,724	0.2
2,900		Yamaichi Electronics Co., Ltd.	22,205	0.0
6,900		Yamatake Corp.	174,655	0.1
26,400	L	Yaskawa Electric Corp.	269,410	0.1
21,500		Yokogawa Electric Corp.	225,042	0.1
2,200		Yokowo Co., Ltd.	10,873	0.0
			37,292,873	9.8

		Materials: 6.0%
31,000		Achilles Corp.	38,187	0.0
10,600		ADEKA Corp.	135,448	0.1
13,000		Aichi Steel Corp.	49,093	0.0
19,000		Air Water, Inc.	285,397	0.1
1,000		Alconix Corp.	12,771	0.0
1,000		Araya Industrial Co., Ltd.	1,146	0.0
3,100		Asahi Holdings, Inc.	46,570	0.0
135,000		Asahi Kasei Corp.	951,945	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	11,009	0.0
1,800		Carlit Holdings Co. Ltd.	7,271	0.0
15,000	L	Chuetsu Pulp & Paper Co., Ltd.	23,522	0.0
9,000		Chugoku Marine Paints Ltd.	56,975	0.0
18,000		Dai Nippon Toryo Co., Ltd.	24,100	0.0
30,300		Daicel Corp.	371,957	0.1
38,000	L	Daido Steel Co., Ltd.	120,464	0.0
4,000		DKS Co. Ltd	11,630	0.0
8,000		Daiken Corp.	24,318	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	10,459	0.0
13,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	55,478	0.0
10,000	L	Daio Paper Corp.	82,333	0.0
14,000		Daiso Co., Ltd.	48,087	0.0
3,000		DC Co., Ltd.	9,305	0.0
47,000		Denki Kagaku Kogyo K K	185,458	0.1
90,000		Dainippon Ink & Chemicals	201,892	0.1
26,000		Dowa Holdings Co., Ltd.	197,024	0.1
1,500		Earth Chemical Co., Ltd.	57,066	0.0
800		Ebara-Udylite Co., Ltd.	26,621	0.0
1,600		FP Corp.	59,306	0.0
2,200		Fuji Seal International, Inc.	63,481	0.0
2,000		Fujikura Kasei Co., Ltd.	8,896	0.0
2,900		Fujimi, Inc.	39,227	0.0
2,700		Fujimori Kogyo Co., Ltd.	66,373	0.0
23,338		Furukawa-Sky Aluminum Corp.	37,410	0.0
15,000		Godo Steel Ltd.	23,299	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	11,476	0.0
1,000		Hakudo Co., Ltd.	10,619	0.0
3,000		Harima Chemicals, Inc.	11,232	0.0
11,400		Hitachi Chemical Co., Ltd.	157,289	0.1
22,220		Hitachi Metals Ltd.	258,039	0.1
5,000		Hokkan Holdings Ltd.	11,768	0.0
11,500		Hokuetsu Kishu Paper Co. Ltd.	62,480	0.0
4,500		Ihara Chemical Industry Co., Ltd.	46,741	0.0
45,000		Ishihara Sangyo Kaisha Ltd.	38,887	0.0
2,700		Japan Pile Corp.	16,785	0.0
500		Japan Pure Chemical Co. Ltd.	9,162	0.0
55,647		JFE Holdings, Inc.	730,865	0.2
2,500		JSP Corp.	39,030	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
21,100		JSR Corp.	$304,155	0.1
29,000		Kaneka Corp.	213,560	0.1
26,000		Kansai Paint Co., Ltd.	353,611	0.1
7,000		Kanto Denka Kogyo Co., Ltd.	44,775	0.0
5,800		Kimoto Co., Ltd.	12,369	0.0
5,000		Koatsu Gas Kogyo Co., Ltd.	27,064	0.0
374,000		Kobe Steel Ltd.	405,519	0.1
1,100		Kohsoku Corp.	8,094	0.0
2,300		Konishi Co., Ltd.	39,765	0.0
7,000		Krosaki Harima Corp.	13,132	0.0
6,900		Kumiai Chemical Industry Co., Ltd.	48,881	0.0
33,500		Kuraray Co., Ltd.	417,512	0.1
19,000		Kureha Corp.	68,382	0.0
12,000		Kurimoto Ltd.	18,616	0.0
1,900		Kyoei Steel Ltd.	29,834	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	9,597	0.0
4,200		Lintec Corp.	88,381	0.0
6,700		Maruichi Steel Tube Ltd.	151,663	0.1
1,800		MEC Co., Ltd./Japan	9,862	0.0
1,000		Mitani Sekisan Co. Ltd	14,589	0.0
136,200		Mitsubishi Chemical Holdings Corp.	711,180	0.2
39,000		Mitsubishi Gas Chemical Co., Inc.	180,027	0.1
134,520		Mitsubishi Materials Corp.	408,729	0.1
51,000	L	Mitsubishi Paper Mills Ltd.	33,267	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	20,182	0.0
99,000		Mitsui Chemicals, Inc.	317,293	0.1
65,000		Mitsui Mining & Smelting Co., Ltd.	116,815	0.0
800		MORESCO Corp.	10,534	0.0
4,000		Nakabayashi Co. Ltd.	10,375	0.0
17,000		Nakayama Steel Works Ltd.	10,543	0.0
4,700	L	Neturen Co., Ltd.	33,753	0.0
7,000	L	Nihon Nohyaku Co., Ltd.	47,142	0.0
8,900		Nihon Parkerizing Co., Ltd.	72,771	0.0
12,000		Nihon Yamamura Glass Co., Ltd.	17,368	0.0
14,000		Nippon Carbide Industries Co., Inc.	20,179	0.0
5,000		Nippon Concrete Industries Co., Ltd.	16,900	0.0
11,000		Nippon Denko Co., Ltd.	19,820	0.0
2,300		Nippon Fine Chemical Co., Ltd.	14,947	0.0
14,000		Nippon Kayaku Co., Ltd.	145,763	0.1
7,000		Nippon Kinzoku Co., Ltd.	7,672	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	13,014	0.0
64,200		Nippon Light Metal Holdings Co. Ltd.	95,969	0.0
18,900		Nippon Paint Co., Ltd.	330,557	0.1
10,529		Nippon Paper Industries Co. Ltd.	160,722	0.1
3,000		Nippon Pillar Packing Co., Ltd.	25,324	0.0
3,400		Nippon Shokubai Co., Ltd.	231,214	0.1
16,000		Nippon Soda Co., Ltd.	91,214	0.0
92,866		Nippon Steel Corp.	1,692,264	0.5
7,000		Nippon Synthetic Chemical Industry Co., Ltd.	43,781	0.0
14,000		Nippon Valqua Industries Ltd.	33,749	0.0
19,000	L	Nippon Yakin Kogyo Co., Ltd.	23,916	0.0
14,000		Nissan Chemical Industries Ltd.	307,838	0.1
10,376		Nisshin Steel Holdings Co. Ltd.	92,973	0.0
6,000		Nittetsu Mining Co., Ltd.	23,885	0.0
16,900		Nitto Denko Corp.	1,012,187	0.3
16,000		NOF Corp.	109,748	0.0
87,000		OJI Paper Co., Ltd.	373,420	0.1
4,900		Okabe Co., Ltd.	41,323	0.0
8,000		Okamoto Industries, Inc.	75,691	0.0
4,000		Okura Industrial Co., Ltd.	10,505	0.0
1,400		Osaka Steel Co., Ltd.	19,591	0.0
2,000	L	OSAKA Titanium Technologies Co.	52,515	0.0
13,000	L	Pacific Metals Co., Ltd.	30,084	0.0
2,200		Pack Corp.	48,556	0.0
17,000		Rengo Co., Ltd.	65,710	0.0
3,000		Riken Technos Corp.	9,542	0.0
13,000		Sakai Chemical Industry Co. Ltd.	36,509	0.0
4,000		Sakata INX Corp.	31,887	0.0
7,000		Sanyo Chemical Industries Ltd.	47,033	0.0
12,000		Sanyo Special Steel Co., Ltd.	45,658	0.0
1,100	L	Seiko PMC Corp.	9,788	0.0
9,000		Sekisui Plastics Co., Ltd.	28,785	0.0
4,000		Shikoku Chemicals Corp.	33,734	0.0
4,000		Shinagawa Refractories Co., Ltd.	8,314	0.0
39,100		Shin-Etsu Chemical Co., Ltd.	2,005,207	0.5
6,500		Shin-Etsu Polymer Co., Ltd.	29,489	0.0
151,000		Showa Denko KK	165,725	0.1
1,600		Stella Chemifa Corp.	15,551	0.0
18,000		Sumitomo Bakelite Co., Ltd.	66,132	0.0
161,000		Sumitomo Chemical Co., Ltd.	814,133	0.2
60,000		Sumitomo Metal Mining Co., Ltd.	681,586	0.2
41,000		Sumitomo Osaka Cement Co., Ltd.	145,592	0.1
5,000		Sumitomo Seika Chemicals Co., Ltd.	32,027	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
4,000		T Hasegawa Co., Ltd.	$51,991	0.0
133,000		Taiheiyo Cement Corp.	398,517	0.1
800		Taisei Lamick Co., Ltd.	17,798	0.0
1,600		Taiyo Ink Manufacturing Co., Ltd.	49,046	0.0
28,200		Taiyo Nippon Sanso Corp.	267,904	0.1
2,000		Takasago International Corp.	48,932	0.0
5,000		Takiron Co., Ltd.	20,471	0.0
4,000		Tayca Corp.	15,468	0.0
90,000		Teijin Ltd.	273,374	0.1
2,200		Tenma Corp.	36,132	0.0
12,500		Toagosei Co., Ltd.	90,828	0.0
4,000	L	Toda Kogyo Corp.	9,389	0.0
4,400		Toho Titanium Co., Ltd.	52,468	0.0
12,000		Toho Zinc Co., Ltd.	27,543	0.0
26,000		Tokai Carbon Co., Ltd.	62,412	0.0
18,000		Tokushu Tokai Holdings Co., Ltd.	48,448	0.0
32,000	L	Tokuyama Corp.	52,281	0.0
5,000		Tokyo Ohka Kogyo Co., Ltd.	132,546	0.0
24,000		Tokyo Rope Manufacturing Co., Ltd.	34,646	0.0
9,900		Tokyo Steel Manufacturing Co., Ltd.	54,136	0.0
6,000		Tokyo Tekko Co., Ltd.	24,672	0.0
6,000		Tomoegawa Co., Ltd.	10,443	0.0
6,000		Tomoku Co., Ltd.	12,345	0.0
24,000		Topy Industries Ltd.	49,577	0.0
169,000		Toray Industries, Inc.	1,461,047	0.4
58,000		Tosoh Corp.	279,130	0.1
18,000		Toyo Ink Manufacturing Co., Ltd.	65,900	0.0
7,000		Toyo Kohan Co., Ltd.	20,950	0.0
15,700		Toyo Seikan Kaisha Ltd.	249,904	0.1
77,000		Toyobo Co., Ltd.	104,565	0.0
4,000		TYK Corp.	5,926	0.0
110,000		Ube Industries Ltd	191,736	0.1
5,000		Wood One Co., Ltd.	10,030	0.0
5,100		Yamato Kogyo Co., Ltd.	102,241	0.0
2,800		Yodogawa Steel Works Ltd.	52,308	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	11,575	0.0
19,000		Zeon Corp.	150,047	0.1
			23,001,680	6.0

		Telecommunication Services: 4.8%
210,000		KDDI Corp.	4,700,452	1.3
161,900		Nippon Telegraph & Telephone Corp.	5,702,707	1.5
159,300		NTT DoCoMo, Inc.	2,686,921	0.7
109,350		SoftBank Group Corp.	5,056,324	1.3
			18,146,404	4.8

		Utilities: 2.2%
64,000		Chubu Electric Power Co., Inc.	943,631	0.2
28,600		Chugoku Electric Power Co., Inc.	394,198	0.1
15,100		Electric Power Development Co., Ltd.	460,842	0.1
20,700	L	Hokkaido Electric Power Co., Inc.	200,873	0.1
6,000		Hokkaido Gas Co., Ltd.	13,851	0.0
20,700		Hokuriku Electric Power Co.	278,415	0.1
2,000		K&O Energy Group, Inc.	24,334	0.0
85,600		Kansai Electric Power Co., Inc.	951,635	0.3
46,300		Kyushu Electric Power Co., Inc.	505,153	0.1
1,950		Okinawa Electric Power Co., Inc.	43,814	0.0
214,000		Osaka Gas Co., Ltd.	811,364	0.2
22,000		Saibu Gas Co., Ltd.	50,211	0.0
19,200		Shikoku Electric Power Co., Inc.	313,117	0.1
6,000		Shizuoka Gas Co., Ltd.	39,024	0.0
52,000		Toho Gas Co., Ltd.	306,632	0.1
52,200		Tohoku Electric Power Co., Inc.	707,390	0.2
178,000		Tokyo Electric Power Co., Inc.	1,188,974	0.3
250,000		Tokyo Gas Co., Ltd.	1,209,329	0.3
			8,442,787	2.2

	Total Common Stock (Cost $332,437,057)		364,047,336	95.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc: 1.9%
1,698,976	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,698,981, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,732,956, due 10/15/15-08/15/45)	1,698,976	0.5
357,649	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $357,651, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $364,802, due 10/01/15-09/09/49)	357,649	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,698,976	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,698,981, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,732,956, due 11/15/15-07/15/37)	$1,698,976	0.4
1,698,976	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,698,983, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,732,956, due 11/30/19-02/15/44)	1,698,976	0.5
1,698,976	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,698,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,732,956, due 11/15/15-07/20/65)	1,698,976	0.4
		7,153,553	1.9

	Total Short-Term Investments (Cost $7,153,553)	7,153,553	1.9

	Total Investments in Securities (Cost $339,590,610)	$371,200,889	97.5
	Assets in Excess of Other Liabilities	9,681,111	2.5
	Net Assets	$380,882,000	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $343,626,756.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,622,583
Gross Unrealized Depreciation	(33,048,450)

Net Unrealized Appreciation	$27,574,133

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,642	$77,647,229	$–	$77,666,871
Consumer Staples	–	31,475,193	–	31,475,193
Energy	–	3,158,311	–	3,158,311
Financials	–	67,108,317	–	67,108,317
Health Care	–	23,869,372	–	23,869,372
Industrials	–	73,885,528	–	73,885,528
Information Technology	–	37,292,873	–	37,292,873
Materials	–	23,001,680	–	23,001,680
Telecommunication Services	–	18,146,404	–	18,146,404
Utilities	–	8,442,787	–	8,442,787
Total Common Stock	19,642	364,027,694	–	364,047,336
Short-Term Investments	–	7,153,553	–	7,153,553
Total Investments, at fair value	$19,642	$371,181,247	$–	$371,200,889
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(20,952)	$–	$(20,952)
Futures	(46,625)	–	–	(46,625)
Total Liabilities	$(46,625)	$(20,952)	$–	$(67,577)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Yen	347,000,000	Buy	12/16/15	$2,906,728	$2,896,432	$(10,296)
Morgan Stanley	Japanese Yen	150,000,000	Buy	12/16/15	1,252,430	1,252,060	(370)
							$(10,666)

Morgan Stanley	Japanese Yen	190,000,000	Sell	12/16/15	$1,575,657	$1,585,943	$(10,286)
							$(10,286)

At September 30, 2015, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	89	12/10/15	$10,471,679	$(46,625)
			$10,471,679	$(46,625)

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$20,952
Equity contracts	Futures contracts	46,625
Total Liability Derivatives		$67,577

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$-	$-
Total Assets	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$10,296	$10,656	$20,952
Total Liabilities	$10,296	$10,656	$20,952

Net OTC derivative instruments by counterparty, at fair value	$(10,296)	$(10,656)	$(20,952)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(10,296)	$(10,656)	$(20,952)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 19.7%
26,970		Amazon.com, Inc.	$13,805,673	2.8
34,821		CBS Corp. - Class B	1,389,358	0.3
135,631		Comcast Corp. – Class A	7,714,691	1.5
24,353		Comcast Corp. – Special Class A	1,393,966	0.3
10,366		Dish Network Corp. - Class A	604,753	0.1
91,907		Home Depot, Inc.	10,614,339	2.1
10,146		Johnson Controls, Inc.	419,639	0.1
25,867		Las Vegas Sands Corp.	982,170	0.2
67,335		Lowe's Cos, Inc.	4,640,728	0.9
67,821		McDonald's Corp.	6,682,403	1.3
30,027		NetFlix, Inc.	3,100,588	0.6
47,975		Nike, Inc.	5,899,486	1.2
3,668		Priceline.com, Inc.	4,536,803	0.9
106,163		Starbucks Corp.	6,034,305	1.2
3,747		Target Corp.	294,739	0.1
6,900	@,L	Tesla Motors, Inc.	1,713,960	0.4
20,003		Time Warner Cable, Inc.	3,587,938	0.7
30,048		Time Warner, Inc.	2,065,800	0.4
48,143		TJX Cos., Inc.	3,438,373	0.7
60,310		Twenty-First Century Fox, Inc. - Class A	1,627,164	0.3
23,161		Twenty-First Century Fox, Inc. Class B	626,968	0.1
23,914		VF Corp.	1,631,174	0.3
731		Viacom, Inc.	32,361	0.0
24,528		Viacom, Inc. Class B	1,058,383	0.2
120,050		Walt Disney Co.	12,269,110	2.5
30,593		Yum! Brands, Inc.	2,445,910	0.5
			98,610,782	19.7

		Consumer Staples: 12.4%
130,931		Altria Group, Inc.	7,122,647	1.4
277,441		Coca-Cola Co.	11,130,933	2.2
56,128		Colgate-Palmolive Co.	3,561,883	0.7
31,130		Costco Wholesale Corp.	4,500,464	0.9
74,007		CVS Health Corp.	7,140,195	1.4
14,845		Estee Lauder Cos., Inc.	1,197,695	0.2
42,172		General Mills, Inc.	2,367,114	0.5
20,429		Kimberly-Clark Corp.	2,227,578	0.4
41,882		Kraft Heinz Co.	2,956,032	0.6
69,373		Kroger Co.	2,502,284	0.5
104,438		PepsiCo, Inc.	9,848,504	2.0
54,583		Philip Morris International, Inc.	4,330,069	0.9
58,420		Reynolds American, Inc.	2,586,253	0.5
9,184		Walgreens Boots Alliance, Inc.	763,190	0.2
			62,234,841	12.4

		Energy: 0.6%
3,339		EOG Resources, Inc.	243,079	0.0
2,885		Marathon Petroleum Corp.	133,662	0.0
10,871		Schlumberger Ltd.	749,773	0.2
52,987		Williams Cos., Inc.	1,952,571	0.4
			3,079,085	0.6

		Financials: 2.9%
11,860		American Express Co.	879,182	0.2
29,936		American Tower Corp.	2,633,769	0.5
8,574		Bank of New York Mellon Corp.	335,672	0.1
8,555		Berkshire Hathaway, Inc. – Class B	1,115,572	0.2
2,824		Blackrock, Inc.	840,055	0.2
57,306		Charles Schwab Corp.	1,636,659	0.3
22,757		Marsh & McLennan Cos., Inc.	1,188,371	0.2
9,357		Public Storage, Inc.	1,980,222	0.4
22,025		Simon Property Group, Inc.	4,046,433	0.8
			14,655,935	2.9

		Health Care: 18.2%
117,116		AbbVie, Inc.	6,372,282	1.3
6,079		Aetna, Inc.	665,103	0.1
15,266		Alexion Pharmaceuticals, Inc.	2,387,450	0.5
12,550	@	Allergan plc	3,411,215	0.7
53,797		Amgen, Inc.	7,441,201	1.5
3,709		Anthem, Inc.	519,260	0.1
24,451		Baxalta, Inc.	770,451	0.2
24,451		Baxter International, Inc.	803,215	0.2
14,815		Becton Dickinson & Co.	1,965,358	0.4
16,643		Biogen, Inc.	4,856,594	1.0
117,948		Bristol-Myers Squibb Co.	6,982,522	1.4
21,159		Cardinal Health, Inc.	1,625,434	0.3
56,117		Celgene Corp.	6,070,176	1.2
18,210		Cigna Corp.	2,458,714	0.5
69,234		Eli Lilly & Co.	5,794,193	1.2
40,160		Express Scripts Holding Co.	3,251,354	0.6
103,979		Gilead Sciences, Inc.	10,209,698	2.0
1,769		HCA Holdings, Inc.	136,850	0.0
9,814		Humana, Inc.	1,756,706	0.3
10,196		Illumina, Inc.	1,792,661	0.4
25,313		Johnson & Johnson	2,362,969	0.5
16,384		McKesson Corp.	3,031,531	0.6
22,786		Merck & Co., Inc.	1,125,401	0.2
25,212		Mylan NV	1,015,035	0.2
5,551	@	Regeneron Pharmaceuticals, Inc.	2,581,992	0.5
12,115		Stryker Corp.	1,140,021	0.2
9,492		Thermo Fisher Scientific, Inc.	1,160,682	0.2
63,985		UnitedHealth Group, Inc.	7,422,900	1.5
17,248		Vertex Pharmaceuticals, Inc.	1,796,207	0.4
			90,907,175	18.2

		Industrials: 9.1%
44,882		3M Co.	6,362,921	1.3
49,024		American Airlines Group, Inc.	1,903,602	0.4
48,929		Boeing Co.	6,407,252	1.3
7,429		Caterpillar, Inc.	485,559	0.1
18,033		CSX Corp.	485,088	0.1

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
9,544		Cummins, Inc.	$1,036,287	0.2
8,141		Danaher Corp.	693,695	0.1
4,254		Deere & Co.	314,796	0.1
57,756		Delta Airlines, Inc.	2,591,512	0.5
32,584		Emerson Electric Co.	1,439,235	0.3
7,270		FedEx Corp.	1,046,735	0.2
6,314		General Dynamics Corp.	871,016	0.2
55,308		Honeywell International, Inc.	5,237,114	1.0
21,173		Illinois Tool Works, Inc.	1,742,750	0.3
13,786		Lockheed Martin Corp.	2,857,976	0.6
4,169		Northrop Grumman Corp.	691,846	0.1
1,869		Precision Castparts Corp.	429,328	0.1
61,950		Union Pacific Corp.	5,476,999	1.1
49,638		United Parcel Service, Inc. - Class B	4,898,774	1.0
5,793		United Technologies Corp.	515,519	0.1
2,723		Waste Management, Inc.	135,633	0.0
			45,623,637	9.1

		Information Technology: 30.7%
44,445		Accenture PLC	4,367,166	0.9
35,395		Adobe Systems, Inc.	2,910,177	0.6
407,613		Apple, Inc.	44,959,714	9.0
26,679		Automatic Data Processing, Inc.	2,143,924	0.4
18,157	@	Avago Technologies Ltd.	2,269,807	0.5
2,853		Broadcom Corp.	146,730	0.0
43,197		Cognizant Technology Solutions Corp.	2,704,564	0.5
85,953		eBay, Inc.	2,100,691	0.4
11,275		EMC Corp.	272,404	0.1
153,110	@	Facebook, Inc.	13,764,589	2.8
20,396		Google, Inc. - Class A	13,020,194	2.6
20,813		Google, Inc. - Class C	12,663,045	2.5
35,659		International Business Machines Corp.	5,169,485	1.0
23,501		Intel Corp.	708,320	0.1
70,730		Mastercard, Inc.	6,374,188	1.3
6,032		Micron Technology, Inc.	90,359	0.0
324,535		Microsoft Corp.	14,363,919	2.9
134,505		Oracle Corp.	4,858,321	1.0
85,954	@	PayPal Holdings, Inc.	2,668,012	0.5
17,534		Qualcomm, Inc.	942,102	0.2
46,418		Salesforce.com, Inc.	3,222,802	0.7
73,611		Texas Instruments, Inc.	3,645,217	0.7
138,498		Visa, Inc.	9,647,771	1.9
5,799	@	VMware, Inc.	456,903	0.1
			153,470,404	30.7

		Materials: 2.8%
12,506		Air Products & Chemicals, Inc.	1,595,516	0.3
5,928		Chemours Co.	38,354	0.0
10,686		Dow Chemical Co.	453,086	0.1
18,678		Ecolab, Inc.	2,049,350	0.4
29,593		Du Pont E I de Nemours & Co.	1,426,383	0.3
27,243	@	LyondellBasell Industries NV - Class A	2,270,976	0.5
33,684		Monsanto Co.	2,874,593	0.6
19,237		PPG Industries, Inc.	1,686,893	0.3
16,992		Praxair, Inc.	1,730,805	0.3
2,649		Southern Copper Corp.	70,781	0.0
			14,196,737	2.8

		Telecommunication Services: 2.8%
63,309		AT&T, Inc.	2,062,607	0.4
267,789		Verizon Communications, Inc.	11,651,500	2.4
			13,714,107	2.8

		Utilities: 0.0%
2,102		Dominion Resources, Inc.	147,939	0.0

	Total Common Stock
	(Cost $283,286,756)		496,640,642	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateralcc: 0.4%
719,869		Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $719,871, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $734,266, due 10/15/15-08/15/45)	719,869	0.2
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 11/30/19-02/15/44)	1,000,000	0.2
			1,719,869	0.4

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,082,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $4,082,055)	$4,082,055	0.8

	Total Short-Term Investments
	(Cost $5,801,924)	5,801,924	1.2

	Total Investments in Securities (Cost $289,088,680)	$502,442,566	100.4
	Liabilities in Excess of Other Assets	(1,787,880)	(0.4)
	Net Assets	$500,654,686	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $289,248,773.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$220,575,955
Gross Unrealized Depreciation	(7,382,162)

Net Unrealized Appreciation	$213,193,793

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$496,640,642	$–	$–	$496,640,642
Short-Term Investments	4,082,055	1,719,869	–	5,801,924
Total Investments, at fair value	$500,722,697	$1,719,869	$–	$502,442,566
Other Financial Instruments+
Futures	3,780	–	–	3,780
Total Assets	$500,726,477	$1,719,869	$–	$502,446,346

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	50	12/18/15	$4,771,750	$3,780
			$4,771,750	$3,780

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Growth Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$3,780
Total Asset Derivatives		$3,780

PORTFOLIO OF INVESTMENTS
Voya Russell™ Large Cap Index Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 12.1%
20,132		Amazon.com, Inc.	$10,305,369	1.4
22,431	@	Carnival Corp.	1,114,821	0.1
25,991		CBS Corp. - Class B	1,037,041	0.1
112,119		Comcast Corp. – Class A	6,377,329	0.9
20,133		Comcast Corp. – Special Class A	1,152,413	0.2
11,492		Dish Network Corp. - Class A	670,443	0.1
206,226		Ford Motor Co.	2,798,487	0.4
84,878		General Motors Co.	2,548,038	0.3
68,606		Home Depot, Inc.	7,923,307	1.1
34,587		Johnson Controls, Inc.	1,430,518	0.2
19,312		Las Vegas Sands Corp.	733,277	0.1
50,268		Lowe's Cos, Inc.	3,464,471	0.5
50,627		McDonald's Corp.	4,988,278	0.7
22,411		NetFlix, Inc.	2,314,160	0.3
35,815		Nike, Inc.	4,404,170	0.6
2,738		Priceline.com, Inc.	3,386,523	0.5
79,249		Starbucks Corp.	4,504,513	0.6
33,725		Target Corp.	2,652,808	0.4
5,150	@,L	Tesla Motors, Inc.	1,279,260	0.2
17,414	@	Thomson Reuters Corp.	701,088	0.1
14,930		Time Warner Cable, Inc.	2,677,994	0.4
43,553		Time Warner, Inc.	2,994,269	0.4
35,932		TJX Cos., Inc.	2,566,263	0.4
66,505		Twenty-First Century Fox, Inc. - Class A	1,794,305	0.2
25,549		Twenty-First Century Fox, Inc. Class B	691,611	0.1
17,856		VF Corp.	1,217,958	0.2
563		Viacom, Inc.	24,924	0.0
18,308		Viacom, Inc. Class B	789,990	0.1
89,614		Walt Disney Co.	9,158,551	1.3
22,839		Yum! Brands, Inc.	1,825,978	0.2
			87,528,157	12.1

		Consumer Staples: 10.4%
103,869		Altria Group, Inc.	5,650,474	0.8
32,763		Archer-Daniels-Midland Co.	1,358,026	0.2
207,106		Coca-Cola Co.	8,309,093	1.2
47,779		Colgate-Palmolive Co.	3,032,055	0.4
23,239		Costco Wholesale Corp.	3,359,662	0.5
59,592		CVS Health Corp.	5,749,436	0.8
11,075		Estee Lauder Cos., Inc.	893,531	0.1
31,486		General Mills, Inc.	1,767,309	0.2
19,228		Kimberly-Clark Corp.	2,096,621	0.3
31,268		Kraft Heinz Co.	2,206,895	0.3
51,773		Kroger Co.	1,867,452	0.3
85,919		Mondelez International, Inc.	3,597,429	0.5
77,958		PepsiCo, Inc.	7,351,439	1.0
81,823		Philip Morris International, Inc.	6,491,019	0.9
143,284		Procter & Gamble Co.	10,307,851	1.4
43,614		Reynolds American, Inc.	1,930,792	0.3
45,410		Walgreens Boots Alliance, Inc.	3,773,571	0.5
83,426		Wal-Mart Stores, Inc.	5,409,342	0.7
			75,151,997	10.4

		Energy: 7.3%
26,827		Anadarko Petroleum Corp.	1,620,083	0.2
19,924		Apache Corp.	780,224	0.1
22,961		Baker Hughes, Inc.	1,194,890	0.2
99,314		Chevron Corp.	7,833,888	1.1
65,125		ConocoPhillips	3,123,395	0.4
21,706		Devon Energy Corp.	805,076	0.1
28,992		EOG Resources, Inc.	2,110,618	0.3
220,827		Exxon Mobil Corp.	16,418,487	2.3
44,943		Halliburton Co.	1,588,735	0.2
94,304		Kinder Morgan, Inc.	2,610,335	0.4
28,696		Marathon Petroleum Corp.	1,329,486	0.2
40,568		Occidental Petroleum Corp.	2,683,573	0.4
28,611		Phillips 66	2,198,469	0.3
67,061		Schlumberger Ltd.	4,625,197	0.6
35,448		Spectra Energy Corp.	931,219	0.1
26,863		Valero Energy Corp.	1,614,466	0.2
39,558		Williams Cos., Inc.	1,457,712	0.2
			52,925,853	7.3

		Financials: 15.2%
17,247	@	ACE Ltd.	1,783,340	0.2
22,921		Aflac, Inc.	1,332,398	0.2
70,424		American International Group, Inc.	4,001,492	0.6
21,605		Allstate Corp.	1,258,275	0.2
45,642		American Express Co.	3,383,442	0.5
22,349		American Tower Corp.	1,966,265	0.3
554,649		Bank of America Corp.	8,641,431	1.2
59,229		Bank of New York Mellon Corp.	2,318,815	0.3
40,976		BB&T Corp.	1,458,746	0.2
98,228		Berkshire Hathaway, Inc. – Class B	12,808,931	1.8
6,626		Blackrock, Inc.	1,971,036	0.3
28,860		Capital One Financial Corp.	2,092,927	0.3
60,501		Charles Schwab Corp.	1,727,909	0.2
12,136		Chubb Corp.	1,488,480	0.2
160,252		Citigroup, Inc.	7,950,102	1.1
16,930		CME Group, Inc.	1,570,088	0.2
23,368		Discover Financial Services	1,214,902	0.2
19,228		Equity Residential	1,444,407	0.2
20,478		Franklin Resources, Inc.	763,010	0.1
22,817		Goldman Sachs Group, Inc.	3,964,682	0.5
196,002		JPMorgan Chase & Co.	11,950,242	1.7
28,359		Marsh & McLennan Cos., Inc.	1,480,907	0.2
49,477		Metlife, Inc.	2,332,841	0.3
80,963		Morgan Stanley	2,550,335	0.4
27,358		PNC Financial Services Group, Inc.	2,440,334	0.3

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
23,929		Prudential Financial, Inc.	$1,823,629	0.3
7,649		Public Storage, Inc.	1,618,758	0.2
16,442		Simon Property Group, Inc.	3,020,724	0.4
21,739		State Street Corp.	1,461,078	0.2
16,834		Travelers Cos., Inc.	1,675,488	0.2
88,484		US Bancorp	3,628,729	0.5
246,057		Wells Fargo & Co.	12,635,027	1.7
			109,758,770	15.2

		Health Care: 16.1%
78,632		Abbott Laboratories	3,162,579	0.4
87,422		AbbVie, Inc.	4,756,631	0.7
18,444		Aetna, Inc.	2,017,958	0.3
11,397		Alexion Pharmaceuticals, Inc.	1,782,377	0.2
20,728	@	Allergan plc	5,634,078	0.8
40,158		Amgen, Inc.	5,554,655	0.8
13,914		Anthem, Inc.	1,947,960	0.3
28,743		Baxalta, Inc.	905,692	0.1
28,740		Baxter International, Inc.	944,109	0.1
11,061		Becton Dickinson & Co.	1,467,352	0.2
12,425		Biogen, Inc.	3,625,739	0.5
88,044		Bristol-Myers Squibb Co.	5,212,205	0.7
17,474		Cardinal Health, Inc.	1,342,353	0.2
41,891		Celgene Corp.	4,531,349	0.6
13,591		Cigna Corp.	1,835,057	0.2
51,681		Eli Lilly & Co.	4,325,183	0.6
35,690		Express Scripts Holding Co.	2,889,462	0.4
77,618		Gilead Sciences, Inc.	7,621,311	1.1
16,931		HCA Holdings, Inc.	1,309,782	0.2
7,910		Humana, Inc.	1,415,890	0.2
7,612		Illumina, Inc.	1,338,342	0.2
146,462		Johnson & Johnson	13,672,228	1.9
12,231		McKesson Corp.	2,263,102	0.3
75,263		Medtronic PLC	5,038,105	0.7
149,217		Merck & Co., Inc.	7,369,828	1.0
22,201		Mylan NV	893,812	0.1
325,230		Pfizer, Inc.	10,215,474	1.4
4,144	@	Regeneron Pharmaceuticals, Inc.	1,927,540	0.3
17,839		Stryker Corp.	1,678,650	0.2
21,022		Thermo Fisher Scientific, Inc.	2,570,570	0.4
50,277		UnitedHealth Group, Inc.	5,832,635	0.8
12,872		Vertex Pharmaceuticals, Inc.	1,340,490	0.2
			116,422,498	16.1

		Industrials: 9.7%
33,501		3M Co.	4,749,437	0.6
36,598		American Airlines Group, Inc.	1,421,100	0.2
36,521		Boeing Co.	4,782,425	0.7
31,879		Caterpillar, Inc.	2,083,611	0.3
52,169		CSX Corp.	1,403,346	0.2
9,579		Cummins, Inc.	1,040,088	0.1
31,498		Danaher Corp.	2,683,945	0.4
17,632		Deere & Co.	1,304,768	0.2
43,116		Delta Airlines, Inc.	1,934,615	0.3
24,669		Eaton Corp. PLC	1,265,520	0.2
35,304		Emerson Electric Co.	1,559,378	0.2
14,986		FedEx Corp.	2,157,684	0.3
15,399		General Dynamics Corp.	2,124,292	0.3
532,161		General Electric Co.	13,421,100	1.9
41,285		Honeywell International, Inc.	3,909,277	0.5
15,805		Illinois Tool Works, Inc.	1,300,910	0.2
14,331		Lockheed Martin Corp.	2,970,960	0.4
16,099		Norfolk Southern Corp.	1,229,964	0.2
10,234		Northrop Grumman Corp.	1,698,332	0.2
7,300		Precision Castparts Corp.	1,676,883	0.2
16,117		Raytheon Co.	1,760,943	0.2
46,242		Union Pacific Corp.	4,088,255	0.6
37,050		United Parcel Service, Inc. - Class B	3,656,464	0.5
47,018		United Technologies Corp.	4,184,132	0.6
24,182		Waste Management, Inc.	1,204,505	0.2
			69,611,934	9.7

		Information Technology: 21.6%
33,176		Accenture PLC	3,259,874	0.5
26,418		Adobe Systems, Inc.	2,172,088	0.3
304,272		Apple, Inc.	33,561,202	4.7
24,802		Automatic Data Processing, Inc.	1,993,089	0.3
13,554	@	Avago Technologies Ltd.	1,694,386	0.2
29,173		Broadcom Corp.	1,500,367	0.2
268,617		Cisco Systems, Inc.	7,051,196	1.0
32,242		Cognizant Technology Solutions Corp.	2,018,672	0.3
66,455		Corning, Inc.	1,137,710	0.2
64,154		eBay, Inc.	1,567,924	0.2
102,579		EMC Corp.	2,478,309	0.3
114,292	@	Facebook, Inc.	10,274,851	1.4
15,225		Google, Inc. - Class A	9,719,183	1.3
15,537		Google, Inc. - Class C	9,453,022	1.3
96,009		Hewlett-Packard Co.	2,458,790	0.3
47,961		International Business Machines Corp.	6,952,906	1.0
250,559		Intel Corp.	7,551,848	1.0
52,795		Mastercard, Inc.	4,757,885	0.7
57,142		Micron Technology, Inc.	855,987	0.1
427,261		Microsoft Corp.	18,910,572	2.6
167,335		Oracle Corp.	6,044,140	0.8
64,172	@	PayPal Holdings, Inc.	1,991,899	0.3
86,097		Qualcomm, Inc.	4,625,992	0.6
34,644		Salesforce.com, Inc.	2,405,333	0.3
54,950		Texas Instruments, Inc.	2,721,124	0.4
103,381		Visa, Inc.	7,201,520	1.0
4,379	@	VMware, Inc.	345,021	0.1
49,563		Yahoo!, Inc.	1,432,866	0.2
			156,137,756	21.6

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 2.1%
11,345	Air Products & Chemicals, Inc.	$1,447,395	0.2
9,859	Chemours Co.	63,788	0.0
60,888	Dow Chemical Co.	2,581,651	0.4
13,945	Ecolab, Inc.	1,530,045	0.2
47,808	Du Pont E I de Nemours & Co.	2,304,346	0.3
20,335	@ LyondellBasell Industries NV - Class A	1,695,126	0.3
25,144	Monsanto Co.	2,145,789	0.3
14,357	PPG Industries, Inc.	1,258,965	0.2
15,227	Praxair, Inc.	1,551,022	0.2
6,200	Southern Copper Corp.	165,664	0.0
		14,743,791	2.1

	Telecommunication Services: 2.8%
321,513	AT&T, Inc.	10,474,893	1.4
14,664	T-Mobile US, Inc.	583,774	0.1
215,413	Verizon Communications, Inc.	9,372,620	1.3
		20,431,287	2.8

	Utilities: 1.9%
25,880	American Electric Power Co., Inc.	1,471,537	0.2
31,348	Dominion Resources, Inc.	2,206,272	0.3
36,525	Duke Energy Corp.	2,627,608	0.4
45,481	Exelon Corp.	1,350,786	0.2
23,456	NextEra Energy, Inc.	2,288,133	0.3
25,355	Pacific Gas & Electric Co.	1,338,744	0.2
47,973	Southern Co.	2,144,393	0.3
		13,427,473	1.9

	Total Common Stock
	(Cost $345,172,914)	716,139,516	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.2%
283,558	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $283,559, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $289,229, due 10/15/15-08/15/45)	283,558	0.1

1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 11/30/19-02/15/44)	1,000,000	0.1
		1,283,558	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
5,244,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $5,244,000)	5,244,000	0.7

	Total Short-Term Investments
	(Cost $6,527,558)	6,527,558	0.9

	Total Investments in Securities (Cost $351,700,472)	$722,667,074	100.1
	Liabilities in Excess of Other Assets	(793,481)	(0.1)
	Net Assets	$721,873,593	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $355,701,863.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$379,226,447
Gross Unrealized Depreciation	(12,261,236)

Net Unrealized Appreciation	$366,965,211

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$716,139,516	$–	$–	$716,139,516
Short-Term Investments	5,244,000	1,283,558	–	6,527,558
Total Investments, at fair value	$721,383,516	$1,283,558	$–	$722,667,074
Liabilities Table
Other Financial Instruments+
Futures	$(38,997)	$–	$–	$(38,997)
Total Liabilities	$(38,997)	$–	$–	$(38,997)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	68	12/18/15	$6,489,580	$(38,997)
			$6,489,580	$(38,997)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$38,997
Total Liability Derivatives		$38,997

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 4.0%
23,650	@	Carnival Corp.	$1,175,405	0.3
11,465		Comcast Corp. – Class A	652,129	0.2
2,058		Comcast Corp. – Special Class A	117,800	0.0
3,962		Dish Network Corp. - Class A	231,143	0.1
217,368		Ford Motor Co.	2,949,684	0.8
89,475		General Motors Co.	2,686,039	0.7
28,475		Johnson Controls, Inc.	1,177,726	0.3
32,597		Target Corp.	2,564,080	0.7
18,349	@	Thomson Reuters Corp.	738,731	0.2
22,263		Time Warner, Inc.	1,530,581	0.4
22,642		Twenty-First Century Fox, Inc. - Class A	610,881	0.2
8,696		Twenty-First Century Fox, Inc. Class B	235,401	0.1
			14,669,600	4.0

		Consumer Staples: 8.2%
6,461		Altria Group, Inc.	351,478	0.1
34,534		Archer-Daniels-Midland Co.	1,431,434	0.4
6,197		Colgate-Palmolive Co.	393,262	0.1
4,585		CVS Health Corp.	442,361	0.1
4,195		Kimberly-Clark Corp.	457,423	0.1
90,555		Mondelez International, Inc.	3,791,538	1.0
43,293		Philip Morris International, Inc.	3,434,434	0.9
151,037		Procter & Gamble Co.	10,865,602	3.0
40,635		Walgreens Boots Alliance, Inc.	3,376,768	0.9
87,936		Wal-Mart Stores, Inc.	5,701,770	1.6
			30,246,070	8.2

		Energy: 14.4%
28,276		Anadarko Petroleum Corp.	1,707,588	0.5
20,993		Apache Corp.	822,086	0.2
24,198		Baker Hughes, Inc.	1,259,264	0.3
104,687		Chevron Corp.	8,257,711	2.2
68,639		ConocoPhillips	3,291,926	0.9
22,888		Devon Energy Corp.	848,916	0.2
27,931		EOG Resources, Inc.	2,033,377	0.5
232,766		Exxon Mobil Corp.	17,306,152	4.7
47,371		Halliburton Co.	1,674,565	0.5
99,411		Kinder Morgan, Inc.	2,751,696	0.7
27,977		Marathon Petroleum Corp.	1,296,174	0.3
42,764		Occidental Petroleum Corp.	2,828,839	0.8
30,156		Phillips 66	2,317,187	0.6
62,132		Schlumberger Ltd.	4,285,244	1.2
37,372		Spectra Energy Corp.	981,762	0.3
28,319		Valero Energy Corp.	1,701,972	0.5
			53,364,459	14.4

		Financials: 28.2%
18,181	@	ACE Ltd.	1,879,915	0.5
24,158		Aflac, Inc.	1,404,305	0.4
74,229		American International Group, Inc.	4,217,692	1.1
22,769		Allstate Corp.	1,326,067	0.4
38,774		American Express Co.	2,874,317	0.8
584,662		Bank of America Corp.	9,109,034	2.5
55,694		Bank of New York Mellon Corp.	2,180,420	0.6
43,193		BB&T Corp.	1,537,671	0.4
96,810		Berkshire Hathaway, Inc. – Class B	12,624,024	3.4
4,764		Blackrock, Inc.	1,417,147	0.4
30,422		Capital One Financial Corp.	2,206,203	0.6
18,688		Charles Schwab Corp.	533,729	0.1
12,791		Chubb Corp.	1,568,816	0.4
168,914		Citigroup, Inc.	8,379,824	2.3
17,848		CME Group, Inc.	1,655,223	0.5
24,635		Discover Financial Services	1,280,774	0.4
20,265		Equity Residential	1,522,307	0.4
21,595		Franklin Resources, Inc.	804,630	0.2
24,051		Goldman Sachs Group, Inc.	4,179,102	1.1
206,598		JPMorgan Chase & Co.	12,596,280	3.4
11,983		Marsh & McLennan Cos., Inc.	625,752	0.2
52,153		Metlife, Inc.	2,459,014	0.7
85,338		Morgan Stanley	2,688,147	0.7
28,835		PNC Financial Services Group, Inc.	2,572,082	0.7
25,218		Prudential Financial, Inc.	1,921,864	0.5
702		Public Storage, Inc.	148,564	0.0
22,921		State Street Corp.	1,540,520	0.4
17,744		Travelers Cos., Inc.	1,766,060	0.5
93,262		US Bancorp	3,824,675	1.0
259,366		Wells Fargo & Co.	13,318,444	3.6
			104,162,602	28.2

		Health Care: 13.9%
82,883		Abbott Laboratories	3,333,554	0.9
14,658		Aetna, Inc.	1,603,732	0.4
11,973	@	Allergan plc	3,254,381	0.9
11,745		Anthem, Inc.	1,644,300	0.5
11,058		Baxalta, Inc.	348,438	0.1
11,063		Baxter International, Inc.	363,420	0.1
1,770		Cardinal Health, Inc.	135,971	0.0
6,019		Express Scripts Holding Co.	487,298	0.1
16,455		HCA Holdings, Inc.	1,272,959	0.4
618		Humana, Inc.	110,622	0.0
134,465		Johnson & Johnson	12,552,308	3.4
79,334		Medtronic PLC	5,310,618	1.5
139,357		Merck & Co., Inc.	6,882,842	1.9
3,554		Mylan NV	143,084	0.0
342,802		Pfizer, Inc.	10,767,411	2.9
9,269		Stryker Corp.	872,213	0.2
14,693		Thermo Fisher Scientific, Inc.	1,796,660	0.5
2,650		UnitedHealth Group, Inc.	307,426	0.1
			51,187,237	13.9

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 10.1%
27,756	Caterpillar, Inc.	$1,814,132	0.5
40,810	CSX Corp.	1,097,789	0.3
2,586	Cummins, Inc.	280,788	0.1
26,793	Danaher Corp.	2,283,031	0.6
15,242	Deere & Co.	1,127,908	0.3
26,007	Eaton Corp. PLC	1,334,159	0.4
11,572	Emerson Electric Co.	511,135	0.1
10,079	FedEx Corp.	1,451,174	0.4
11,265	General Dynamics Corp.	1,554,007	0.4
560,943	General Electric Co.	14,146,982	3.8
4,260	Lockheed Martin Corp.	883,141	0.2
16,972	Norfolk Southern Corp.	1,296,661	0.4
7,509	Northrop Grumman Corp.	1,246,119	0.3
6,226	Precision Castparts Corp.	1,430,174	0.4
16,987	Raytheon Co.	1,856,000	0.5
44,999	United Technologies Corp.	4,004,461	1.1
23,349	Waste Management, Inc.	1,163,014	0.3
		37,480,675	10.1

	Information Technology: 11.9%
5,151	Automatic Data Processing, Inc.	413,934	0.1
28,512	Broadcom Corp.	1,466,372	0.4
283,136	Cisco Systems, Inc.	7,432,320	2.0
70,057	Corning, Inc.	1,199,376	0.3
99,256	EMC Corp.	2,398,025	0.7
101,181	Hewlett-Packard Co.	2,591,246	0.7
22,495	International Business Machines Corp.	3,261,100	0.9
245,613	Intel Corp.	7,402,776	2.0
55,444	Micron Technology, Inc.	830,551	0.2
195,003	Microsoft Corp.	8,630,833	2.4
70,553	Oracle Corp.	2,548,374	0.7
76,957	Qualcomm, Inc.	4,134,900	1.1
52,246	Yahoo!, Inc.	1,510,432	0.4
		43,820,239	11.9

	Materials: 1.2%
2,118	Air Products & Chemicals, Inc.	270,214	0.1
5,421	Chemours Co.	35,074	0.0
55,773	Dow Chemical Co.	2,364,775	0.6
27,116	Du Pont E I de Nemours & Co.	1,306,991	0.4
2,680	Praxair, Inc.	272,985	0.1
4,273	Southern Copper Corp.	114,175	0.0
		4,364,214	1.2

	Telecommunication Services: 2.9%
289,076	AT&T, Inc.	9,418,096	2.5
15,281	T-Mobile US, Inc.	608,337	0.2
16,346	Verizon Communications, Inc.	711,214	0.2
		10,737,647	2.9

	Utilities: 3.8%
27,278	American Electric Power Co., Inc.	1,551,027	0.4
31,386	Dominion Resources, Inc.	2,208,947	0.6
38,498	Duke Energy Corp.	2,769,546	0.7
47,943	Exelon Corp.	1,423,907	0.4
24,726	NextEra Energy, Inc.	2,412,021	0.7
26,719	Pacific Gas & Electric Co.	1,410,763	0.4
50,562	Southern Co.	2,260,122	0.6
		14,036,333	3.8

	Total Common Stock
	(Cost $344,641,069)	364,069,076	98.6

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,879,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $3,879,000)	3,879,000	1.1

	Total Short-Term Investments
	(Cost $3,879,000)	3,879,000	1.1

	Total Investments in Securities (Cost $348,520,069)	$367,948,076	99.7
	Assets in Excess of Other Liabilities	1,001,896	0.3
	Net Assets	$368,949,972	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $352,731,528.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,964,652
Gross Unrealized Depreciation	(17,748,104)

Net Unrealized Appreciation	$15,216,548

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$364,069,076	$–	$–	$364,069,076
Short-Term Investments	3,879,000	–	–	3,879,000
Total Investments, at fair value	$367,948,076	$–	$–	$367,948,076
Liabilities Table
Other Financial Instruments+
Futures	$(18,963)	$–	$–	$(18,963)
Total Liabilities	$(18,963)	$–	$–	$(18,963)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	49	12/18/15	$4,676,315	$(18,963)
			$4,676,315	$(18,963)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Value Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$18,963
Total Liability Derivatives		$18,963

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 26.2%
1,183		Aaron's, Inc.	$42,718	0.0
8,934		Advance Auto Parts, Inc.	1,693,261	0.5
7,315	@	AMC Networks, Inc.	535,239	0.1
21,602		ARAMARK Holdings Corp.	640,283	0.2
8,899		Autonation, Inc.	517,744	0.1
3,821		Autozone, Inc.	2,765,754	0.8
20,919		Bed Bath & Beyond, Inc.	1,192,801	0.3
27,627		BorgWarner, Inc.	1,149,007	0.3
7,468		Brinker International, Inc.	393,340	0.1
8,342		Brunswick Corp.	399,498	0.1
588	@,L	Cabela's, Inc.	26,813	0.0
3,584		Cablevision Systems Corp.	116,373	0.0
25,549		Carmax, Inc.	1,515,567	0.4
6,416		Carter's, Inc.	581,546	0.2
9,154	@,L	Charter Communications, Inc.	1,609,731	0.5
3,797	@	Chipotle Mexican Grill, Inc.	2,734,789	0.8
4,325		Choice Hotels International, Inc.	206,086	0.1
14,146		Cinemark Holdings, Inc.	459,604	0.1
1,741		Clear Channel Outdoor Holdings, Inc.	12,413	0.0
4,756		Coach, Inc.	137,591	0.0
10,155		Coty, Inc - Class A	274,794	0.1
7,742		CST Brands, Inc.	260,596	0.1
3,057		Darden Restaurants, Inc.	209,527	0.1
35,309	@	Delphi Automotive PLC	2,684,896	0.8
7,739		Dick's Sporting Goods, Inc.	383,932	0.1
346		Dillard's, Inc.	30,237	0.0
17,297	L	Discovery Communications, Inc. - Class A	450,241	0.1
30,471		Discovery Communications, Inc. - Class C	740,141	0.2
37,139		Dollar General Corp.	2,690,349	0.8
28,117		Dollar Tree, Inc.	1,874,279	0.5
6,739		Domino's Pizza, Inc.	727,206	0.2
16,591		D.R. Horton, Inc.	487,112	0.1
541		DSW, Inc.	13,693	0.0
11,749		Dunkin' Brands Group, Inc.	575,701	0.2
12,044		Expedia, Inc.	1,417,338	0.4
7,356		Extended Stay America, Inc.	123,434	0.0
14,771		Foot Locker, Inc.	1,063,069	0.3
4,202	L	Fossil Group, Inc.	234,808	0.1
29,100		Gap, Inc.	829,350	0.2
17,961		Gentex Corp.	278,396	0.1
17,269		Genuine Parts Co.	1,431,427	0.4
10,579		GNC Holdings, Inc.	427,603	0.1
10,900	@,L	GoPro, Inc.	340,298	0.1
60,518	@,L	Groupon, Inc.	197,289	0.1
31,428		H&R Block, Inc.	1,137,694	0.3
49,053		Hanesbrands, Inc.	1,419,594	0.4
13,901		Harley-Davidson, Inc.	763,165	0.2
8,688		Harman International Industries, Inc.	833,961	0.2
11,045		Hasbro, Inc.	796,786	0.2
63,430		Hilton Worldwide Holdings, Inc.	1,455,084	0.4
3,751	@	HomeAway, Inc.	99,552	0.0
7,804	@,L	International Game Technology PLC	119,635	0.0
50,417		Interpublic Group of Cos., Inc.	964,477	0.3
25,775		Jarden Corp.	1,259,882	0.4
15,586		Kate Spade & Co.	297,848	0.1
30,260		L Brands, Inc.	2,727,334	0.8
7,188		Lear Corp.	781,911	0.2
16,828		Leggett & Platt, Inc.	694,155	0.2
8,328		Lennar Corp. - Class A	400,827	0.1
464		Lennar Corp. - Class B	18,374	0.0
24,581		Liberty Interactive Corp. QVC Group	644,760	0.2
17,309		Liberty Ventures	698,418	0.2
11,593	@,L	Lions Gate Entertainment Corp.	426,622	0.1
17,782	@	Live Nation, Inc.	427,479	0.1
37,152		LKQ Corp.	1,053,631	0.3
13,623		Lululemon Athletica, Inc.	690,005	0.2
30,074		Macy's, Inc.	1,543,398	0.4
7,507	@	The Madison Square Garden, Inc.	541,555	0.2
25,588		Marriott International, Inc.	1,745,102	0.5
33,470		McGraw-Hill Cos., Inc.	2,895,155	0.8
3,841		MGM Resorts International	70,866	0.0
24,264	@	Michael Kors Holdings Ltd.	1,024,911	0.3
7,653	@	Michaels Cos, Inc.	176,784	0.0
5,293		Mohawk Industries, Inc.	962,214	0.3
2,331		Morningstar, Inc.	187,086	0.1
336	@	Murphy USA, Inc.	18,463	0.0
16,535		Newell Rubbermaid, Inc.	656,605	0.2
17,141		Nordstrom, Inc.	1,229,181	0.3
14,744	@	Norwegian Cruise Line Holdings Ltd.	844,831	0.2
497	@	NVR, Inc.	758,034	0.2
11,919		Office Depot, Inc.	76,520	0.0
29,834		Omnicom Group, Inc.	1,966,061	0.6
12,350		O'Reilly Automotive, Inc.	3,087,500	0.9
25,818	@	Pandora Media, Inc.	550,956	0.2
3,093		Panera Bread Co.	598,217	0.2
1,965		Penske Auto Group, Inc.	95,185	0.0
8,117		Polaris Industries, Inc.	972,985	0.3
407		Ralph Lauren Corp.	48,091	0.0
10,112	L	Regal Entertainment Group	188,993	0.1
50,601		Ross Stores, Inc.	2,452,630	0.7
19,251		Sally Beauty Holdings, Inc.	457,211	0.1
11,160		Scripps Networks Interactive - Class A	548,960	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
162	L	Sears Holding Corp.	$3,661	0.0
24,673		Service Corp. International	668,638	0.2
12,550	@	ServiceMaster Global Holdings, Inc.	421,053	0.1
9,802	@	Signet Jewelers Ltd.	1,334,346	0.4
280,714		Sirius XM Holdings, Inc.	1,049,870	0.3
8,779		Six Flags Entertainment Corp.	401,903	0.1
4,997	@	Skechers USA, Inc.	669,998	0.2
20,870		Starwood Hotels & Resorts Worldwide, Inc.	1,387,438	0.4
10,533		Starz	393,302	0.1
7,451		Tempur Sealy International, Inc.	532,225	0.1
5,568		Thor Industries, Inc.	288,422	0.1
10,400		Tiffany & Co.	803,088	0.2
7,489		Toll Brothers, Inc.	256,423	0.1
4,769	@	TopBuild Corp.	147,696	0.0
16,661		Tractor Supply Co.	1,404,856	0.4
13,695	@	TripAdvisor, Inc.	863,059	0.2
5,757		Tupperware Corp.	284,914	0.1
7,847		Ulta Salon Cosmetics & Fragrance, Inc.	1,281,807	0.4
21,815		Under Armour, Inc.	2,111,256	0.6
11,264		Urban Outfitters, Inc.	330,936	0.1
1,021	@	Vista Outdoor, Inc.	45,363	0.0
4,936	@	Visteon Corp.	499,721	0.1
736		Whirlpool Corp.	108,383	0.0
11,191		Williams-Sonoma, Inc.	854,433	0.2
14,661		Wyndham Worldwide Corp.	1,054,126	0.3
8,785		Wynn Resorts Ltd.	466,659	0.1
			93,548,138	26.2

		Consumer Staples: 7.8%
3,069	@	Blue Buffalo Pet Products, Inc.	55,012	0.0
3,107	L	Brown-Forman Corp. - Class A	332,418	0.1
14,321		Brown-Forman Corp. - Class B	1,387,705	0.4
12,526		Campbell Soup Co.	634,818	0.2
15,982		Church & Dwight Co., Inc.	1,340,890	0.4
12,703		Clorox Co.	1,467,578	0.4
28,454		Coca-Cola Enterprises, Inc.	1,375,751	0.4
7,089		ConAgra Foods, Inc.	287,175	0.1
19,978		Constellation Brands, Inc.	2,501,445	0.7
23,412		Dr Pepper Snapple Group, Inc.	1,850,719	0.5
18,931		Flowers Foods, Inc.	468,353	0.1
12,532		Hain Celestial Group, Inc.	646,651	0.2
7,633	@,L	Herbalife Ltd.	415,999	0.1
17,791		Hershey Co.	1,634,637	0.5
16,343		Hormel Foods Corp.	1,034,675	0.3
1,079		Ingredion, Inc.	94,208	0.0
27,448		Kellogg Co.	1,826,665	0.5
15,781		Keurig Green Mountain, Inc.	822,821	0.2
15,606		McCormick & Co., Inc.	1,282,501	0.4
24,734		Mead Johnson Nutrition Co.	1,741,274	0.5
18,271		Monster Beverage Corp.	2,469,143	0.7
1,512	L	Nu Skin Enterprises, Inc.	62,415	0.0
844	L	Pilgrim's Pride Corp.	17,538	0.0
71,717		Rite Aid Corp.	435,322	0.1
3,087		Spectrum Brands Holdings, Inc.	282,491	0.1
18,723	@	Sprouts Farmers Market, Inc.	395,055	0.1
22,627		Sysco Corp.	881,774	0.2
1,850		Tyson Foods, Inc.	79,735	0.0
21,386	@	WhiteWave Foods Co.	858,648	0.2
40,082		Whole Foods Market, Inc.	1,268,595	0.4
			27,952,011	7.8

		Energy: 0.9%
50,502		Cabot Oil & Gas Corp.	1,103,974	0.3
3,469		Continental Resources, Inc.	100,497	0.0
660	L	CVR Energy, Inc.	27,093	0.0
18,355		FMC Technologies, Inc.	569,005	0.2
3,541		HollyFrontier Corp.	172,943	0.1
10,090	@,L	Memorial Resource Development Corp.	177,382	0.1
2,127		Oceaneering International, Inc.	83,549	0.0
11,473		Oneok, Inc.	369,431	0.1
1,377		Range Resources Corp.	44,229	0.0
895		RPC, Inc.	7,921	0.0
7,223	@,L	Solar City	308,494	0.1
3,339		Targa Resources Corp.	172,025	0.0
2,230		Teekay Corp.	66,097	0.0
946		Tesoro Corp.	91,989	0.0
1,613		World Fuel Services Corp.	57,745	0.0
			3,352,374	0.9

		Financials: 10.5%
6,684		Affiliated Managers Group, Inc.	1,142,897	0.3
4,379		Ally Financial, Inc.	89,244	0.0
18,451		Ameriprise Financial, Inc.	2,013,558	0.6
260		Amtrust Financial Services, Inc.	16,375	0.0
34,466	@	Aon PLC	3,054,032	0.9
11,383		Arthur J. Gallagher & Co.	469,890	0.1
4,337		Artisan Partners Asset Management, Inc.	152,793	0.0
17,105		Boston Properties, Inc.	2,025,232	0.6
10,195		CBOE Holdings, Inc.	683,881	0.2
34,928		CBRE Group, Inc.	1,117,696	0.3
1,882		Columbia Property Trust, Inc.	43,662	0.0
1,038	L	Credit Acceptance Corp.	204,351	0.1
40,815		Crown Castle International Corp.	3,219,079	0.9

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,519		Digital Realty Trust, Inc.	$621,781	0.2
14,387		Eaton Vance Corp.	480,814	0.1
6,454		Empire State Realty Trust, Inc.	109,912	0.0
6,951		Equinix, Inc.	1,900,403	0.5
10,291		Equity Lifestyle Properties, Inc.	602,744	0.2
2,963		Erie Indemnity Co.	245,751	0.1
14,992		Extra Space Storage, Inc.	1,156,783	0.3
8,389		Federal Realty Investment Trust	1,144,679	0.3
11,452		Federated Investors, Inc.	330,963	0.1
1,462		Gaming and Leisure Properties, Inc.	43,421	0.0
1,517		Healthcare Trust of America, Inc.	37,182	0.0
1,959	@	Howard Hughes Corp.	224,776	0.1
621		Interactive Brokers Group, Inc.	24,511	0.0
4,839		Intercontinental Exchange, Inc.	1,137,117	0.3
6,571		Invesco Ltd.	205,212	0.1
10,075		Iron Mountain, Inc.	312,526	0.1
3,988		Jones Lang LaSalle, Inc.	573,355	0.2
9,892		Lamar Advertising Co.	516,165	0.1
15,390	@	Lazard Ltd.	666,387	0.2
3,904		Legg Mason, Inc.	162,445	0.1
5,416		Leucadia National Corp.	109,728	0.0
10,068	L	LPL Financial Holdings, Inc.	400,404	0.1
177		Markel Corp.	141,929	0.0
21,679		Moody's Corp.	2,128,878	0.6
13,729		MSCI, Inc. - Class A	816,326	0.2
23,661		NorthStar Asset Management Group, Inc./New York	339,772	0.1
6,074		Omega Healthcare Investors, Inc.	213,501	0.1
8,795		Plum Creek Timber Co., Inc.	347,490	0.1
2,263		Post Properties, Inc.	131,910	0.0
6,514	@	Realogy Holdings Corp.	245,122	0.1
610		Santander Consumer USA Holdings, Inc.	12,456	0.0
17,013		SEI Investments Co.	820,537	0.2
5,675	@	Signature Bank	780,653	0.2
47,827		SLM Corp.	353,920	0.1
3,929		SVB Financial Group	453,957	0.1
31,820		T. Rowe Price Group, Inc.	2,211,490	0.6
11,698		Tanger Factory Outlet Centers, Inc.	385,683	0.1
2,799		Taubman Centers, Inc.	193,355	0.1
27,775		TD Ameritrade Holding Corp.	884,356	0.3
9,653		Waddell & Reed Financial, Inc.	335,635	0.1
19,310		Welltower, Inc.	1,307,673	0.4
5,474		Weyerhaeuser Co.	149,659	0.0
			37,494,051	10.5

		Health Care: 13.0%
6,314	@	Acadia Healthcare Co., Inc.	418,429	0.1
3,156	@,L	Agios Pharmaceuticals, Inc.	222,782	0.1
9,571		Akorn, Inc.	272,821	0.1
6,674	@	Alere, Inc.	321,353	0.1
9,860	@	Align Technology, Inc.	559,654	0.2
15,028		Alkermes PLC	881,693	0.3
6,921		Allscripts Healthcare Solutions, Inc.	85,820	0.0
7,413	@	Alnylam Pharmaceuticals, Inc.	595,709	0.2
26,865		AmerisourceBergen Corp.	2,551,906	0.7
4,709	@,L	Athenahealth, Inc.	627,945	0.2
19,579	@	BioMarin Pharmaceutical, Inc.	2,062,060	0.6
1,875		Bio-Techne Corp.	173,363	0.1
4,369	@	Bluebird Bio, Inc.	373,768	0.1
12,765		Boston Scientific Corp.	209,474	0.1
4,889		Brookdale Senior Living, Inc.	112,252	0.0
13,558	@	Bruker BioSciences Corp.	222,758	0.1
14,520		Centene Corp.	787,420	0.2
36,593		Cerner Corp.	2,194,116	0.6
5,785	@	Charles River Laboratories International, Inc.	367,463	0.1
4,022		Cooper Cos., Inc.	598,715	0.2
9,067		CR Bard, Inc.	1,689,273	0.5
6,204		DaVita, Inc.	448,735	0.1
4,369		Dentsply International, Inc.	220,940	0.1
9,682	@	DexCom, Inc.	831,297	0.2
13,134		Edwards Lifesciences Corp.	1,867,261	0.5
9,179	@	Endo International PLC	635,921	0.2
22,672	@	Envision Healthcare Holdings, Inc.	834,103	0.2
1,569	@	Health Net, Inc.	94,485	0.0
10,211		Henry Schein, Inc.	1,355,204	0.4
6,358		Hill-Rom Holdings, Inc.	330,552	0.1
30,032		Hologic, Inc.	1,175,152	0.3
11,427		Idexx Laboratories, Inc.	848,455	0.2
16,318	@	IMS Health Holdings, Inc.	474,854	0.1
19,107		Incyte Corp., Ltd.	2,108,075	0.6
3,125	@,L	Inovalon Holdings, Inc.	65,094	0.0
1,947	@,L	Intercept Pharmaceuticals, Inc.	322,929	0.1
5,656	L	Intrexon Corp.	179,861	0.1
4,502		Intuitive Surgical, Inc.	2,069,029	0.6
14,620	@,L	Isis Pharmaceuticals, Inc.	590,940	0.2
7,458	@	Jazz Pharmaceuticals PLC	990,497	0.3
1,465	@,L	Juno Therapeutics, Inc.	59,611	0.0
4,058		Laboratory Corp. of America Holdings	440,171	0.1
534	@	LifePoint Hospitals, Inc.	37,861	0.0
5,627	@	Mallinckrodt PLC - W/I	359,790	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
19,222		Medivation, Inc.	$816,935	0.2
6,590		Mednax, Inc.	506,046	0.1
3,416	@	Mettler Toledo International, Inc.	972,672	0.3
36,946	@,L	Opko Health, Inc.	310,716	0.1
5,753		Patterson Cos., Inc.	248,817	0.1
2,161		PerkinElmer, Inc.	99,320	0.0
3,305	@	Perrigo Co. PLC	519,777	0.1
4,596	@	Premier, Inc.	157,965	0.0
3,054	@	Puma Biotechnology, Inc.	230,149	0.1
9,155	@	Quintiles Transnational Holdings, Inc.	636,913	0.2
17,209		Resmed, Inc.	876,971	0.2
12,899	@	Seattle Genetics, Inc.	497,385	0.1
6,784		Sirona Dental Systems, Inc.	633,219	0.2
19,365		St. Jude Medical, Inc.	1,221,738	0.3
12,119		Tenet Healthcare Corp.	447,434	0.1
5,645		United Therapeutics Corp.	740,850	0.2
2,020		Universal Health Services, Inc.	252,116	0.1
12,189		Varian Medical Systems, Inc.	899,304	0.3
9,459		VCA, Inc.	498,016	0.1
8,678	@	Veeva Systems, Inc.	203,152	0.1
1,912	@	VWR Corp.	49,119	0.0
10,099		Waters Corp.	1,193,803	0.3
1,302		Zimmer Biomet Holdings, Inc.	122,297	0.0
61,052		Zoetis, Inc.	2,514,121	0.7
			46,318,426	13.0

		Industrials: 15.6%
5,303		Acuity Brands, Inc.	931,101	0.3
2,440	@	Aecom Technology Corp.	67,124	0.0
663		Air Lease Corp.	20,500	0.0
15,833		Alaska Air Group, Inc.	1,257,932	0.4
11,685	@	Allegion Public Ltd.	673,757	0.2
11,920		Allison Transmission Holdings, Inc.	318,145	0.1
427		Amerco, Inc.	168,012	0.0
29,492		Ametek, Inc.	1,543,021	0.4
9,066		AO Smith Corp.	591,013	0.2
3,006		Armstrong World Industries, Inc.	143,506	0.0
12,921		Avis Budget Group, Inc.	564,389	0.2
1,296	@	Babcock & Wilcox Enterprises, Inc.	21,773	0.0
12,965		BE Aerospace, Inc.	569,163	0.2
2,619		BWX Technologies, Inc.	69,037	0.0
1,732		Carlisle Cos., Inc.	151,342	0.0
17,812		CH Robinson Worldwide, Inc.	1,207,297	0.3
11,652		Cintas Corp.	999,159	0.3
4,841		Clean Harbors, Inc.	212,859	0.1
15,451		Copart, Inc.	508,338	0.1
3,958	@	CoStar Group, Inc.	684,971	0.2
13,977		Covanta Holding Corp.	243,899	0.1
15,011		Donaldson Co., Inc.	421,509	0.1
1,314		Dun & Bradstreet Corp.	137,970	0.0
14,532		Equifax, Inc.	1,412,220	0.4
23,355		Expeditors International Washington, Inc.	1,098,853	0.3
35,901		Fastenal Co.	1,314,336	0.4
7,654		Flowserve Corp.	314,886	0.1
6,813		Fortune Brands Home & Security, Inc.	323,413	0.1
2,529		Genesee & Wyoming, Inc.	149,413	0.0
7,168		Graco, Inc.	480,471	0.1
20,819	@	HD Supply Holdings, Inc	595,840	0.2
49,567	@	Hertz Global Holdings, Inc.	829,256	0.2
11,769		Hexcel Corp.	527,957	0.2
940		Hubbell, Inc.	79,853	0.0
5,939		Huntington Ingalls Industries, Inc.	636,364	0.2
8,679		IDEX Corp.	618,813	0.2
7,191	@	IHS, Inc.	834,156	0.2
2,282	@	Ingersoll-Rand PLC - Class A	115,857	0.0
11,232		JB Hunt Transport Services, Inc.	801,965	0.2
14,272		JetBlue Airways Corp.	367,789	0.1
5,813		KAR Auction Services, Inc.	206,361	0.1
5,423		Landstar System, Inc.	344,198	0.1
4,940		Lennox International, Inc.	559,850	0.2
8,502		Lincoln Electric Holdings, Inc.	445,760	0.1
42,571		Masco Corp.	1,071,938	0.3
7,000		Middleby Corp.	736,330	0.2
1,801		MSC Industrial Direct Co.	109,915	0.0
30,965	@	Nielsen NV	1,377,014	0.4
7,432		Nordson Corp.	467,770	0.1
8,524		Old Dominion Freight Line	519,964	0.1
39,170		Paccar, Inc.	2,043,499	0.6
7,672		Parker Hannifin Corp.	746,486	0.2
9,530		Pitney Bowes, Inc.	189,171	0.1
4,977		Quanta Services, Inc.	120,493	0.0
289		Regal-Beloit Corp.	16,314	0.0
16,496		Robert Half International, Inc.	843,935	0.2
16,436		Rockwell Automation, Inc.	1,667,761	0.5
16,150		Rockwell Collins, Inc.	1,321,716	0.4
11,594		Rollins, Inc.	311,531	0.1
4,703		Roper Technologies, Inc.	736,960	0.2
13,372		RR Donnelley & Sons Co.	194,696	0.1
7,095		Snap-On, Inc.	1,070,919	0.3
81,724		Southwest Airlines Co.	3,108,781	0.9
15,963	@	Spirit Aerosystems Holdings, Inc.	771,651	0.2
8,915	@	Spirit Airlines, Inc.	421,680	0.1
1,726		Stanley Black & Decker, Inc.	167,387	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,385		Stericycle, Inc.	$1,446,734	0.4
7,693		Textron, Inc.	289,565	0.1
6,799		Toro Co.	479,601	0.1
1,507		Towers Watson & Co.	176,892	0.1
6,508		TransDigm Group, Inc.	1,382,364	0.4
3,077	@	TransUnion	77,340	0.0
44,939	@	Tyco International Plc	1,503,659	0.4
46,651		United Continental Holdings, Inc.	2,474,836	0.7
11,844	@	United Rentals, Inc.	711,232	0.2
11,186		USG Corp.	297,771	0.1
158		Valmont Industries, Inc.	14,993	0.0
20,647	@	Verisk Analytics, Inc.	1,526,020	0.4
6,664		WABCO Holdings, Inc.	698,587	0.2
11,800		Wabtec Corp.	1,038,990	0.3
3,179		Watsco, Inc.	376,648	0.1
8,173	L	WW Grainger, Inc.	1,757,277	0.5
			55,831,848	15.6

		Information Technology: 19.5%
5,055	L	3D Systems Corp.	58,385	0.0
21,805	@	Akamai Technologies, Inc.	1,505,853	0.4
7,578	@	Alliance Data Systems Corp.	1,962,550	0.6
11,438		Altera Corp.	572,815	0.2
37,725		Amphenol Corp.	1,922,466	0.5
35,032		Analog Devices, Inc.	1,976,155	0.6
2,072		Ansys, Inc.	182,626	0.1
89,038		Applied Materials, Inc.	1,307,968	0.4
4,120	@,L	Arista Networks, Inc.	252,103	0.1
2,797	@	ARRIS Group, Inc.	72,638	0.0
50,954		Atmel Corp.	411,199	0.1
20,653		Autodesk, Inc.	911,623	0.3
2,235	@	Black Knight Financial Services, Inc.	72,749	0.0
11,507		Booz Allen Hamilton Holding Corp.	301,598	0.1
14,641		Broadridge Financial Solutions, Inc. ADR	810,379	0.2
35,748		Cadence Design Systems, Inc.	739,269	0.2
19,578		CDK Global, Inc.	935,437	0.3
16,102		CDW Corp./DE	657,928	0.2
19,576		Citrix Systems, Inc.	1,356,225	0.4
10,642		Cognex Corp.	365,766	0.1
5,692	@	CommScope Holding Co., Inc.	170,931	0.0
4,946		CoreLogic, Inc.	184,140	0.1
3,465		DST Systems, Inc.	364,310	0.1
38,473		Electronic Arts, Inc.	2,606,546	0.7
8,784		F5 Networks, Inc.	1,017,187	0.3
5,100		Factset Research Systems, Inc.	815,031	0.2
14,920		Fidelity National Information Services, Inc.	1,000,834	0.3
16,844	@	FireEye, Inc.	535,976	0.2
28,956		Fiserv, Inc.	2,507,879	0.7
3,462	@	Fitbit, Inc.	130,535	0.0
11,211	@	FleetCor Technologies, Inc.	1,542,858	0.4
10,801		Flir Systems, Inc.	302,320	0.1
17,444		Fortinet, Inc.	741,021	0.2
12,365	@	Freescale Semiconductor Holdings Ltd.	452,312	0.1
10,137		Gartner, Inc.	850,798	0.2
19,420	@	Genpact Ltd.	458,506	0.1
8,116		Global Payments, Inc.	931,149	0.3
2,901	@,L	GoDaddy, Inc.	73,134	0.0
2,536		Harris Corp.	185,508	0.1
8,974		IAC/InterActiveCorp	585,733	0.2
1,069		Ingram Micro, Inc.	29,120	0.0
33,711		Intuit, Inc.	2,991,851	0.8
4,219		IPG Photonics Corp.	320,517	0.1
4,427		Jabil Circuit, Inc.	99,032	0.0
9,985		Jack Henry & Associates, Inc.	695,056	0.2
8,529		Juniper Networks, Inc.	219,281	0.1
17,361	@	Keysight Technologies, Inc.	535,413	0.2
9,891	@,L	King Digital Entertainment Plc	133,924	0.0
19,527		KLA-Tencor Corp.	976,350	0.3
13,806		Lam Research Corp.	901,946	0.3
699		Leidos Holdings, Inc.	28,876	0.0
8,229	@,L	LendingClub Corp.	108,870	0.0
29,245		Linear Technology Corp.	1,180,036	0.3
13,381	@	LinkedIn Corp.	2,544,129	0.7
11,962		Maxim Integrated Products	399,531	0.1
25,538		Microchip Technology, Inc.	1,100,432	0.3
21,609		Motorola Solutions, Inc.	1,477,623	0.4
3,039		National Instruments Corp.	84,454	0.0
10,819		NetApp, Inc.	320,242	0.1
4,880	@,L	NetSuite, Inc.	409,432	0.1
48,369	@	ON Semiconductor Corp.	454,669	0.1
8,862	@	Palo Alto Networks, Inc.	1,524,264	0.4
34,552		Paychex, Inc.	1,645,712	0.5
14,041		PTC, Inc.	445,661	0.1
18,251	@	Qorvo, Inc.	822,208	0.2
15,043	@	Rackspace Hosting, Inc.	371,261	0.1
22,385		Red Hat, Inc.	1,609,034	0.5
13,877		Sabre Corp.	377,177	0.1
18,781	@	ServiceNow, Inc.	1,304,340	0.4
23,338		Skyworks Solutions, Inc.	1,965,293	0.6
8,146	@	SolarWinds, Inc.	319,649	0.1
8,193		Solera Holdings, Inc.	442,422	0.1
15,301	@	Splunk, Inc.	846,910	0.2
8,892		SS&C Technologies Holdings, Inc.	622,796	0.2
30,616	@	SunEdison, Inc.	219,823	0.1
496	@,L	SunPower Corp.	9,940	0.0
1,393		Synopsys, Inc.	64,329	0.0
6,052	@	Tableau Software, Inc.	482,829	0.1
12,882	@	Teradata Corp.	373,063	0.1
20,178		Total System Services, Inc.	916,687	0.3
1,676		Trimble Navigation Ltd.	27,520	0.0
69,017	@	Twitter, Inc.	1,859,318	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,490	@	Ultimate Software Group, Inc.	$624,745	0.2
17,507	@	Vantiv, Inc.	786,414	0.2
13,891	@	VeriFone Holdings, Inc.	385,197	0.1
12,631		VeriSign, Inc.	891,243	0.3
63,045		Western Union Co.	1,157,506	0.3
4,721	@	WEX, Inc.	409,972	0.1
12,958	@	Workday, Inc.	892,288	0.3
7,295		Xilinx, Inc.	309,308	0.1
7,929	@,L	Yelp, Inc.	171,742	0.0
6,318		Zebra Technologies Corp.	483,643	0.1
3,237	L	Zillow Group, Inc. - A	92,999	0.0
6,423	@,L	Zillow Group, Inc. - C	173,421	0.0
			69,471,938	19.5

		Materials: 4.9%
1,868		Airgas, Inc.	166,868	0.1
1,424		Aptargroup, Inc.	93,927	0.0
792		Ashland, Inc.	79,691	0.0
10,340		Avery Dennison Corp.	584,934	0.2
12,315	@	Axalta Coating Systems Ltd.	312,062	0.1
16,832		Ball Corp.	1,046,950	0.3
1,304		Bemis Co., Inc.	51,599	0.0
1,338		Celanese Corp.	79,170	0.0
28,743		CF Industries Holdings, Inc.	1,290,561	0.4
4,110		Compass Minerals International, Inc.	322,101	0.1
7,478		Crown Holdings, Inc.	342,119	0.1
861		Cytec Industries, Inc.	63,585	0.0
6,136		Eagle Materials, Inc.	419,825	0.1
4,523		Eastman Chemical Co.	292,729	0.1
11,810		FMC Corp.	400,477	0.1
23,172		Graphic Packaging Holding Co.	296,370	0.1
15,853		Huntsman Corp.	153,616	0.0
9,877		International Flavors & Fragrances, Inc.	1,019,899	0.3
48,830		International Paper Co.	1,845,286	0.5
1,154		Martin Marietta Materials, Inc.	175,350	0.1
1,039		NewMarket Corp.	370,923	0.1
1,260		Owens-Illinois, Inc.	26,107	0.0
11,956		Packaging Corp. of America	719,273	0.2
2,642	@	Platform Specialty Products Corp.	33,421	0.0
418		Royal Gold, Inc.	19,638	0.0
16,271		RPM International, Inc.	681,592	0.2
4,946		Scotts Miracle-Gro Co.	300,816	0.1
25,667		Sealed Air Corp.	1,203,269	0.3
9,889		Sherwin-Williams Co.	2,203,071	0.6
5,685		Sigma-Aldrich Corp.	789,760	0.2
4,960		Silgan Holdings, Inc.	258,118	0.1
3,308		Steel Dynamics, Inc.	56,831	0.0
2,509	@,L	Tahoe Resources, Inc.	19,420	0.0
9,924		Valspar Corp.	713,337	0.2
2,121		Vulcan Materials Co.	189,193	0.1
3,034		WestRock Co.	156,069	0.0
8,887		WR Grace & Co.	826,935	0.2
			17,604,892	4.9

		Telecommunication Services: 0.4%
4,203		Level 3 Communications, Inc.	183,629	0.1
7,793	@	SBA Communications Corp.	816,239	0.2
15,168	@,L	Zayo Group Holdings, Inc.	384,660	0.1
			1,384,528	0.4

		Utilities: 0.1%
5,325	@	Calpine Corp.	77,745	0.0
6,989		ITC Holdings Corp.	233,013	0.1
370		TerraForm Power, Inc.	5,262	0.0
			316,020	0.1

	Total Common Stock
	(Cost $247,595,382)		353,274,226	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc: 2.7%
2,307,439	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,307,445, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,353,588, due 10/15/15-08/15/45)	2,307,439	0.7
485,746	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $485,749, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $495,461, due 10/01/15-09/09/49)	485,746	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,307,439	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,307,445, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,353,589, due 11/15/15-07/15/37)	$2,307,439	0.6
2,307,439	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,307,448, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,353,588, due 11/30/19-02/15/44)	2,307,439	0.7
2,307,439	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,307,448, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,353,588, due 11/15/15-07/20/65)	2,307,439	0.6
		9,715,502	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,858,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $2,858,001)	2,858,001	0.8

	Total Short-Term Investments
	(Cost $12,573,503)	12,573,503	3.5

	Total Investments in Securities (Cost $260,168,885)	$365,847,729	102.4
	Liabilities in Excess of Other Assets	(8,671,091)	(2.4)
	Net Assets	$357,176,638	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $261,919,352.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$120,113,024
Gross Unrealized Depreciation	(16,184,647)

Net Unrealized Appreciation	$103,928,377

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$353,274,226	$–	$–	$353,274,226
Short-Term Investments	2,858,001	9,715,502	–	12,573,503
Total Investments, at fair value	$356,132,227	$9,715,502	$–	$365,847,729
Liabilities Table
Other Financial Instruments+
Futures	$(86,882)	$–	$–	$(86,882)
Total Liabilities	$(86,882)	$–	$–	$(86,882)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	24	12/18/15	$3,270,960	$(86,882)
			$3,270,960	$(86,882)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Mid Cap Growth Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$86,882
Total Liability Derivatives		$86,882

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 17.3%
21,504		Aaron's, Inc.	$776,509	0.0
24,270		Advance Auto Parts, Inc.	4,599,893	0.2
19,872	@	AMC Networks, Inc.	1,454,034	0.1
64,126		ARAMARK Holdings Corp.	1,900,695	0.1
24,171		Autonation, Inc.	1,406,269	0.1
10,364		Autozone, Inc.	7,501,774	0.4
56,832		Bed Bath & Beyond, Inc.	3,240,561	0.2
100,685		Best Buy Co., Inc.	3,737,427	0.2
75,063		BorgWarner, Inc.	3,121,870	0.2
20,282		Brinker International, Inc.	1,068,253	0.1
30,753		Brunswick Corp.	1,472,761	0.1
16,753	@,L	Cabela's, Inc.	763,937	0.0
1,157	@	Cable One, Inc.	485,269	0.0
67,185		Cablevision Systems Corp.	2,181,497	0.1
69,411		Carmax, Inc.	4,117,461	0.2
17,430		Carter's, Inc.	1,579,855	0.1
24,867	@,L	Charter Communications, Inc.	4,372,862	0.2
10,300	@	Chipotle Mexican Grill, Inc.	7,418,575	0.4
11,758		Choice Hotels International, Inc.	560,269	0.0
38,442		Cinemark Holdings, Inc.	1,248,981	0.1
12,319		Clear Channel Outdoor Holdings, Inc.	87,834	0.0
91,658		Coach, Inc.	2,651,666	0.1
27,596		Coty, Inc - Class A	746,748	0.0
25,500		CST Brands, Inc.	858,330	0.0
41,732		Darden Restaurants, Inc.	2,860,311	0.2
95,788	@	Delphi Automotive PLC	7,283,720	0.4
30,523		Dick's Sporting Goods, Inc.	1,514,246	0.1
7,450		Dillard's, Inc.	651,055	0.0
51,651	L	Discovery Communications, Inc. - Class A	1,344,476	0.1
90,967		Discovery Communications, Inc. - Class C	2,209,588	0.1
100,753		Dollar General Corp.	7,298,547	0.4
76,382		Dollar Tree, Inc.	5,091,624	0.3
18,311		Domino's Pizza, Inc.	1,975,940	0.1
108,903		D.R. Horton, Inc.	3,197,392	0.2
24,327		DSW, Inc.	615,716	0.0
31,926		Dunkin' Brands Group, Inc.	1,564,374	0.1
32,719		Expedia, Inc.	3,850,372	0.2
20,390		Extended Stay America, Inc.	342,144	0.0
46,396		Foot Locker, Inc.	3,339,120	0.2
13,964		Fossil Group, Inc.	780,308	0.0
35,552	L	GameStop Corp.	1,465,098	0.1
37,630		Gannett Co., Inc.	554,290	0.0
79,056		Gap, Inc.	2,253,096	0.1
39,295	@	Garmin Ltd.	1,409,905	0.1
97,598		Gentex Corp.	1,512,769	0.1
50,492		Genuine Parts Co.	4,185,282	0.2
28,730		GNC Holdings, Inc.	1,161,267	0.1
89,540		Goodyear Tire & Rubber Co.	2,626,208	0.1
29,603	@,L	GoPro, Inc.	924,206	0.1
1,157		Graham Holdings Co.	667,589	0.0
164,297	@,L	Groupon, Inc.	535,608	0.0
91,313		H&R Block, Inc.	3,305,531	0.2
133,252		Hanesbrands, Inc.	3,856,313	0.2
69,048		Harley-Davidson, Inc.	3,790,735	0.2
23,605		Harman International Industries, Inc.	2,265,844	0.1
36,954		Hasbro, Inc.	2,665,862	0.1
172,311		Hilton Worldwide Holdings, Inc.	3,952,814	0.2
31,492	@	HomeAway, Inc.	835,798	0.0
11,298	@	Hyatt Hotels Corp.	532,136	0.0
31,233	@	International Game Technology PLC	478,802	0.0
136,991		Interpublic Group of Cos., Inc.	2,620,638	0.1
70,019		Jarden Corp.	3,422,529	0.2
101,223	L	JC Penney Co., Inc.	940,362	0.1
15,361		John Wiley & Sons, Inc.	768,511	0.0
42,350		Kate Spade & Co.	809,308	0.0
67,279		Kohl's Corp.	3,115,690	0.2
82,092		L Brands, Inc.	7,398,952	0.4
25,797		Lear Corp.	2,806,198	0.1
45,708		Leggett & Platt, Inc.	1,885,455	0.1
57,691		Lennar Corp. - Class A	2,776,668	0.1
3,296		Lennar Corp. - Class B	130,522	0.0
8,669		Liberty Broadband Corp. - A	445,933	0.0
22,013		Liberty Broadband Corp. - C	1,126,405	0.1
156,779		Liberty Interactive Corp. QVC Group	4,112,313	0.2
34,682		Liberty Media Corp. - A	1,238,841	0.1
66,525		Liberty Media Corp. - C	2,292,451	0.1
47,014		Liberty Ventures	1,897,015	0.1
31,485	@,L	Lions Gate Entertainment Corp.	1,158,648	0.1
48,310	@	Live Nation, Inc.	1,161,372	0.1
100,915		LKQ Corp.	2,861,949	0.2
37,008		Lululemon Athletica, Inc.	1,874,455	0.1
113,325		Macy's, Inc.	5,815,839	0.3
20,397	@	The Madison Square Garden, Inc.	1,471,440	0.1
69,510		Marriott International, Inc.	4,740,582	0.2
112,243		Mattel, Inc.	2,363,838	0.1
90,799		McGraw-Hill Cos., Inc.	7,854,113	0.4
147,742		MGM Resorts International	2,725,840	0.1
65,918	@	Michael Kors Holdings Ltd.	2,784,376	0.1
20,792	@	Michaels Cos, Inc.	480,295	0.0
20,480		Mohawk Industries, Inc.	3,723,059	0.2
6,329		Morningstar, Inc.	507,966	0.0
15,016	@	Murphy USA, Inc.	825,129	0.0
89,141		Newell Rubbermaid, Inc.	3,539,789	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
127,246		News Corp - Class A	$1,605,845	0.1
40,110		News Corp - Class B	514,210	0.0
46,562		Nordstrom, Inc.	3,338,961	0.2
43,588	@	Norwegian Cruise Line Holdings Ltd.	2,497,592	0.1
1,349	@	NVR, Inc.	2,057,522	0.1
181,602		Office Depot, Inc.	1,165,885	0.1
81,050		Omnicom Group, Inc.	5,341,195	0.3
33,504		O'Reilly Automotive, Inc.	8,376,000	0.4
70,142	@	Pandora Media, Inc.	1,496,830	0.1
8,401		Panera Bread Co.	1,624,837	0.1
14,124		Penske Auto Group, Inc.	684,167	0.0
22,048		Polaris Industries, Inc.	2,642,894	0.1
120,957		Pulte Group, Inc.	2,282,459	0.1
27,424		PVH Corp.	2,795,603	0.1
19,848		Ralph Lauren Corp.	2,345,240	0.1
27,459	L	Regal Entertainment Group	513,209	0.0
137,274		Ross Stores, Inc.	6,653,671	0.3
57,056	@	Royal Caribbean Cruises Ltd.	5,083,119	0.3
52,310		Sally Beauty Holdings, Inc.	1,242,362	0.1
30,322		Scripps Networks Interactive - Class A	1,491,539	0.1
4,508	L	Sears Holding Corp.	101,881	0.0
67,042		Service Corp. International	1,816,838	0.1
34,085	@	ServiceMaster Global Holdings, Inc.	1,143,552	0.1
26,631	@	Signet Jewelers Ltd.	3,625,278	0.2
762,494		Sirius XM Holdings, Inc.	2,851,728	0.1
23,852		Six Flags Entertainment Corp.	1,091,945	0.1
13,574	@	Skechers USA, Inc.	1,820,002	0.1
212,535		Staples, Inc.	2,493,036	0.1
56,691		Starwood Hotels & Resorts Worldwide, Inc.	3,768,818	0.2
28,614		Starz	1,068,447	0.1
75,259		TEGNA, Inc.	1,685,049	0.1
20,245		Tempur Sealy International, Inc.	1,446,100	0.1
15,118		Thor Industries, Inc.	783,112	0.0
37,472		Tiffany & Co.	2,893,588	0.2
58,264		Toll Brothers, Inc.	1,994,959	0.1
12,850	@	TopBuild Corp.	397,964	0.0
45,260		Tractor Supply Co.	3,816,323	0.2
26,750		Tribune Co.	952,300	0.1
37,209	@	TripAdvisor, Inc.	2,344,911	0.1
16,536		Tupperware Corp.	818,367	0.0
21,313		Ulta Salon Cosmetics & Fragrance, Inc.	3,481,479	0.2
59,262		Under Armour, Inc.	5,735,376	0.3
30,557		Urban Outfitters, Inc.	897,765	0.0
21,190	@	Vista Outdoor, Inc.	941,472	0.1
13,413	@	Visteon Corp.	1,357,932	0.1
71,859		Wendy's Company	621,580	0.0
26,090		Whirlpool Corp.	3,842,013	0.2
30,403		Williams-Sonoma, Inc.	2,321,269	0.1
39,825		Wyndham Worldwide Corp.	2,863,417	0.2
26,961		Wynn Resorts Ltd.	1,432,168	0.1
			336,089,706	17.3

		Consumer Staples: 5.9%
144,338		Avon Products, Inc.	469,098	0.0
12,907	@	Blue Buffalo Pet Products, Inc.	231,164	0.0
9,072		Brown-Forman Corp. - Class A	970,613	0.1
41,830		Brown-Forman Corp. - Class B	4,053,327	0.2
47,642		Bunge Ltd.	3,492,159	0.2
57,763		Campbell Soup Co.	2,927,429	0.2
43,417		Church & Dwight Co., Inc.	3,642,686	0.2
43,518		Clorox Co.	5,027,635	0.3
77,292		Coca-Cola Enterprises, Inc.	3,737,068	0.2
141,673		ConAgra Foods, Inc.	5,739,173	0.3
54,270		Constellation Brands, Inc.	6,795,147	0.4
63,607		Dr Pepper Snapple Group, Inc.	5,028,133	0.3
20,631		Edgewell Personal Care Co.	1,683,490	0.1
20,631		Energizer Holdings, Inc.	798,626	0.0
57,735		Flowers Foods, Inc.	1,428,364	0.1
34,037		Hain Celestial Group, Inc.	1,756,309	0.1
24,299	@,L	Herbalife Ltd.	1,324,296	0.1
48,330		Hershey Co.	4,440,560	0.2
44,393		Hormel Foods Corp.	2,810,521	0.1
23,647		Ingredion, Inc.	2,064,620	0.1
39,698		JM Smucker Co.	4,529,145	0.2
82,848		Kellogg Co.	5,513,534	0.3
42,872		Keurig Green Mountain, Inc.	2,235,346	0.1
42,393		McCormick & Co., Inc.	3,483,857	0.2
67,197		Mead Johnson Nutrition Co.	4,730,669	0.2
45,746		Molson Coors Brewing Co.	3,797,833	0.2
49,633		Monster Beverage Corp.	6,707,404	0.3
19,451	L	Nu Skin Enterprises, Inc.	802,937	0.0
21,191	L	Pilgrim's Pride Corp.	440,349	0.0
38,667		Pinnacle Foods, Inc.	1,619,374	0.1
328,043		Rite Aid Corp.	1,991,221	0.1
8,385		Spectrum Brands Holdings, Inc.	767,311	0.0
50,866	@	Sprouts Farmers Market, Inc.	1,073,273	0.1
196,979		Sysco Corp.	7,676,272	0.4
97,783		Tyson Foods, Inc.	4,214,447	0.2
58,095	@	WhiteWave Foods Co.	2,332,514	0.1
118,859		Whole Foods Market, Inc.	3,761,887	0.2
			114,097,791	5.9

		Energy: 4.8%
23,127	@,L	Antero Resources Corp.	489,367	0.0
137,212		Cabot Oil & Gas Corp.	2,999,454	0.2
107,412		California Resources Corp.	279,271	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
63,499		Cameron International Corp.	$3,893,759	0.2
78,482		Cheniere Energy, Inc.	3,790,681	0.2
194,615	L	Chesapeake Energy Corp.	1,426,528	0.1
31,374		Cimarex Energy Co.	3,215,207	0.2
121,644	@	Cobalt International Energy, Inc.	861,239	0.1
105,289		Columbia Pipeline Group, Inc.	1,925,736	0.1
39,814	@	Concho Resources, Inc./Midland TX	3,913,716	0.2
75,911		Consol Energy, Inc.	743,928	0.0
28,434		Continental Resources, Inc.	823,733	0.0
5,328		CVR Energy, Inc.	218,714	0.0
121,808		Denbury Resources, Inc.	297,211	0.0
21,302		Diamond Offshore Drilling	368,525	0.0
22,080	@	Diamondback Energy, Inc.	1,426,368	0.1
12,921		Dril-Quip, Inc.	752,261	0.0
77,726	@	Ensco PLC	1,094,382	0.1
11,536	@,L	EP Energy Corp.	59,410	0.0
50,541		EQT Corp.	3,273,541	0.2
76,605		FMC Technologies, Inc.	2,374,755	0.1
11,830		Frank's International N.V.	181,354	0.0
29,829	@	Golar LNG Ltd.	831,633	0.0
35,881		Gulfport Energy Corp.	1,064,948	0.1
31,988		Helmerich & Payne, Inc.	1,511,753	0.1
83,643		Hess Corp.	4,187,169	0.2
64,592		HollyFrontier Corp.	3,154,673	0.2
53,822	@	Kosmos Energy, LLC	300,327	0.0
40,854	@	Laredo Petroleum, Inc.	385,253	0.0
223,914		Marathon Oil Corp.	3,448,276	0.2
27,392	@,L	Memorial Resource Development Corp.	481,551	0.0
59,041		Murphy Oil Corp.	1,428,792	0.1
109,595	@	Nabors Industries Ltd.	1,035,673	0.1
128,674		National Oilwell Varco, Inc.	4,844,576	0.3
54,009		Newfield Exploration Co.	1,776,896	0.1
80,271	@,L	Noble Corp. PLC	875,757	0.1
142,361		Noble Energy, Inc.	4,296,455	0.2
32,758		Oceaneering International, Inc.	1,286,734	0.1
69,256		Oneok, Inc.	2,230,043	0.1
48,705		Patterson-UTI Energy, Inc.	639,984	0.0
28,542		PBF Energy, Inc.	805,741	0.0
49,530		Pioneer Natural Resources Co.	6,024,829	0.3
58,607		QEP Resources, Inc.	734,346	0.0
56,089		Range Resources Corp.	1,801,579	0.1
24,184	@	Rice Energy, Inc.	390,813	0.0
41,390		Rowan Companies PLC	668,448	0.0
19,690		RPC, Inc.	174,256	0.0
22,381		SM Energy Co.	717,087	0.0
19,622	@,L	Solar City	838,056	0.0
127,575		Southwestern Energy Co.	1,618,927	0.1
49,913		Superior Energy Services	630,401	0.0
18,586		Targa Resources Corp.	957,551	0.1
15,477		Teekay Corp.	458,738	0.0
41,745		Tesoro Corp.	4,059,284	0.2
257,024	@	Weatherford International PLC	2,179,564	0.1
67,718		Whiting Petroleum Corp.	1,034,054	0.1
23,948		World Fuel Services Corp.	857,338	0.1
77,876	@	WPX Energy, Inc.	515,539	0.0
			92,656,184	4.8

		Financials: 22.2%
18,155		Affiliated Managers Group, Inc.	3,104,323	0.2
23,899		Alexandria Real Estate Equities, Inc.	2,023,528	0.1
5,308		Alleghany Corp.	2,484,728	0.1
31,664		Allied World Assurance Co. Holdings Ltd.	1,208,615	0.1
159,738		Ally Financial, Inc.	3,255,460	0.2
37,256		American Campus Communities, Inc.	1,350,157	0.1
117,037		American Capital Agency Corp.	2,188,592	0.1
22,879		American Financial Group, Inc.	1,576,592	0.1
54,964		American Homes 4 Rent	883,821	0.0
2,473		American National Insurance	241,464	0.0
60,173		Ameriprise Financial, Inc.	6,566,680	0.3
12,731		Amtrust Financial Services, Inc.	801,798	0.0
314,400		Annaly Capital Management, Inc.	3,103,128	0.2
93,500	@	Aon PLC	8,285,035	0.4
51,845		Apartment Investment & Management Co.	1,919,302	0.1
58,195		Apple Hospitality REIT, Inc.	1,080,681	0.1
41,147		Arch Capital Group Ltd.	3,023,070	0.2
55,718		Arthur J. Gallagher & Co.	2,300,039	0.1
11,777		Artisan Partners Asset Management, Inc.	414,904	0.0
20,442	@	Aspen Insurance Holdings Ltd.	949,940	0.0
50,599		Associated Banc-Corp.	909,264	0.0
22,531		Assurant, Inc.	1,780,174	0.1
50,062	@	Assured Guaranty Ltd.	1,251,550	0.1
43,853		AvalonBay Communities, Inc.	7,666,381	0.4
33,483	@	Axis Capital Holdings Ltd.	1,798,707	0.1
14,470		Bank of Hawaii Corp.	918,700	0.0
34,307		BankUnited, Inc.	1,226,475	0.1
67,533		BioMed Realty Trust, Inc.	1,349,309	0.1
9,368	L	BOK Financial Corp.	606,203	0.0
50,893		Boston Properties, Inc.	6,025,731	0.3
59,671		Brandywine Realty Trust	735,147	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
57,404		Brixmor Property Group, Inc.	$1,347,846	0.1
38,436		Brown & Brown, Inc.	1,190,363	0.1
28,810		Camden Property Trust	2,129,059	0.1
27,443		Care Capital Properties, Inc.	903,698	0.0
55,398		CBL & Associates Properties, Inc.	761,723	0.0
27,692		CBOE Holdings, Inc.	1,857,579	0.1
94,888		CBRE Group, Inc.	3,036,416	0.2
68,202		Chimera Investment Corp.	911,861	0.0
54,526		Cincinnati Financial Corp.	2,933,499	0.1
57,741		CIT Group, Inc.	2,311,372	0.1
103,460		Citizens Financial Group, Inc.	2,468,556	0.1
15,950		City National Corp.	1,404,557	0.1
9,193		CNA Financial Corp.	321,112	0.0
41,495		Columbia Property Trust, Inc.	962,684	0.0
59,054		Comerica, Inc.	2,427,119	0.1
27,321		Commerce Bancshares, Inc.	1,244,745	0.1
40,022		Communications Sales & Leasing, Inc.	716,394	0.0
31,363		Corporate Office Properties Trust SBI MD	659,564	0.0
38,822		Corrections Corp. of America	1,146,802	0.1
2,820	L	Credit Acceptance Corp.	555,173	0.0
110,724		Crown Castle International Corp.	8,732,802	0.4
17,984		Cullen/Frost Bankers, Inc.	1,143,423	0.1
100,479		DDR Corp.	1,545,367	0.1
45,051		Digital Realty Trust, Inc.	2,942,731	0.2
48,390		Douglas Emmett, Inc.	1,389,761	0.1
114,469		Duke Realty Corp.	2,180,634	0.1
96,179		E*Trade Financial Corp.	2,532,393	0.1
47,721		East-West Bancorp., Inc.	1,833,441	0.1
39,089		Eaton Vance Corp.	1,306,354	0.1
36,960		Empire State Realty Trust, Inc.	629,429	0.0
20,646	@	Endurance Specialty Holdings Ltd.	1,260,025	0.1
18,884		Equinix, Inc.	5,162,886	0.3
43,037		Equity Commonwealth	1,172,328	0.1
27,947		Equity Lifestyle Properties, Inc.	1,636,856	0.1
8,054		Erie Indemnity Co.	667,999	0.0
21,681		Essex Property Trust, Inc.	4,843,969	0.2
14,740	@	Everest Re Group Ltd.	2,555,032	0.1
40,733		Extra Space Storage, Inc.	3,142,958	0.2
22,785		Federal Realty Investment Trust	3,109,013	0.2
31,096		Federated Investors, Inc.	898,674	0.0
268,693		Fifth Third Bancorp	5,080,985	0.3
77,463		First Horizon National Corp.	1,098,425	0.1
117,792		First Niagara Financial Group, Inc.	1,202,656	0.1
47,190		First Republic Bank/San Francisco CA	2,962,116	0.2
93,040		FNF Group	3,300,129	0.2
72,455		Forest City Enterprises, Inc.	1,458,519	0.1
29,266		Gaming and Leisure Properties, Inc.	869,200	0.0
191,428		General Growth Properties, Inc.	4,971,385	0.3
165,007		Genworth Financial, Inc.	762,332	0.0
14,670		Hanover Insurance Group, Inc.	1,139,859	0.1
139,310		Hartford Financial Services Group, Inc.	6,377,612	0.3
31,749		HCC Insurance Holdings, Inc.	2,459,595	0.1
153,160		HCP, Inc.	5,705,210	0.3
41,535		Healthcare Trust of America, Inc.	1,018,023	0.1
19,214		Home Properties, Inc.	1,436,247	0.1
49,749		Hospitality Properties Trust	1,272,579	0.1
251,356		Host Hotels & Resorts, Inc.	3,973,938	0.2
13,173	@	Howard Hughes Corp.	1,511,470	0.1
175,670		Hudson City Bancorp., Inc.	1,786,564	0.1
268,227		Huntington Bancshares, Inc.	2,843,206	0.1
19,099		Interactive Brokers Group, Inc.	753,838	0.0
36,927		Intercontinental Exchange, Inc.	8,677,476	0.4
142,886		Invesco Ltd.	4,462,330	0.2
69,851		Iron Mountain, Inc.	2,166,778	0.1
14,884		Jones Lang LaSalle, Inc.	2,139,873	0.1
281,423		Keycorp	3,661,313	0.2
29,211		Kilroy Realty Corp.	1,903,389	0.1
136,930		Kimco Realty Corp.	3,345,200	0.2
26,866		Lamar Advertising Co.	1,401,868	0.1
41,803	@	Lazard Ltd.	1,810,070	0.1
32,403		Legg Mason, Inc.	1,348,289	0.1
109,006		Leucadia National Corp.	2,208,462	0.1
49,581		Liberty Property Trust	1,562,297	0.1
83,940		Lincoln National Corp.	3,983,792	0.2
103,280		Loews Corp.	3,732,539	0.2
27,352	L	LPL Financial Holdings, Inc.	1,087,789	0.1
44,113		M&T Bank Corp.	5,379,580	0.3
52,503		Macerich Co.	4,033,280	0.2
4,627		Markel Corp.	3,710,206	0.2
8,979		Mercury General Corp.	453,529	0.0
122,876		MFA Mortgage Investments, Inc.	836,786	0.0
24,997		Mid-America Apartment Communities, Inc.	2,046,504	0.1
58,889		Moody's Corp.	5,782,900	0.3
37,297		MSCI, Inc. - Class A	2,217,680	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
38,406		Nasdaq Stock Market, Inc.	$2,048,192	0.1
44,457		National Retail Properties, Inc.	1,612,455	0.1
129,057		Navient Corp.	1,450,601	0.1
147,388		New York Community Bancorp., Inc.	2,661,827	0.1
77,420		Northern Trust Corp.	5,276,947	0.3
64,306		NorthStar Asset Management Group, Inc./New York	923,434	0.0
121,040		NorthStar Realty Finance Corp.	1,494,844	0.1
86,640		Old Republic International Corp.	1,355,050	0.1
60,619		Omega Healthcare Investors, Inc.	2,130,758	0.1
45,583		Outfront Media, Inc.	948,126	0.0
33,791		PacWest Bancorp	1,446,593	0.1
59,247		Paramount Group, Inc.	995,350	0.0
15,836		PartnerRe Ltd.	2,199,304	0.1
102,546		People's United Financial, Inc.	1,613,049	0.1
51,219		Piedmont Office Realty Trust, Inc.	916,308	0.0
58,264		Plum Creek Timber Co., Inc.	2,302,011	0.1
34,336	@	Popular, Inc.	1,037,977	0.1
18,112		Post Properties, Inc.	1,055,748	0.1
97,662		Principal Financial Group, Inc.	4,623,319	0.2
18,251		ProAssurance Corp.	895,577	0.0
194,644		Progressive Corp.	5,963,892	0.3
173,851		ProLogis, Inc.	6,762,804	0.3
42,387		Raymond James Financial, Inc.	2,103,667	0.1
42,088		Rayonier, Inc.	928,882	0.0
48,611	@	Realogy Holdings Corp.	1,829,232	0.1
77,144		Realty Income Corp.	3,655,854	0.2
31,292		Regency Centers Corp.	1,944,798	0.1
444,658		Regions Financial Corp.	4,006,369	0.2
21,961		Reinsurance Group of America, Inc.	1,989,447	0.1
15,278	@	RenaissanceRe Holdings Ltd.	1,624,357	0.1
78,686		Retail Properties of America, Inc.	1,108,686	0.1
29,471		Santander Consumer USA Holdings, Inc.	601,798	0.0
46,216		SEI Investments Co.	2,228,998	0.1
77,965		Senior Housing Properties Trust	1,263,033	0.1
16,810	@	Signature Bank	2,312,384	0.1
33,037		SL Green Realty Corp.	3,573,282	0.2
141,220		SLM Corp.	1,045,028	0.1
146,449		Spirit Realty Capital, Inc.	1,338,544	0.1
17,290	@	Springleaf Holdings, Inc.	755,919	0.0
14,003		Stancorp Financial Group, Inc.	1,599,143	0.1
78,998		Starwood Property Trust, Inc.	1,621,039	0.1
171,254		SunTrust Bank	6,548,753	0.3
16,999		SVB Financial Group	1,964,064	0.1
42,612	@	Synchrony Financial	1,333,756	0.1
44,190		Synovus Financial Corp.	1,308,024	0.1
86,449		T. Rowe Price Group, Inc.	6,008,206	0.3
31,794		Tanger Factory Outlet Centers, Inc.	1,048,248	0.1
20,505		Taubman Centers, Inc.	1,416,485	0.1
56,039		TCF Financial Corp.	849,551	0.0
88,578		TD Ameritrade Holding Corp.	2,820,324	0.1
21,893		TFS Financial Corp.	377,654	0.0
41,836		Torchmark Corp.	2,359,550	0.1
121,611		Two Harbors Investment Corp.	1,072,609	0.1
85,918		UDR, Inc.	2,962,453	0.2
48,329	L	United States Steel Corp.	503,588	0.0
82,775		Unum Group	2,655,422	0.1
28,060		Validus Holdings Ltd.	1,264,664	0.1
109,769		Ventas, Inc.	6,153,650	0.3
300,289		VEREIT, Inc.	2,318,231	0.1
62,459		Vornado Realty Trust	5,647,543	0.3
75,958	**	Voya Financial, Inc.	2,944,892	0.2
27,959		Waddell & Reed Financial, Inc.	972,134	0.0
41,106		Weingarten Realty Investors	1,361,020	0.1
118,162		Welltower, Inc.	8,001,931	0.4
171,760		Weyerhaeuser Co.	4,695,918	0.2
1,988		White Mountains Insurance Group Ltd.	1,485,632	0.1
34,614		WP Carey, Inc.	2,001,035	0.1
61,470		WP GLIMCHER, Inc.	716,740	0.0
32,257		WR Berkley Corp.	1,753,813	0.1
101,726	@	XL Group Plc	3,694,688	0.2
67,414		Zions Bancorp.	1,856,582	0.1
			432,283,299	22.2

		Health Care: 9.5%
17,146	@	Acadia Healthcare Co., Inc.	1,136,265	0.1
110,472		Agilent Technologies, Inc.	3,792,504	0.2
8,572	@	Agios Pharmaceuticals, Inc.	605,097	0.0
26,005		Akorn, Inc.	741,273	0.0
28,242	@	Alere, Inc.	1,359,852	0.1
26,789	@	Align Technology, Inc.	1,520,544	0.1
49,308		Alkermes PLC	2,892,900	0.1
59,999		Allscripts Healthcare Solutions, Inc.	743,988	0.0
24,615	@	Alnylam Pharmaceuticals, Inc.	1,978,061	0.1
72,880		AmerisourceBergen Corp.	6,922,871	0.4
12,790	@,L	Athenahealth, Inc.	1,705,546	0.1
53,192	@	BioMarin Pharmaceutical, Inc.	5,602,181	0.3
6,854		Bio-Rad Laboratories, Inc.	920,561	0.0
12,326		Bio-Techne Corp.	1,139,662	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
11,867	@	Bluebird Bio, Inc.	$1,015,222	0.1
444,765		Boston Scientific Corp.	7,298,594	0.4
61,089		Brookdale Senior Living, Inc.	1,402,603	0.1
36,834	@	Bruker BioSciences Corp.	605,183	0.0
39,450		Centene Corp.	2,139,374	0.1
99,412		Cerner Corp.	5,960,744	0.3
15,712	@	Charles River Laboratories International, Inc.	998,026	0.1
39,158		Community Health Systems, Inc.	1,674,788	0.1
16,020		Cooper Cos., Inc.	2,384,737	0.1
24,631		CR Bard, Inc.	4,589,002	0.2
58,528		DaVita, Inc.	4,233,330	0.2
46,384		Dentsply International, Inc.	2,345,639	0.1
26,307	@	DexCom, Inc.	2,258,719	0.1
35,682		Edwards Lifesciences Corp.	5,072,910	0.3
69,070	@	Endo International PLC	4,785,170	0.2
61,585	@	Envision Healthcare Holdings, Inc.	2,265,712	0.1
25,591	@	Health Net, Inc.	1,541,090	0.1
27,741		Henry Schein, Inc.	3,681,786	0.2
18,797		Hill-Rom Holdings, Inc.	977,256	0.0
81,573		Hologic, Inc.	3,191,951	0.2
31,049		Idexx Laboratories, Inc.	2,305,388	0.1
44,343	@	IMS Health Holdings, Inc.	1,290,381	0.1
51,902		Incyte Corp., Ltd.	5,726,348	0.3
8,647	@	Inovalon Holdings, Inc.	180,117	0.0
5,292	@,L	Intercept Pharmaceuticals, Inc.	877,731	0.0
15,358	L	Intrexon Corp.	488,384	0.0
12,228		Intuitive Surgical, Inc.	5,619,744	0.3
39,715	@,L	Isis Pharmaceuticals, Inc.	1,605,280	0.1
20,259	@	Jazz Pharmaceuticals PLC	2,690,598	0.1
4,076	@,L	Juno Therapeutics, Inc.	165,852	0.0
33,308		Laboratory Corp. of America Holdings	3,612,919	0.2
14,700	@	LifePoint Hospitals, Inc.	1,042,230	0.1
38,807	@	Mallinckrodt PLC - W/I	2,481,320	0.1
52,213		Medivation, Inc.	2,219,053	0.1
31,028		Mednax, Inc.	2,382,640	0.1
9,279	@	Mettler Toledo International, Inc.	2,642,102	0.1
100,395	@,L	Opko Health, Inc.	844,322	0.0
28,565		Patterson Cos., Inc.	1,235,436	0.1
37,552		PerkinElmer, Inc.	1,725,890	0.1
48,525	@	Perrigo Co. PLC	7,631,527	0.4
12,479	@	Premier, Inc.	428,903	0.0
8,297	@	Puma Biotechnology, Inc.	625,262	0.0
76,973	@	Qiagen NV	1,985,903	0.1
47,651		Quest Diagnostics, Inc.	2,929,107	0.2
26,268	@	Quintiles Transnational Holdings, Inc.	1,827,465	0.1
46,751		Resmed, Inc.	2,382,431	0.1
34,992	@	Seattle Genetics, Inc.	1,349,292	0.1
18,431		Sirona Dental Systems, Inc.	1,720,350	0.1
93,280		St. Jude Medical, Inc.	5,885,035	0.3
13,778		Teleflex, Inc.	1,711,365	0.1
32,917		Tenet Healthcare Corp.	1,215,296	0.1
15,334		United Therapeutics Corp.	2,012,434	0.1
30,462		Universal Health Services, Inc.	3,801,962	0.2
33,108		Varian Medical Systems, Inc.	2,442,708	0.1
27,257		VCA, Inc.	1,435,081	0.1
23,560	@	Veeva Systems, Inc.	551,540	0.0
10,008	@	VWR Corp.	257,106	0.0
27,434		Waters Corp.	3,242,973	0.2
56,531		Zimmer Biomet Holdings, Inc.	5,309,957	0.3
165,862		Zoetis, Inc.	6,830,197	0.4
			184,194,770	9.5

		Industrials: 12.5%
14,409		Acuity Brands, Inc.	2,529,932	0.1
56,828		ADT Corp.	1,699,157	0.1
49,888	@	Aecom Technology Corp.	1,372,419	0.1
25,163		AGCO Corp.	1,173,351	0.1
34,031		Air Lease Corp.	1,052,239	0.1
43,006		Alaska Air Group, Inc.	3,416,827	0.2
31,741	@	Allegion Public Ltd.	1,830,186	0.1
59,605		Allison Transmission Holdings, Inc.	1,590,857	0.1
2,422		Amerco, Inc.	952,984	0.0
80,124		Ametek, Inc.	4,192,088	0.2
24,628		AO Smith Corp.	1,605,499	0.1
12,990		Armstrong World Industries, Inc.	620,143	0.0
35,106		Avis Budget Group, Inc.	1,533,430	0.1
18,258	@	Babcock & Wilcox Enterprises, Inc.	306,734	0.0
35,220		BE Aerospace, Inc.	1,546,158	0.1
35,493		BWX Technologies, Inc.	935,595	0.0
21,592		Carlisle Cos., Inc.	1,886,709	0.1
48,381		CH Robinson Worldwide, Inc.	3,279,264	0.2
32,498	@,L	Chicago Bridge & Iron Co. NV	1,288,871	0.1
31,650		Cintas Corp.	2,713,987	0.1
19,463		Clean Harbors, Inc.	855,788	0.0
33,315	@	Colfax Corp.	996,452	0.1
10,920	@,L	Copa Holdings S.A.	457,876	0.0
41,974		Copart, Inc.	1,380,945	0.1
10,752	@	CoStar Group, Inc.	1,860,741	0.1
37,966		Covanta Holding Corp.	662,507	0.0
15,963		Crane Co.	744,035	0.0
45,299		Donaldson Co., Inc.	1,271,996	0.1
53,207		Dover Corp.	3,042,376	0.2
11,955		Dun & Bradstreet Corp.	1,255,275	0.1
39,480		Equifax, Inc.	3,836,666	0.2
63,455		Expeditors International Washington, Inc.	2,985,558	0.2
97,519		Fastenal Co.	3,570,171	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
44,604		Flowserve Corp.	$1,835,009	0.1
48,626		Fluor Corp.	2,059,311	0.1
52,888		Fortune Brands Home & Security, Inc.	2,510,593	0.1
14,564		GATX Corp.	643,001	0.0
17,608		Genesee & Wyoming, Inc.	1,040,281	0.1
19,467		Graco, Inc.	1,304,873	0.1
56,548	@	HD Supply Holdings, Inc	1,618,404	0.1
134,652	@	Hertz Global Holdings, Inc.	2,252,728	0.1
31,970		Hexcel Corp.	1,434,174	0.1
19,194		Hubbell, Inc.	1,630,530	0.1
16,135		Huntington Ingalls Industries, Inc.	1,728,865	0.1
25,858		IDEX Corp.	1,843,675	0.1
22,824	@	IHS, Inc.	2,647,584	0.1
87,820	@	Ingersoll-Rand PLC - Class A	4,458,621	0.2
29,592		ITT Corp.	989,261	0.1
41,663		Jacobs Engineering Group, Inc.	1,559,446	0.1
30,514		JB Hunt Transport Services, Inc.	2,178,700	0.1
103,925		JetBlue Airways Corp.	2,678,147	0.1
32,304		Joy Global, Inc.	482,299	0.0
36,673		Kansas City Southern	3,332,842	0.2
47,029		KAR Auction Services, Inc.	1,669,529	0.1
47,856		KBR, Inc.	797,281	0.0
26,300		Kennametal, Inc.	654,607	0.0
18,509		Kirby Corp.	1,146,633	0.1
27,323		L-3 Communications Holdings, Inc.	2,855,800	0.1
14,734		Landstar System, Inc.	935,167	0.0
13,421		Lennox International, Inc.	1,521,002	0.1
25,076		Lincoln Electric Holdings, Inc.	1,314,735	0.1
22,928		Macquarie Infrastructure Co. LLC	1,711,804	0.1
45,167	L	Manitowoc Co., Inc.	677,505	0.0
25,951		Manpower, Inc.	2,125,127	0.1
115,646		Masco Corp.	2,911,966	0.2
19,019		Middleby Corp.	2,000,609	0.1
15,792		MSC Industrial Direct Co.	963,786	0.1
122,102	@	Nielsen NV	5,429,876	0.3
20,182		Nordson Corp.	1,270,255	0.1
35,557	@,L	NOW, Inc./DE	526,244	0.0
23,154		Old Dominion Freight Line	1,412,394	0.1
20,076		Orbital ATK, Inc.	1,442,862	0.1
25,946		Oshkosh Corp.	942,618	0.0
39,145		Owens Corning, Inc.	1,640,567	0.1
117,703		Paccar, Inc.	6,140,565	0.3
46,006		Parker Hannifin Corp.	4,476,384	0.2
59,595	@	Pentair PLC	3,041,729	0.2
66,908		Pitney Bowes, Inc.	1,328,124	0.1
67,841		Quanta Services, Inc.	1,642,431	0.1
14,865		Regal-Beloit Corp.	839,129	0.0
80,437		Republic Services, Inc.	3,314,004	0.2
44,811		Robert Half International, Inc.	2,292,531	0.1
44,645		Rockwell Automation, Inc.	4,530,128	0.2
43,880		Rockwell Collins, Inc.	3,591,139	0.2
31,496		Rollins, Inc.	846,298	0.0
33,348		Roper Technologies, Inc.	5,225,632	0.3
69,203		RR Donnelley & Sons Co.	1,007,596	0.1
17,686		Ryder System, Inc.	1,309,471	0.1
123,961	@,L	Seadrill LTD	731,370	0.0
19,273		Snap-On, Inc.	2,909,067	0.1
221,705		Southwest Airlines Co.	8,433,658	0.4
46,985	@	Spirit Aerosystems Holdings, Inc.	2,271,255	0.1
24,214	@	Spirit Airlines, Inc.	1,145,322	0.1
13,993		SPX Corp.	166,797	0.0
13,993	@	SPX FLOW, Inc.	481,779	0.0
50,999		Stanley Black & Decker, Inc.	4,945,883	0.3
28,215		Stericycle, Inc.	3,930,632	0.2
34,867		Terex Corp.	625,514	0.0
92,108		Textron, Inc.	3,466,945	0.2
25,773		Timken Co.	708,500	0.0
18,467		Toro Co.	1,302,662	0.1
22,998		Towers Watson & Co.	2,699,505	0.1
17,677		TransDigm Group, Inc.	3,754,772	0.2
10,782	@	TransUnion	270,844	0.0
51,402		Trinity Industries, Inc.	1,165,283	0.1
16,347		Triumph Group, Inc.	687,882	0.0
139,676	@	Tyco International Plc	4,673,559	0.2
126,728		United Continental Holdings, Inc.	6,722,920	0.3
32,170	@	United Rentals, Inc.	1,931,808	0.1
30,396		USG Corp.	809,142	0.0
7,815		Valmont Industries, Inc.	741,565	0.0
56,089	@	Verisk Analytics, Inc.	4,145,538	0.2
18,105		WABCO Holdings, Inc.	1,897,947	0.1
32,052		Wabtec Corp.	2,822,179	0.1
41,092		Waste Connections, Inc.	1,996,249	0.1
8,636		Watsco, Inc.	1,023,193	0.1
14,670	@	Wesco International, Inc.	681,715	0.0
22,201		WW Grainger, Inc.	4,773,437	0.2
60,170		Xylem, Inc.	1,976,584	0.1
			244,104,194	12.5

		Information Technology: 14.4%
37,089	L	3D Systems Corp.	428,378	0.0
167,394		Activision Blizzard, Inc.	5,170,801	0.3
59,237	@	Akamai Technologies, Inc.	4,090,907	0.2
20,585	@	Alliance Data Systems Corp.	5,331,103	0.3
99,886		Altera Corp.	5,002,291	0.3
51,294	@	Amdocs Ltd.	2,917,603	0.1
102,484		Amphenol Corp.	5,222,585	0.3
104,017		Analog Devices, Inc.	5,867,599	0.3
29,782		Ansys, Inc.	2,624,986	0.1
408,578		Applied Materials, Inc.	6,002,011	0.3
11,185	@,L	Arista Networks, Inc.	684,410	0.0
45,123	@	ARRIS Group, Inc.	1,171,844	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
31,743		Arrow Electronics, Inc.	$1,754,753	0.1
138,464		Atmel Corp.	1,117,404	0.1
75,523		Autodesk, Inc.	3,333,585	0.2
45,059		Avnet, Inc.	1,923,118	0.1
7,092	@	Black Knight Financial Services, Inc.	230,845	0.0
33,741		Booz Allen Hamilton Holding Corp.	884,352	0.0
39,769		Broadridge Financial Solutions, Inc. ADR	2,201,214	0.1
138,633		Brocade Communications Systems, Inc.	1,439,011	0.1
104,770		CA, Inc.	2,860,221	0.1
97,094		Cadence Design Systems, Inc.	2,007,904	0.1
53,185		CDK Global, Inc.	2,541,179	0.1
43,752		CDW Corp./DE	1,787,707	0.1
53,175		Citrix Systems, Inc.	3,683,964	0.2
28,905		Cognex Corp.	993,465	0.0
34,911	@	CommScope Holding Co., Inc.	1,048,377	0.1
46,038		Computer Sciences Corp.	2,825,812	0.1
29,928		CoreLogic, Inc.	1,114,219	0.1
34,185	L	Cree, Inc.	828,303	0.0
110,110		Cypress Semiconductor Corp.	938,137	0.0
16,522		Dolby Laboratories, Inc.	538,617	0.0
12,175		DST Systems, Inc.	1,280,080	0.1
14,633	@	EchoStar Corp.	629,658	0.0
104,370		Electronic Arts, Inc.	7,071,068	0.4
23,864		F5 Networks, Inc.	2,763,451	0.1
13,856		Factset Research Systems, Inc.	2,214,327	0.1
94,039		Fidelity National Information Services, Inc.	6,308,136	0.3
45,765	@	FireEye, Inc.	1,456,242	0.1
25,062	@	First Solar, Inc.	1,071,401	0.1
78,554		Fiserv, Inc.	6,803,562	0.3
13,954	@	Fitbit, Inc.	525,926	0.0
30,456	@	FleetCor Technologies, Inc.	4,191,355	0.2
46,486		Flir Systems, Inc.	1,301,143	0.1
47,378		Fortinet, Inc.	2,012,617	0.1
36,880	@	Freescale Semiconductor Holdings Ltd.	1,349,070	0.1
27,544		Gartner, Inc.	2,311,768	0.1
52,775	@	Genpact Ltd.	1,246,018	0.1
22,048		Global Payments, Inc.	2,529,567	0.1
8,040	@,L	GoDaddy, Inc.	202,688	0.0
41,002		Harris Corp.	2,999,296	0.2
24,379		IAC/InterActiveCorp	1,591,217	0.1
51,842		Ingram Micro, Inc.	1,412,176	0.1
91,453		Intuit, Inc.	8,116,454	0.4
11,462		IPG Photonics Corp.	870,768	0.0
64,280		Jabil Circuit, Inc.	1,437,944	0.1
27,129		Jack Henry & Associates, Inc.	1,888,450	0.1
130,986		Juniper Networks, Inc.	3,367,650	0.2
56,066	@	Keysight Technologies, Inc.	1,729,075	0.1
26,670	@,L	King Digital Entertainment Plc	361,112	0.0
53,054		KLA-Tencor Corp.	2,652,700	0.1
52,524		Lam Research Corp.	3,431,393	0.2
22,136		Leidos Holdings, Inc.	914,438	0.0
22,147	@,L	LendingClub Corp.	293,005	0.0
20,336		Lexmark International, Inc.	589,337	0.0
79,443		Linear Technology Corp.	3,205,525	0.2
36,300	@	LinkedIn Corp.	6,901,719	0.4
15,980	@	Lumentum Holdings, Inc.	270,861	0.0
150,285	@	Marvell Technology Group Ltd.	1,360,079	0.1
94,217		Maxim Integrated Products	3,146,848	0.2
69,369		Microchip Technology, Inc.	2,989,110	0.2
58,621		Motorola Solutions, Inc.	4,008,504	0.2
37,298		National Instruments Corp.	1,036,511	0.0
56,231		NCR Corp.	1,279,255	0.1
97,832		NetApp, Inc.	2,895,827	0.1
13,255	@	NetSuite, Inc.	1,112,095	0.1
83,960	@	Nuance Communications, Inc.	1,374,425	0.1
178,480		Nvidia Corp.	4,399,532	0.2
142,389	@	ON Semiconductor Corp.	1,338,457	0.1
24,076	@	Palo Alto Networks, Inc.	4,141,072	0.2
107,636		Paychex, Inc.	5,126,703	0.3
38,147		PTC, Inc.	1,210,786	0.1
49,575	@	Qorvo, Inc.	2,233,354	0.1
40,852	@	Rackspace Hosting, Inc.	1,008,227	0.0
60,816		Red Hat, Inc.	4,371,454	0.2
37,701		Sabre Corp.	1,024,713	0.0
68,967		SanDisk Corp.	3,746,977	0.2
51,023	@	ServiceNow, Inc.	3,543,547	0.2
63,397		Skyworks Solutions, Inc.	5,338,661	0.3
22,126	@	SolarWinds, Inc.	868,224	0.0
22,267		Solera Holdings, Inc.	1,202,418	0.1
41,573	@	Splunk, Inc.	2,301,066	0.1
26,966		SS&C Technologies Holdings, Inc.	1,888,699	0.1
90,378	@	SunEdison, Inc.	648,914	0.0
18,142	@,L	SunPower Corp.	363,566	0.0
225,829		Symantec Corp.	4,396,891	0.2
51,450		Synopsys, Inc.	2,375,961	0.1
16,439	@	Tableau Software, Inc.	1,311,503	0.1
47,108	@	Teradata Corp.	1,364,248	0.1
71,174		Teradyne, Inc.	1,281,844	0.1
54,815		Total System Services, Inc.	2,490,245	0.1
86,075		Trimble Navigation Ltd.	1,413,352	0.1
187,500	@	Twitter, Inc.	5,051,250	0.3
9,482	@	Ultimate Software Group, Inc.	1,697,373	0.1
47,561	@	Vantiv, Inc.	2,136,440	0.1
37,734	@	VeriFone Holdings, Inc.	1,046,364	0.1
34,319		VeriSign, Inc.	2,421,549	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
77,678		Viavi Solutions, Inc.	$417,131	0.0
74,543		Western Digital Corp.	5,921,696	0.3
171,285		Western Union Co.	3,144,793	0.2
12,822	@	WEX, Inc.	1,113,462	0.1
35,194	@	Workday, Inc.	2,423,459	0.1
366,230		Xerox Corp.	3,563,418	0.2
85,816		Xilinx, Inc.	3,638,598	0.2
21,546	@,L	Yelp, Inc.	466,686	0.0
17,160		Zebra Technologies Corp.	1,313,598	0.1
14,595	L	Zillow Group, Inc. - A	419,314	0.0
29,189	@,L	Zillow Group, Inc. - C	788,103	0.0
254,870	@,L	Zynga, Inc.	581,104	0.0
			280,605,308	14.4

		Materials: 5.4%
22,544		Airgas, Inc.	2,013,856	0.1
37,218		Albemarle Corp.	1,641,314	0.1
434,452		Alcoa, Inc.	4,196,806	0.2
36,232		Allegheny Technologies, Inc.	513,770	0.0
20,768		Aptargroup, Inc.	1,369,857	0.1
22,419		Ashland, Inc.	2,255,800	0.1
30,197		Avery Dennison Corp.	1,708,244	0.1
33,461	@	Axalta Coating Systems Ltd.	847,902	0.0
45,734		Ball Corp.	2,844,655	0.1
32,326		Bemis Co., Inc.	1,279,140	0.1
21,055		Cabot Corp.	664,496	0.0
50,838		Celanese Corp.	3,008,084	0.2
78,075		CF Industries Holdings, Inc.	3,505,567	0.2
11,169		Compass Minerals International, Inc.	875,315	0.0
46,190		Crown Holdings, Inc.	2,113,192	0.1
23,686		Cytec Industries, Inc.	1,749,211	0.1
21,133		Domtar Corp.	755,505	0.0
16,665		Eagle Materials, Inc.	1,140,219	0.1
49,317		Eastman Chemical Co.	3,191,796	0.2
44,300		FMC Corp.	1,502,213	0.1
376,906		Freeport-McMoRan, Inc.	3,652,219	0.2
109,119		Graphic Packaging Holding Co.	1,395,632	0.1
67,971		Huntsman Corp.	658,639	0.0
26,834		International Flavors & Fragrances, Inc.	2,770,879	0.1
139,637		International Paper Co.	5,276,882	0.3
22,387		Martin Marietta Materials, Inc.	3,401,705	0.2
115,585		Mosaic Co.	3,595,849	0.2
2,821		NewMarket Corp.	1,007,097	0.0
175,512		Newmont Mining Corp.	2,820,478	0.1
105,872		Nucor Corp.	3,975,494	0.2
53,495		Owens-Illinois, Inc.	1,108,416	0.1
32,481		Packaging Corp. of America	1,954,057	0.1
43,812	@	Platform Specialty Products Corp.	554,222	0.0
24,645		Reliance Steel & Aluminum Co.	1,331,076	0.1
21,501		Royal Gold, Inc.	1,010,117	0.1
44,196		RPM International, Inc.	1,851,370	0.1
14,963		Scotts Miracle-Gro Co.	910,050	0.0
69,722		Sealed Air Corp.	3,268,567	0.2
26,864		Sherwin-Williams Co.	5,984,762	0.3
39,697		Sigma-Aldrich Corp.	5,514,707	0.3
13,473		Silgan Holdings, Inc.	701,135	0.0
33,474		Sonoco Products Co.	1,263,309	0.1
80,218		Steel Dynamics, Inc.	1,378,145	0.1
53,186	@,L	Tahoe Resources, Inc.	411,660	0.0
26,954		Valspar Corp.	1,937,454	0.1
44,010		Vulcan Materials Co.	3,925,692	0.2
13,348		Westlake Chemical Corp.	692,628	0.0
86,675		WestRock Co.	4,458,562	0.2
24,140		WR Grace & Co.	2,246,227	0.1
			106,233,972	5.4

		Telecommunication Services: 0.9%
187,022		CenturyLink, Inc.	4,697,993	0.2
387,582		Frontier Communications Corp.	1,841,014	0.1
95,951		Level 3 Communications, Inc.	4,192,099	0.2
42,946	@	SBA Communications Corp.	4,498,164	0.2
246,405	@,L	Sprint Corp.	946,195	0.1
31,186		Telephone & Data Systems, Inc.	778,403	0.0
4,469		United States Cellular Corp.	158,337	0.0
47,623	@	Zayo Group Holdings, Inc.	1,207,719	0.1
			18,319,924	0.9

		Utilities: 6.1%
226,398		AES Corp.	2,216,436	0.1
39,788		AGL Resources, Inc.	2,428,660	0.1
37,480		Alliant Energy Corp.	2,192,205	0.1
80,494		Ameren Corp.	3,402,481	0.2
59,702		American Water Works Co., Inc.	3,288,386	0.2
58,743		Aqua America, Inc.	1,554,927	0.1
33,513		Atmos Energy Corp.	1,949,786	0.1
123,525	@	Calpine Corp.	1,803,465	0.1
142,720		Centerpoint Energy, Inc.	2,574,669	0.1
91,827		CMS Energy Corp.	3,243,330	0.2
97,161		Consolidated Edison, Inc.	6,495,213	0.3
59,493		DTE Energy Co.	4,781,452	0.2
108,087		Edison International	6,817,047	0.3
26,138		Energen Corp.	1,303,241	0.1
59,556		Entergy Corp.	3,877,096	0.2
105,379		Eversource Energy	5,334,285	0.3
140,006		FirstEnergy Corp.	4,383,588	0.2
51,185		Great Plains Energy, Inc.	1,383,019	0.1
35,636		Hawaiian Electric Industries	1,022,397	0.0
51,491		ITC Holdings Corp.	1,716,710	0.1
64,615		MDU Resources Group, Inc.	1,111,378	0.0
28,007		National Fuel Gas Co.	1,399,790	0.1
105,289		NiSource, Inc.	1,953,111	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
110,636	NRG Energy, Inc.	$1,642,945	0.1
66,208	OGE Energy Corp.	1,811,451	0.1
83,956	Pepco Holdings, Inc.	2,033,414	0.1
36,741	Pinnacle West Capital Corp.	2,356,568	0.1
221,642	PPL Corp.	7,289,805	0.4
167,819	Public Service Enterprise Group, Inc.	7,075,249	0.4
58,293	Questar Corp.	1,131,467	0.1
47,413	SCANA Corp.	2,667,455	0.1
82,134	Sempra Energy	7,944,001	0.4
78,001	TECO Energy, Inc.	2,048,306	0.1
19,641	TerraForm Power, Inc.	279,295	0.0
57,226	UGI Corp.	1,992,609	0.1
27,412	Vectren Corp.	1,151,578	0.1
104,731	WEC Energy Group, Inc.	5,469,053	0.3
46,861	Westar Energy, Inc.	1,801,337	0.1
168,167	Xcel Energy, Inc.	5,954,793	0.3
		118,881,998	6.1

	Total Common Stock
	(Cost $1,189,753,628)	1,927,467,146	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.6%
7,306,044	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $7,306,064, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $7,452,165, due 10/15/15-08/15/45)	7,306,044	0.4
6,043,355	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $6,043,388, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,164,222, due 10/01/15-09/09/49)	6,043,355	0.3
7,306,044	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $7,306,074, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $7,452,165, due 11/30/19-02/15/44)	7,306,044	0.4
7,306,044	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $7,306,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,452,165, due 11/15/15-07/20/65)	7,306,044	0.4
2,800,715	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,800,728, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,857,834, due 01/15/17-02/15/42)	2,800,715	0.1
		30,762,202	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
15,611,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $15,611,000)	15,611,000	0.8

	Total Short-Term Investments
	(Cost $46,373,202)	46,373,202	2.4

	Total Investments in Securities (Cost $1,236,126,830)	$1,973,840,348	101.4
	Liabilities in Excess of Other Assets	(27,574,741)	(1.4)
	Net Assets	$1,946,265,607	100.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
**	Investment in affiliate

Cost for federal income tax purposes is $1,245,329,946.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$846,079,447
Gross Unrealized Depreciation	(117,569,045)

Net Unrealized Appreciation	$728,510,402

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,927,467,146	$–	$–	$1,927,467,146
Short-Term Investments	15,611,000	30,762,202	–	46,373,202
Total Investments, at fair value	$1,943,078,146	$30,762,202	$–	$1,973,840,348
Liabilities Table
Other Financial Instruments+
Futures	$(436,166)	$–	$–	$(436,166)
Total Liabilities	$(436,166)	$–	$–	$(436,166)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Financial, Inc.	$2,035,893	$1,656,263	$(277,015)	$(470,249)	$2,944,892	$1,696	$9,803	$-
	$2,035,893	$1,656,263	$(277,015)	$(470,249)	$2,944,892	$1,696	$9,803	$-

At September 30, 2015, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	140	12/18/15	$19,080,600	$(436,166)
			$19,080,600	$(436,166)

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Mid Cap Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$436,166
Total Liability Derivatives		$436,166

PORTFOLIO OF INVESTMENTS
Voya Russell™ Small Cap Index Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 14.0%
10,280	@	2U, Inc.	$369,052	0.1
28,191	L	Abercrombie & Fitch Co.	597,367	0.1
9,229		AMC Entertainment Holdings, Inc.	232,479	0.0
32,360		American Axle & Manufacturing Holdings, Inc.	645,258	0.1
82,040		American Eagle Outfitters	1,282,285	0.2
10,661	@	American Public Education, Inc.	250,000	0.0
5,686		America's Car-Mart, Inc.	188,150	0.0
36,544		Apollo Group, Inc. - Class A	404,177	0.1
7,373		Arctic Cat, Inc.	163,533	0.0
11,666		Asbury Automotive Group, Inc.	946,696	0.1
71,884		Ascena Retail Group, Inc.	999,906	0.1
9,429	@	Ascent Capital Group, Inc.	258,166	0.0
15,294	@	Barnes & Noble Education, Inc.	194,387	0.0
20,058		Barnes & Noble, Inc.	242,902	0.0
6,267		Bassett Furniture Industries, Inc.	174,536	0.0
16,844		Beazer Homes USA, Inc.	224,531	0.0
49,430	@	Belmond Ltd	499,737	0.1
20,564		Big Lots, Inc.	985,427	0.1
844		Biglari Holdings, Inc.	308,685	0.0
9,958	@	BJ's Restaurants, Inc.	428,493	0.1
12,091	@	Black Diamond, Inc.	75,932	0.0
48,415		Bloomin Brands, Inc.	880,185	0.1
6,733	@	Blue Nile, Inc.	225,825	0.0
11,417		Bob Evans Farms, Inc.	494,927	0.1
5,049	@	Boot Barn Holdings, Inc.	93,053	0.0
35,216		Boyd Gaming Corp.	574,021	0.1
14,851	@	Bright Horizons Family Solutions, Inc.	954,028	0.1
12,704	L	Buckle, Inc.	469,667	0.1
7,925		Buffalo Wild Wings, Inc.	1,532,933	0.2
32,244	@	Burlington Stores, Inc.	1,645,734	0.2
18,368	@,L	Caesars Acquisition Co.	130,413	0.0
22,467	@,L	Caesars Entertainment Co.	132,331	0.0
21,458		Caleres, Inc.	655,113	0.1
38,126		Callaway Golf Co.	318,352	0.0
6,849		Capella Education Co.	339,162	0.1
35,898		Career Education Corp.	134,976	0.0
11,781		Carmike Cinemas, Inc.	236,680	0.0
16,580		Carrols Restaurant Group, Inc.	197,302	0.0
14,787		Cato Corp.	503,202	0.1
5,931		Cavco Industries, Inc.	403,842	0.1
39,758	@,L	Central European Media Enterprises Ltd.	85,877	0.0
20,131		Cheesecake Factory	1,086,269	0.2
53,921		Chico's FAS, Inc.	848,177	0.1
9,345		Childrens Place Retail Stores, Inc.	538,926	0.1
31,483		Christopher & Banks Corp.	34,946	0.0
5,591		Churchill Downs, Inc.	748,132	0.1
7,826	@	Chuy's Holdings, Inc.	222,258	0.0
10,410		Citi Trends, Inc.	243,386	0.0
16,246		ClubCorp Holdings, Inc.	348,639	0.1
13,419		Columbia Sportswear Co.	788,903	0.1
11,936	L	Conn's, Inc.	286,941	0.0
8,777	@	Container Store Group, Inc.	123,580	0.0
24,620		Cooper Tire & Rubber Co.	972,736	0.1
6,633	@	Cooper-Standard Holding, Inc.	384,714	0.1
10,974		Core-Mark Holding Co., Inc.	718,248	0.1
26,107	@,L	Coupons.com, Inc.	234,963	0.0
7,751	L	Cracker Barrel Old Country Store	1,141,567	0.2
37,805		CROCS, Inc.	488,630	0.1
6,613		CSS Industries, Inc.	174,186	0.0
58,324	@	Cumulus Media, Inc.	41,048	0.0
66,461		Dana Holding Corp.	1,055,401	0.2
8,074	@	Dave & Buster's Entertainment, Inc.	305,439	0.0
13,541		Deckers Outdoor Corp.	786,190	0.1
12,933	@	Del Frisco's Restaurant Group, Inc.	179,639	0.0
47,793	@	Denny's Corp.	527,157	0.1
25,700		DeVry, Inc.	699,297	0.1
17,943	@	Diamond Resorts International, Inc.	419,687	0.1
7,800		DineEquity, Inc.	714,948	0.1
12,292		Dorman Products, Inc.	625,540	0.1
32,887	@	DreamWorks Animation SKG, Inc.	573,878	0.1
11,478		Drew Industries, Inc.	626,814	0.1
5,570	@,L	El Pollo Loco Holdings, Inc.	60,045	0.0
15,723	@	Eldorado Resorts, Inc.	141,821	0.0
18,452		Entercom Communications Corp.	187,472	0.0
27,279		Entravision Communications Corp.	181,133	0.0
12,916	@,L	Eros International PLC	351,186	0.1
11,719		Ethan Allen Interiors, Inc.	309,499	0.0
22,116	@	EVINE Live, Inc.	57,944	0.0
27,772		EW Scripps Co.	490,731	0.1
37,383		Express, Inc.	668,034	0.1
12,449		Federal Mogul Corp.	85,027	0.0
11,612	@	Fiesta Restaurant Group, Inc.	526,836	0.1
22,599		Finish Line, Inc.	436,161	0.1
23,988	@	Five Below, Inc.	805,517	0.1
20,724	@	Francesca's Holdings Corp.	253,455	0.0
17,890		Fred's, Inc.	211,997	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,185	@	FTD Cos, Inc.	$333,313	0.1
11,581		Genesco, Inc.	660,928	0.1
16,094		Gentherm, Inc.	722,942	0.1
17,976		G-III Apparel Group Ltd.	1,108,400	0.2
21,818	@	Grand Canyon Education, Inc.	828,866	0.1
29,862		Gray Television, Inc.	381,039	0.1
8,480		Green Brick Partners, Inc.	91,838	0.0
9,861		Group 1 Automotive, Inc.	839,664	0.1
22,780		Guess?, Inc.	486,581	0.1
4,210	@,L	Habit Restaurants, Inc./The	90,136	0.0
27,960		Harte-Hanks, Inc.	98,699	0.0
10,711		Haverty Furniture Cos., Inc.	251,494	0.0
12,188	@	Helen of Troy Ltd.	1,088,388	0.2
13,394		Hibbett Sporting Goods, Inc.	468,924	0.1
9,181	@	Horizon Global Corp.	80,976	0.0
58,691	@	Houghton Mifflin Harcourt Co.	1,192,014	0.2
62,063	L	Hovnanian Enterprises, Inc.	109,852	0.0
14,509		HSN, Inc.	830,495	0.1
22,489		Iconix Brand Group, Inc.	304,051	0.0
24,838	@	Imax Corp.	839,276	0.1
9,381	@	Installed Building Products, Inc.	237,152	0.0
8,199		International Speedway Corp.	260,072	0.0
21,306		Interval Leisure Group, Inc.	391,178	0.1
12,433	@,L	iRobot Corp.	362,298	0.1
11,313		Isle of Capri Casinos, Inc.	197,299	0.0
5,783	@	J Alexander's Holdings, Inc.	57,657	0.0
15,814		Jack in the Box, Inc.	1,218,311	0.2
10,289	L	Jamba, Inc.	146,618	0.0
14,754		Journal Media Group, Inc.	110,655	0.0
17,314	@	K12, Inc.	215,386	0.0
33,478		KB Home	453,627	0.1
7,741		Kirkland's, Inc.	166,741	0.0
30,051		Krispy Kreme Doughnuts, Inc.	439,646	0.1
36,861	@	La Quinta Holdings, Inc.	581,667	0.1
7,760	@,L	Lands' End, Inc.	209,598	0.0
22,948		La-Z-Boy, Inc.	609,499	0.1
7,805	@,L	LGI Homes, Inc.	212,218	0.0
13,902		Libbey, Inc.	453,344	0.1
32,745	@	Liberty TripAdvisor Holdings, Inc.	725,957	0.1
38,773	@,L	LifeLock, Inc.	339,651	0.1
7,462		Lifetime Brands, Inc.	104,319	0.0
9,540		Lithia Motors, Inc.	1,031,369	0.1
11,761	@,L	Lumber Liquidators Holdings, Inc.	154,540	0.0
18,107		M/I Homes, Inc.	426,963	0.1
9,163	@	Malibu Boats, Inc.	128,099	0.0
13,260		Marcus Corp.	256,448	0.0
12,805	@	MarineMax, Inc.	180,935	0.0
11,648		Marriott Vacations Worldwide Corp.	793,695	0.1
8,635	@,L	Mattress Firm Holding Corp.	360,598	0.1
15,369		MDC Holdings, Inc.	402,360	0.1
21,949	@	MDC Partners, Inc.	404,520	0.1
40,202	L	Media General, Inc.	562,426	0.1
20,464		Men's Wearhouse, Inc.	870,129	0.1
15,165		Meredith Corp.	645,726	0.1
17,353		Meritage Homes Corp.	633,732	0.1
28,035		Modine Manufacturing Co.	220,635	0.0
13,865		Monro Muffler Brake, Inc.	936,581	0.1
13,044	@	Morgans Hotel Group Co.	43,306	0.0
8,118		Motorcar Parts of America, Inc.	254,418	0.0
6,944		Movado Group, Inc.	179,364	0.0
2,172		Nacco Industries, Inc.	103,279	0.0
29,418		National CineMedia, Inc.	394,790	0.1
15,084		Nautilus, Inc.	226,260	0.0
19,851		New Media Investment Group, Inc.	306,896	0.0
58,940		New York Times Co.	696,081	0.1
14,149		Nexstar Broadcasting Group, Inc.	669,955	0.1
14,064		Nutri/System, Inc.	372,977	0.1
8,352	L	Outerwall, Inc.	475,479	0.1
6,506	@	Overstock.com, Inc.	111,643	0.0
5,833		Oxford Industries, Inc.	430,942	0.1
13,338		Papa John's International, Inc.	913,386	0.1
5,169	@	Party City Holdco, Inc.	82,549	0.0
35,419		Penn National Gaming, Inc.	594,331	0.1
26,604		PEP Boys-Manny Moe & Jack	324,303	0.1
20,223	@	Performance Sports Group Ltd	271,393	0.0
7,258		Perry Ellis International, Inc.	159,386	0.0
42,898		Pier 1 Imports, Inc.	295,996	0.0
26,329		Pinnacle Entertainment, Inc.	890,973	0.1
18,454		Pool Corp.	1,334,224	0.2
11,598		Popeyes Louisiana Kitchen, Inc.	653,663	0.1
12,164	@	Potbelly Corp.	133,926	0.0
6,522	@	Red Robin Gourmet Burgers, Inc.	493,976	0.1
24,997		Regis Corp.	327,461	0.1
8,000		Remy International, Inc.	234,000	0.0
23,089		Rent-A-Center, Inc.	559,908	0.1
5,382	L	Rentrak Corp.	291,005	0.0
13,951	@	Restoration Hardware Holdings, Inc.	1,301,768	0.2
17,192	@	RetailMeNot, Inc.	141,662	0.0
31,010		Ruby Tuesday, Inc.	192,572	0.0
25,082		Ruth's Hospitality Group, Inc.	407,332	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
25,828		Ryland Group, Inc.	$1,054,557	0.2
12,960		Scholastic Corp.	504,922	0.1
22,670	L	Scientific Games Corp.	236,902	0.0
26,647		SeaWorld Entertainment, Inc.	474,583	0.1
23,841		Select Comfort Corp.	521,641	0.1
12,966		Sequential Brands Group, Inc.	187,618	0.0
25,209	@,L	SFX Entertainment, Inc.	12,854	0.0
17,291	@	Shutterfly, Inc.	618,153	0.1
8,725	@,L	Shutterstock, Inc.	263,844	0.0
28,295		Sinclair Broadcast Group, Inc.	716,429	0.1
24,656	@	Smith & Wesson Holding Corp.	415,947	0.1
14,514		Sonic Automotive, Inc.	296,376	0.0
23,780		Sonic Corp.	545,751	0.1
27,221		Sotheby's	870,528	0.1
8,200		Speedway Motorsports, Inc.	148,010	0.0
16,322		Stage Stores, Inc.	160,608	0.0
10,718		Standard Motor Products, Inc.	373,844	0.1
47,764		Standard-Pacific Corp.	382,112	0.1
18,726		Stein Mart, Inc.	181,268	0.0
7,695		Steiner Leisure Ltd.	486,170	0.1
25,350		Steven Madden Ltd.	928,317	0.1
18,282	@	Stoneridge, Inc.	225,600	0.0
5,766		Strayer Education, Inc.	316,957	0.0
8,710		Sturm Ruger & Co., Inc.	511,190	0.1
11,959		Superior Industries International	223,394	0.0
6,278	@	Taylor Morrison Home Corp.	117,147	0.0
26,067		Tenneco, Inc.	1,167,020	0.2
30,506		Texas Roadhouse, Inc.	1,134,823	0.2
10,727	@	Tile Shop Holdings, Inc.	128,509	0.0
46,594		Time, Inc.	887,616	0.1
10,200	@	Tower International, Inc.	242,352	0.0
44,027	@	Travelport Worldwide Ltd.	582,037	0.1
71,599	@	TRI Pointe Homes, Inc.	937,231	0.1
11,297		Tribune Publishing Co.	88,568	0.0
27,294		Tuesday Morning Corp.	147,661	0.0
22,909	@	Tumi Holdings, Inc.	403,657	0.1
4,315		Unifi, Inc.	128,630	0.0
8,129		Universal Electronics, Inc.	341,662	0.1
15,460		Vail Resorts, Inc.	1,618,353	0.2
10,247	@,L	Vera Bradley, Inc.	129,215	0.0
12,991	@	Vitamin Shoppe, Inc.	424,026	0.1
8,055	@,L	Wayfair, Inc.	282,408	0.0
3,500		Weyco Group, Inc.	94,640	0.0
8,224		William Lyon Homes	169,414	0.0
14,273		Winnebago Industries	273,328	0.0
46,496		Wolverine World Wide, Inc.	1,006,173	0.1
13,616	L	World Wrestling Entertainment, Inc.	230,110	0.0
9,138	@,L	Zoe's Kitchen, Inc.	360,860	0.1
28,053	@,L	Zulily, Inc.	488,122	0.1
10,686		Zumiez, Inc.	167,022	0.0
			102,573,307	14.0

		Consumer Staples: 3.4%
13,782		Andersons, Inc.	469,415	0.1
24,901		B&G Foods, Inc.	907,641	0.1
3,955	@	Boston Beer Co., Inc.	832,963	0.1
29,168	@,L	Boulder Brands, Inc.	238,886	0.0
7,675		Calavo Growers, Inc.	342,612	0.1
13,655	L	Cal-Maine Foods, Inc.	745,700	0.1
16,547		Casey's General Stores, Inc.	1,703,017	0.2
22,617	@	Central Garden & Pet Co.	364,360	0.1
8,340	@,L	Chefs' Warehouse Holdings, Inc.	118,094	0.0
2,528		Coca-Cola Bottling Co. Consolidated	488,865	0.1
74,108		Darling International, Inc.	832,974	0.1
36,772		Dean Foods Co.	607,473	0.1
12,807		Diamond Foods, Inc.	395,224	0.1
13,293	@,L	Elizabeth Arden, Inc.	155,395	0.0
15,735	@	Fresh Del Monte Produce, Inc.	621,690	0.1
18,479	@	Fresh Market, Inc.	417,441	0.1
9,275	@,L	Freshpet, Inc.	97,387	0.0
36,992		HRG Group, Inc.	433,916	0.1
16,612	L	IGI Laboratories, Inc.	108,642	0.0
7,388		Ingles Markets, Inc.	353,368	0.1
4,943		Inter Parfums, Inc.	122,636	0.0
7,432		J&J Snack Foods Corp.	844,721	0.1
4,248		John B Sanfilippo & Son, Inc.	217,752	0.0
7,769		Lancaster Colony Corp.	757,322	0.1
7,208		MGP Ingredients, Inc.	115,400	0.0
3,333	L	Natural Health Trends Corp.	108,922	0.0
10,042	@	Omega Protein Corp.	170,413	0.0
26,382	@	Post Holdings, Inc.	1,559,176	0.2
22,664	@	Prestige Brands Holdings, Inc.	1,023,506	0.1
8,814		Pricesmart, Inc.	681,675	0.1
9,836	L	Sanderson Farms, Inc.	674,455	0.1
129		Seaboard Corp.	397,191	0.1
5,808		Seneca Foods Corp.	153,041	0.0
19,269		Snyders-Lance, Inc.	649,943	0.1
20,722		SpartanNash Co.	535,664	0.1
107,286		Supervalu, Inc.	770,313	0.1
8,491		Tootsie Roll Industries, Inc.	265,683	0.0
18,310	@	TreeHouse Foods, Inc.	1,424,335	0.2
21,943		United Natural Foods, Inc.	1,064,455	0.1
10,429		Universal Corp.	516,966	0.1
2,880		USANA Health Sciences, Inc.	386,006	0.1
35,711		Vector Group Ltd.	807,426	0.1
8,094		WD-40 Co.	720,933	0.1
6,398		Weis Markets, Inc.	267,117	0.0
			24,470,114	3.4

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 2.8%
32,245	@	Abraxas Petroleum Corp.	$41,274	0.0
10,207		Alon USA Energy, Inc.	184,440	0.0
19,800	@	Approach Resources, Inc.	37,026	0.0
24,438		Atwood Oceanics, Inc.	361,927	0.1
13,112	@,L	Basic Energy Services, Inc.	43,270	0.0
15,494	@,L	Bill Barrett Corp.	51,130	0.0
23,027	@	Bonanza Creek Energy, Inc.	93,720	0.0
15,698		Bristow Group, Inc.	410,660	0.1
18,020	@,L	C&J Energy Services Ltd.	63,430	0.0
25,942	@	Callon Petroleum Co.	189,117	0.0
8,829	L	CARBO Ceramics, Inc.	167,663	0.0
21,207	@	Carrizo Oil & Gas, Inc.	647,662	0.1
2,030	@,L	Clayton Williams Energy, Inc.	78,784	0.0
38,171	@,L	Clean Energy Fuels Corp.	171,770	0.0
26,059	@,L	Cloud Peak Energy, Inc.	68,535	0.0
6,212		Contango Oil & Gas Co.	47,211	0.0
24,728		Delek US Holdings, Inc.	684,966	0.1
40,033		DHT Holdings, Inc.	297,045	0.1
9,978	@	Dorian L.P.G Ltd.	102,873	0.0
29,828	@	Energy Fuels, Inc./Canada	86,799	0.0
19,223	@,L	Energy XXI Bermuda Ltd.	20,184	0.0
11,657	@	Era Group, Inc.	174,505	0.0
85,783		EXCO Resources, Inc.	64,337	0.0
27,869		Exterran Holdings, Inc.	501,642	0.1
30,156	@	Fairmount Santrol Holdings, Inc.	81,421	0.0
22,910	@	Forum Energy Technologies, Inc.	279,731	0.1
46,686	L	Frontline Ltd.	125,585	0.0
19,378	L	GasLog Ltd.	186,416	0.0
40,606	L	Gastar Exploration, Inc.	46,697	0.0
7,476		Geospace Technologies Corp.	103,244	0.0
17,416		Green Plains Renewable Energy, Inc.	338,915	0.1
16,808	L	Gulfmark Offshore, Inc.	102,697	0.0
191,248		Halcon Resources Corp.	101,361	0.0
43,683		Helix Energy Solutions Group, Inc.	209,242	0.0
14,124	@	Hornbeck Offshore Services, Inc.	191,098	0.0
84,580		ION Geophysical Corp.	32,986	0.0
17,325	@,L	Jones Energy, Inc.	82,987	0.0
18,970		Key Energy Services, Inc.	8,916	0.0
119,879		Magnum Hunter Resources Corp.	40,759	0.0
32,829	@	Matador Resources Co.	680,873	0.1
14,524		Matrix Service Co.	326,354	0.1
102,775	L	McDermott International, Inc.	441,933	0.1
9,898	@	Natural Gas Services Group, Inc.	191,031	0.0
43,106		Newpark Resources	220,703	0.0
40,373	@,L	Nordic American Tankers Ltd.	613,670	0.1
26,984	@,L	Northern Oil And Gas, Inc.	119,269	0.0
60,086	@,L	Oasis Petroleum, Inc.	521,546	0.1
18,048		Oil States International, Inc.	471,594	0.1
15,774	L	Pacific Ethanol, Inc.	102,373	0.0
9,318		Panhandle Oil and Gas, Inc.	150,579	0.0
7,257		Par Petroleum Corp.	151,163	0.0
63,989		Parker Drilling Co.	168,291	0.0
35,561	@,L	Parsley Energy, Inc.	535,904	0.1
16,931	@	PDC Energy, Inc.	897,512	0.1
134,891	L	Peabody Energy Corp.	186,150	0.0
39,063	L	Penn Virginia Corp.	20,703	0.0
8,960		PHI, Inc.	169,165	0.0
27,629	@	Pioneer Energy Services Corp.	58,021	0.0
19,816	@	Renewable Energy Group, Inc.	164,076	0.0
3,133		Rex Stores Corp.	158,592	0.0
26,730	@,L	Rex Energy Corp.	55,331	0.0
5,407	@	RigNet, Inc.	137,879	0.0
14,779	L	Ring Energy, Inc.	145,869	0.0
22,668	@	RSP Permian, Inc.	459,027	0.1
25,906	@,L	Sanchez Energy Corp.	159,322	0.0
224,421	@	SandRidge Energy, Inc.	60,594	0.0
78,515	@	Scorpio Tankers, Inc.	719,983	0.1
6,983		SEACOR Holdings, Inc.	417,653	0.1
20,271		SemGroup Corp. - Class A	876,518	0.1
31,796	@	Seventy Seven Energy, Inc.	43,878	0.0
26,027	L	Ship Finance International Ltd.	422,939	0.1
46,323	@,L	Solazyme, Inc.	120,440	0.0
26,980	@	Stone Energy Corp.	133,821	0.0
44,046		Synergy Resources Corp.	431,651	0.1
40,023		Teekay Tankers Ltd.	276,159	0.1
19,500	@	Tesco Corp.	139,230	0.0
40,281		Tetra Technologies, Inc.	238,061	0.0
19,016	L	Tidewater, Inc.	249,870	0.1
7,714	@	TransAtlantic Petroleum Ltd.	19,594	0.0
13,573	L	Triangle Petroleum Corp.	19,274	0.0
70,224	@,L	Ultra Petroleum Corp.	448,731	0.1
19,206		Unit Corp.	216,260	0.0
57,060	L	Uranium Energy Corp.	57,060	0.0
23,235		US Silica Holdings, Inc.	327,381	0.1
17,040	L	W&T Offshore, Inc.	51,120	0.0
30,075		Western Refining, Inc.	1,326,909	0.2
10,563	L	Westmoreland Coal Co.	148,833	0.0
			20,574,914	2.8

		Financials: 25.1%
11,543		1st Source Corp.	355,524	0.1
31,265		Acadia Realty Trust	940,139	0.1
22,476		Actua Corp.	264,318	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,318		AG Mortgage Investment Trust, Inc.	$157,040	0.0
10,404		Agree Realty Corp.	310,559	0.0
22,649		Alexander & Baldwin, Inc.	777,540	0.1
1,242		Alexander's, Inc.	464,508	0.1
6,139	@	Altisource Portfolio Solutions SA	146,354	0.0
26,165		Altisource Residential Corp.	364,217	0.1
19,121	@	Ambac Financial Group, Inc.	276,681	0.0
18,605		American Assets Trust, Inc.	760,200	0.1
28,162		American Capital Mortgage Investment Corp.	415,108	0.1
34,149		American Equity Investment Life Holding Co.	796,013	0.1
19,358		American Residential Properties, Inc.	334,313	0.1
18,176		Ameris Bancorp.	522,560	0.1
10,547		Amerisafe, Inc.	524,502	0.1
6,567		Ames National Corp.	150,581	0.0
73,947		Anworth Mortgage Asset Corp.	365,298	0.1
19,175		Apollo Commercial Real Estate Finance, Inc.	301,239	0.0
15,453		Apollo Residential Mortgage, Inc.	195,635	0.0
13,540	@	Argo Group International Holdings Ltd.	766,229	0.1
15,071		Armada Hoffler Properties, Inc.	147,244	0.0
18,301		ARMOUR Residential REIT, Inc.	366,752	0.1
7,082		Arrow Financial Corp.	189,089	0.0
19,295		Ashford Hospitality Prime, Inc.	270,709	0.0
40,411		Ashford Hospitality Trust, Inc.	246,507	0.0
42,716		Astoria Financial Corp.	687,728	0.1
9,387		Banc of California, Inc.	115,178	0.0
4,594		Bancfirst Corp.	289,881	0.0
20,576	@	Bancorp, Inc.	156,789	0.0
42,327		Bancorpsouth, Inc.	1,006,113	0.1
31,711		Bank Mutual Corp.	243,540	0.0
33,275		Bank of the Ozarks, Inc.	1,456,114	0.2
13,389		BankFinancial Corp.	166,425	0.0
12,278		Banner Corp.	586,520	0.1
32,940		BBCN Bancorp, Inc.	494,759	0.1
30,852	@	Beneficial Bancorp, Inc.	409,098	0.1
13,044		Berkshire Hills Bancorp., Inc.	359,232	0.1
71,133		BGC Partners, Inc.	584,713	0.1
15,660	@	Banco Latinoamericano de Comercio Exterior SA	362,529	0.1
16,958		BNC Bancorp	376,976	0.1
6,675	@	BofI Holding, Inc.	859,940	0.1
36,314		Boston Private Financial Holdings, Inc.	424,874	0.1
7,161		OceanFirst Financial Corp.	123,312	0.0
46,647		Brookline Bancorp., Inc.	473,001	0.1
10,118		Bryn Mawr Bank Corp.	314,366	0.0
11,689		Calamos Asset Management, Inc.	110,812	0.0
5,119		Camden National Corp.	206,808	0.0
44,556		Campus Crest Communities, Inc.	237,038	0.0
4,255	@	Capital Bank Financial Corp.	128,629	0.0
59,887		Capitol Federal Financial, Inc.	725,830	0.1
41,864		Capstead Mortgage Corp.	414,035	0.1
20,928		Cardinal Financial Corp.	481,553	0.1
16,806		CareTrust REIT, Inc.	190,748	0.0
11,494		Cash America International, Inc.	321,487	0.0
34,803		Cathay General Bancorp.	1,042,698	0.1
50,290		Cedar Shopping Centers, Inc.	312,301	0.0
29,364		Centerstate Banks of Florida, Inc.	431,651	0.1
1,673		Central Pacific Financial Corp.	35,083	0.0
105,564		Chambers Street Properties	685,110	0.1
18,518		Chatham Lodging Trust	397,767	0.1
18,573		Chemical Financial Corp.	600,837	0.1
27,112		Chesapeake Lodging Trust	706,539	0.1
7,773		Citizens & Northern Corp.	151,729	0.0
27,622	L	Citizens, Inc.	204,955	0.0
9,811		City Holding Co.	483,682	0.1
10,460		CNB Financial Corp.	190,058	0.0
83,866		CNO Financial Group, Inc.	1,577,519	0.2
27,010		CoBiz Financial, Inc.	351,400	0.1
9,450		Cohen & Steers, Inc.	259,402	0.0
43,647		Colony Capital, Inc.	853,735	0.1
28,225		Columbia Banking System, Inc.	880,902	0.1
18,904		Community Bank System, Inc.	702,662	0.1
11,102		Community Trust Bancorp., Inc.	394,232	0.1
4,001		ConnectOne Bancorp, Inc.	77,219	0.0
3,121		Consolidated-Tomoka Land Co.	155,426	0.0
12,016		Coresite Realty Corp.	618,103	0.1
91,444		Cousins Properties, Inc.	843,114	0.1
73,589	@	Cowen Group, Inc.	335,566	0.1
69,452		CubeSmart	1,889,789	0.3
17,532		Customers Bancorp, Inc.	450,572	0.1
47,065		CVB Financial Corp.	785,985	0.1
26,033		CyrusOne, Inc.	850,238	0.1
70,898		CYS Investments, Inc.	514,719	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
34,198		DCT Industrial Trust, Inc.	$1,151,105	0.2
738		Diamond Hill Investment Group, Inc.	137,298	0.0
86,761		DiamondRock Hospitality Co.	958,709	0.1
19,710		Dime Community Bancshares	333,099	0.0
28,243		DuPont Fabros Technology, Inc.	730,929	0.1
35,550		Dynex Capital, Inc.	233,208	0.0
15,052		Eagle Bancorp, Inc.	684,866	0.1
14,661		EastGroup Properties, Inc.	794,333	0.1
20,465		Education Realty Trust, Inc.	674,322	0.1
9,557	@	eHealth, Inc.	122,425	0.0
18,258		Employers Holdings, Inc.	406,971	0.1
13,049	@,L	Encore Capital Group, Inc.	482,813	0.1
16,283	@	Enova International, Inc.	166,412	0.0
4,049		Enstar Group Ltd.	607,350	0.1
16,199		Enterprise Financial Services Corp.	407,729	0.1
15,655	@	Envestnet, Inc.	469,180	0.1
23,519		EPR Properties	1,212,875	0.2
24,455		Equity One, Inc.	595,235	0.1
22,361	@	Essent Group Ltd.	555,671	0.1
39,868		EverBank Financial Corp.	769,452	0.1
14,517		Evercore Partners, Inc.	729,334	0.1
25,056		Ezcorp, Inc.	154,596	0.0
6,564		FBL Financial Group, Inc.	403,817	0.1
7,373	@	FCB Financial Holdings, Inc.	240,507	0.0
7,237		Federated National Holding Co.	173,833	0.0
76,872		FelCor Lodging Trust, Inc.	543,485	0.1
23,972	L	Financial Engines, Inc.	706,455	0.1
44,491		First American Financial Corp.	1,738,263	0.2
49,363		First BanCorp/Puerto Rico	175,732	0.0
15,160		First Bancorp.	257,720	0.0
12,410		First Busey Corp.	246,587	0.0
13,927		First Cash Financial Services, Inc.	557,916	0.1
3,644		First Citizens BancShares, Inc.	823,544	0.1
44,793		First Commonwealth Financial Corp.	407,168	0.1
6,006		First Defiance Financial Corp.	219,579	0.0
33,120		First Financial Bancorp.	631,930	0.1
31,463		First Financial Bankshares, Inc.	999,894	0.1
7,466		First Financial Corp.	241,525	0.0
47,399		First Industrial Realty Trust, Inc.	993,009	0.1
2,162		First Interstate Bancsystem, Inc.	60,190	0.0
16,794		First Merchants Corp.	440,339	0.1
40,845		First Midwest Bancorp., Inc.	716,421	0.1
7,200	@	First NBC Bank Holding Co.	252,288	0.0
40,638		First Potomac Realty Trust	447,018	0.1
68,628		FirstMerit Corp.	1,212,657	0.2
10,082		Flagstar Bancorp, Inc.	207,286	0.0
21,870		Flushing Financial Corp.	437,837	0.1
65,748		FNB Corp.	851,437	0.1
33,487		FNFV Group	392,468	0.1
21,376	@	Forestar Real Estate Group, Inc.	281,094	0.0
46,564		Franklin Street Properties Corp.	500,563	0.1
64,204		Fulton Financial Corp.	776,868	0.1
14,907		GAIN Capital Holdings, Inc.	108,523	0.0
2,864		GAMCO Investors, Inc.	157,234	0.0
18,431		Getty Realty Corp.	291,210	0.0
34,871		Glacier Bancorp., Inc.	920,246	0.1
12,767		Gladstone Commercial Corp.	180,142	0.0
22,943		Government Properties Income Trust	367,088	0.1
22,564		Gramercy Property Trust, Inc.	468,654	0.1
7,197		Great Southern Bancorp., Inc.	311,630	0.0
11,295		Great Western Bancorp, Inc.	286,554	0.0
19,330	@	Green Dot Corp.	340,208	0.1
13,381		Greenhill & Co., Inc.	380,957	0.1
14,615	@	Greenlight Capital Re Ltd.	325,622	0.0
33,983		Hancock Holding Co.	919,240	0.1
18,923		Hanmi Financial Corp.	476,860	0.1
19,042		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	327,903	0.0
36,584		Hatteras Financial Corp.	554,248	0.1
4,752		HCI Group, Inc.	184,235	0.0
42,974		Healthcare Realty Trust, Inc.	1,067,904	0.2
8,120		Heartland Financial USA, Inc.	294,675	0.0
15,207		Heritage Financial Corp.	286,196	0.0
11,171	@	Heritage Insurance Holdings, Inc.	220,404	0.0
25,105		Hersha Hospitality Trust	568,879	0.1
18,792		HFF, Inc.	634,418	0.1
36,790		Highwoods Properties, Inc.	1,425,612	0.2
35,337		Hilltop Holdings, Inc.	700,026	0.1
24,675		Home Bancshares, Inc.	999,337	0.1
12,676		HomeStreet, Inc.	292,816	0.0
14,546	@	HomeTrust Bancshares Inc.	269,828	0.0
21,190		Horace Mann Educators Corp.	703,932	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,004		Hudson Pacific Properties, Inc.	$777,445	0.1
15,285		Iberiabank Corp.	889,740	0.1
3,326	L	Impac Mortgage Holdings, Inc.	54,380	0.0
16,070		Independent Bank Corp./MI	237,193	0.0
11,591		Independent Bank Corp.	534,345	0.1
5,944		Independent Bank Group, Inc.	228,428	0.0
6,859		Infinity Property & Casualty Corp.	552,424	0.1
9,569		Infrareit Inc.	226,594	0.0
49,723		Inland Real Estate Corp.	402,756	0.1
25,571		Insmed Inc.	474,853	0.1
26,511		International Bancshares Corp.	663,570	0.1
10,525		Intl. FCStone, Inc.	259,862	0.0
49,067		Invesco Mortgage Capital, Inc.	600,580	0.1
16,995		Investment Technology Group, Inc.	226,713	0.0
138,556		Investors Bancorp, Inc.	1,709,781	0.2
72,872	L	Investors Real Estate Trust	564,029	0.1
43,554		iStar Financial, Inc.	547,909	0.1
58,278		Janus Capital Group, Inc.	792,581	0.1
18,290	@	KCG Holdings, Inc.	200,641	0.0
32,410		Kearny Financial Corp./MD	371,743	0.1
17,316		Kemper Corp.	612,467	0.1
37,382		Kennedy-Wilson Holdings, Inc.	828,759	0.1
30,294		Kite Realty Group Trust	721,300	0.1
6,913		Ladder Capital Corp.	98,994	0.0
47,269	@	Ladenburg Thalmann Financial Services, Inc.	99,738	0.0
10,394		Lakeland Financial Corp.	469,289	0.1
47,149		LaSalle Hotel Properties	1,338,560	0.2
20,025		LegacyTexas Financial Group, Inc.	610,362	0.1
2,727		LendingTree, Inc.	253,693	0.0
81,443		Lexington Realty Trust	659,688	0.1
15,991		LTC Properties, Inc.	682,336	0.1
34,625		Mack-Cali Realty Corp.	653,720	0.1
26,600	@	Maiden Holdings Ltd.	369,208	0.1
16,448		MainSource Financial Group, Inc.	334,881	0.1
5,563	@	Marcus & Millichap, Inc.	255,842	0.0
16,368		MarketAxess Holdings, Inc.	1,520,260	0.2
31,427		MB Financial, Inc.	1,025,777	0.1
53,979		MBIA, Inc.	328,192	0.0
98,809		Medical Properties Trust, Inc.	1,092,828	0.2
3,103		Merchants Bancshares, Inc.	91,228	0.0
14,781		Meridian Bancorp, Inc.	202,056	0.0
139,741		MGIC Investment Corp.	1,294,002	0.2
1,556		Moelis & Co.	40,861	0.0
44,050		Monmouth Real Estate Investment Corp.	429,488	0.1
58,680		Monogram Residential Trust, Inc.	546,311	0.1
23,232		National Bank Holdings Corp.	476,953	0.1
4,911	L	National Bankshares, Inc.	152,781	0.0
6,388		National General Holdings Corp.	123,225	0.0
15,170		National Health Investors, Inc.	872,123	0.1
4,938		National Interstate Corp.	131,746	0.0
57,326		National Penn Bancshares, Inc.	673,581	0.1
1,432		National Western Life Insurance Co.	318,906	0.0
14,619	@,L	Nationstar Mortgage Holdings, Inc.	202,766	0.0
6,500		Navigators Group, Inc.	506,870	0.1
20,225		NBT Bancorp., Inc.	544,862	0.1
10,230		Nelnet, Inc.	354,060	0.1
95,873		New Residential Investment Corp.	1,255,936	0.2
32,161		New Senior Investment Group, Inc.	336,404	0.1
58,806		New York Mortgage Trust, Inc.	322,845	0.0
68,770		New York REIT, Inc.	691,826	0.1
24,604		NewBridge Bancorp	209,872	0.0
14,867	@	NewStar Financial, Inc.	121,909	0.0
26,536	@	NMI Holdings, Inc.	201,674	0.0
32,005		Northfield Bancorp, Inc./NJ	486,796	0.1
48,252		Northwest Bancshares, Inc.	627,276	0.1
46,402	L	Ocwen Financial Corp.	311,357	0.0
19,930		OFG Bancorp	173,989	0.0
50,337		Old National Bancorp.	701,194	0.1
22,680		Old Second Bancorp, Inc.	141,296	0.0
13,358	@	OM Asset Management Plc	205,980	0.0
9,007		One Liberty Properties, Inc.	192,119	0.0
30,386		Oritani Financial Corp.	474,629	0.1
7,560		Federal Agricultural Mortgage Corp.	196,031	0.0
6,577	L	Park National Corp.	593,377	0.1
28,732		Park Sterling Corp.	195,378	0.0
29,674		Parkway Properties, Inc.	461,727	0.1
30,487		Pebblebrook Hotel Trust	1,080,764	0.2
33,518		Pennsylvania Real Estate Investment Trust	664,662	0.1
9,048	@	PennyMac Financial Services, Inc.	144,768	0.0
31,262		Pennymac Mortgage Investment Trust	483,623	0.1
11,671		Peoples Bancorp., Inc.	242,640	0.0
5,095	L	Peoples Financial Services Corp.	177,968	0.0
24,023	@	PHH Corp.	339,205	0.1
23,975		Physicians Realty Trust	361,783	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
17,548		Pico Holdings, Inc.	$169,865	0.0
18,090		Pinnacle Financial Partners, Inc.	893,827	0.1
8,728	@	Piper Jaffray Cos.	315,692	0.0
20,995		Potlatch Corp.	604,446	0.1
20,822		PRA Group, Inc.	1,101,900	0.2
8,667		Preferred Apartment Communities, Inc.	94,297	0.0
22,568		Primerica, Inc.	1,017,140	0.1
31,736		PrivateBancorp, Inc.	1,216,441	0.2
29,490		Prosperity Bancshares, Inc.	1,448,254	0.2
34,114		Provident Financial Services, Inc.	665,223	0.1
8,989		PS Business Parks, Inc.	713,547	0.1
10,823		QTS Realty Trust, Inc.	472,857	0.1
77,509		Radian Group, Inc.	1,233,168	0.2
56,111		RAIT Financial Trust	278,311	0.0
28,600		Ramco-Gershenson Properties	429,286	0.1
25,996	L	RCS Capital Corp.	21,057	0.0
4,765		RE/MAX Holdings, Inc.	171,445	0.0
41,196		Redwood Trust, Inc.	570,153	0.1
17,696		Renasant Corp.	581,314	0.1
20,642		Resource Capital Corp.	230,571	0.0
42,119		Retail Opportunity Investments	696,648	0.1
20,238		Rexford Industrial Realty, Inc.	279,082	0.0
18,984		RLI Corp.	1,016,214	0.1
54,969		RLJ Lodging Trust	1,389,067	0.2
18,386		Rouse Properties, Inc.	286,454	0.0
19,399		Ryman Hospitality Properties	955,013	0.1
15,760		S&T Bancorp, Inc.	514,091	0.1
27,224		Sabra Healthcare REIT, Inc.	631,052	0.1
14,814		Safeguard Scientifics, Inc.	230,210	0.0
7,990		Safety Insurance Group, Inc.	432,659	0.1
16,610		Sandy Spring Bancorp, Inc.	434,850	0.1
597		Saul Centers, Inc.	30,895	0.0
20,516		Select Income REIT	390,009	0.1
26,508		Selective Insurance Group	823,338	0.1
6,196		ServisFirst Bancshares, Inc.	257,320	0.0
21,795		Silver Bay Realty Trust Corp.	348,938	0.1
11,510		Simmons First National Corp.	551,674	0.1
11,713		South State Corp.	900,378	0.1
15,590		Southside Bancshares, Inc.	429,505	0.1
13,764		Southwest Bancorp., Inc.	225,867	0.0
14,321		Sovran Self Storage, Inc.	1,350,470	0.2
31,811		St. Joe Co.	608,544	0.1
27,319		STAG Industrial, Inc.	497,479	0.1
17,195		Starwood Waypoint Residential Trust	409,757	0.1
7,443		State Auto Financial Corp.	169,775	0.0
22,930		State Bank Financial Corp.	474,192	0.1
52,515		Sterling Bancorp/DE	780,898	0.1
11,844		Stewart Information Services Corp.	484,538	0.1
29,275		Stifel Financial Corp.	1,232,478	0.2
10,540		Stock Yards Bancorp, Inc.	383,129	0.1
13,388		Store Capital Corp.	276,596	0.0
110,033		Strategic Hotels & Resorts, Inc.	1,517,355	0.2
44,838		Summit Hotel Properties, Inc.	523,259	0.1
20,018		Sun Communities, Inc.	1,356,420	0.2
90,335		Sunstone Hotel Investors, Inc.	1,195,132	0.2
33,277		Symetra Financial Corp.	1,052,884	0.1
13,400		Talmer Bancorp, Inc.	223,110	0.0
8,290		Tejon Ranch Co.	180,805	0.0
24,537		Terreno Realty Corp.	481,907	0.1
5,779		Territorial Bancorp, Inc.	150,485	0.0
18,857	@	Texas Capital Bancshares, Inc.	988,484	0.1
32,142		The Geo Group, Inc.	955,903	0.1
26,791	@,L	Third Point Reinsurance Ltd.	360,339	0.1
19,726	L	Tiptree Financial, Inc.	126,246	0.0
9,763		Tompkins Financial Corp.	520,954	0.1
17,056		TowneBank	321,506	0.0
10,390		Trico Bancshares	255,282	0.0
50,250		Trustco Bank Corp.	293,460	0.0
28,299		Trustmark Corp.	655,688	0.1
18,084		UMB Financial Corp.	918,848	0.1
13,350		UMH Properties, Inc.	124,155	0.0
87,552		Umpqua Holdings Corp.	1,427,098	0.2
22,101		Union Bankshares Corp.	530,424	0.1
27,989		United Bankshares, Inc.	1,063,302	0.1
22,872		United Community Banks, Inc./GA	467,504	0.1
29,250		United Community Financial Corp.	146,250	0.0
10,894	L	United Development Funding IV	191,734	0.0
34,216		United Financial Bancorp, Inc.	446,519	0.1
11,945		United Fire Group, Inc.	418,672	0.1
9,137		United Insurance Holdings Corp.	120,152	0.0
9,156		Universal Health Realty Income Trust	429,783	0.1
14,067		Universal Insurance Holdings, Inc.	415,539	0.1
14,960		Univest Corp. of Pennsylvania	287,531	0.0
33,950		Urban Edge Properties	732,981	0.1
14,040		Urstadt Biddle Properties, Inc.	263,110	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
87,025		Valley National Bancorp.	$856,326	0.1
3,302		Virtus Investment Partners, Inc.	331,851	0.0
11,260	@	Walker & Dunlop, Inc.	293,661	0.0
18,018	L	Walter Investment Management Corp.	292,793	0.0
39,170		Washington Federal, Inc.	891,118	0.1
30,775		Washington Real Estate Investment Trust	767,221	0.1
10,416		Washington Trust Bancorp, Inc.	400,495	0.1
21,149		Waterstone Financial, Inc.	285,089	0.0
38,242		Webster Financial Corp.	1,362,562	0.2
20,494		WesBanco, Inc.	644,536	0.1
13,518		Westamerica Bancorp.	600,740	0.1
36,865	@	Western Alliance Bancorp.	1,132,124	0.2
17,344	L	Western Asset Mortgage Capital Corp.	218,708	0.0
5,243		Westwood Holdings Group, Inc.	284,957	0.0
16,101		Whitestone REIT	185,645	0.0
45,617		Wilshire Bancorp., Inc.	479,435	0.1
18,624		Wintrust Financial Corp.	995,080	0.1
49,332		WisdomTree Investments, Inc.	795,725	0.1
3,219	L	World Acceptance Corp.	86,398	0.0
16,776		WSFS Financial Corp.	483,317	0.1
42,982		Xenia Hotels & Resorts, Inc.	750,466	0.1
14,358		Yadkin Financial Corporation	308,553	0.0
			183,819,646	25.1

		Health Care: 14.8%
3,501	@,L	AAC Holdings, Inc.	77,897	0.0
10,454		Abaxism, Inc.	459,871	0.1
17,981		Abiomed, Inc.	1,667,918	0.2
34,014	@	Acadia Pharmaceuticals, Inc.	1,124,843	0.2
9,178	L	Accelerate Diagnostics, Inc.	148,500	0.0
9,998	@	Acceleron Pharma, Inc.	248,950	0.0
38,111	@,L	Accuray, Inc.	190,364	0.0
49,089	@	Achillion Pharmaceuticals, Inc.	339,205	0.1
20,702	@	Acorda Therapeutics, Inc.	548,810	0.1
4,732	@	Adamas Pharmaceuticals, Inc.	79,214	0.0
2,532	@	Adeptus Health, Inc.	204,484	0.0
11,773	L	Advaxis, Inc.	120,438	0.0
12,629	@,L	Aegerion Pharmaceuticals, Inc.	171,754	0.0
7,798	@	Aerie Pharmaceuticals, Inc.	138,337	0.0
7,461	@	Affimed NV	46,034	0.0
37,210		Affymetrix, Inc.	317,773	0.1
34,474		Agenus, Inc.	158,580	0.0
18,078		Air Methods Corp.	616,279	0.1
12,691	@	Akebia Therapeutics, Inc.	122,595	0.0
12,251		Albany Molecular Research, Inc.	213,412	0.0
10,499	@	Alder Biopharmaceuticals, Inc.	343,947	0.1
3,834		Almost Family, Inc.	153,552	0.0
14,792		AMAG Pharmaceuticals, Inc.	587,686	0.1
13,210		Amedisys, Inc.	501,584	0.1
46,811	@	Amicus Therapeutics, Inc.	654,886	0.1
21,981	@	AMN Healthcare Services, Inc.	659,650	0.1
14,440	@	Amphastar Pharmaceuticals, Inc.	168,804	0.0
20,771		Amsurg Corp.	1,614,114	0.2
17,717	@	Anacor Pharmaceuticals, Inc.	2,085,468	0.3
5,804		Analogic Corp.	476,160	0.1
13,527	@	Angiodynamics, Inc.	178,421	0.0
3,556		ANI Pharmaceuticals, Inc.	140,498	0.0
7,232	@	Anika Therapeutics, Inc.	230,195	0.0
93,600	L	Antares Pharma, Inc.	159,120	0.0
19,647		Anthera Pharmaceuticals, Inc.	119,650	0.0
15,920	@	Aratana Therapeutics, Inc.	134,683	0.0
6,203	@	Ardelyx, Inc.	107,188	0.0
112,702	@,L	Arena Pharmaceuticals, Inc.	215,261	0.0
74,396	@,L	Ariad Pharmaceuticals, Inc.	434,473	0.1
63,079	@	Array Biopharma, Inc.	287,640	0.1
22,656	L	Arrowhead Research Corp.	130,499	0.0
8,434		Assembly Biosciences, Inc.	80,629	0.0
7,035	@	Atara Biotherapeutics, Inc.	221,180	0.0
15,908	@	AtriCure, Inc.	348,544	0.1
685		Atrion Corp.	256,848	0.0
9,441	@	Avalanche Biotechnologies, Inc.	77,794	0.0
44,615	@,L	BioScrip, Inc.	83,430	0.0
34,148	@	BioCryst Pharmaceuticals, Inc.	389,287	0.1
22,707	@,L	BioDelivery Sciences International, Inc.	126,251	0.0
12,467	@	BioTelemetry, Inc.	152,596	0.0
13,741		Cambrex Corp.	545,243	0.1
15,610		Cantel Medical Corp.	885,087	0.1
18,602	@	Capital Senior Living Corp.	372,970	0.1
6,330	@	Cara Therapeutics, Inc.	90,456	0.0
15,613		Cardiovascular Systems, Inc.	247,310	0.0
16,739	@	Castlight Health, Inc.	70,304	0.0
33,168	@	Catalent, Inc.	805,982	0.1
42,497	@	Catalyst Pharmaceuticals, Inc.	127,491	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
43,036		Celldex Therapeutics, Inc.	$453,599	0.1
5,721	L	Cellular Biomedicine Group, Inc.	96,857	0.0
13,947	@	Cempra, Inc.	388,284	0.1
31,280	@	Cepheid, Inc.	1,413,856	0.2
48,063	@,L	Cerus Corp.	218,206	0.0
7,149		Chemed Corp.	954,177	0.1
13,019	@,L	ChemoCentryx, Inc.	78,765	0.0
18,987	@	Chimerix, Inc.	725,303	0.1
12,980	@	Clinical Data, Inc.	–	–
12,006	@	Clovis Oncology, Inc.	1,104,072	0.2
9,128	@	Coherus Biosciences, Inc.	182,925	0.0
5,678		Computer Programs & Systems, Inc.	239,214	0.0
7,989	@	Concert Pharmaceuticals, Inc.	149,954	0.0
12,518		Conmed Corp.	597,609	0.1
28,453	@,L	Corcept Therapeutics, Inc.	106,983	0.0
7,700	@	Corium International, Inc.	71,995	0.0
22,161	@,L	CorMedix, Inc.	44,100	0.0
5,629		Corvel Corp.	181,817	0.0
15,683	@	Cross Country Healthcare, Inc.	213,446	0.0
17,072		CryoLife, Inc.	166,111	0.0
101,260		CTI BioPharma Corp.	147,840	0.0
55,931	@	Curis, Inc.	112,981	0.0
11,506	@	Cyberonics	699,335	0.1
11,521	@	Cynosure, Inc.	346,091	0.1
18,419		Cytokinetics Inc	123,223	0.0
35,261	L	CytRx Corp.	83,569	0.0
26,705	@	Depomed, Inc.	503,389	0.1
8,872	@	Dicerna Pharmaceuticals, Inc.	72,839	0.0
15,595	@	Diplomat Pharmacy, Inc.	448,044	0.1
67,432	@	Durect Corp.	131,492	0.0
64,411	@	Dyax, Corp.	1,229,606	0.2
15,026		Dynavax Technologies Corp.	368,738	0.1
3,568	@,L	Eagle Pharmaceuticals, Inc./DE	264,139	0.0
15,162	@	Emergent Biosolutions, Inc.	431,965	0.1
7,373	@	Enanta Pharmaceuticals, Inc.	266,460	0.0
23,200	@,L	Endocyte, Inc.	106,256	0.0
31,729	@	Endologix, Inc.	388,998	0.1
10,961		Ensign Group, Inc.	467,267	0.1
13,531	@,L	Epizyme, Inc.	174,009	0.0
6,342	@,L	Esperion Therapeutics, Inc.	149,608	0.0
41,805	L	Exact Sciences Corp.	752,072	0.1
7,368		Exactech, Inc.	128,424	0.0
17,802	@	ExamWorks Group, Inc.	520,530	0.1
97,358	@,L	Exelixis, Inc.	546,178	0.1
20,691	@	FibroGen, Inc.	453,547	0.1
9,662	@	FivePrime Therapeutics, Inc.	148,698	0.0
7,408	@	Flexion Therapeutics, Inc.	110,083	0.0
15,882	@	Fluidigm Corp.	128,803	0.0
11,000	@	Foamix Pharmaceuticals Ltd.	80,630	0.0
4,667	@,L	Foundation Medicine, Inc.	86,106	0.0
5,252	@	Furiex Pharmaceuticals, Inc. - CVR	51,312	0.0
72,730	L	Galena Biopharma, Inc.	114,913	0.0
22,809	@	GenMark Diagnostics, Inc.	179,507	0.0
10,254	@	Genocea Biosciences, Inc.	70,240	0.0
7,278	@,L	Genomic Health, Inc.	154,002	0.0
70,915	L	Geron Corp.	195,725	0.0
25,706	@	Globus Medical Inc	531,086	0.1
11,724	@	Greatbatch, Inc.	661,468	0.1
22,321		Haemonetics Corp.	721,415	0.1
47,571		Halozyme Therapeutics, Inc.	638,879	0.1
17,831	@	Halyard Health, Inc.	507,114	0.1
17,968		Hanger Orthopedic Group, Inc.	245,084	0.0
15,223	@	HealthEquity, Inc.	449,840	0.1
38,828		Healthsouth Corp.	1,489,830	0.2
11,193	@	HealthStream, Inc.	244,119	0.0
18,240		Healthways, Inc.	202,829	0.0
7,296	@	HeartWare International, Inc.	381,654	0.1
13,211	L	Heron Therapeutics, Inc.	322,348	0.1
2,727		Heska Corp.	83,119	0.0
40,388		HMS Holdings Corp.	354,203	0.1
5,705		ICU Medical, Inc.	624,697	0.1
38,826	L	Idera Pharmaceuticals, Inc.	130,067	0.0
9,907		Ignyta, Inc.	86,983	0.0
5,834	@,L	Immune Design Corp.	71,175	0.0
40,961	@,L	Immunogen, Inc.	393,226	0.1
61,662	L	Immunomedics, Inc.	106,059	0.0
31,448	@	Impax Laboratories, Inc.	1,107,284	0.2
5,233	@	INC Research Holdings, Inc.	209,320	0.0
24,497		Infinity Pharmaceuticals, Inc.	207,000	0.0
6,693	@	Inogen, Inc.	324,945	0.1
27,603	L	Inovio Pharmaceuticals, Inc.	159,545	0.0
25,110	@	Insulet Corp.	650,600	0.1
9,732	L	Insys Therapeutics, Inc.	276,973	0.1
11,205		Integra LifeSciences Holdings Corp.	667,258	0.1
7,029	@	Intersect ENT, Inc.	164,479	0.0
9,749	@	Intra-Cellular Therapies, Inc.	390,350	0.1
15,623		Invacare Corp.	226,065	0.0
14,550	L	InVivo Therapeutics Holdings Corp.	125,421	0.0
7,966	@	IPC The Hospitalist Co., Inc.	618,879	0.1
56,535	@	Ironwood Pharmaceuticals, Inc.	589,095	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
7,234	@	K2M Group Holdings, Inc.	$134,552	0.0
10,564	@,L	Karyopharm Therapeutics, Inc.	111,239	0.0
41,799	@,L	Keryx Biopharmaceuticals, Inc.	147,132	0.0
35,799		Kindred Healthcare, Inc.	563,834	0.1
12,647	@,L	Kite Pharma, Inc.	704,185	0.1
11,058	@,L	KYTHERA Biopharmaceuticals, Inc.	829,129	0.1
6,082	L	La Jolla Pharmaceutical Co.	169,019	0.0
5,567		Landauer, Inc.	205,923	0.0
11,177		Lannett Co., Inc.	464,069	0.1
9,697	@	LDR Holding Corp.	334,837	0.1
19,885		Lexicon Pharmaceuticals, Inc.	213,565	0.0
5,823	@	LHC Group, Inc.	260,696	0.0
7,951		Ligand Pharmaceuticals, Inc.	681,003	0.1
23,984		Lion Biotechnologies, Inc.	138,148	0.0
20,575	@	Luminex Corp.	347,923	0.1
12,797	@	MacroGenics, Inc.	274,112	0.0
12,347	@	Magellan Health Services, Inc.	684,394	0.1
108,006	@,L	MannKind Corp.	346,699	0.1
19,666		Masimo Corp.	758,321	0.1
27,794	@	MedAssets, Inc.	557,548	0.1
8,612	@	Medgenics, Inc.	67,346	0.0
28,063	@	Medicines Co.	1,065,271	0.2
24,335		Medidata Solutions, Inc.	1,024,747	0.2
34,631		Merge Healthcare, Inc.	245,880	0.0
21,377		Meridian Bioscience, Inc.	365,547	0.1
17,038		Merit Medical Systems, Inc.	407,379	0.1
50,986	@,L	Merrimack Pharmaceuticals, Inc.	433,891	0.1
50,152	L	MiMedx Group Inc.	483,967	0.1
5,184	L	Mirati Therapeutics, Inc.	178,433	0.0
16,170		Molina Healthcare, Inc.	1,113,304	0.2
26,950	@	Momenta Pharmaceuticals, Inc.	442,250	0.1
29,890	L	Myriad Genetics, Inc.	1,120,277	0.2
5,070		National Healthcare Corp.	308,712	0.1
15,508	@	Natus Medical, Inc.	611,791	0.1
83,382	@	Navidea Biopharmaceuticals, Inc.	190,111	0.0
58,848		Nektar Therapeutics	644,974	0.1
17,282		Neogen Corp.	777,517	0.1
25,412		NeoGenomics, Inc.	145,611	0.0
36,805		Neurocrine Biosciences, Inc.	1,464,471	0.2
6,493	@	Nevro Corp.	301,210	0.1
9,355	@,L	NewLink Genetics Corp.	335,283	0.1
20,180	L	Northwest Biotherapeutics, Inc.	126,125	0.0
116,631	@,L	Novavax, Inc.	824,581	0.1
20,850	@	NuVasive, Inc.	1,005,387	0.2
30,044	@	NxStage Medical, Inc.	473,794	0.1
22,472		Ocata Therapeutics, Inc.	93,933	0.0
6,877	@	Ocular Therapeutix, Inc.	96,691	0.0
15,996	@,L	Omeros Corp.	175,316	0.0
17,420	@	Omnicell, Inc.	541,762	0.1
8,652	@	OncoMed Pharmaceuticals, Inc.	143,537	0.0
45,026		Oncothyreon, Inc.	123,371	0.0
10,012	@	Ophthotech Corp.	405,686	0.1
35,261		OraSure Technologies, Inc.	156,559	0.0
41,930	@,L	Orexigen Therapeutics, Inc.	88,472	0.0
43,807	L	Organovo Holdings, Inc.	117,403	0.0
8,878	@	Orthofix International NV	299,633	0.1
9,459	@,L	Osiris Therapeutics, Inc.	174,708	0.0
6,931	@	Otonomy, Inc.	123,441	0.0
11,506	@,L	OvaScience, Inc.	97,686	0.0
24,579		Owens & Minor, Inc.	785,053	0.1
9,000	@	Oxford Immunotec Global PLC	121,500	0.0
38,043	@,L	Pacific Biosciences of California, Inc.	139,237	0.0
16,240	@	Pacira Pharmaceuticals, Inc./DE	667,464	0.1
6,658	L	Paratek Pharmaceuticals, Inc.	126,502	0.0
23,447		Parexel International Corp.	1,451,838	0.2
71,377		PDL BioPharma, Inc.	359,026	0.1
134,571		Peregrine Pharmaceuticals, Inc.	137,262	0.0
23,943	L	Pernix Therapeutics Holdings, Inc.	75,660	0.0
9,254	@	Pfenex, Inc.	138,903	0.0
15,364	@	PharMerica Corp.	437,413	0.1
7,291		Phibro Animal Health Corp.	230,614	0.0
19,630	@	Portola Pharmaceuticals, Inc.	836,631	0.1
13,462	L	Pozen, Inc.	78,551	0.0
9,166	@	PRA Health Sciences, Inc.	355,916	0.1
31,737	@	Progenics Pharmaceuticals, Inc.	181,536	0.0
13,578	@	Prothena Corp. PLC	615,627	0.1
6,813	@	Providence Service Corp.	296,911	0.1
14,593	@	PTC Therapeutics, Inc.	389,633	0.1
20,850		Quality Systems, Inc.	260,208	0.0
13,264	@	Quidel Corp.	250,424	0.0
13,869	@	Radius Health, Inc.	961,260	0.1
18,180		RadNet, Inc.	100,899	0.0
34,367		Raptor Pharmaceutical Corp.	207,920	0.0
13,377	@,L	Regulus Therapeutics, Inc.	87,486	0.0
13,445	@	Relypsa, Inc.	248,867	0.0
14,286	@	Repligen Corp.	397,865	0.1
14,866	L	Retrophin, Inc.	301,185	0.1
5,920	@	Revance Therapeutics, Inc.	176,179	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
41,161		Rigel Pharmaceuticals, Inc.	$101,668	0.0
24,337	@,L	Rockwell Medical Technologies, Inc.	187,638	0.0
35,891	@	RTI Biologics, Inc.	203,861	0.0
5,616	@	Sage Therapeutics, Inc.	237,669	0.0
10,505	@	Sagent Pharmaceuticals, Inc.	161,042	0.0
30,539	@	Sangamo Biosciences, Inc.	172,240	0.0
18,231	L	Sarepta Therapeutics, Inc.	585,397	0.1
27,703		Sciclone Pharmaceuticals, Inc.	192,259	0.0
4,276	@	SeaSpine Holdings Corp.	69,271	0.0
40,668		Select Medical Holdings Corp.	438,808	0.1
73,356	L	Sequenom, Inc.	128,373	0.0
14,911		Sorrento Therapeutics, Inc.	125,103	0.0
3,010	@,L	Spark Therapeutics Inc.	125,607	0.0
19,487	@,L	Spectranetics Corp.	229,752	0.0
32,791		Spectrum Pharmaceuticals, Inc.	196,090	0.0
18,835	L	Staar Surgical Co.	146,160	0.0
8,376	@	Stemline Therapeutics Inc.	73,960	0.0
23,861		Steris Corp.	1,550,249	0.2
10,934	@	Sucampo Pharmaceuticals, Inc.	217,259	0.0
15,949	@	Supernus Pharmaceuticals, Inc.	223,764	0.0
7,022	@	Surgical Care Affiliates, Inc.	229,549	0.0
8,943		SurModics, Inc.	195,315	0.0
45,718	L	Synergy Pharmaceuticals, Inc.	242,305	0.0
42,732	@	Synta Pharmaceuticals Corp.	74,354	0.0
31,104	@	Team Health Holdings, Inc.	1,680,549	0.2
9,599	@	Tesaro, Inc.	384,920	0.1
17,479	@,L	Tetraphase Pharmaceuticals, Inc.	130,393	0.0
14,870	L	TG Therapeutics, Inc.	149,890	0.0
57,548		TherapeuticsMD, Inc.	337,231	0.1
12,422	@,L	Theravance Biopharma, Inc.	136,518	0.0
38,128		Theravance, Inc.	273,759	0.0
23,135		Thoratec Corp.	1,463,520	0.2
42,200		Threshold Pharmaceuticals, Inc.	171,754	0.0
15,948	@	Tornier NV	325,180	0.1
14,492	@	Trevena, Inc.	149,992	0.0
12,570	@	Triple-S Management Corp.	223,872	0.0
42,590	@	Trius Therapeutics, Inc. - CVR	–	–
13,104	L	Trovagene, Inc.	74,562	0.0
16,514	@	Ultragenyx Pharmaceutical, Inc.	1,590,463	0.2
38,135	@,L	Unilife Corp.	37,368	0.0
25,820		Universal American Corp./NY	176,609	0.0
3,240		US Physical Therapy, Inc.	145,444	0.0
18,817	@,L	Vanda Pharmaceuticals, Inc.	212,256	0.0
9,821	@	Vascular Solutions, Inc.	318,299	0.1
9,039	@,L	Veracyte, Inc.	42,393	0.0
15,744	@	Verastem, Inc.	28,182	0.0
11,866	@,L	Versartis, Inc.	136,815	0.0
6,474	@,L	Vitae Pharmaceuticals, Inc.	71,279	0.0
7,991	@,L	Vital Therapies, Inc.	32,284	0.0
41,027	L	Vivus, Inc.	67,284	0.0
14,164	@	Vocera Communications, Inc.	161,611	0.0
18,923	@	WellCare Health Plans, Inc.	1,630,784	0.2
30,140		West Pharmaceutical Services, Inc.	1,631,177	0.2
20,104	@	Wright Medical Group, Inc.	422,586	0.1
13,945	@	Xencor, Inc.	170,547	0.0
30,042	@	Xenoport, Inc.	104,246	0.0
53,900	L	XOMA Corp.	40,517	0.0
7,573	@	Zafgen, Inc.	241,957	0.0
14,249	@	Zeltiq Aesthetics, Inc.	456,395	0.1
49,869	L	ZIOPHARM Oncology, Inc.	449,320	0.1
12,461		Zogenix, Inc.	168,224	0.0
7,720	@	ZS Pharma, Inc.	506,895	0.1
			108,439,163	14.8

		Industrials: 12.1%
18,622		AAON, Inc.	360,894	0.1
17,701		AAR Corp.	335,788	0.0
22,399		ABM Industries, Inc.	611,717	0.1
23,813		Acacia Research - Acacia Technologies	216,222	0.0
54,856		ACCO Brands Corp.	387,832	0.1
12,357		Aceto Corp.	339,200	0.1
27,499		Actuant Corp.	505,707	0.1
13,106		Advanced Drainage Systems, Inc.	379,157	0.1
17,794		Advisory Board Co.	810,339	0.1
21,430	@	Aegion Corp.	353,166	0.1
31,734		Aerojet Rocketdyne Holdings, Inc.	513,456	0.1
9,760	@	Aerovironment, Inc.	195,590	0.0
32,822	@	Air Transport Services Group, Inc.	280,628	0.0
27,964		Aircastle Ltd.	576,338	0.1
5,200		Alamo Group, Inc.	243,100	0.0
13,398		Albany International Corp.	383,317	0.1
5,701		Allegiant Travel Co.	1,232,841	0.2
14,411		Altra Holdings, Inc.	333,182	0.0
2,960	L	American Railcar Industries, Inc.	107,034	0.0
4,524		American Science & Engineering, Inc.	160,873	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
6,428		American Woodmark Corp.	$416,984	0.1
12,792		Apogee Enterprises, Inc.	571,163	0.1
17,542		Applied Industrial Technologies, Inc.	669,227	0.1
12,727		ArcBest Corp.	327,975	0.0
7,371		Argan, Inc.	255,626	0.0
9,121		Astec Industries, Inc.	305,645	0.0
7,787		Astronics Corp.	314,828	0.0
11,464	@	Atlas Air Worldwide Holdings, Inc.	396,196	0.1
11,895		AZZ, Inc.	579,168	0.1
21,828		Barnes Group, Inc.	786,899	0.1
4,172		Barrett Business Services, Inc.	179,104	0.0
21,471		Beacon Roofing Supply, Inc.	697,593	0.1
18,987		Belden CDT, Inc.	886,503	0.1
32,450	@	Blount International, Inc.	180,746	0.0
21,546		Brady Corp.	423,594	0.1
19,509		Briggs & Stratton Corp.	376,719	0.1
21,758		Brink's Co.	587,684	0.1
22,467		Builders FirstSource, Inc.	284,882	0.0
11,800	@	CAI International, Inc.	118,944	0.0
26,407		CBIZ, Inc.	259,317	0.0
13,820		CEB, Inc.	944,459	0.1
13,670		Celadon Group, Inc.	218,993	0.0
14,283	@	Chart Industries, Inc.	274,376	0.0
8,312		CIRCOR International, Inc.	333,477	0.0
59,121	@	Civeo Corp.	87,499	0.0
19,045		Clarcor, Inc.	908,066	0.1
12,085		Columbus McKinnon Corp.	219,464	0.0
18,360		Comfort Systems USA, Inc.	500,494	0.1
12,853	@	Continental Building Products, Inc.	264,001	0.0
21,585		Con-way, Inc.	1,024,208	0.1
6,474	@	Covenant Transportation Group, Inc.	116,338	0.0
8,223		Cubic Corp.	344,873	0.1
19,794		Curtiss-Wright Corp.	1,235,541	0.2
19,779		Deluxe Corp.	1,102,481	0.2
33,249		DigitalGlobe, Inc.	632,396	0.1
13,513		Douglas Dynamics, Inc.	268,368	0.0
5,069		DXP Enterprises, Inc.	138,282	0.0
14,501		Dycom Industries, Inc.	1,049,292	0.1
12,508	@	Echo Global Logistics, Inc.	245,157	0.0
6,450	@,L	Eclipse Resouces Corp	12,578	0.0
25,699		EMCOR Group, Inc.	1,137,181	0.2
10,592		Encore Wire Corp.	346,041	0.1
13,628	@	Enernoc, Inc.	107,661	0.0
19,136		EnerSys	1,025,307	0.1
8,320	@	Engility Holdings, Inc.	214,490	0.0
14,152		Ennis, Inc.	245,679	0.0
13,314	@,L	Enphase Energy, Inc.	49,262	0.0
10,689		EnPro Industries, Inc.	418,688	0.1
13,205		ESCO Technologies, Inc.	474,060	0.1
17,502		Essendant, Inc.	567,590	0.1
11,989		Esterline Technologies Corp.	861,889	0.1
13,127		Exponent, Inc.	584,939	0.1
29,294		Federal Signal Corp.	401,621	0.1
14,612		Forward Air Corp.	606,252	0.1
22,081		Franklin Electric Co., Inc.	601,266	0.1
17,715		FTI Consulting, Inc.	735,350	0.1
139,140	L	FuelCell Energy, Inc.	102,240	0.0
26,921		Furmanite Corp.	163,680	0.0
8,853		G&K Services, Inc.	589,787	0.1
30,020	L	Generac Holdings, Inc.	903,302	0.1
20,250		General Cable Corp.	240,975	0.0
16,839		Gibraltar Industries, Inc.	308,996	0.0
28,416	@,L	Golden Ocean Group Ltd.	69,903	0.0
9,134		Gorman-Rupp Co.	218,942	0.0
5,189		Graham Corp.	91,586	0.0
16,570		Granite Construction, Inc.	491,632	0.1
41,440		Great Lakes Dredge & Dock Corp.	208,858	0.0
11,363	L	Greenbrier Cos., Inc.	364,866	0.1
17,245		Griffon Corp.	271,954	0.0
16,013		H&E Equipment Services, Inc.	267,737	0.0
31,405		Harsco Corp.	284,843	0.0
20,737	@	Hawaiian Holdings, Inc.	511,789	0.1
8,082	L	HC2 Holdings, Inc.	56,655	0.0
30,277		Healthcare Services Group, Inc.	1,020,335	0.1
24,406		Heartland Express, Inc.	486,656	0.1
9,027		Heico Corp.	441,240	0.1
15,423		HEICO Corp.	700,358	0.1
11,963		Heidrick & Struggles International, Inc.	232,680	0.0
24,017		Herman Miller, Inc.	692,650	0.1
25,894		Hillenbrand, Inc.	673,503	0.1
19,418		HNI, Corp.	833,032	0.1
16,662		HUB Group, Inc.	606,663	0.1
10,086	@	Huron Consulting Group, Inc.	630,678	0.1
3,956		Hyster-Yale Materials Handling, Inc.	228,775	0.0
3,750		Hyster-Yale Materials Handling, Inc. - B shares	216,863	0.0
11,481	@	ICF International, Inc.	348,908	0.1
24,258	@	Innerworkings, Inc.	151,613	0.0
9,235		Insperity, Inc.	405,694	0.1
12,608		Insteel Industries, Inc.	202,737	0.0
28,821		Interface, Inc.	646,743	0.1
14,144		John Bean Technologies Corp.	541,008	0.1
6,844		Kadant, Inc.	266,984	0.0
13,130		Kaman Corp.	470,711	0.1
10,996		Kelly Services, Inc.	155,483	0.0
14,742	@,L	Keyw Holding Corp.	90,663	0.0
13,405		Kforce, Inc.	352,283	0.1
16,667		Kimball International, Inc.	157,670	0.0
19,685	@	KLX, Inc.	703,542	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
27,085		Knight Transportation, Inc.	$650,040	0.1
23,389		Knoll, Inc.	514,090	0.1
21,640		Korn/Ferry International	715,635	0.1
25,749		Kratos Defense & Security Solutions, Inc.	108,661	0.0
5,401		LB Foster Co.	66,324	0.0
6,009		Lindsay Manufacturing Co.	407,350	0.1
5,315		Lydall, Inc.	151,424	0.0
10,645		Marten Transport Ltd.	172,130	0.0
11,972	@	Masonite International Corp.	725,264	0.1
27,868		Mastec, Inc.	441,150	0.1
19,149		Matson, Inc.	737,045	0.1
14,316		Matthews International Corp.	701,055	0.1
13,467		McGrath Rentcorp	359,434	0.1
44,119		Meritor, Inc.	468,985	0.1
6,665		Miller Industries, Inc.	130,234	0.0
20,901		Mobile Mini, Inc.	643,542	0.1
16,863		Moog, Inc.	911,782	0.1
42,834	@	MRC Global, Inc.	477,599	0.1
13,227		MSA Safety, Inc.	528,683	0.1
22,692		Mueller Industries, Inc.	671,229	0.1
73,284		Mueller Water Products, Inc.	561,355	0.1
6,343		Multi-Color Corp.	485,176	0.1
13,078	@	MYR Group, Inc./Delaware	342,644	0.1
2,786		National Presto Industries, Inc.	234,748	0.0
27,020		Navigant Consulting, Inc.	429,888	0.1
42,187	@	Navios Maritime Holdings, Inc.	105,046	0.0
20,510	L	Navistar International Corp.	260,887	0.0
9,339		NCI Building Systems, Inc.	98,713	0.0
7,830		NN, Inc.	144,855	0.0
5,120	@	Nortek, Inc.	324,147	0.1
4,805	@	Northwest Pipe Co.	62,753	0.0
22,446		On Assignment, Inc.	828,257	0.1
14,724	@	Orion Marine Group, Inc.	88,050	0.0
4,259		Park-Ohio Holdings Corp.	122,915	0.0
4,855		Patrick Industries, Inc.	191,724	0.0
23,691	@	PGT, Inc.	290,925	0.0
73,600	L	Plug Power, Inc.	134,688	0.0
5,440		Powell Industries, Inc.	163,744	0.0
12,964		PowerSecure International, Inc.	149,345	0.0
18,117		Primoris Services Corp.	324,475	0.0
9,900	@	Proto Labs, Inc.	663,300	0.1
10,636		Quad/Graphics, Inc.	128,696	0.0
18,281		Quanex Building Products Corp.	332,166	0.0
23,778		Radiant Logistics, Inc.	106,050	0.0
17,535		Raven Industries, Inc.	297,218	0.0
10,827		RBC Bearings, Inc.	646,697	0.1
23,043	@	Republic Airways Holdings, Inc.	133,189	0.0
23,476		Resources Connection, Inc.	353,783	0.1
38,636	@	Rexnord Corp.	656,039	0.1
15,000	@	Roadrunner Transportation Systems, Inc.	276,000	0.0
20,600	@	RPX Corp.	282,632	0.0
17,130		Rush Enterprises, Inc. - Class A	414,546	0.1
10,528		Saia, Inc.	325,842	0.0
79,941	@,L	Scorpio Bulkers Inc.	116,714	0.0
17,333		Simpson Manufacturing Co., Inc.	580,482	0.1
22,664		Skywest, Inc.	378,036	0.1
11,040		SP Plus Corp.	255,576	0.0
6,198		Standex International Corp.	467,019	0.1
32,297		Steelcase, Inc.	594,588	0.1
10,132		Sun Hydraulics Corp.	278,326	0.0
35,519	@	Swift Transportation Co.	533,495	0.1
15,174		TAL International Group, Inc.	207,429	0.0
23,737	L	Taser International, Inc.	522,807	0.1
10,462		Team, Inc.	336,039	0.1
14,230	@	Teledyne Technologies, Inc.	1,284,969	0.2
8,657		Tennant Co.	486,350	0.1
25,923		Tetra Tech, Inc.	630,188	0.1
9,409	@,L	Textainer Group Holdings Ltd.	155,154	0.0
17,256	@	Thermon Group Holdings, Inc.	354,611	0.1
21,964		Titan International, Inc.	145,182	0.0
10,091	@	Titan Machinery, Inc.	115,845	0.0
14,204		Trex Co., Inc.	473,419	0.1
19,721		Trimas Corp.	322,438	0.0
17,486	@	TriNet Group, Inc.	293,765	0.0
19,342		TrueBlue, Inc.	434,615	0.1
16,140		Tutor Perini Corp.	265,664	0.0
5,824		Unifirst Corp.	622,061	0.1
12,000	@	Univar, Inc.	218,160	0.0
8,402		Universal Forest Products, Inc.	484,627	0.1
10,848		US Ecology, Inc.	473,515	0.1
42,645		UTI Worldwide, Inc.	195,741	0.0
4,667	@	Vectrus, Inc.	102,861	0.0
4,212	@	Veritiv Corp.	156,855	0.0
13,677		Viad Corp.	396,496	0.1
9,600	@,L	Virgin America, Inc.	328,608	0.0
2,425		VSE Corp.	97,170	0.0
33,158		Wabash National Corp.	351,143	0.1
15,843	@	WageWorks, Inc.	714,202	0.1
11,429		Watts Water Technologies, Inc.	603,680	0.1
17,372		Werner Enterprises, Inc.	436,037	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	251,723	0.0
18,371		West Corp.	411,510	0.1
27,367		Woodward, Inc.	1,113,837	0.2
30,515	L	XPO Logistics, Inc.	727,172	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,568		YRC Worldwide, Inc.	$193,172	0.0
			88,301,444	12.1

		Information Technology: 16.8%
18,832	@	A10 Networks, Inc.	112,804	0.0
50,525		ACI Worldwide, Inc.	1,067,088	0.2
34,676		Acxiom Corp.	685,198	0.1
26,711		Adtran, Inc.	389,981	0.1
18,567	@	Advanced Energy Industries, Inc.	488,312	0.1
265,780	L	Advanced Micro Devices, Inc.	457,142	0.1
14,337	@,L	Aerohive Networks, Inc.	85,735	0.0
10,559		Agilysys, Inc.	117,416	0.0
13,498	@,L	Ambarella Inc	780,049	0.1
17,861		American Software, Inc.	168,251	0.0
31,120	@	Amkor Technology, Inc.	139,729	0.0
19,423	@,L	Angie's List, Inc.	97,892	0.0
11,426		Anixter International, Inc.	660,194	0.1
37,036		Applied Micro Circuits Corp.	196,661	0.0
9,348	@	Applied Optoelectronics, Inc.	175,555	0.0
36,133		Aspen Technology, Inc.	1,369,802	0.2
15,775	@	AVG Technologies	343,106	0.1
16,483	@	Avid Technology, Inc.	131,205	0.0
5,446		AVX Corp.	71,288	0.0
7,838		Badger Meter, Inc.	455,074	0.1
29,611	@	Bankrate, Inc.	306,474	0.0
33,605	@,L	Bazaarvoice, Inc.	151,559	0.0
21,411		Benchmark Electronics, Inc.	465,903	0.1
3,778	@,L	Benefitfocus, Inc.	118,062	0.0
10,080		Black Box Corp.	148,579	0.0
20,716		Blackbaud, Inc.	1,162,582	0.2
23,303	@	Blackhawk Network Holdings, Inc.	987,814	0.1
19,329		Blucora, Inc.	266,160	0.0
17,861	@	Bottomline Technologies de, Inc.	446,704	0.1
18,467	@	Brightcove, Inc.	90,858	0.0
13,368	@	BroadSoft, Inc.	400,505	0.1
31,276		Brooks Automation, Inc.	366,242	0.1
12,377		Cabot Microelectronics Corp.	479,485	0.1
9,694		CACI International, Inc.	717,065	0.1
17,355		CalAmp Corp.	279,242	0.0
26,837	@	Calix, Inc.	209,060	0.0
25,602	@	Callidus Software, Inc.	434,978	0.1
19,742	@	Cardtronics, Inc.	645,563	0.1
7,023		Cass Information Systems, Inc.	345,040	0.1
23,054	@	Cavium, Inc.	1,414,824	0.2
12,961	@	Ceva, Inc.	240,686	0.0
9,253	@,L	ChannelAdvisor Corp.	91,975	0.0
22,938		Checkpoint Systems, Inc.	166,300	0.0
36,255	@,L	Chegg, Inc.	261,399	0.0
57,255		Ciber, Inc.	182,071	0.0
51,075		Ciena Corp.	1,058,274	0.2
14,173	@,L	Cimpress NV	1,078,707	0.2
26,992		Cirrus Logic, Inc.	850,518	0.1
10,866		Coherent, Inc.	594,370	0.1
15,820		Cohu, Inc.	155,985	0.0
19,354	@	Commvault Systems, Inc.	657,262	0.1
15,849	@	comScore, Inc.	731,431	0.1
7,024		Comtech Telecommunications	144,765	0.0
14,771	@	Constant Contact, Inc.	358,049	0.1
41,344		Convergys Corp.	955,460	0.1
23,943	@	Cornerstone OnDemand, Inc.	790,119	0.1
18,521		Cray, Inc.	366,901	0.1
14,952		CSG Systems International	460,522	0.1
18,501		CTS Corp.	342,453	0.1
9,718	@	Cvent, Inc.	327,108	0.1
20,462		Daktronics, Inc.	177,406	0.0
27,040	@	DealerTrack Holdings, Inc.	1,707,846	0.2
14,530	@,L	Demandware, Inc.	750,910	0.1
24,067		Diebold, Inc.	716,475	0.1
3,767	L	Digimarc Corp.	115,082	0.0
32,568	L	Digital Turbine, Inc.	58,948	0.0
16,484		Diodes, Inc.	352,263	0.1
29,442	@	Dot Hill Systems Corp.	286,471	0.0
14,999		DSP Group, Inc.	136,641	0.0
9,798	@	DTS, Inc.	261,607	0.0
51,413		EarthLink Holdings Corp.	399,993	0.1
12,376	L	Ebix, Inc.	308,905	0.0
11,030		Electro Rent Corp.	114,491	0.0
20,105		Electronics for Imaging, Inc.	870,144	0.1
12,816	@	Ellie Mae, Inc.	853,161	0.1
25,983	@,L	Endurance International Group Holdings, Inc.	347,133	0.1
63,351	@	Entegris, Inc.	835,600	0.1
20,832	@	EPAM Systems, Inc.	1,552,401	0.2
18,265		EPIQ Systems, Inc.	235,984	0.0
2,939		ePlus, Inc.	232,387	0.0
22,354	@	Euronet Worldwide, Inc.	1,656,208	0.2
37,194	@	Everi Holdings, Inc.	190,805	0.0
26,669		EVERTEC, Inc.	481,909	0.1
19,590		Exar Corp.	116,560	0.0
15,661	@	ExlService Holdings, Inc.	578,361	0.1
48,110		Extreme Networks, Inc.	161,650	0.0
17,311	@	Fabrinet	317,311	0.0
13,304		Fair Isaac Corp.	1,124,188	0.2
46,654	@	Fairchild Semiconductor International, Inc.	655,022	0.1
8,467	@	Faro Technologies, Inc.	296,345	0.0
17,437		FEI Co.	1,273,598	0.2
45,616		Finisar Corp.	507,706	0.1
16,915	@	FleetMatics Group PLC	830,357	0.1
28,489	@	Formfactor, Inc.	193,155	0.0
7,518		Forrester Research, Inc.	236,366	0.0
12,501	@	Gigamon, Inc.	250,145	0.0
20,388	@,L	Global Eagle Entertainment, Inc.	234,054	0.0
7,696	@,L	Globant SA	235,421	0.0
47,783	@	Glu Mobile, Inc.	208,812	0.0
25,314	@,L	Gogo, Inc.	386,798	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
32,662	@	GrubHub, Inc.	$794,993	0.1
24,636	@	GSI Group, Inc.	313,616	0.0
11,596	@	GTT Communications, Inc.	269,723	0.0
29,564	@	Guidewire Software, Inc.	1,554,475	0.2
49,490		Harmonic, Inc.	287,042	0.0
15,825		Heartland Payment Systems, Inc.	997,133	0.1
7,969	@	HubSpot, Inc.	369,523	0.1
25,606		II-VI, Inc.	411,744	0.1
17,717	@	Immersion Corp.	198,962	0.0
11,354	@	Imperva, Inc.	743,460	0.1
57,530	@	Infinera Corp.	1,125,287	0.2
25,394	@	Infoblox, Inc.	405,796	0.1
17,583	@	Inphi Corp.	422,695	0.1
18,921		Insight Enterprises, Inc.	489,108	0.1
61,581		Integrated Device Technology, Inc.	1,250,094	0.2
18,000		Integrated Silicon Solution, Inc.	386,820	0.1
7,784	@	Interactive Intelligence Group	231,263	0.0
15,676		InterDigital, Inc.	793,206	0.1
35,667		Internap Network Services Corp.	218,639	0.0
49,915		Intersil Corp.	584,005	0.1
20,961	@	IntraLinks Holdings, Inc.	173,767	0.0
30,648	@,L	InvenSense, Inc.	284,720	0.0
15,924	@	Itron, Inc.	508,135	0.1
27,015	@	Ixia	391,447	0.1
10,843		IXYS Corp.	121,008	0.0
20,274		j2 Global, Inc.	1,436,413	0.2
30,833	@	Jive Software, Inc.	143,990	0.0
12,744	@	Kimball Electronics, Inc.	152,036	0.0
36,782	@,L	Knowles Corp.	677,892	0.1
34,554		Kopin Corp.	108,500	0.0
52,589		Lattice Semiconductor Corp.	202,468	0.0
37,445	@	Lionbridge Technologies	184,978	0.0
11,166	@	Liquidity Services, Inc.	82,517	0.0
9,313		Littelfuse, Inc.	848,880	0.1
31,696	@	LivePerson, Inc.	239,622	0.0
10,865	@	LogMeIn, Inc.	740,558	0.1
5,282		Loral Space & Communications, Inc.	248,677	0.0
7,792	@	Luxoft Holding, Inc.	493,156	0.1
8,991	@	M/A-COM Technology Solutions Holdings, Inc.	260,649	0.0
31,679		Manhattan Associates, Inc.	1,973,602	0.3
10,700		Mantech International Corp.	274,990	0.0
20,566		Marchex, Inc.	82,881	0.0
22,658	@	Marin Software, Inc.	70,920	0.0
14,056	@	Marketo, Inc.	399,472	0.1
36,683		Mattson Technology, Inc.	85,471	0.0
28,398		MAXIMUS, Inc.	1,691,385	0.2
21,878	@	MaxLinear, Inc.	272,162	0.0
40,382		Mentor Graphics Corp.	994,609	0.1
21,849		Mercury Computer Systems, Inc.	347,618	0.1
16,412		Methode Electronics, Inc.	523,543	0.1
40,209		Microsemi Corp.	1,319,659	0.2
3,868		MicroStrategy, Inc.	759,946	0.1
65,732	@	Millennial Media, Inc.	115,031	0.0
22,432		MKS Instruments, Inc.	752,145	0.1
19,907	@,L	MobileIron, Inc.	61,712	0.0
13,048	@	Model N, Inc.	130,610	0.0
12,316		MoneyGram International, Inc.	98,774	0.0
15,767		Monolithic Power Systems, Inc.	807,270	0.1
20,019		Monotype Imaging Holdings, Inc.	436,815	0.1
43,061		Monster Worldwide, Inc.	276,452	0.0
7,644		MTS Systems Corp.	459,481	0.1
13,720	@	NeoPhotonics Corp.	93,433	0.0
14,834	@	Netgear, Inc.	432,708	0.1
38,487	@	Netscout Systems, Inc.	1,361,285	0.2
24,149	@,L	NeuStar, Inc.	657,094	0.1
19,213		Newport Corp.	264,179	0.0
30,700		NIC, Inc.	543,697	0.1
21,799	@	Nimble Storage, Inc.	525,792	0.1
3,107		NVE Corp.	150,814	0.0
45,463		Oclaro, Inc.	104,565	0.0
25,401		Omnivision Technologies, Inc.	667,030	0.1
12,884	@,L	OPOWER, Inc.	114,796	0.0
8,263	@	OSI Systems, Inc.	635,920	0.1
11,510		Park Electrochemical Corp.	202,461	0.0
13,350	@	Paycom Software, Inc.	479,398	0.1
6,500	@	Paylocity Holding Corp.	194,935	0.0
18,763	@	PDF Solutions, Inc.	187,630	0.0
17,000		Pegasystems, Inc.	418,370	0.1
19,816	@	Perficient, Inc.	305,761	0.0
12,601		Pericom Semiconductor Corp.	229,968	0.0
41,499		Photronics, Inc.	375,981	0.1
14,466		Plantronics, Inc.	735,596	0.1
14,667		Plexus Corp.	565,853	0.1
65,101		PMC - Sierra, Inc.	440,734	0.1
54,980		Polycom, Inc.	576,190	0.1
12,494		Power Integrations, Inc.	526,872	0.1
22,189		Progress Software Corp.	573,142	0.1
17,381	@	Proofpoint, Inc.	1,048,422	0.1
11,409	@	PROS Holdings, Inc.	252,595	0.0
9,093	@	Q2 Holdings, Inc.	224,779	0.0
38,657	@	QLIK Technologies, Inc.	1,409,048	0.2
38,696		QLogic Corp.	396,634	0.1
10,888	@	Qualys, Inc.	309,872	0.0
104,707	@	Quantum Corp.	73,012	0.0
24,364	@	QuinStreet, Inc.	135,220	0.0
50,955		Rambus, Inc.	601,269	0.1
23,401	@	RealD, Inc.	224,884	0.0
22,849	@	RealPage, Inc.	379,750	0.1
14,526	@	Rocket Fuel, Inc.	67,836	0.0
13,716		Rofin-Sinar Technologies, Inc.	355,656	0.1
8,459		Rogers Corp.	449,850	0.1
34,629		Rovi Corp.	363,258	0.1
12,630	@	Rubicon Project, Inc.	183,514	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
31,840	@	Ruckus Wireless, Inc.	$378,259	0.1
17,030	@	Rudolph Technologies, Inc.	212,023	0.0
35,150		Sanmina Corp.	751,155	0.1
13,034		Scansource, Inc.	462,186	0.1
18,958		Science Applications International Corp.	762,301	0.1
17,764	@	SciQuest, Inc.	177,640	0.0
21,000		Seachange Intl., Inc.	132,300	0.0
27,866		Semtech Corp.	420,777	0.1
29,852	@	ServiceSource International, Inc.	119,408	0.0
37,798	@	ShoreTel, Inc.	282,351	0.0
15,638		Sigma Designs, Inc.	107,746	0.0
19,775	@	Silicon Graphics International Corp.	77,716	0.0
17,053	@	Silicon Laboratories, Inc.	708,382	0.1
17,030	@	Silver Spring Networks, Inc.	219,346	0.0
27,357		Sonus Networks, Inc.	156,482	0.0
7,624	@	SPS Commerce, Inc.	517,593	0.1
6,482		Stamps.com, Inc.	479,733	0.1
21,499	L	Stratasys Ltd.	569,509	0.1
16,108	@	Super Micro Computer, Inc.	439,104	0.1
18,710		SYKES Enterprises, Inc.	477,105	0.1
15,407		Synaptics, Inc.	1,270,461	0.2
15,400	@	Synchronoss Technologies, Inc.	505,120	0.1
11,601		SYNNEX Corp.	986,781	0.1
13,972		Syntel, Inc.	633,071	0.1
34,966		Take-Two Interactive Software, Inc.	1,004,573	0.1
21,033	@	Tangoe, Inc.	151,438	0.0
13,729		Tech Data Corp.	940,436	0.1
10,161		TeleTech Holdings, Inc.	272,213	0.0
23,085		Tessera Technologies, Inc.	748,185	0.1
9,453	@	Textura Corp.	244,266	0.0
48,305	@	Tivo, Inc.	418,321	0.1
24,457	@,L	TrueCar, Inc.	127,421	0.0
28,434	@	TTM Technologies, Inc.	177,144	0.0
6,496	@	TubeMogul, Inc.	68,338	0.0
14,291		Tyler Technologies, Inc.	2,133,789	0.3
13,345	L	Ubiquiti Networks, Inc.	452,262	0.1
13,845		Ultratech, Inc.	221,797	0.0
22,868		Unisys Corp.	272,129	0.0
17,999		Universal Display Corp.	610,166	0.1
12,950	@,L	Vasco Data Security Intl.	220,668	0.0
18,256	@	Veeco Instruments, Inc.	374,431	0.1
25,344	@	Verint Systems, Inc.	1,093,594	0.2
18,435		Viasat, Inc.	1,185,186	0.2
50,331	@,L	Violin Memory, Inc.	69,457	0.0
26,200	L	VirnetX Holding Corp.	93,272	0.0
13,866	@	Virtusa Corp.	711,464	0.1
42,814		Vishay Intertechnology, Inc.	414,868	0.1
7,452	@	Vishay Precision Group, Inc.	86,369	0.0
20,031	@	Web.com Group, Inc.	422,253	0.1
16,830	@	WebMD Health Corp.	670,507	0.1
7,076	@	Wix.com Ltd.	123,264	0.0
27,579		Xcerra Corp.	173,196	0.0
19,390	@	XO Group, Inc.	273,981	0.0
14,561	@	Xoom Corp.	362,278	0.1
13,293	@	Xura, Inc.	297,497	0.0
7,784	@	Yodlee, Inc.	125,556	0.0
23,045	@	Zendesk, Inc.	454,217	0.1
39,724		Zix Corp.	167,238	0.0
			122,421,826	16.8

		Materials: 3.5%
13,872		A Schulman, Inc.	450,424	0.1
2,058		AEP Industries, Inc.	117,985	0.0
86,756	L	AK Steel Holding Corp.	209,082	0.0
13,761		American Vanguard Corp.	159,077	0.0
31,488		Axiall Corp.	494,047	0.1
13,626		Balchem Corp.	828,052	0.1
49,584	@	Berry Plastics Group, Inc.	1,490,991	0.2
15,765	@	Boise Cascade Co.	397,593	0.1
27,819		Calgon Carbon Corp.	433,420	0.1
19,879		Carpenter Technology Corp.	591,798	0.1
18,984		Century Aluminum Co.	87,326	0.0
29,805	@	Chemtura Corp.	853,019	0.1
9,140		Clearwater Paper Corp.	431,774	0.1
61,763	L	Cliffs Natural Resources, Inc.	150,702	0.0
56,841	L	Coeur d'Alene Mines Corp.	160,292	0.0
46,723		Commercial Metals Co.	633,097	0.1
3,642		Core Molding Technologies, Inc.	67,195	0.0
6,339		Deltic Timber Corp.	379,136	0.1
33,835		Ferro Corp.	370,493	0.1
24,838	L	Flotek Industries, Inc.	414,795	0.1
30,512		Globe Specialty Metals, Inc.	370,111	0.0
9,176		Greif, Inc. - Class A	292,806	0.0
6,410		Hawkins, Inc.	246,785	0.0
6,644		Haynes International, Inc.	251,409	0.0
20,817		HB Fuller Co.	706,529	0.1
34,932		Headwaters, Inc.	656,722	0.1
189,828		Hecla Mining Co.	373,961	0.1
32,120	@,L	Horsehead Holding Corp.	97,645	0.0
9,882		Innophos Holdings, Inc.	391,722	0.1
9,913		Innospec, Inc.	461,054	0.1
22,148		Intrepid Potash, Inc.	122,700	0.0
6,984		Kaiser Aluminum Corp.	560,466	0.1
36,502		KapStone Paper and Packaging Corp.	602,648	0.1
5,755		KMG Chemicals, Inc.	111,014	0.0
9,399		Koppers Holdings, Inc.	189,578	0.0
16,893	@	Kraton Performance Polymers, Inc.	302,385	0.0
20,076	@	Landec Corp.	234,287	0.0
59,324		Louisiana-Pacific Corp.	844,774	0.1
11,370		LSB Industries, Inc.	174,188	0.0
8,875		Materion Corp.	266,427	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
15,240		Minerals Technologies, Inc.	$733,958	0.1
12,057		Myers Industries, Inc.	161,564	0.0
7,502		Neenah Paper, Inc.	437,217	0.1
30,812	L	Olin Corp.	517,950	0.1
13,867		OM Group, Inc.	456,086	0.1
28,112		Omnova Solutions, Inc.	155,740	0.0
18,379		PH Glatfelter Co.	316,486	0.0
38,001		PolyOne Corp.	1,114,949	0.2
5,802		Quaker Chemical Corp.	447,218	0.1
20,779		Rayonier Advanced Materials, Inc.	127,167	0.0
10,906	@	Real Industry, Inc.	96,191	0.0
11,870		Rentech, Inc.	66,472	0.0
13,661		Schnitzer Steel Industries, Inc.	184,970	0.0
13,909		Schweitzer-Mauduit International, Inc.	478,191	0.1
20,927	@,L	Senomyx, Inc.	93,334	0.0
19,417		Sensient Technologies Corp.	1,190,262	0.2
7,849		Stepan Co.	326,597	0.0
55,703		Stillwater Mining Co	575,412	0.1
3,569	@	Summit Materials, Inc.	66,990	0.0
36,627		SunCoke Energy, Inc.	284,958	0.0
17,066		TimkenSteel Corp.	172,708	0.0
13,047		Tredegar Corp.	170,655	0.0
29,247	@,L	Tronox Ltd. - CL A	127,809	0.0
7,926	@	US Concrete Inc.	378,783	0.1
25,637		Wausau Paper Corp.	164,077	0.0
21,222		Worthington Industries, Inc.	561,959	0.1
14,979	@	Zagg, Inc.	101,707	0.0
			25,486,919	3.5

		Telecommunication Services: 1.0%
44,046	@	8x8, Inc.	364,260	0.1
4,425		Atlantic Tele-Network, Inc.	327,140	0.1
18,949	@	Boingo Wireless, Inc.	156,898	0.0
117,413		Cincinnati Bell, Inc.	366,329	0.1
21,607		Cogent Communications Group, Inc.	586,846	0.1
21,100		Consolidated Communications Holdings, Inc.	406,597	0.1
12,379	@	Fairpoint Communications, Inc.	190,760	0.0
23,224	@	General Communication, Inc.	400,846	0.1
206,387	@	Globalstar, Inc.	324,028	0.0
30,613		inContact, Inc.	229,904	0.0
14,556		Inteliquent, Inc.	325,036	0.0
12,181	@,L	Intelsat SA	78,324	0.0
38,208	@,L	Iridium Communications, Inc.	234,979	0.0
40,289	@	Leap Wireless International, Inc. - CVR	106,766	0.0
11,903		Lumos Networks Corp.	144,740	0.0
5,646	@,L	Pacific DataVision, Inc.	168,815	0.0
112,006	@	Pendrell Corp.	80,644	0.0
24,937		Premier Global Services, Inc.	342,634	0.1
6,386		Reis, Inc.	144,643	0.0
21,745	@	RingCentral, Inc.	394,672	0.1
11,567		Shenandoah Telecom Co.	495,183	0.1
13,328		Spok Holdings, Inc.	219,379	0.0
3,790	@,L	Straight Path Communications, Inc.	153,154	0.0
84,317	@	Vonage Holdings Corp.	495,784	0.1
39,462		Windstream Holdings, Inc.	242,297	0.0
			6,980,658	1.0

		Utilities: 3.6%
20,326	@,L	Abengoa Yield PLC	336,395	0.0
18,860		Allete, Inc.	952,241	0.1
18,656		American States Water Co.	772,358	0.1
65,637	@,L	Atlantic Power Corp.	122,085	0.0
28,900		Avista Corp.	960,925	0.1
20,796		Black Hills Corp.	859,707	0.1
22,615		California Water Service Group	500,244	0.1
5,820		Chesapeake Utilities Corp.	308,926	0.0
25,401		Cleco Corp.	1,352,349	0.2
56,291	@	Dynegy, Inc.	1,163,535	0.2
20,575		El Paso Electric Co.	757,571	0.1
23,606		Empire District Electric Co.	520,040	0.1
8,507	L	Genie Energy Ltd	70,013	0.0
21,043		Idacorp, Inc.	1,361,693	0.2
19,018		Laclede Group, Inc.	1,037,052	0.1
18,670		MGE Energy, Inc.	769,017	0.1
38,853		New Jersey Resources Corp.	1,166,756	0.2
15,410		Northwest Natural Gas Co.	706,394	0.1
20,473		NorthWestern Corp.	1,102,062	0.2
15,799	L	NRG Yield, Inc. - Class A	176,159	0.0
24,367	L	NRG Yield, Inc. - Class C	282,901	0.0
20,562		ONE Gas, Inc.	932,075	0.1
14,307		Ormat Technologies, Inc.	486,867	0.1
18,383		Otter Tail Corp.	479,061	0.1
21,691		Pattern Energy Group, Inc.	414,081	0.1
33,292		Piedmont Natural Gas Co.	1,334,010	0.2
34,377		PNM Resources, Inc.	964,275	0.1
34,142		Portland General Electric Co.	1,262,230	0.2
9,130		SJW Corp.	280,747	0.0
33,163		South Jersey Industries, Inc.	837,366	0.1
21,421		Southwest Gas Corp.	1,249,273	0.2
29,807	@	Talen Energy Corp.	301,051	0.0
25,089		UIL Holdings Corp.	1,261,224	0.2
6,300		Unitil Corp.	232,344	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
8,981	@,L	Vivint Solar, Inc.	$94,121	0.0
20,642		WGL Holdings, Inc.	1,190,424	0.2
			26,597,572	3.6

		Total Common Stock
		(Cost $514,572,028)	709,665,563	97.1

WARRANTS: 0.0%
		Energy: 0.0%
11,987	@	Magnum Hunter Resources Corp.	5	0.0

		Total Warrants
		(Cost $–)	5	0.0

		Total Long-Term Investments
		(Cost $514,572,028)	709,665,568	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
		Securities Lending Collateralcc: 6.9%
12,086,617		Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $12,086,650, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $12,328,349, due 10/15/15-08/15/45)	12,086,617	1.6
9,997,664		Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $9,997,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $10,197,617, due 10/01/15-09/09/49)	9,997,664	1.4
12,086,617		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $12,086,667, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $12,328,350, due 11/30/19-02/15/44)	12,086,617	1.6
12,086,617		Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $12,086,663, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,328,349, due 11/15/15-07/20/65)	12,086,617	1.7
4,633,357		State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $4,633,379, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,727,852, due 01/15/17-02/15/42)	4,633,357	0.6
			50,890,872	6.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
18,139,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
		(Cost $18,139,000)	18,139,000	2.5

		Total Short-Term Investments
		(Cost $69,029,872)	69,029,872	9.4

		Total Investments in Securities (Cost $583,601,900)	$778,695,440	106.5
		Liabilities in Excess of Other Assets	(47,596,787)	(6.5)
		Net Assets	$731,098,653	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $584,965,792.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$268,307,188
Gross Unrealized Depreciation	(74,577,540)

Net Unrealized Appreciation	$193,729,648

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$102,573,307	$–	$–	$102,573,307
Consumer Staples	24,470,114	–	–	24,470,114
Energy	20,574,914	–	–	20,574,914
Financials	183,819,646	–	–	183,819,646
Health Care	108,387,851	–	51,312	108,439,163
Industrials	87,977,297	324,147	–	88,301,444
Information Technology	122,421,826	–	–	122,421,826
Materials	25,486,919	–	–	25,486,919
Telecommunication Services	6,873,892	–	106,766	6,980,658
Utilities	26,597,572	–	–	26,597,572
Total Common Stock	709,183,338	324,147	158,078	709,665,563
Warrants	–	5	–	5
Short-Term Investments	18,139,000	50,890,872	–	69,029,872
Total Investments, at fair value	$727,322,338	$51,215,024	$158,078	$778,695,440
Liabilities Table
Other Financial Instruments+
Futures	$(861,973)	$–	$–	$(861,973)
Total Liabilities	$(861,973)	$–	$–	$(861,973)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	191	12/18/15	$20,931,690	$(861,973)
			$20,931,690	$(861,973)

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Small Cap Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$861,973
Total Liability Derivatives		$861,973

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 13.7%
177,175		AMC Entertainment Holdings, Inc.	$4,463,038	0.7
422,101	@	Belmond Ltd	4,267,441	0.7
94,500		Cheesecake Factory	5,099,220	0.9
75,700		Childrens Place Retail Stores, Inc.	4,365,619	0.7
73,037	@	Dave & Buster's Entertainment, Inc.	2,762,990	0.5
109,036		Express, Inc.	1,948,473	0.3
96,850		Finish Line, Inc.	1,869,205	0.3
56,975	@	Helen of Troy Ltd.	5,087,868	0.9
84,530	@	Imax Corp.	2,856,269	0.5
67,400		Jack in the Box, Inc.	5,192,496	0.9
176,700	@	La Quinta Holdings, Inc.	2,788,326	0.5
159,861		La-Z-Boy, Inc.	4,245,908	0.7
65,600		Marriott Vacations Worldwide Corp.	4,469,984	0.8
76,275		Monro Muffler Brake, Inc.	5,152,376	0.9
68,700		Papa John's International, Inc.	4,704,576	0.8
158,725		Pier 1 Imports, Inc.	1,095,202	0.2
59,016		Pool Corp.	4,266,857	0.7
50,450		Rent-A-Center, Inc.	1,223,412	0.2
157,950		Sally Beauty Holdings, Inc.	3,751,313	0.6
43,875	L	Sturm Ruger & Co., Inc.	2,575,024	0.4
50,100		Vail Resorts, Inc.	5,244,468	0.9
178,400		Wolverine World Wide, Inc.	3,860,576	0.6
			81,290,641	13.7

		Consumer Staples: 2.2%
41,235		Casey's General Stores, Inc.	4,243,906	0.7
191,950		Flowers Foods, Inc.	4,748,843	0.8
94,450		Pinnacle Foods, Inc.	3,955,566	0.7
			12,948,315	2.2

		Energy: 2.0%
274,200	@	Bill Barrett Corp.	904,860	0.2
194,600	@,L	C&J Energy Services Ltd.	684,992	0.1
119,100	@	Carrizo Oil & Gas, Inc.	3,637,314	0.6
313,500	@,L	Cloud Peak Energy, Inc.	824,505	0.2
40,155		Dril-Quip, Inc.	2,337,824	0.4
633,300	@	Petroquest Energy, Inc.	740,961	0.1
221,000		Unit Corp.	2,488,460	0.4
			11,618,916	2.0

		Financials: 24.8%
243,100		Colony Capital, Inc.	4,755,036	0.8
163,182		CubeSmart	4,440,182	0.7
140,263		CyrusOne, Inc.	4,580,990	0.8
154,637		DCT Industrial Trust, Inc.	5,205,081	0.9
114,860		Easterly Government Properties, Inc.	1,832,017	0.3
140,135	@	Encore Capital Group, Inc.	5,184,995	0.9
99,803		Evercore Partners, Inc.	5,014,103	0.8
149,879		First American Financial Corp.	5,855,773	1.0
185,453		Great Western Bancorp, Inc.	4,704,943	0.8
121,800		Highwoods Properties, Inc.	4,719,750	0.8
27,337		Infinity Property & Casualty Corp.	2,201,722	0.4
328,000		Investors Bancorp, Inc.	4,047,520	0.7
190,800		Kennedy-Wilson Holdings, Inc.	4,230,036	0.7
101,418		LaSalle Hotel Properties	2,879,257	0.5
35,177		MarketAxess Holdings, Inc.	3,267,240	0.6
174,725		MB Financial, Inc.	5,703,024	1.0
71,000		Nelnet, Inc.	2,457,310	0.4
114,000		PacWest Bancorp	4,880,340	0.8
107,351		Primerica, Inc.	4,838,310	0.8
108,750		PrivateBancorp, Inc.	4,168,387	0.7
42,368		Prosperity Bancshares, Inc.	2,080,692	0.3
95,823		QTS Realty Trust, Inc.	4,186,507	0.7
359,200		Radian Group, Inc.	5,714,872	1.0
230,213		Redwood Trust, Inc.	3,186,148	0.5
138,700		Selective Insurance Group	4,308,022	0.7
33,609	@	Signature Bank	4,623,254	0.8
20,100		Simmons First National Corp.	963,393	0.2
64,000		South State Corp.	4,919,680	0.8
71,790	@	Springleaf Holdings, Inc.	3,138,659	0.5
226,000		Starwood Property Trust, Inc.	4,637,520	0.8
266,200		Sterling Bancorp/DE	3,958,394	0.7
113,335		Stifel Financial Corp.	4,771,403	0.8
29,674		SVB Financial Group	3,428,534	0.6
190,960		Talmer Bancorp, Inc.	3,179,484	0.5
181,300		Urban Edge Properties	3,914,267	0.7
132,200		Webster Financial Corp.	4,710,286	0.8
			146,687,131	24.8

		Health Care: 12.6%
88,125	@	Acadia Pharmaceuticals, Inc.	2,914,294	0.5
91,800	@	Aerie Pharmaceuticals, Inc.	1,628,532	0.3
109,875	@	AMN Healthcare Services, Inc.	3,297,349	0.6
60,505		Amsurg Corp.	4,701,844	0.8
14,400	@	Cempra, Inc.	400,896	0.1
70,999	@	Charles River Laboratories International, Inc.	4,509,856	0.8
31,500	@	Depomed, Inc.	593,775	0.1
58,700	@,L	Enanta Pharmaceuticals, Inc.	2,121,418	0.4
84,500	@	Envision Healthcare Holdings, Inc.	3,108,755	0.5
23,250	@,L	Esperion Therapeutics, Inc.	548,467	0.1
96,500	@	Greatbatch, Inc.	5,444,530	0.9

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
112,925	L	Halozyme Therapeutics, Inc.	$1,516,583	0.2
158,224		Healthsouth Corp.	6,071,055	1.0
101,650		Hill-Rom Holdings, Inc.	5,284,783	0.9
65,725	@	Impax Laboratories, Inc.	2,314,177	0.4
123,200	L	Lexicon Pharmaceuticals, Inc.	1,323,168	0.2
32,500	@	MacroGenics, Inc.	696,150	0.1
99,200		Masimo Corp.	3,825,152	0.6
43,014		Mednax, Inc.	3,303,045	0.6
93,000	@,L	Merrimack Pharmaceuticals, Inc.	791,430	0.1
88,252	L	Nektar Therapeutics	967,242	0.2
44,700		Neurocrine Biosciences, Inc.	1,778,613	0.3
99,736		Owens & Minor, Inc.	3,185,568	0.5
30,875	@,L	Pacira Pharmaceuticals, Inc./DE	1,268,962	0.2
73,200	@	Relypsa, Inc.	1,354,932	0.2
89,080	L	Steris Corp.	5,787,528	1.0
66,000	@	WellCare Health Plans, Inc.	5,687,880	1.0
			74,425,984	12.6

		Industrials: 16.3%
177,050		ABM Industries, Inc.	4,835,235	0.8
227,100		Actuant Corp.	4,176,369	0.7
76,941	@	Atlas Air Worldwide Holdings, Inc.	2,659,081	0.5
146,400		Barnes Group, Inc.	5,277,720	0.9
135,900		Beacon Roofing Supply, Inc.	4,415,391	0.8
449,800	@	Blount International, Inc.	2,505,386	0.4
167,600		Brady Corp.	3,295,016	0.6
132,100		Clarcor, Inc.	6,298,528	1.1
67,700		Curtiss-Wright Corp.	4,225,834	0.7
120,018		Healthcare Services Group, Inc.	4,044,607	0.7
229,500		Heartland Express, Inc.	4,576,230	0.8
86,600		HUB Group, Inc.	3,153,106	0.5
122,800		KAR Auction Services, Inc.	4,359,400	0.7
122,200		On Assignment, Inc.	4,509,180	0.8
74,600		Orbital ATK, Inc.	5,361,502	0.9
57,122		Regal-Beloit Corp.	3,224,537	0.5
40,799	@	Teledyne Technologies, Inc.	3,684,150	0.6
139,900		Tetra Tech, Inc.	3,400,969	0.6
77,800		Toro Co.	5,488,012	0.9
72,850		Universal Forest Products, Inc.	4,201,988	0.7
60,125		Waste Connections, Inc.	2,920,872	0.5
110,700		Watts Water Technologies, Inc.	5,847,174	1.0
92,500		Woodward, Inc.	3,764,750	0.6
			96,225,037	16.3

		Information Technology: 16.7%
185,900	@	Advanced Energy Industries, Inc.	4,889,170	0.8
125,112	@	Blackhawk Network Holdings, Inc.	5,303,498	0.9
90,600	@	Bottomline Technologies de, Inc.	2,265,906	0.4
49,700		CACI International, Inc.	3,676,309	0.6
158,266	@	Cardtronics, Inc.	5,175,298	0.9
129,150	@	Commvault Systems, Inc.	4,385,934	0.7
151,306	@	Cornerstone OnDemand, Inc.	4,993,098	0.8
214,000		EVERTEC, Inc.	3,866,980	0.6
123,300		Flir Systems, Inc.	3,451,167	0.6
82,000		j2 Global, Inc.	5,809,700	1.0
64,400		Littelfuse, Inc.	5,870,060	1.0
187,100		Microsemi Corp.	6,140,622	1.0
97,217		MKS Instruments, Inc.	3,259,686	0.5
88,700		Plantronics, Inc.	4,510,395	0.8
116,659		Plexus Corp.	4,500,704	0.8
332,600		Polycom, Inc.	3,485,648	0.6
193,469	@	Q2 Holdings, Inc.	4,782,554	0.8
160,300	@	QLIK Technologies, Inc.	5,842,935	1.0
107,500		Rofin-Sinar Technologies, Inc.	2,787,475	0.5
82,900		Semtech Corp.	1,251,790	0.2
31,750	@	Ultimate Software Group, Inc.	5,683,567	1.0
139,500	@	Veeco Instruments, Inc.	2,861,145	0.5
49,050	@	WEX, Inc.	4,259,502	0.7
			99,053,143	16.7

		Materials: 4.4%
123,700		Carpenter Technology Corp.	3,682,549	0.6
337,600		Commercial Metals Co.	4,574,480	0.8
153,700		HB Fuller Co.	5,216,578	0.9
91,900		Minerals Technologies, Inc.	4,425,904	0.7
218,400	L	Olin Corp.	3,671,304	0.6
1,103,300	@	Thompson Creek Metals Co., Inc.	482,032	0.1
147,200		Worthington Industries, Inc.	3,897,856	0.7
			25,950,703	4.4

		Utilities: 2.4%
136,800		El Paso Electric Co.	5,036,976	0.8
35,500		Idacorp, Inc.	2,297,205	0.4
67,368		ONE Gas, Inc.	3,053,792	0.5
107,000		Portland General Electric Co.	3,955,790	0.7
			14,343,763	2.4

	Total Common Stock (Cost $504,538,872)		562,543,633	95.1

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.7%
95,275	iShares Russell 2000 Index Fund	$10,404,030	1.7

	Total Exchange-Traded Funds
	(Cost $11,206,820)	10,404,030	1.7

	Total Long-Term Investments
	(Cost $515,745,692)	572,947,663	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateralcc: 2.6%
3,558,234	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $3,558,244, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $3,629,399, due 10/15/15-08/15/45)	3,558,234	0.6
2,943,322	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $2,943,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,002,188, due 10/01/15-09/09/49)	2,943,322	0.5
3,558,234	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $3,558,249, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $3,629,399, due 11/30/19-02/15/44)	3,558,234	0.6
3,558,234	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $3,558,248, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,629,399, due 11/15/15-07/20/65)	3,558,234	0.6
1,363,987	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $1,363,993, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,391,805, due 01/15/17-02/15/42)	1,363,987	0.3
		14,982,011	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
22,009,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $22,009,000)	22,009,000	3.7

	Total Short-Term Investments
	(Cost $36,991,011)	36,991,011	6.3

	Total Investments in Securities (Cost $552,736,703)	$609,938,674	103.1
	Liabilities in Excess of Other Assets	(18,249,992)	(3.1)
	Net Assets	$591,688,682	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $555,663,133.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$108,367,642
Gross Unrealized Depreciation	(54,092,101)

Net Unrealized Appreciation	$54,275,541

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$562,543,633	$–	$–	$562,543,633
Exchange-Traded Funds	10,404,030	–	–	10,404,030
Short-Term Investments	22,009,000	14,982,011	–	36,991,011
Total Investments, at fair value	$594,956,663	$14,982,011	$–	$609,938,674

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.3%
		Basic Materials: 1.8%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$983,173	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	988,161	0.0
500,000		Agrium, Inc., 4.125%, 03/15/35	443,132	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	747,636	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	481,801	0.0
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,020,000	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,082,938	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,750,116	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	508,697	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	806,225	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	476,385	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	386,626	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,765,152	0.1
500,000		Dow Chemical Co., 4.250%, 10/01/34	468,872	0.0
500,000		Dow Chemical Co., 4.625%, 10/01/44	454,261	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	3,970,872	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,078,077	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/44	367,169	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	784,596	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,536,766	0.1
525,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	462,000	0.0
750,000	L	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	628,597	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	372,500	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	350,000	0.0
250,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	226,027	0.0
200,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	157,000	0.0
200,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	140,938	0.0
250,000		Goldcorp, Inc., 3.625%, 06/09/21	241,209	0.0
400,000		International Paper Co., 3.650%, 06/15/24	396,198	0.0
750,000		International Paper Co., 3.800%, 01/15/26	740,818	0.0
500,000		International Paper Co., 5.150%, 05/15/46	490,583	0.0
750,000		International Paper Co., 5.000%, 09/15/35	738,006	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	503,334	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	251,180	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	927,588	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	400,030	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	805,338	0.0
500,000		Monsanto Co., 3.950%, 04/15/45	407,562	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	228,693	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	263,374	0.0
1,500,000		Newmont Mining Corp., 3.500%, 03/15/22	1,348,617	0.1
500,000		Newmont Mining Corp., 5.875%, 04/01/35	433,352	0.0
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,192,016	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	956,141	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	4,873,715	0.2
500,000		Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	488,889	0.0
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	499,275	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	488,524	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	248,756	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,500,927	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	598,019	0.0
5,000,000		Southern Copper Corp., 5.375%, 04/16/20	5,375,350	0.2
250,000		Southern Copper Corp., 5.875%, 04/23/45	203,285	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/40	312,501	0.0
3,000,000	L	Teck Resources Ltd., 4.750%, 01/15/22	1,929,879	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	2,698,187	0.1
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,168,699	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials: (continued)
1,955,000	L	Vale Overseas Ltd., 6.875%, 11/21/36	$1,562,045	0.1
750,000	L	Vale SA, 5.625%, 09/11/42	525,353	0.0
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,349,903	0.1
			62,585,063	1.8

		Communications: 3.6%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/44	245,169	0.0
3,550,000		21st Century Fox America, Inc., 6.150%, 03/01/37	4,028,767	0.1
300,000		Amazon.com, Inc., 0.650%, 11/27/15	300,108	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	298,905	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	291,235	0.0
5,000,000		America Movil SAB de CV, 5.000%, 03/30/20	5,516,400	0.2
300,000		AT&T, Inc., 1.400%, 12/01/17	298,599	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	757,751	0.0
1,000,000		AT&T, Inc., 2.450%, 06/30/20	987,370	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/25	956,835	0.0
2,000,000		AT&T, Inc., 4.500%, 05/15/35	1,839,886	0.1
2,250,000		AT&T, Inc., 4.750%, 05/15/46	2,070,823	0.1
5,150,000		AT&T, Inc., 6.500%, 09/01/37	5,856,240	0.2
500,000		British Telecommunications PLC, 1.250%, 02/14/17	499,521	0.0
500,000		British Telecommunications PLC, 2.350%, 02/14/19	502,401	0.0
300,000		CBS Corp., 2.300%, 08/15/19	297,859	0.0
300,000		CBS Corp., 3.700%, 08/15/24	294,583	0.0
250,000		CBS Corp., 4.000%, 01/15/26	246,411	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,130,352	0.1
250,000		CBS Corp., 4.600%, 01/15/45	221,020	0.0
300,000		CBS Corp., 4.900%, 08/15/44	278,202	0.0
500,000	#	CCO Safari II LLC, 4.464%, 07/23/22	500,570	0.0
500,000	#	CCO Safari II LLC, 4.908%, 07/23/25	498,571	0.0
1,000,000	#	CCO Safari II LLC, 6.484%, 10/23/45	1,010,792	0.0
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	1,003,503	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,015,010	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,027,381	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,049,870	0.1
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,753,509	0.1
500,000		Comcast Corp., 3.375%, 02/15/25	505,700	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,294,381	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	745,291	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	741,572	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,012,998	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,025,306	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,204,488	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	427,370	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	750,523	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	282,253	0.0
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	498,689	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,230,451	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/23	713,218	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,877,891	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	248,686	0.0
300,000		eBay, Inc., 2.875%, 08/01/21	292,921	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	285,909	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	193,576	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,664,482	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,129,452	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	504,688	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	285,352	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/24	90,439	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,504,488	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	495,946	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	499,396	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,500,000	Omnicom Group, Inc., 3.625%, 05/01/22	$1,520,420	0.1
250,000	Orange SA, 2.750%, 02/06/19	257,335	0.0
500,000	Orange SA, 5.500%, 02/06/44	546,976	0.0
1,500,000	Qwest Corp., 6.750%, 12/01/21	1,590,938	0.1
250,000	Rogers Communications, Inc., 5.000%, 03/15/44	254,413	0.0
500,000	Scripps Networks Interactive, Inc., 3.500%, 06/15/22	490,380	0.0
250,000	Scripps Networks Interactive, Inc., 3.900%, 11/15/24	245,886	0.0
1,000,000	Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,046,506	0.1
750,000	Telefonica Emisiones SAU, 3.192%, 04/27/18	767,516	0.0
2,655,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	2,682,917	0.1
700,000	Telefonica Emisiones SAU, 5.134%, 04/27/20	766,746	0.0
2,000,000	Telefonica Emisiones SAU, 5.462%, 02/16/21	2,237,518	0.1
750,000	Time Warner Cable, Inc., 4.125%, 02/15/21	771,808	0.0
1,000,000	Time Warner Cable, Inc., 4.500%, 09/15/42	793,817	0.0
400,000	Time Warner Cable, Inc., 5.350%, 12/15/43	422,634	0.0
5,075,000	Time Warner Cable, Inc., 5.850%, 05/01/17	5,373,121	0.2
1,925,000	Time Warner Cable, Inc., 6.500%, 11/15/36	2,244,571	0.1
500,000	Time Warner, Inc., 2.100%, 06/01/19	500,888	0.0
500,000	Time Warner, Inc., 3.550%, 06/01/24	496,553	0.0
500,000	Time Warner, Inc., 4.650%, 06/01/44	479,188	0.0
500,000	Time Warner, Inc., 4.850%, 07/15/45	492,908	0.0
3,500,000	Time Warner, Inc., 4.875%, 03/15/20	3,884,164	0.1
500,000	Verizon Communications, Inc., 1.100%, 11/01/17	496,265	0.0
500,000	Verizon Communications, Inc., 2.550%, 06/17/19	506,921	0.0
776,000	Verizon Communications, Inc., 2.625%, 02/21/20	781,493	0.0
500,000	Verizon Communications, Inc., 3.450%, 03/15/21	513,848	0.0
1,650,000	Verizon Communications, Inc., 4.400%, 11/01/34	1,540,805	0.1
655,000	Verizon Communications, Inc., 4.522%, 09/15/48	578,262	0.0
3,000,000	Verizon Communications, Inc., 4.500%, 09/15/20	3,248,442	0.1
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	2,807,670	0.1
4,636,000	Verizon Communications, Inc., 4.862%, 08/21/46	4,354,613	0.1
133,000	Verizon Communications, Inc., 5.012%, 08/21/54	122,142	0.0
1,250,000	Verizon Communications, Inc., 5.050%, 03/15/34	1,245,790	0.1
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	5,958,339	0.2
40,000	Verizon Communications, Inc., 6.400%, 09/15/33	45,982	0.0
135,000	Verizon Communications, Inc., 6.550%, 09/15/43	160,369	0.0
400,000	Viacom, Inc., 2.200%, 04/01/19	390,330	0.0
3,500,000	Viacom, Inc., 2.500%, 12/15/16	3,540,404	0.1
1,000,000	Viacom, Inc., 2.500%, 09/01/18	1,006,056	0.0
1,000,000	Viacom, Inc., 3.250%, 03/15/23	916,433	0.0
400,000	Viacom, Inc., 3.875%, 04/01/24	375,801	0.0
200,000	Viacom, Inc., 4.850%, 12/15/34	173,375	0.0
400,000	Viacom, Inc., 5.250%, 04/01/44	347,950	0.0
1,000,000	Viacom, Inc., 5.850%, 09/01/43	931,825	0.0
500,000	Vodafone Group PLC, 1.500%, 02/19/18	497,188	0.0
500,000	Vodafone Group PLC, 2.950%, 02/19/23	474,045	0.0
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,233,355	0.1
300,000	Walt Disney Co., 0.450%, 12/01/15	300,028	0.0
300,000	Walt Disney Co., 1.100%, 12/01/17	300,106	0.0
300,000	Walt Disney Co., 2.350%, 12/01/22	296,697	0.0
1,000,000	Walt Disney Co., 5.500%, 03/15/19	1,126,241	0.1
1,000,000	WPP Finance 2010, 3.625%, 09/07/22	1,018,764	0.0
		124,439,851	3.6

	Consumer, Cyclical: 1.9%
500,000	AutoZone, Inc., 2.875%, 01/15/23	485,453	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
750,000		AutoZone, Inc., 3.125%, 07/15/23	$743,123	0.0
400,000		BorgWarner, Inc., 4.375%, 03/15/45	360,542	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	500,575	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	382,625	0.0
1,839,712		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,067,376	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	300,077	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	300,233	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,251	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	253,842	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	739,117	0.0
250,000		CVS Caremark Corp., 3.375%, 08/12/24	251,767	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	265,411	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	221,626	0.0
250,000		CVS Health Corp., 2.250%, 08/12/19	252,937	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	508,596	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/22	1,033,556	0.1
500,000		CVS Health Corp., 3.875%, 07/20/25	516,648	0.0
1,250,000		CVS Health Corp., 4.875%, 07/20/35	1,316,355	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,080,339	0.1
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	500,271	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	500,964	0.0
990,810		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,150,578	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	282,616	0.0
1,000,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,002,984	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,253,899	0.1
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,037,798	0.1
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	622,887	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	775,696	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,469,766	0.1
600,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	602,860	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,033,684	0.1
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,127,448	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	488,461	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,004,935	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,016,995	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,177,722	0.1
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	198,888	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	389,932	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	230,422	0.0
500,000		Kohl's Corp., 4.250%, 07/17/25	502,056	0.0
1,000,000		Lowe's Cos, Inc., 1.625%, 04/15/17	1,011,983	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	596,463	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	471,229	0.0
532,000		Macy's Retail Holdings, Inc., 3.625%, 06/01/24	515,676	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,019,913	0.1
500,000		Macy's Retail Holdings, Inc., 4.500%, 12/15/34	459,604	0.0
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,045,954	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	498,063	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	500,132	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	487,124	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	400,478	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	393,956	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,270,359	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	300,630	0.0
250,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	252,459	0.0
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	750,032	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	404,741	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,556,195	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000	NVR, Inc., 3.950%, 09/15/22	$511,719	0.0
300,000	O'Reilly Automotive, Inc., 3.800%, 09/01/22	307,779	0.0
250,000	Starbucks Corp., 2.000%, 12/05/18	253,738	0.0
500,000	Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	477,472	0.0
400,000	Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	347,072	0.0
500,000	TJX Cos, Inc., 2.500%, 05/15/23	484,846	0.0
5,295,000	Toyota Motor Credit Corp., 2.800%, 01/11/16	5,328,983	0.2
250,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	253,631	0.0
250,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	253,659	0.0
250,000	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	249,445	0.0
250,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	237,169	0.0
250,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	240,713	0.0
1,000,000	Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,035,637	0.1
3,130,000	Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,789,147	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/25	298,711	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/24	205,607	0.0
1,000,000	Wyndham Worldwide Corp., 4.250%, 03/01/22	995,767	0.0
800,000	Yum! Brands, Inc., 3.750%, 11/01/21	822,174	0.0
		66,079,571	1.9

	Consumer, Non-cyclical: 4.0%
500,000	AbbVie, Inc., 1.800%, 05/14/18	498,962	0.0
500,000	AbbVie, Inc., 2.500%, 05/14/20	497,811	0.0
250,000	AbbVie, Inc., 3.200%, 11/06/22	248,825	0.0
250,000	AbbVie, Inc., 3.600%, 05/14/25	247,426	0.0
1,250,000	AbbVie, Inc., 4.500%, 05/14/35	1,192,289	0.1
250,000	AbbVie, Inc., 4.700%, 05/14/45	243,657	0.0
1,000,000	Actavis Funding SCS, 3.000%, 03/12/20	1,003,622	0.1
500,000	Actavis Funding SCS, 3.450%, 03/15/22	493,881	0.0
500,000	Actavis plc, 1.875%, 10/01/17	499,011	0.0
500,000	Actavis plc, 3.250%, 10/01/22	487,258	0.0
500,000	Actavis plc, 4.625%, 10/01/42	464,170	0.0
1,725,000	Aetna, Inc., 1.500%, 11/15/17	1,727,569	0.1
400,000	Aetna, Inc., 2.200%, 03/15/19	401,005	0.0
500,000	Aetna, Inc., 2.750%, 11/15/22	483,429	0.0
250,000	Aetna, Inc., 3.500%, 11/15/24	249,445	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	294,259	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	465,861	0.0
500,000	Altria Group, Inc., 2.950%, 05/02/23	486,374	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/42	278,554	0.0
1,156,000	Altria Group, Inc., 9.950%, 11/10/38	1,854,700	0.1
500,000	AmerisourceBergen Corp., 3.400%, 05/15/24	497,812	0.0
250,000	AmerisourceBergen Corp., 4.250%, 03/01/45	231,240	0.0
250,000	Amgen, Inc., 3.625%, 05/22/24	251,278	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,642,858	0.2
1,000,000	Amgen, Inc., 4.400%, 05/01/45	922,360	0.0
661,000	Amgen, Inc., 6.375%, 06/01/37	786,250	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	499,987	0.0
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	217,838	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,911,768	0.1
250,000	Anthem, Inc., 3.500%, 08/15/24	248,042	0.0
750,000	AstraZeneca PLC, 1.950%, 09/18/19	756,416	0.0
2,900,000	AstraZeneca PLC, 6.450%, 09/15/37	3,744,947	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/25	509,022	0.0
500,000	Baxter International, Inc., 0.950%, 06/01/16	500,332	0.0
239,000	Baxter International, Inc., 1.850%, 06/15/18	239,192	0.0
4,370,000	Becton Dickinson & Co., 3.125%, 11/08/21	4,392,042	0.1
2,000,000	Biogen, Inc., 6.875%, 03/01/18	2,241,904	0.1
400,000	Boston Scientific Corp., 2.850%, 05/15/20	400,370	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
400,000		Boston Scientific Corp., 3.375%, 05/15/22	$400,254	0.0
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,494,094	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	431,602	0.0
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	509,510	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	440,429	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	403,219	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	496,258	0.0
400,000		Cardinal Health, Inc., 3.750%, 09/15/25	406,668	0.0
500,000		Cardinal Health, Inc., 4.600%, 03/15/43	485,406	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/45	510,182	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	503,906	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,013,018	0.1
250,000		Celgene Corp., 3.625%, 05/15/24	249,469	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,139,464	0.1
500,000		Celgene Corp., 4.625%, 05/15/44	476,498	0.0
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,030,335	0.1
500,000		Celgene Corp., 5.000%, 08/15/45	498,147	0.0
3,000,000		Cigna Corp., 4.000%, 02/15/22	3,112,803	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,794,992	0.1
750,000		Clorox Co., 3.050%, 09/15/22	747,553	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,145,551	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	993,548	0.1
792,000		ConAgra Foods, Inc., 2.100%, 03/15/18	789,651	0.0
543,000		ConAgra Foods, Inc., 3.200%, 01/25/23	520,887	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	561,956	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	505,785	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	745,941	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	724,116	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	495,505	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	738,793	0.0
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,294,404	0.1
500,000		Eli Lilly & Co., 3.700%, 03/01/45	472,316	0.0
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	500,577	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	508,761	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	273,391	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	399,306	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	246,578	0.0
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,258,554	0.1
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	370,757	0.0
500,000		General Mills, Inc., 0.875%, 01/29/16	500,486	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	708,698	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	352,594	0.0
500,000		Gilead Sciences, Inc., 3.250%, 09/01/22	504,930	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	261,212	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	193,173	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	251,809	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	353,057	0.0
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,007,989	0.1
500,000		GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	500,735	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	494,745	0.0
500,000	#	HJ Heinz Co., 5.200%, 07/15/45	531,871	0.0
500,000	#	HJ Heinz Co., 5.000%, 07/15/35	523,869	0.0
3,550,000		Humana, Inc., 3.150%, 12/01/22	3,507,503	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,196,087	0.1
551,000		Kellogg Co., 4.000%, 12/15/20	589,077	0.0
1,000,000		Kraft Foods Group, Inc., 2.250%, 06/05/17	1,011,752	0.1
3,266,000		Kraft Foods, Inc., 6.125%, 08/23/18	3,645,921	0.1
400,000		Kroger Co., 2.300%, 01/15/19	402,627	0.0
400,000		Kroger Co., 3.300%, 01/15/21	410,975	0.0
1,000,000		Kroger Co., 3.850%, 08/01/23	1,034,756	0.1
1,379,000		Kroger Co., 7.500%, 04/01/31	1,782,688	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	$505,313	0.0
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	250,871	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	246,031	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	227,881	0.0
500,000		McKesson Corp., 1.400%, 03/15/18	495,826	0.0
500,000		McKesson Corp., 2.284%, 03/15/19	501,507	0.0
500,000		McKesson Corp., 2.850%, 03/15/23	485,681	0.0
1,500,000		McKesson Corp., 3.250%, 03/01/16	1,513,301	0.1
400,000		McKesson Corp., 3.796%, 03/15/24	411,063	0.0
300,000		McKesson Corp., 4.883%, 03/15/44	302,991	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	235,207	0.0
400,000		Medtronic, Inc., 2.750%, 04/01/23	393,279	0.0
350,000		Medtronic, Inc., 4.000%, 04/01/43	328,299	0.0
250,000		Medtronic, Inc., 4.625%, 03/15/44	256,274	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/20	250,731	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/45	230,117	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/43	992,504	0.0
500,000		Molson Coors Brewing Co., 5.000%, 05/01/42	442,629	0.0
1,000,000		Mondelez International, Inc., 4.000%, 02/01/24	1,038,428	0.1
250,000		Mylan, Inc./PA, 2.550%, 03/28/19	246,537	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/24	517,635	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/44	247,982	0.0
1,500,000		PepsiCo, Inc., 4.000%, 03/05/42	1,451,100	0.1
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,625,233	0.1
750,000		Pfizer, Inc., 3.400%, 05/15/24	765,912	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/43	994,192	0.1
2,000,000		Pfizer, Inc., 6.200%, 03/15/19	2,284,602	0.1
250,000		Philip Morris International, Inc., 1.250%, 11/09/17	250,128	0.0
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	624,679	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/24	250,097	0.0
500,000		Philip Morris International, Inc., 4.250%, 11/10/44	484,536	0.0
250,000		Reynolds American, Inc., 3.250%, 11/01/22	249,198	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/35	545,213	0.0
250,000		Reynolds American, Inc., 6.150%, 09/15/43	285,051	0.0
3,000,000	#	Reynolds American, Inc., 8.125%, 06/23/19	3,555,639	0.1
3,330,000		Sanofi-Aventis SA, 4.000%, 03/29/21	3,610,895	0.1
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	493,223	0.0
500,000		St Jude Medical, Inc., 4.750%, 04/15/43	492,999	0.0
1,000,000		Stryker Corp., 1.300%, 04/01/18	995,228	0.1
250,000		Synchrony Financial, 3.750%, 08/15/21	252,899	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	252,220	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	299,545	0.0
500,000		Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	494,176	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/19	151,275	0.0
1,000,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	1,000,114	0.1
750,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	745,286	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/19	304,165	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/23	493,363	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/21	304,821	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/23	498,816	0.0
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/21	2,101,280	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/35	264,433	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	264,805	0.0
1,000,000		UnitedHealth Group, Inc., 6.000%, 02/15/18	1,102,472	0.1
500,000		Ventas Realty L.P., 3.750%, 05/01/24	498,277	0.0
400,000		Verisk Analytics, Inc., 5.500%, 06/15/45	394,750	0.0
250,000		WellPoint, Inc., 1.875%, 01/15/18	250,236	0.0
250,000		WellPoint, Inc., 2.250%, 08/15/19	249,122	0.0
1,000,000		WellPoint, Inc., 2.300%, 07/15/18	1,004,982	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
250,000		WellPoint, Inc., 4.650%, 08/15/44	$242,732	0.0
			136,816,285	4.0

		Energy: 3.1%
500,000	L	Anadarko Petroleum Corp., 3.450%, 07/15/24	485,880	0.0
2,250,000	L	Anadarko Petroleum Corp., 4.500%, 07/15/44	2,010,172	0.1
1,000,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	1,039,460	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	737,756	0.0
543,000		Apache Corp., 3.250%, 04/15/22	529,585	0.0
500,000		Apache Corp., 4.250%, 01/15/44	427,000	0.0
1,000,000		Apache Corp., 4.750%, 04/15/43	906,162	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	232,072	0.0
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	998,806	0.0
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	961,389	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	501,652	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	248,445	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	511,341	0.0
1,650,000		Cameron International Corp., 3.600%, 04/30/22	1,665,782	0.1
400,000		Cameron International Corp., 3.700%, 06/15/24	399,422	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	231,691	0.0
500,000		Cenovus Energy, Inc., 4.450%, 09/15/42	397,780	0.0
1,000,000		Cenovus Energy, Inc., 5.200%, 09/15/43	875,914	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	298,893	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	290,499	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	495,059	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	469,570	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	715,160	0.0
500,000		CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	499,444	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	758,149	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	256,459	0.0
500,000		ConocoPhillips Co., 3.350%, 05/15/25	488,036	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	475,782	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/44	474,792	0.0
2,000,000		ConocoPhillips Co., 6.500%, 02/01/39	2,420,378	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	384,165	0.0
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	3,852,352	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	909,849	0.0
250,000	L	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	164,656	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/25	422,500	0.0
400,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	365,947	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/24	226,546	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	196,015	0.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	450,988	0.0
500,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	506,342	0.0
800,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	712,866	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,665,734	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	340,273	0.0
250,000	L	Ensco PLC, 4.500%, 10/01/24	185,069	0.0
1,000,000		Ensco PLC, 5.750%, 10/01/44	694,038	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	473,686	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	95,766	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	89,521	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,577,446	0.1
4,805,000		Enterprise Products Operating, LLC, 3.200%, 02/01/16	4,838,106	0.2
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	256,692	0.0
400,000		EOG Resources, Inc., 2.450%, 04/01/20	404,046	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	$1,892,590	0.1
500,000		EOG Resources, Inc., 3.900%, 04/01/35	473,649	0.0
500,000		FMC Technologies, Inc., 2.000%, 10/01/17	498,798	0.0
1,000,000		Halliburton Co., 1.000%, 08/01/16	1,000,150	0.1
500,000	L	Halliburton Co., 2.000%, 08/01/18	503,503	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	501,873	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	497,895	0.0
1,500,000		Hess Corp., 5.600%, 02/15/41	1,404,533	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,577,877	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	478,744	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	443,264	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	323,037	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	2,808,383	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	627,478	0.0
300,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	294,851	0.0
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	450,221	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	390,578	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	416,883	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,246,241	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	684,720	0.0
1,000,000		Marathon Oil Corp., 0.900%, 11/01/15	999,799	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	448,342	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/25	222,986	0.0
1,000,000		Marathon Oil Corp., 5.200%, 06/01/45	846,796	0.0
1,000,000		Marathon Petroleum Corp., 3.500%, 03/01/16	1,010,251	0.1
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	357,045	0.0
500,000		Murphy Oil Corp., 2.500%, 12/01/17	488,439	0.0
1,350,000		Murphy Oil Corp., 3.700%, 12/01/22	1,124,067	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/24	279,638	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/44	608,658	0.0
3,000,000	L	Noble Holding International Ltd., 4.625%, 03/01/21	2,313,711	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,724,405	0.1
250,000		Occidental Petroleum Corp., 4.625%, 06/15/45	252,459	0.0
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,491,149	0.1
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	3,937,714	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/43	910,239	0.0
1,000,000		Petrobras Global Finance BV, 2.000%, 05/20/16	963,500	0.0
250,000		Phillips 66, 4.650%, 11/15/34	244,237	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	495,308	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	275,756	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	269,742	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	754,562	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	220,458	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	751,175	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/35	1,464,764	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/45	247,172	0.0
250,000		Southwestern Energy Co., 3.300%, 01/23/18	245,784	0.0
250,000		Southwestern Energy Co., 4.050%, 01/23/20	248,831	0.0
250,000		Southwestern Energy Co., 4.950%, 01/23/25	222,891	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	511,163	0.0
250,000		Statoil ASA, 2.250%, 11/08/19	252,454	0.0
250,000		Statoil ASA, 2.750%, 11/10/21	250,789	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	469,001	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	$3,547,405	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	435,495	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	386,716	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	310,088	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,054,820	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	480,854	0.0
500,000		Total Capital International SA, 0.750%, 01/25/16	500,502	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	501,843	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	508,691	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,866,629	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	508,348	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	1,921,204	0.1
1,000,000		TransCanada PipeLines Ltd., 7.625%, 01/15/39	1,282,569	0.1
250,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	251,286	0.0
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,047,500	0.1
1,785,000		Valero Energy Corp., 6.625%, 06/15/37	1,967,495	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,321,362	0.1
1,500,000		Weatherford International Ltd., 4.500%, 04/15/22	1,215,183	0.1
400,000		Williams Cos, Inc., 4.550%, 06/24/24	317,828	0.0
500,000		Williams Cos, Inc., 5.750%, 06/24/44	351,025	0.0
400,000		Williams Partners L.P., 3.600%, 03/15/22	368,818	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	454,587	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	347,280	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	383,920	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	400,655	0.0
			107,765,789	3.1

		Financial: 7.7%
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	727,305	0.0
1,000,000	L	ACE INA Holdings, Inc., 5.800%, 03/15/18	1,101,746	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,027,523	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	504,451	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	887,769	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,657,737	0.1
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	399,751	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,518,651	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,110,622	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	504,682	0.0
500,000	#,L	American Honda Finance Corp., 1.500%, 09/11/17	502,265	0.0
250,000		American International Group, Inc., 4.700%, 07/10/35	256,457	0.0
500,000		American International Group, Inc., 4.800%, 07/10/45	512,754	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	515,121	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	965,267	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,315,734	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	702,388	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	956,612	0.0
500,000		Aon PLC, 4.600%, 06/14/44	488,721	0.0
500,000		Aon PLC, 4.750%, 05/15/45	491,862	0.0
400,000	L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	416,896	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	485,499	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	493,148	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,297,633	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	1,000,083	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,004,312	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	506,091	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,000,000	Bank of America Corp., 3.300%, 01/11/23	$3,982,368	0.1
2,000,000	Bank of America Corp., 3.625%, 03/17/16	2,026,616	0.1
1,000,000	Bank of America Corp., 3.875%, 03/22/17	1,033,280	0.1
1,500,000	Bank of America Corp., 3.950%, 04/21/25	1,462,726	0.1
1,000,000	Bank of America Corp., 4.100%, 07/24/23	1,041,089	0.1
1,000,000	Bank of America Corp., 4.250%, 10/22/26	991,231	0.0
500,000	Bank of America Corp., 4.000%, 04/01/24	515,773	0.0
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,757,280	0.1
1,900,000	Bank of America Corp., 5.700%, 01/24/22	2,170,167	0.1
1,000,000	Bank of Montreal, 1.300%, 07/15/16	1,004,193	0.0
1,000,000	Bank of Montreal, 1.400%, 09/11/17	1,003,432	0.0
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	998,194	0.0
1,000,000	Bank of New York Mellon Corp., 1.350%, 03/06/18	998,121	0.0
1,000,000	Bank of New York Mellon Corp., 2.100%, 08/01/18	1,011,867	0.0
1,100,000	Bank of Nova Scotia, 0.750%, 10/09/15	1,100,068	0.1
500,000	Bank of Nova Scotia, 1.375%, 12/18/17	499,425	0.0
1,000,000	Bank of Nova Scotia, 1.375%, 07/15/16	1,005,138	0.0
1,000,000	Bank of Nova Scotia, 1.850%, 04/14/20	997,893	0.0
500,000	Bank of Nova Scotia, 2.050%, 06/05/19	503,268	0.0
500,000	Barclays Bank PLC, 3.750%, 05/15/24	506,210	0.0
750,000	Barclays Bank PLC, 5.125%, 01/08/20	839,260	0.0
750,000	Barclays PLC, 2.875%, 06/08/20	751,072	0.0
250,000	Barclays PLC, 5.250%, 08/17/45	252,922	0.0
1,000,000	BB&T Corp., 1.600%, 08/15/17	1,004,796	0.0
250,000	BB&T Corp., 2.450%, 01/15/20	252,535	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,058,953	0.1
750,000	BBVA, 4.664%, 10/09/15	750,413	0.0
1,000,000	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,003,282	0.0
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	751,874	0.0
1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,010,274	0.0
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	509,051	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,034,681	0.1
250,000	Berkshire Hathaway, Inc., 0.800%, 02/11/16	250,424	0.0
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	756,397	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	560,505	0.0
250,000	BNP Paribas SA, 1.375%, 03/17/17	250,186	0.0
250,000	BNP Paribas SA, 2.450%, 03/17/19	252,448	0.0
500,000	BNP Paribas SA, 3.250%, 03/03/23	504,322	0.0
2,475,000	BNP Paribas, 3.600%, 02/23/16	2,502,094	0.1
4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,098,243	0.2
500,000	Branch Banking & Trust Co., 3.625%, 09/16/25	501,000	0.0
400,000	Branch Banking & Trust Co., 3.800%, 10/30/26	406,560	0.0
500,000	Brandywine Operating Partnership L.P., 3.950%, 02/15/23	494,432	0.0
300,000	Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	300,000	0.0
500,000	Capital One Financial Corp., 2.450%, 04/24/19	498,862	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/25	477,542	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	499,132	0.0
550,000	Capital One NA/Mclean VA, 2.350%, 08/17/18	551,941	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,227,270	0.1
500,000	Citigroup, Inc., 2.500%, 07/29/19	503,647	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	1,950,890	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	509,693	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	765,786	0.0
500,000	Citigroup, Inc., 4.300%, 11/20/26	496,460	0.0
1,000,000	Citigroup, Inc., 4.450%, 09/29/27	994,972	0.0
500,000	Citigroup, Inc., 4.400%, 06/10/25	504,061	0.0
700,000	Citigroup, Inc., 4.000%, 08/05/24	694,080	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,089,970	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	$1,201,114	0.1
2,000,000	Citigroup, Inc., 8.125%, 07/15/39	2,886,622	0.1
1,000,000	CME Group, Inc., 3.000%, 09/15/22	1,012,981	0.1
500,000	Comerica Bank, 2.500%, 06/02/20	504,390	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	499,677	0.0
250,000	Comerica, Inc., 3.800%, 07/22/26	249,996	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	506,113	0.0
250,000	Compass Bank, 2.750%, 09/29/19	249,317	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.250%, 01/14/19	505,165	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	503,093	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	501,561	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,028,067	0.1
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	5,993,845	0.2
1,000,000	Deutsche Bank AG/London, 3.700%, 05/30/24	994,970	0.0
750,000	Deutsche Bank AG, 2.950%, 08/20/20	754,243	0.0
800,000	Discover Bank/Greenwood DE, 2.600%, 11/13/18	803,997	0.0
500,000	Discover Bank/Greenwood DE, 3.100%, 06/04/20	505,459	0.0
500,000	Discover Bank/Greenwood DE, 3.200%, 08/09/21	500,430	0.0
400,000	Discover Bank/Greenwood DE, 4.250%, 03/13/26	406,883	0.0
500,000	Discover Bank/Greenwood DE, 4.200%, 08/08/23	515,859	0.0
500,000	Discover Financial Services, 3.950%, 11/06/24	493,207	0.0
500,000	EPR Properties, 4.500%, 04/01/25	480,588	0.0
500,000	ERP Operating L.P., 3.375%, 06/01/25	494,331	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/44	505,974	0.0
2,000,000	Fifth Third Bancorp, 3.500%, 03/15/22	2,041,598	0.1
400,000	Fifth Third Bancorp, 4.300%, 01/16/24	412,140	0.0
250,000	First Tennessee Bank NA, 2.950%, 12/01/19	253,169	0.0
1,500,000	General Electric Capital Corp., 5.875%, 01/14/38	1,876,840	0.1
6,500,000	General Electric Capital Corp., 6.750%, 03/15/32	8,796,729	0.3
500,000	Goldman Sachs Group, Inc., 2.550%, 10/23/19	504,059	0.0
2,050,000	Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,079,832	0.1
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/25	502,735	0.0
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,020,885	0.1
500,000	Goldman Sachs Group, Inc., 5.150%, 05/22/45	492,899	0.0
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/22	861,704	0.0
4,840,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,332,625	0.2
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,782,732	0.2
1,350,000	Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,428,204	0.1
500,000	HCP, Inc., 2.625%, 02/01/20	498,813	0.0
3,400,000	HCP, Inc., 3.750%, 02/01/16	3,429,213	0.1
250,000	HCP, Inc., 3.875%, 08/15/24	245,136	0.0
500,000	HCP, Inc., 4.000%, 06/01/25	492,311	0.0
500,000	Welltower, Inc., 2.250%, 03/15/18	502,821	0.0
500,000	Hospitality Properties Trust, 4.500%, 06/15/23	500,066	0.0
500,000	Hospitality Properties Trust, 5.000%, 08/15/22	529,940	0.0
750,000	Host Hotels & Resorts L.P., 3.750%, 10/15/23	735,614	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/37	4,016,468	0.1
1,000,000	HSBC USA, Inc., 1.625%, 01/16/18	998,164	0.0
250,000	HSBC USA, Inc., 2.250%, 06/23/19	250,695	0.0
250,000	HSBC USA, Inc., 3.500%, 06/23/24	254,654	0.0
1,000,000	Huntington National Bank, 1.350%, 08/02/16	1,000,572	0.0
1,000,000	Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,011,234	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	$3,589,054	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	525,528	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	903,423	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,731,177	0.1
375,000		JPMorgan Chase & Co., 1.100%, 10/15/15	375,080	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,491,386	0.1
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/20	1,009,060	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,468,331	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/24	496,345	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/26	998,730	0.0
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/27	998,721	0.0
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,319,916	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,371,097	0.3
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,895	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	388,353	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/25	252,875	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,560,558	0.1
500,000		Lloyds Bank PLC, 3.500%, 05/14/25	496,353	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	251,302	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	996,521	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	400,633	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	500,778	0.0
500,000		MetLife, Inc., 3.600%, 04/10/24	510,037	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	468,826	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	380,972	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	311,117	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	5,712,547	0.2
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,509,495	0.1
500,000		Morgan Stanley, 3.700%, 10/23/24	503,165	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,017,811	0.1
500,000		Morgan Stanley, 4.350%, 09/08/26	503,889	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	853,254	0.0
10,500,000		Morgan Stanley, 6.625%, 04/01/18	11,696,906	0.4
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	501,466	0.0
500,000		National Australia Bank Ltd/New York, 1.300%, 07/25/16	502,868	0.0
500,000		National Retail Properties, Inc., 3.900%, 06/15/24	503,316	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	295,120	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	261,464	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,011,852	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	482,919	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	979,445	0.0
500,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	498,933	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	515,370	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	544,828	0.0
300,000		Principal Financial Group, Inc., 1.850%, 11/15/17	302,018	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	296,598	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,003,321	0.0
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	992,450	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,020,477	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/20	1,019,278	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/25	1,040,109	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,077,984	0.1
500,000		ProLogis L.P., 2.750%, 02/15/19	509,860	0.0
500,000		ProLogis L.P., 4.250%, 08/15/23	518,946	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	472,222	0.0
500,000		Prudential Financial, Inc., 5.375%, 05/15/45	496,875	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,567,258	0.2
400,000		Realty Income Corp., 3.875%, 07/15/24	401,261	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	306,456	0.0
750,000		Royal Bank of Canada, 0.800%, 10/30/15	750,246	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Royal Bank of Canada, 1.500%, 01/16/18	$750,092	0.0
500,000		Royal Bank of Scotland PLC/The, 1.875%, 03/31/17	498,258	0.0
500,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	491,472	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	251,753	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	251,146	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,028,803	0.1
500,000		Simon Property Group L.P., 4.250%, 10/01/44	487,046	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,479,266	0.1
500,000		State Street Corp., 3.550%, 08/18/25	509,739	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	482,047	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	252,992	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	252,546	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,241,809	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	703,411	0.0
1,464,000		UBS AG/Stamford CT, 4.875%, 08/04/20	1,626,131	0.1
500,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	501,566	0.0
750,000		US Bancorp, 2.950%, 07/15/22	746,917	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,024,656	0.1
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	498,445	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	588,486	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	242,179	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/26	505,248	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	996,617	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/27	510,524	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,786,336	0.3
3,983,000		Wells Fargo & Co., 5.606%, 01/15/44	4,457,654	0.1
500,000		Welltower, Inc., 4.000%, 06/01/25	501,056	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	1,003,800	0.0
500,000		Westpac Banking Corp., 2.000%, 08/14/17	506,278	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,063,227	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	404,044	0.0
			266,629,802	7.7

		Industrial: 1.9%
500,000		3M Co., 2.000%, 06/26/22	487,503	0.0
200,000		3M Co., 3.875%, 06/15/44	197,051	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,297,650	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,012,955	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	431,681	0.0
400,000		Arrow Electronics, Inc., 3.500%, 04/01/22	395,903	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/19	836,629	0.0
500,000		Boeing Co., 3.300%, 03/01/35	464,920	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	505,334	0.0
500,000		Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	493,377	0.0
4,000,000		Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,131,048	0.1
500,000		Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	481,031	0.0
500,000		Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	486,790	0.0
400,000		Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	416,846	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	963,550	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/45	754,748	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/35	771,794	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	999,322	0.1
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,330	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	295,489	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	514,244	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
300,000	Caterpillar, Inc., 1.500%, 06/26/17	$301,885	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,473,163	0.1
250,000	Caterpillar, Inc., 3.400%, 05/15/24	249,874	0.0
250,000	Caterpillar, Inc., 4.300%, 05/15/44	243,334	0.0
500,000	CSX Corp., 3.950%, 05/01/50	434,797	0.0
1,000,000	CSX Corp., 4.100%, 03/15/44	913,540	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	963,486	0.1
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,117,140	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	3,843,615	0.1
250,000	FedEx Corp., 2.300%, 02/01/20	251,392	0.0
200,000	FedEx Corp., 3.875%, 08/01/42	175,998	0.0
500,000	General Dynamics Corp., 1.000%, 11/15/17	497,694	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	480,185	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/42	461,603	0.0
500,000	General Electric Co., 2.700%, 10/09/22	501,908	0.0
879,000	General Electric Co., 5.250%, 12/06/17	952,263	0.1
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,103,545	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/24	512,178	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	482,046	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	250,265	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	238,284	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/21	761,956	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/24	506,007	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	502,021	0.0
800,000	L-3 Communications Corp., 4.950%, 02/15/21	849,786	0.0
1,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	1,037,685	0.1
250,000	Lockheed Martin Corp., 3.600%, 03/01/35	230,317	0.0
1,500,000	Lockheed Martin Corp., 4.070%, 12/15/42	1,426,089	0.1
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	1,799,220	0.1
500,000	Norfolk Southern Corp., 4.450%, 06/15/45	485,378	0.0
1,000,000	Norfolk Southern Corp., 4.800%, 08/15/43	1,016,284	0.1
500,000	Northrop Grumman Corp., 3.850%, 04/15/45	451,367	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/24	198,779	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/34	255,157	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,984,486	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,247,106	0.1
500,000	Roper Industries, Inc., 1.850%, 11/15/17	500,946	0.0
1,250,000	Roper Industries, Inc., 2.050%, 10/01/18	1,247,066	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/19	502,013	0.0
500,000	Ryder System, Inc., 2.500%, 03/01/17	506,752	0.0
350,000	Ryder System, Inc., 2.500%, 03/01/18	356,277	0.0
500,000	Ryder System, Inc., 2.500%, 05/11/20	497,047	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	298,067	0.0
750,000	Textron, Inc., 3.650%, 03/01/21	768,611	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	500,362	0.0
250,000	Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	251,584	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,523,400	0.1
400,000	Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	401,812	0.0
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	259,480	0.0
616,000	Tyco International Finance S.A., 3.375%, 10/15/15	616,492	0.0
250,000	Tyco International Finance S.A., 5.125%, 09/14/45	262,572	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/19	254,031	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	494,958	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/35	228,070	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/24	264,254	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	497,947	0.0
250,000	Union Pacific Corp., 4.850%, 06/15/44	274,535	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	401,742	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	506,130	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	762,772	0.0
500,000	United Technologies Corp., 4.150%, 05/15/45	486,678	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000	United Technologies Corp., 4.500%, 06/01/42	$511,556	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	501,373	0.0
		65,113,555	1.9

	Technology: 1.1%
1,500,000	Apple Inc., 1.000%, 05/03/18	1,493,665	0.1
250,000	Apple, Inc., 1.050%, 05/05/17	251,022	0.0
500,000	Apple, Inc., 2.100%, 05/06/19	508,029	0.0
500,000	Apple, Inc., 2.150%, 02/09/22	488,006	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/23	970,535	0.1
500,000	Apple, Inc., 2.850%, 05/06/21	513,929	0.0
500,000	Apple, Inc., 3.450%, 02/09/45	422,051	0.0
500,000	Apple, Inc., 3.450%, 05/06/24	516,440	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	914,787	0.1
400,000	Apple, Inc., 4.375%, 05/13/45	395,294	0.0
500,000	Apple, Inc., 4.450%, 05/06/44	499,148	0.0
500,000	Applied Materials, Inc., 3.900%, 10/01/25	499,141	0.0
600,000	Autodesk, Inc., 1.950%, 12/15/17	603,934	0.0
400,000	Autodesk, Inc., 3.600%, 12/15/22	400,462	0.0
250,000	Autodesk, Inc., 4.375%, 06/15/25	251,265	0.0
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,587,391	0.1
750,000	EMC Corp./MA, 1.875%, 06/01/18	752,204	0.0
750,000	EMC Corp./MA, 2.650%, 06/01/20	757,740	0.0
1,950,000	Hewlett-Packard Co., 2.600%, 09/15/17	1,979,866	0.1
2,000,000	Hewlett-Packard Co., 3.750%, 12/01/20	2,070,376	0.1
500,000	HP Enterprise Co., 3.600%, 10/15/20	499,860	0.0
500,000	HP Enterprise Co., 4.400%, 10/15/22	499,010	0.0
1,000,000	International Business Machines Corp., 1.625%, 05/15/20	987,781	0.1
500,000	International Business Machines Corp., 1.875%, 05/15/19	504,020	0.0
1,000,000	International Business Machines Corp., 3.375%, 08/01/23	1,019,893	0.1
600,000	Intel Corp., 1.350%, 12/15/17	599,121	0.0
260,000	Intel Corp., 3.700%, 07/29/25	267,451	0.0
250,000	Intel Corp., 4.900%, 07/29/45	259,469	0.0
400,000	Lam Research Corp., 3.800%, 03/15/25	387,534	0.0
750,000	Microsoft Corp., 1.000%, 05/01/18	751,310	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/23	978,219	0.1
250,000	Microsoft Corp., 3.500%, 02/12/35	233,060	0.0
750,000	Microsoft Corp., 3.625%, 12/15/23	797,268	0.0
250,000	Microsoft Corp., 3.750%, 02/12/45	231,742	0.0
250,000	Microsoft Corp., 4.875%, 12/15/43	270,999	0.0
300,000	NetApp Inc., 2.000%, 12/15/17	300,474	0.0
250,000	NetApp, Inc., 3.375%, 06/15/21	246,741	0.0
1,000,000	Oracle Corp., 1.200%, 10/15/17	1,001,984	0.1
500,000	Oracle Corp., 2.250%, 10/08/19	506,428	0.0
500,000	Oracle Corp., 2.500%, 10/15/22	489,111	0.0
750,000	Oracle Corp., 2.800%, 07/08/24	761,319	0.0
750,000	Oracle Corp., 2.950%, 05/15/25	732,421	0.0
500,000	Oracle Corp., 3.400%, 07/08/21	508,100	0.0
750,000	Oracle Corp., 3.900%, 05/15/35	713,384	0.0
750,000	Oracle Corp., 4.125%, 05/15/45	709,899	0.0
600,000	Oracle Corp., 4.300%, 07/08/34	602,981	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/40	1,677,251	0.1
500,000	Qualcomm, Inc., 3.000%, 05/20/22	493,512	0.0
850,000	Qualcomm, Inc., 4.650%, 05/20/35	777,650	0.0
350,000	Qualcomm, Inc., 4.800%, 05/20/45	306,918	0.0
250,000	Xerox Corp., 2.750%, 03/15/19	251,550	0.0
400,000	Xerox Corp., 2.750%, 09/01/20	387,398	0.0
400,000	Xerox Corp., 2.800%, 05/15/20	396,578	0.0
400,000	Xerox Corp., 2.950%, 03/15/17	406,978	0.0
500,000	Xerox Corp., 3.500%, 08/20/20	503,275	0.0
400,000	Xerox Corp., 3.800%, 05/15/24	386,390	0.0
250,000	Xerox Corp., 4.800%, 03/01/35	230,298	0.0
465,000	Xerox Corp., 6.350%, 05/15/18	512,013	0.0
250,000	Xilinx, Inc., 2.125%, 03/15/19	250,357	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
250,000		Xilinx, Inc., 3.000%, 03/15/21	$254,536	0.0
			39,569,568	1.1

		Utilities: 2.2%
500,000		Alabama Power Co., 4.150%, 08/15/44	483,135	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/22	295,577	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	256,059	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	486,359	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/45	731,443	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/20	249,918	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	409,269	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/44	474,865	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,016,527	0.1
250,000		CMS Energy Corp., 3.875%, 03/01/24	256,587	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	260,760	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	512,949	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	404,793	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	300,159	0.0
250,000		Delmarva Power & Light Co., 3.500%, 11/15/23	259,037	0.0
200,000		Dominion Gas Holdings LLC, 2.500%, 12/15/19	202,421	0.0
200,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	199,442	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	256,589	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	406,945	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	417,802	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	301,198	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	404,676	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	523,029	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	768,308	0.0
150,000		Duke Energy Progress, Inc., 4.150%, 12/01/44	151,389	0.0
1,500,000		Duke Energy Progress, Inc., 4.375%, 03/30/44	1,565,616	0.1
500,000		Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	500,931	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	411,721	0.0
1,000,000		Entergy Corp., 4.700%, 01/15/17	1,026,406	0.1
1,500,000		Exelon Corp., 4.950%, 06/15/35	1,517,175	0.1
750,000		Exelon Corp., 5.100%, 06/15/45	769,372	0.0
5,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	5,754,230	0.2
500,000		Florida Power & Light Co., 3.250%, 06/01/24	513,710	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	717,731	0.0
2,000,000		Florida Power & Light Co., 4.050%, 06/01/42	2,003,916	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/24	251,319	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	554,240	0.0
5,005,000		Kentucky Utilities Co., 5.125%, 11/01/40	5,678,773	0.2
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,547,058	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,741,594	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	278,218	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	1,030,694	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	506,975	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	514,249	0.0
3,595,000		Ohio Power Co., 5.375%, 10/01/21	4,106,993	0.1
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	241,076	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	260,760	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	789,653	0.0
1,000,000		Pacific Gas & Electric Co., 3.250%, 06/15/23	1,008,745	0.1
3,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	4,056,025	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/45	498,223	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	528,788	0.0
750,000		PECO Energy Co., 4.150%, 10/01/44	749,203	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/34	249,744	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	500,405	0.0
2,000,000		Progress Energy, Inc., 4.400%, 01/15/21	2,154,254	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	$3,572,981	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	967,096	0.0
750,000	L	Public Service Electric & Gas Co., 3.800%, 01/01/43	722,180	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	246,453	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,849,658	0.1
750,000		Sempra Energy, 3.550%, 06/15/24	756,483	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/65	264,064	0.0
1,807,340		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,866,202	0.1
3,915,000		Southern California Edison Co., 3.875%, 06/01/21	4,216,772	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	476,671	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	543,516	0.0
500,000		Southern Co., 2.750%, 06/15/20	499,043	0.0
250,000		Union Electric Co., 3.500%, 04/15/24	258,166	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	287,894	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	498,448	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/44	525,203	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	1,926,346	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	1,005,903	0.0
500,000		Westar Energy, Inc., 4.625%, 09/01/43	536,665	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/44	254,318	0.0
500,000		Wisconsin Power & Light Co., 4.100%, 10/15/44	491,393	0.0
			77,822,488	2.2

	Total Corporate Bonds/Notes (Cost $934,324,594)		946,821,972	27.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.4%
988,908		Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,008,903	0.0
419,710		Banc of America Commercial Mortgage, Inc., 5.734%, 06/10/49	439,297	0.0
1,428,152		Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,452,352	0.0
1,450,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,457,715	0.1
1,670,637		Bear Stearns Commercial Mortgage Securities, 5.795%, 04/12/38	1,682,537	0.1
3,000,000		Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,246,157	0.1
1,994,000		Citigroup Commercial Mortgage Trust, 5.900%, 12/10/49	2,107,489	0.1
553,227		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.289%, 07/15/44	552,992	0.0
933,419		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	996,210	0.0
1,115,000		Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,168,141	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,238,999	0.0
969,490		Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	990,956	0.0
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,062,701	0.1
971,404		Credit Suisse Mortgage Capital Certificates, 6.147%, 09/15/39	1,028,073	0.0
1,014,912		CW Capital Cobalt Ltd., 5.959%, 05/15/46	1,075,903	0.0
559,640		DBUBS Mortgage Trust, 3.642%, 08/10/44	566,076	0.0
820,000	#	Ford Credit Auto Owner Trust 2014-REV2 A, 2.310%, 04/15/26	832,556	0.0
496,955		GE Capital Commercial Mortgage Corp., 5.543%, 11/10/45	496,446	0.0
2,114,389		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,196,474	0.1
2,000,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,073,235	0.1
1,632,561		Greenwich Capital Commercial Funding Corp., 6.014%, 07/10/38	1,652,261	0.1
595,000		GS Mortgage Securities Corp. II, 2.773%, 11/10/45	600,152	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
141,252		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	$145,168	0.0
3,139,271		GS Mortgage Securities Corp. II, 5.989%, 08/10/45	3,313,750	0.1
619,149		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4, 5.552%, 05/12/45	632,802	0.0
1,103,704		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,141,375	0.0
2,157,876		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,236,943	0.1
342,182		JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	352,558	0.0
1,739,753		JPMorgan Chase Commercial Mortgage Securities Corp., 5.884%, 02/12/49	1,826,267	0.1
1,735,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,800,543	0.1
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.073%, 08/12/49	435,305	0.0
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,281,427	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2011-C3 E, 5.351%, 07/15/49	2,099,274	0.1
501,630		Morgan Stanley Capital I, 5.331%, 03/15/44	501,338	0.0
361,198	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	360,964	0.0
303,904		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	312,781	0.0
379,602		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	379,876	0.0
320,000		WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	341,081	0.0

	Total Collateralized Mortgage Obligations (Cost $44,166,284)		48,087,077	1.4

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	$6,265,158	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/32	4,428,403	0.1

		New Jersey: 0.2%
3,425,000		New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,587,513	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,515,916	0.1
			7,103,429	0.2

		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	4,573,732	0.1

		Ohio: 0.1%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	4,598,665	0.1

		Washington: 0.2%
3,900,000		State of Washington, 5.140%, 08/01/40	4,622,787	0.2

	Total Municipal Bonds (Cost $27,079,767)		31,592,174	0.9

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.4%
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	1,004,996	0.0
1,200,000		Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,207,868	0.1
1,000,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	1,005,506	0.0
1,000,000		Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	999,103	0.0
2,100,000	#	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,115,538	0.1
1,910,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	1,908,377	0.1
750,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	760,557	0.0
1,000,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	1,001,993	0.0
1,300,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,308,298	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,000,000	Toyota Auto Receivables 2015-C Owner Trust A4, 1.690%, 12/15/20	$1,009,274	0.0
		12,321,510	0.4

	Credit Card Asset-Backed Securities: 0.3%
1,000,000	Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,007,195	0.0
1,000,000	Capital One Multi-Asset Execution Trust, 2.080%, 03/15/23	1,008,138	0.0
1,310,000	Chase Issuance Trust, 1.300%, 02/18/20	1,313,778	0.1
1,490,000	Chase Issuance Trust, 5.230%, 04/15/19	1,578,208	0.1
500,000	Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	523,194	0.0
1,948,000	Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,118,308	0.1
1,000,000	Discover Card Execution Note Trust, 2.120%, 12/15/21	1,019,838	0.0
1,000,000	Discover Card Execution Note Trust, 5.650%, 03/16/20	1,087,341	0.0
1,000,000	Synchrony Credit Card Master Note Trust 2014-1, 1.600%, 04/15/21	1,004,218	0.0
		10,660,218	0.3

	Other Asset-Backed Securities: 0.0%
208,281	AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	208,264	0.0
500,000	AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	507,680	0.0
92,104	PSE&G Transition Funding, LLC, 6.890%, 12/15/17	93,326	0.0
		809,270	0.0

	Total Asset-Backed Securities (Cost $23,826,927)	23,790,998	0.7

U.S. TREASURY OBLIGATIONS: 39.3%
	U.S. Treasury Bonds: 5.0%
34,760,000	2.000%, due 08/15/25	34,597,984	1.0
20,000,000	2.125%, due 05/15/25	20,130,600	0.6
2,000	2.750%, due 11/15/42	1,949	0.0
9,022,000	3.000%, due 11/15/44	9,221,702	0.3
13,063,000	3.000%, due 05/15/45	13,381,149	0.4
2,882,000	3.125%, due 02/15/43	3,020,546	0.1
5,686,000	3.125%, due 08/15/44	5,955,494	0.2
18,645,000	3.500%, due 02/15/39	21,046,998	0.6
13,888,000	3.625%, due 08/15/43	15,996,157	0.4
14,092,000	3.625%, due 02/15/44	16,215,707	0.5
13,251,000	3.750%, due 11/15/43	15,609,612	0.4
7,845,000	3.875%, due 08/15/40	9,352,095	0.3
6,505,000	4.375%, due 05/15/40	8,356,212	0.2
830,000	6.000%, due 02/15/26	1,135,241	0.0
		174,021,446	5.0

	U.S. Treasury Notes: 34.3%
25,975,000	0.250%, due 10/15/15	25,976,533	0.8
3,465,000	0.250%, due 10/31/15	3,465,506	0.1
2,142,000	0.250%, due 11/30/15	2,142,754	0.1
2,732,000	0.250%, due 12/15/15	2,733,175	0.1
893,600	0.250%, due 12/31/15	894,042	0.0
9,440,000	0.375%, due 11/15/15	9,443,408	0.3
5,000,000	0.375%, due 01/15/16	5,004,690	0.1
33,823,000	0.375%, due 03/15/16	33,862,641	1.0
6,248,000	0.500%, due 06/15/16	6,259,759	0.2
5,000,000	0.500%, due 07/31/16	5,007,715	0.1
12,990,000	0.500%, due 08/31/16	13,004,964	0.4
10,595,000	0.500%, due 09/30/16	10,606,930	0.3
7,536,000	0.500%, due 01/31/17	7,539,776	0.2
5,004,000	0.500%, due 02/28/17	5,004,946	0.1
3,001,000	0.500%, due 03/31/17	3,001,039	0.1
51,172,000	0.625%, due 07/15/16	51,300,953	1.5
13,521,000	0.625%, due 08/15/16	13,554,005	0.4
7,054,000	0.625%, due 10/15/16	7,070,852	0.2
16,290,000	0.625%, due 11/15/16	16,328,705	0.5
9,514,500	0.625%, due 12/15/16	9,536,241	0.3
10,000,000	0.625%, due 05/31/17	10,008,980	0.3
29,512,000	0.625%, due 06/30/17	29,532,186	0.9
11,269,100	0.625%, due 09/30/17	11,264,987	0.3
3,873,000	0.750%, due 01/15/17	3,887,876	0.1
6,188,000	0.750%, due 03/15/17	6,210,277	0.2
1,952,000	0.750%, due 10/31/17	1,955,254	0.1
2,285,600	0.750%, due 12/31/17	2,287,058	0.1
21,817,000	0.750%, due 02/28/18	21,807,204	0.6
2,006,600	0.750%, due 04/15/18	2,003,895	0.1
2,784,000	0.875%, due 04/15/17	2,798,482	0.1
1,547,000	0.875%, due 05/15/17	1,554,996	0.0
3,885,000	0.875%, due 06/15/17	3,904,398	0.1
6,000,000	0.875%, due 08/15/17	6,028,476	0.2
2,768,000	0.875%, due 10/15/17	2,779,767	0.1
1,864,000	0.875%, due 11/15/17	1,870,856	0.1
1,918,000	0.875%, due 01/31/18	1,923,368	0.1
785,000	1.000%, due 12/15/17	790,034	0.0
210,800	1.000%, due 03/15/18	211,951	0.0
1,508,000	1.000%, due 05/15/18	1,514,489	0.0
2,924,000	1.000%, due 09/15/18	2,931,234	0.1
27,497,000	1.000%, due 08/31/19	27,312,798	0.8
46,620,000	1.250%, due 10/31/15	46,666,434	1.3
29,467,000	1.250%, due 11/30/18	29,710,250	0.9
1,000	1.250%, due 10/31/19	1,002	0.0
11,755,000	1.250%, due 01/31/20	11,746,278	0.3
3,534,000	1.250%, due 02/29/20	3,527,925	0.1
16,756,000	1.375%, due 09/30/18	16,978,218	0.5
933,000	1.375%, due 01/31/20	937,009	0.0
8,515,000	1.375%, due 02/29/20	8,555,915	0.2
9,022,000	1.375%, due 03/31/20	9,052,891	0.3
7,940,000	1.375%, due 04/30/20	7,963,209	0.2
7,000	1.375%, due 08/31/20	7,010	0.0
61,806,000	1.375%, due 09/30/20	61,810,017	1.8
4,765,000	1.500%, due 07/31/16	4,811,068	0.1
19,814,000	1.500%, due 12/31/18	20,125,654	0.6
11,925,000	1.500%, due 01/31/19	12,107,679	0.3
5,048,000	1.500%, due 02/28/19	5,123,028	0.1
6,540,000	1.500%, due 03/31/19	6,634,994	0.2
5,304,000	1.500%, due 05/31/19	5,376,378	0.2
7,002,000	1.500%, due 11/30/19	7,077,853	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
752,000		1.500%, due 05/31/20	$758,815	0.0
4,833,000		1.500%, due 01/31/22	4,781,616	0.1
4,475,000		1.625%, due 03/31/19	4,558,642	0.1
2,317,000		1.625%, due 04/30/19	2,359,765	0.1
19,814,000		1.625%, due 07/31/19	20,158,684	0.6
12,097,000		1.625%, due 08/31/19	12,307,984	0.4
4,790,000		1.625%, due 12/31/19	4,863,282	0.1
2,976,000		1.625%, due 08/15/22	2,952,150	0.1
22,705,000		1.750%, due 09/30/19	23,192,204	0.7
28,376,000		1.750%, due 10/31/20	28,829,363	0.8
3,064,000		1.750%, due 02/28/22	3,075,711	0.1
7,810,000		1.750%, due 04/30/22	7,828,658	0.2
8,465,000		1.750%, due 09/30/22	8,463,679	0.2
48,163,000		1.875%, due 09/30/17	49,332,590	1.4
8,000,000		1.875%, due 11/30/21	8,106,720	0.2
10,000,000		1.875%, due 05/31/22	10,096,880	0.3
3,003,000		1.875%, due 08/31/22	3,029,375	0.1
24,900,000		2.000%, due 11/30/20	25,581,837	0.7
12,097,000		2.000%, due 02/28/21	12,403,840	0.4
4,000,000		2.000%, due 07/31/22	4,069,792	0.1
20,498,000		2.125%, due 01/31/21	21,159,921	0.6
3,700,000		2.125%, due 09/30/21	3,808,303	0.1
3,774,000		2.125%, due 12/31/21	3,877,121	0.1
10,105,000		2.125%, due 06/30/22	10,371,247	0.3
9,810,000		2.250%, due 03/31/21	10,186,302	0.3
8,794,000		2.250%, due 04/30/21	9,128,814	0.3
26,457,000		2.250%, due 11/15/24	26,966,668	0.8
42,155,000		2.375%, due 07/31/17	43,523,098	1.3
19,590,000		2.375%, due 12/31/20	20,486,086	0.6
13,230,000		2.500%, due 08/15/23	13,835,947	0.4
9,874,000		2.500%, due 05/15/24	10,291,009	0.3
18,650,000		2.625%, due 04/30/18	19,507,956	0.6
26,255,000		2.750%, due 02/15/19	27,727,223	0.8
36,569,500		2.750%, due 11/15/23	38,952,222	1.1
42,052,000		2.750%, due 02/15/24	44,715,279	1.3
7,790,000		3.500%, due 05/15/20	8,542,981	0.2
4,025,000		8.125%, due 08/15/19	5,091,597	0.1
			1,187,453,373	34.3

	Total U.S. Treasury Obligations (Cost $1,332,697,554)		1,361,474,819	39.3

FOREIGN GOVERNMENT BONDS: 3.9%
300,000		Asian Development Bank, 2.125%, 03/19/25	298,190	0.0
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	2,914,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,198,625	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,227,452	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	4,989,640	0.2
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,241,368	0.1
500,000	L	Export-Import Bank of Korea, 2.625%, 12/30/20	506,487	0.0
500,000	L	Export-Import Bank of Korea, 3.250%, 08/12/26	500,627	0.0
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	3,874,652	0.1
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,064,851	0.0
10,010,000	L	Brazil Government International Bond, 6.000%, 01/17/17	10,425,415	0.3
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,035,222	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	995,615	0.0
1,000,000		International Finance Corp., 1.250%, 07/16/18	1,006,611	0.0
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,734,736	0.1
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	1,001,817	0.0
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,744,585	0.1
3,810,000	L	Korea Development Bank, 3.250%, 03/09/16	3,846,827	0.1
10,000,000		KFW, 2.625%, 01/25/22	10,498,800	0.3
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	11,053,200	0.3
2,710,000	L	Nordic Investment Bank, 5.000%, 02/01/17	2,867,689	0.1
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	3,755,535	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,014,800	0.1
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	1,835,000	0.1
125,000	#	Petroleos Mexicanos, 4.250%, 01/15/25	114,688	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	485,200	0.0
500,000	#	Petroleos Mexicanos, 5.500%, 06/27/44	403,750	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	3,950,112	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,135,000	0.2
3,405,000		Poland Government International Bond, 5.125%, 04/21/21	3,842,713	0.1
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,473,468	0.2
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	1,007,346	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,851,582	0.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
500,000	L	Republic of Korea, 4.125%, 06/10/44	$574,000	0.0
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	4,610,000	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	179,413	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,345,199	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,256,585	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/24	3,037,500	0.1

	Total Foreign Government Bonds (Cost $134,431,910)		133,898,800	3.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.7%
		Federal Home Loan Bank: 0.2%
8,000,000		2.000%, due 04/15/21	7,979,056	0.2

		Federal Home Loan Mortgage Corporation: 9.0%##
7,735,000		1.000%, due 03/08/17	7,785,920	0.2
21,246,000		1.000%, due 09/29/17	21,380,891	0.6
8,405,000		2.500%, due 05/27/16	8,525,007	0.3
9,678,726		2.518%, due 02/01/42	10,211,533	0.3
27,201,000	W	3.000%, due 10/01/44	27,482,156	0.8
10,218,431		3.000%, due 04/01/45	10,364,462	0.3
10,263,926		3.000%, due 04/01/45	10,404,231	0.3
12,432,000		3.000%, due 09/01/45	12,575,825	0.4
68,495,000	W	3.500%, due 02/15/41	71,119,753	2.1
3,563,273		3.500%, due 01/01/42	3,716,583	0.1
629,156		3.500%, due 01/01/42	657,616	0.0
4,515,000		3.750%, due 03/27/19	4,916,736	0.2
2,384,615		4.000%, due 01/01/25	2,554,071	0.1
331,701		4.000%, due 08/01/40	353,608	0.0
3,167,502		4.000%, due 04/01/41	3,384,527	0.1
2,400,521		4.000%, due 05/01/41	2,563,978	0.1
95,259		4.000%, due 08/01/41	101,551	0.0
417,589		4.000%, due 12/01/41	445,896	0.0
1,999,469		4.000%, due 01/01/42	2,133,702	0.1
4,621,672		4.000%, due 03/01/42	4,932,657	0.2
5,224,054		4.000%, due 03/01/42	5,595,553	0.2
2,042,308		4.000%, due 02/01/44	2,215,187	0.1
1,116,638		4.000%, due 03/01/44	1,202,240	0.0
4,895,196		4.000%, due 05/01/45	5,223,272	0.2
1,689,922		4.000%, due 07/01/45	1,804,030	0.1
1,630,000		4.000%, due 09/01/45	1,740,339	0.1
1,200,000		4.000%, due 09/01/45	1,281,229	0.0
12,705,421		4.000%, due 09/01/45	13,565,464	0.4
1,252,000		4.000%, due 09/01/45	1,336,748	0.1
15,726		4.500%, due 04/01/23	16,809	0.0
195,251		4.500%, due 03/01/39	211,714	0.0
560,008		4.500%, due 08/01/39	607,725	0.0
668,162		4.500%, due 09/01/39	723,469	0.0
1,205,825		4.500%, due 09/01/39	1,312,257	0.0
862,314		4.500%, due 09/01/39	935,380	0.0
1,518,313		4.500%, due 10/01/39	1,647,789	0.1
1,883,304		4.500%, due 12/01/39	2,042,881	0.1
605,856		4.500%, due 03/01/40	657,592	0.0
1,145,458		4.500%, due 04/01/40	1,242,684	0.0
227,611		4.500%, due 06/01/40	247,075	0.0
1,264,035		4.500%, due 07/01/40	1,371,467	0.1
1,595,849		4.500%, due 07/01/40	1,731,226	0.1
416,105		4.500%, due 08/01/40	451,470	0.0
1,208,096		4.500%, due 08/01/40	1,310,771	0.0
1,462,522		4.500%, due 03/01/41	1,586,750	0.1
402,612		4.500%, due 03/01/41	436,883	0.0
536,024		4.500%, due 04/01/41	581,666	0.0
1,396,247		4.500%, due 06/01/41	1,515,430	0.1
1,312,706		4.500%, due 07/01/41	1,425,255	0.1
633,989		4.500%, due 08/01/41	687,089	0.0
5,768,214		4.500%, due 08/01/41	6,264,361	0.2
37,420		5.000%, due 03/01/34	41,274	0.0
289,432		5.000%, due 12/01/34	320,028	0.0
1,017,618		5.000%, due 08/01/35	1,121,800	0.0
234,262		5.000%, due 08/01/35	257,839	0.0
358,907		5.000%, due 10/01/35	395,008	0.0
615,975		5.000%, due 10/01/35	674,797	0.0
306,328		5.000%, due 10/01/35	337,561	0.0
745,556		5.000%, due 12/01/35	821,950	0.0
92,195		5.000%, due 04/01/36	101,424	0.0
330,619		5.000%, due 11/01/36	364,083	0.0
233,284		5.000%, due 02/01/37	255,977	0.0
188,636		5.000%, due 05/01/37	207,040	0.0
2,754,210		5.000%, due 10/01/37	3,034,332	0.1
1,555,830		5.000%, due 03/01/38	1,704,258	0.1
704,980		5.000%, due 03/01/38	774,259	0.0
496,640		5.000%, due 03/01/38	546,730	0.0
483,077		5.000%, due 04/01/38	529,307	0.0
50,137		5.000%, due 10/01/38	54,925	0.0
189,672		5.000%, due 06/01/40	208,997	0.0
409,359		5.000%, due 08/01/40	451,067	0.0
1,195,235		5.000%, due 04/01/41	1,318,779	0.1
108,291		5.200%, due 08/01/37	119,138	0.0
190,000		5.400%, due 03/17/21	193,511	0.0
198,328		5.490%, due 02/01/37	220,352	0.0
807,629		5.500%, due 12/01/24	870,999	0.0
221,812		5.500%, due 09/01/34	247,239	0.0
249,497		5.500%, due 01/01/35	278,076	0.0
122,919		5.500%, due 09/01/35	136,644	0.0
2,363,905		5.500%, due 09/01/35	2,628,469	0.1
1,588,490		5.500%, due 10/01/35	1,765,499	0.1
169,313		5.500%, due 03/01/36	187,519	0.0
979,438		5.500%, due 03/01/36	1,088,114	0.0
137,315		5.500%, due 05/01/36	152,111	0.0
657,372		5.500%, due 06/01/36	732,456	0.0
49,177		5.500%, due 07/01/36	54,494	0.0
320,106		5.500%, due 07/01/36	354,915	0.0
11,057		5.500%, due 07/01/36	12,297	0.0
85,154		5.500%, due 10/01/36	94,487	0.0
326,839		5.500%, due 11/01/36	362,250	0.0
43,334		5.500%, due 12/01/36	48,008	0.0
245,712		5.500%, due 12/01/36	272,352	0.0
200,704		5.500%, due 12/01/36	222,282	0.0
238,097		5.500%, due 02/01/37	263,939	0.0
24,112		5.500%, due 02/01/37	26,753	0.0
74,446		5.500%, due 05/01/37	82,437	0.0
11,287		5.500%, due 06/01/37	12,499	0.0
167,808		5.500%, due 12/01/37	186,004	0.0
64,903		5.500%, due 03/01/38	71,922	0.0
34,691		5.500%, due 06/01/38	38,448	0.0
14,661		5.500%, due 06/01/38	16,243	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
17,771		5.500%, due 08/01/38	$19,679	0.0
4,171		5.500%, due 10/01/38	4,619	0.0
2,168,020		5.500%, due 11/01/38	2,433,711	0.1
33,955		5.500%, due 12/01/38	37,600	0.0
49,083		5.500%, due 12/01/38	54,360	0.0
36,725		5.500%, due 12/01/38	40,686	0.0
56,951		5.500%, due 01/01/39	63,091	0.0
357,138		5.500%, due 01/01/39	395,732	0.0
218,760		5.500%, due 01/01/40	242,728	0.0
257,011		5.500%, due 01/01/40	284,744	0.0
186,757		5.500%, due 03/01/40	207,146	0.0
190,985		5.500%, due 01/01/41	211,883	0.0
165,242		5.750%, due 05/01/37	184,438	0.0
125,618		5.750%, due 06/01/37	140,203	0.0
307,135		5.800%, due 07/01/37	343,769	0.0
332,149		5.800%, due 08/01/37	372,058	0.0
93,791		5.800%, due 09/01/37	104,872	0.0
275,061		5.800%, due 09/01/37	307,658	0.0
13,807		6.000%, due 04/01/28	15,770	0.0
115,220		6.000%, due 07/01/28	129,544	0.0
7,687		6.000%, due 04/01/36	8,777	0.0
29,705		6.000%, due 04/01/36	33,939	0.0
1,048		6.000%, due 04/01/36	1,182	0.0
96,603		6.000%, due 06/01/36	109,542	0.0
33,910		6.000%, due 07/01/36	38,619	0.0
12,429		6.000%, due 08/01/36	14,150	0.0
267,915		6.000%, due 08/01/36	304,255	0.0
31,081		6.000%, due 08/01/36	35,234	0.0
148,459		6.000%, due 01/01/37	166,876	0.0
130,970		6.000%, due 02/01/37	148,469	0.0
9,356		6.000%, due 04/01/37	10,586	0.0
4,521		6.000%, due 06/01/37	5,117	0.0
71,931		6.000%, due 06/01/37	81,382	0.0
25,611		6.000%, due 07/01/37	28,972	0.0
968		6.000%, due 07/01/37	1,091	0.0
261,872		6.000%, due 08/01/37	295,976	0.0
13,241		6.000%, due 08/01/37	14,985	0.0
92,891		6.000%, due 08/01/37	105,073	0.0
25,824		6.000%, due 08/01/37	29,068	0.0
15,011		6.000%, due 08/01/37	16,885	0.0
30,900		6.000%, due 08/01/37	34,754	0.0
5,697		6.000%, due 08/01/37	6,408	0.0
21,615		6.000%, due 09/01/37	24,419	0.0
53,855		6.000%, due 09/01/37	60,579	0.0
7,646		6.000%, due 09/01/37	8,638	0.0
49,770		6.000%, due 10/01/37	56,068	0.0
32,226		6.000%, due 10/01/37	36,241	0.0
34,030		6.000%, due 10/01/37	38,293	0.0
19,755		6.000%, due 10/01/37	22,406	0.0
9,168		6.000%, due 11/01/37	10,353	0.0
13,319		6.000%, due 11/01/37	15,109	0.0
71,014		6.000%, due 11/01/37	80,222	0.0
4,210		6.000%, due 12/01/37	4,776	0.0
132,868		6.000%, due 12/01/37	150,187	0.0
103,659		6.000%, due 01/01/38	117,300	0.0
61,032		6.000%, due 01/01/38	68,966	0.0
5,460		6.000%, due 01/01/38	6,172	0.0
104,810		6.000%, due 02/01/38	118,412	0.0
6,163		6.000%, due 02/01/38	6,931	0.0
82,561		6.000%, due 05/01/38	92,952	0.0
5,593		6.000%, due 06/01/38	6,318	0.0
135,792		6.000%, due 07/01/38	152,885	0.0
166,727		6.000%, due 07/01/38	188,450	0.0
47,962		6.000%, due 08/01/38	53,896	0.0
3,195		6.000%, due 09/01/38	3,607	0.0
90,854		6.000%, due 09/01/38	102,094	0.0
30,770		6.000%, due 09/01/38	34,788	0.0
835,652		6.000%, due 09/01/38	943,811	0.0
32,865		6.000%, due 11/01/38	37,157	0.0
350,203		6.000%, due 01/01/39	396,083	0.0
541,847		6.000%, due 04/01/39	611,058	0.0
101,538		6.000%, due 08/01/39	114,486	0.0
187,594		6.000%, due 10/01/39	211,751	0.0
183,392		6.000%, due 11/01/39	206,289	0.0
50,310		6.000%, due 11/01/39	56,867	0.0
88,130		6.000%, due 11/01/39	99,134	0.0
6,577		6.000%, due 12/01/39	7,423	0.0
244,289		6.000%, due 05/01/40	275,890	0.0
65,895		6.150%, due 12/01/37	75,024	0.0
47,281		6.150%, due 12/01/37	53,879	0.0
299,337		6.150%, due 01/01/38	338,297	0.0
206,795		6.150%, due 02/01/38	233,717	0.0
177,230		6.150%, due 02/01/38	200,300	0.0
840,000		6.250%, due 07/15/32	1,192,288	0.0
29,707		6.500%, due 06/01/36	35,334	0.0
4,822		6.500%, due 08/01/36	5,792	0.0
7,239		6.500%, due 10/01/36	8,280	0.0
107,253		6.500%, due 10/01/36	122,761	0.0
55,090		6.500%, due 07/01/37	63,021	0.0
25,987		6.500%, due 09/01/37	29,731	0.0
18,133		6.500%, due 09/01/37	20,739	0.0
12,564		6.500%, due 10/01/37	14,374	0.0
48,306		6.500%, due 11/01/37	55,267	0.0
78,125		6.500%, due 01/01/38	89,388	0.0
37,398		6.500%, due 02/01/38	42,791	0.0
96,594		6.500%, due 02/01/38	110,524	0.0
61,454		6.500%, due 04/01/38	72,139	0.0
19,529		6.500%, due 04/01/38	22,809	0.0
935		6.500%, due 05/01/38	1,070	0.0
6,165		6.500%, due 05/01/38	7,051	0.0
4,587		6.500%, due 07/01/38	5,249	0.0
4,524		6.500%, due 08/01/38	5,175	0.0
8,906		6.500%, due 09/01/38	10,190	0.0
712		6.500%, due 10/01/38	814	0.0
11,228		6.500%, due 10/01/38	12,844	0.0
23,580		6.500%, due 11/01/38	26,974	0.0
20,877		6.500%, due 12/01/38	25,011	0.0
5,937		6.500%, due 12/01/38	6,939	0.0
831,140		6.500%, due 12/01/38	951,346	0.0
8,123		6.500%, due 12/01/38	9,294	0.0
157,223		6.500%, due 12/01/38	179,858	0.0
3,997		6.500%, due 01/01/39	4,572	0.0
2,540,000		6.750%, due 03/15/31	3,717,755	0.1
			310,099,639	9.0

		Federal National Mortgage Association: 14.7%##
6,025,000		1.375%, due 11/15/16	6,087,214	0.2
2,420,000		1.500%, due 06/22/20	2,421,827	0.1
20,400,000		2.230%, due 12/06/22	20,160,912	0.6
5,000,000		2.250%, due 03/15/16	5,046,505	0.2
8,750,000		2.375%, due 04/11/16	8,848,507	0.3
28,876,000	W	2.500%, due 07/25/27	29,440,434	0.9
8,630,492		2.500%, due 09/01/27	8,883,452	0.3
13,184,542		2.500%, due 06/01/30	13,461,445	0.4
8,652,462		2.500%, due 06/01/30	8,834,178	0.3
5,324,009		2.500%, due 07/01/30	5,435,858	0.2
9,203,000	W	3.000%, due 09/25/26	9,568,602	0.3
2,544,363		3.000%, due 12/01/26	2,662,469	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,056,964		3.000%, due 01/01/27	$2,152,295	0.1
5,882,371		3.000%, due 09/01/30	6,146,714	0.2
13,000,000	W	3.000%, due 06/25/42	13,175,703	0.4
47,802,667		3.000%, due 05/01/43	48,607,615	1.4
16,035,909		3.000%, due 07/01/43	16,305,086	0.5
692,769		3.500%, due 08/01/26	733,462	0.0
538,614		3.500%, due 08/01/26	570,175	0.0
67,453		3.500%, due 09/01/26	71,421	0.0
448,449		3.500%, due 10/01/26	474,840	0.0
1,254,654		3.500%, due 10/01/26	1,328,725	0.1
2,179,221		3.500%, due 11/01/26	2,307,684	0.1
2,381,551		3.500%, due 12/01/26	2,521,005	0.1
2,285,274		3.500%, due 12/01/26	2,419,750	0.1
2,633,746		3.500%, due 01/01/27	2,788,449	0.1
2,220,352		3.500%, due 03/01/41	2,322,445	0.1
2,803,851		3.500%, due 12/01/41	2,932,960	0.1
4,934,317		3.500%, due 01/01/42	5,161,816	0.2
12,223,000	W	3.500%, due 02/25/42	12,751,453	0.4
22,658,760		3.500%, due 11/01/42	23,701,091	0.7
41,047		4.000%, due 11/01/20	42,978	0.0
51,426		4.000%, due 07/01/22	53,859	0.0
19,930		4.000%, due 04/01/23	21,165	0.0
10,030		4.000%, due 05/01/23	10,504	0.0
26,737		4.000%, due 07/01/23	28,017	0.0
72,468		4.000%, due 03/01/24	76,996	0.0
90,528		4.000%, due 03/01/24	96,162	0.0
51,157		4.000%, due 04/01/24	53,586	0.0
1,894		4.000%, due 04/01/24	2,010	0.0
369,690		4.000%, due 07/01/24	392,942	0.0
134,007		4.000%, due 07/01/24	142,441	0.0
6,282		4.000%, due 08/01/24	6,627	0.0
113,876		4.000%, due 01/01/25	119,299	0.0
108,204		4.000%, due 02/01/25	114,998	0.0
589,842		4.000%, due 02/01/25	626,891	0.0
454,803		4.000%, due 06/01/25	484,506	0.0
9,999		4.000%, due 07/01/25	10,647	0.0
63,153		4.000%, due 09/01/25	66,671	0.0
64,687		4.000%, due 09/01/25	68,913	0.0
805,168		4.000%, due 12/01/25	857,528	0.0
695,666		4.000%, due 02/01/26	740,787	0.0
132,051		4.000%, due 03/01/26	140,656	0.0
447,420		4.000%, due 04/01/26	476,630	0.0
1,502,230		4.000%, due 04/01/26	1,600,208	0.1
215,637		4.000%, due 04/01/26	229,663	0.0
762,345		4.000%, due 05/01/26	811,804	0.0
326,590		4.000%, due 09/01/26	347,921	0.0
1,601,406		4.000%, due 10/01/40	1,722,512	0.1
403,620		4.000%, due 10/01/40	431,519	0.0
2,610,700		4.000%, due 12/01/40	2,788,247	0.1
2,467,907		4.000%, due 12/01/40	2,638,610	0.1
5,481,704		4.000%, due 02/01/41	5,861,330	0.2
903,181		4.000%, due 03/01/41	965,351	0.0
892,554		4.000%, due 04/01/41	954,407	0.0
1,167,688		4.000%, due 08/01/41	1,256,064	0.0
714,667		4.000%, due 09/01/41	763,861	0.0
6,733,781		4.000%, due 11/01/41	7,202,508	0.2
1,309,039		4.000%, due 12/01/41	1,401,335	0.1
2,277,962		4.000%, due 01/01/42	2,438,512	0.1
1,197,965		4.000%, due 07/01/42	1,282,231	0.0
3,195,838		4.000%, due 07/01/43	3,460,467	0.1
3,413,615		4.000%, due 02/01/44	3,645,231	0.1
1,606,900		4.000%, due 02/01/44	1,733,483	0.1
1,389,699		4.000%, due 03/01/44	1,504,312	0.1
9,862,000	W	4.000%, due 10/01/44	10,520,369	0.3
19,737,032		4.000%, due 06/01/45	21,170,184	0.6
2,183,001		4.000%, due 06/01/45	2,334,785	0.1
3,357,633		4.000%, due 07/01/45	3,606,609	0.1
5,459,616		4.000%, due 07/01/45	5,909,951	0.2
3,749,572		4.000%, due 07/01/45	4,044,980	0.1
4,473,823		4.000%, due 07/01/45	4,819,382	0.2
9,850		4.500%, due 05/01/19	10,233	0.0
28,818		4.500%, due 05/01/19	29,957	0.0
23,087		4.500%, due 01/01/20	24,006	0.0
19,794		4.500%, due 08/01/20	20,594	0.0
3,684		4.500%, due 06/01/22	3,822	0.0
2,562		4.500%, due 07/01/22	2,659	0.0
45,848		4.500%, due 11/01/22	48,167	0.0
10,528		4.500%, due 02/01/23	11,162	0.0
73,942		4.500%, due 02/01/23	78,214	0.0
295,834		4.500%, due 03/01/23	312,596	0.0
1,634		4.500%, due 03/01/23	1,732	0.0
5,354		4.500%, due 03/01/23	5,632	0.0
193,004		4.500%, due 04/01/23	204,574	0.0
159,422		4.500%, due 04/01/23	168,960	0.0
52,919		4.500%, due 04/01/23	55,915	0.0
41,693		4.500%, due 04/01/23	44,187	0.0
3,335		4.500%, due 04/01/23	3,536	0.0
2,243		4.500%, due 05/01/23	2,378	0.0
234,372		4.500%, due 05/01/23	247,685	0.0
3,568		4.500%, due 05/01/23	3,777	0.0
5,037		4.500%, due 05/01/23	5,338	0.0
5,402		4.500%, due 07/01/23	5,605	0.0
22,994		4.500%, due 01/01/24	24,082	0.0
676,080		4.500%, due 07/01/24	701,602	0.0
1,035,316		4.500%, due 08/01/24	1,113,158	0.0
148,663		4.500%, due 09/01/24	159,306	0.0
34,844		4.500%, due 09/01/24	37,420	0.0
483,894		4.500%, due 09/01/24	520,012	0.0
40,304		4.500%, due 09/01/24	42,814	0.0
87,872		4.500%, due 10/01/24	92,674	0.0
140,515		4.500%, due 10/01/24	147,152	0.0
281,933		4.500%, due 10/01/24	292,580	0.0
232,510		4.500%, due 11/01/24	250,032	0.0
8,877		4.500%, due 11/01/24	9,214	0.0
168,632		4.500%, due 11/01/24	181,228	0.0
17,868		4.500%, due 11/01/24	18,848	0.0
34,913		4.500%, due 11/01/24	37,535	0.0
33,150		4.500%, due 11/01/24	34,403	0.0
379,447		4.500%, due 12/01/24	407,819	0.0
196,828		4.500%, due 12/01/24	211,620	0.0
234,855		4.500%, due 01/01/25	243,713	0.0
5,442		4.500%, due 01/01/25	5,835	0.0
358,931		4.500%, due 01/01/25	385,495	0.0
830,280		4.500%, due 05/01/25	892,425	0.0
53,052		4.500%, due 08/01/25	56,642	0.0
906,121		4.500%, due 01/01/26	970,959	0.0
334,627		4.500%, due 04/01/26	347,288	0.0
7,027		4.500%, due 06/01/34	7,617	0.0
43,406		4.500%, due 05/01/35	47,475	0.0
3,925		4.500%, due 03/01/38	4,268	0.0
2,329		4.500%, due 05/01/38	2,525	0.0
14,081		4.500%, due 05/01/38	15,262	0.0
31,361		4.500%, due 06/01/38	34,173	0.0
26,433		4.500%, due 07/01/38	28,651	0.0
10,004		4.500%, due 07/01/38	10,844	0.0
30,272		4.500%, due 09/01/38	32,811	0.0
1,202,680		4.500%, due 03/01/39	1,307,468	0.0
68,490		4.500%, due 04/01/39	74,424	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
46,477	4.500%, due 04/01/39	$50,408	0.0
1,567,333	4.500%, due 07/01/39	1,703,634	0.1
2,143,227	4.500%, due 07/01/39	2,323,936	0.1
3,600,146	4.500%, due 09/01/39	3,914,573	0.1
2,224,353	4.500%, due 10/01/39	2,417,428	0.1
793,765	4.500%, due 12/01/39	863,364	0.0
1,082,944	4.500%, due 12/01/39	1,177,170	0.0
881,707	4.500%, due 12/01/39	958,248	0.0
498,256	4.500%, due 03/01/40	542,001	0.0
647,975	4.500%, due 10/01/40	704,940	0.0
614,777	4.500%, due 10/01/40	668,808	0.0
761,849	4.500%, due 10/01/40	828,093	0.0
1,656,886	4.500%, due 03/01/41	1,802,886	0.1
1,207,836	4.500%, due 04/01/41	1,309,982	0.1
650,634	4.500%, due 06/01/41	707,326	0.0
5,897,589	4.500%, due 06/01/41	6,417,209	0.2
597,348	4.500%, due 06/01/41	649,983	0.0
671,445	4.500%, due 06/01/41	730,528	0.0
351,424	4.500%, due 07/01/41	381,203	0.0
274,722	4.500%, due 07/01/41	298,930	0.0
9,659,290	4.500%, due 07/01/41	10,505,410	0.3
2,792,495	4.500%, due 08/01/41	3,038,352	0.1
2,855,353	4.500%, due 08/01/41	3,106,960	0.1
577,232	4.500%, due 08/01/41	628,051	0.0
3,569	5.000%, due 04/01/16	3,709	0.0
52,809	5.000%, due 01/01/18	54,892	0.0
118,244	5.000%, due 01/01/18	122,898	0.0
106,902	5.000%, due 02/01/18	111,117	0.0
20,696	5.000%, due 04/01/18	21,513	0.0
1,559	5.000%, due 02/01/20	1,664	0.0
2,964	5.000%, due 06/01/21	3,101	0.0
21,498	5.000%, due 11/01/21	22,663	0.0
38,328	5.000%, due 01/01/22	40,611	0.0
2,075	5.000%, due 02/01/22	2,224	0.0
3,381	5.000%, due 04/01/22	3,598	0.0
525	5.000%, due 06/01/22	547	0.0
44,035	5.000%, due 06/01/22	47,394	0.0
81,842	5.000%, due 06/01/22	88,599	0.0
6,621	5.000%, due 06/01/22	7,011	0.0
43,591	5.000%, due 07/01/22	46,172	0.0
1,272	5.000%, due 07/01/22	1,324	0.0
42,579	5.000%, due 08/01/22	44,300	0.0
14,159	5.000%, due 09/01/22	14,733	0.0
52,060	5.000%, due 12/01/22	54,131	0.0
2,506	5.000%, due 01/01/23	2,704	0.0
45,185	5.000%, due 01/01/23	48,886	0.0
1,657	5.000%, due 02/01/23	1,782	0.0
406,189	5.000%, due 02/01/23	436,332	0.0
129,477	5.000%, due 02/01/23	140,144	0.0
131,330	5.000%, due 03/01/23	141,063	0.0
2,134	5.000%, due 03/01/23	2,310	0.0
63,106	5.000%, due 03/01/23	68,320	0.0
23,234	5.000%, due 03/01/23	24,169	0.0
15,575	5.000%, due 03/01/23	16,810	0.0
17,015	5.000%, due 04/01/23	18,417	0.0
13,512	5.000%, due 04/01/23	14,049	0.0
68,472	5.000%, due 04/01/23	74,095	0.0
57,058	5.000%, due 04/01/23	61,251	0.0
27,687	5.000%, due 05/01/23	29,973	0.0
24,225	5.000%, due 05/01/23	26,219	0.0
9,902	5.000%, due 05/01/23	10,566	0.0
55,944	5.000%, due 06/01/23	59,770	0.0
9,393	5.000%, due 06/01/23	9,774	0.0
26,915	5.000%, due 06/01/23	28,904	0.0
113,874	5.000%, due 06/01/23	118,460	0.0
23,790	5.000%, due 06/01/23	25,420	0.0
547,286	5.000%, due 07/01/23	590,582	0.0
198,153	5.000%, due 08/01/23	213,939	0.0
789	5.000%, due 09/01/23	846	0.0
25,269	5.000%, due 02/01/24	27,333	0.0
189,037	5.000%, due 03/01/24	204,006	0.0
27,242	5.000%, due 04/01/24	29,459	0.0
63,591	5.000%, due 04/01/24	66,168	0.0
118,045	5.000%, due 05/01/24	126,198	0.0
184,661	5.000%, due 06/01/24	197,413	0.0
695,788	5.000%, due 08/01/24	734,727	0.0
287,899	5.000%, due 07/01/33	317,960	0.0
125,421	5.000%, due 02/01/34	138,228	0.0
62,732	5.000%, due 11/01/34	69,370	0.0
4,358,959	5.000%, due 02/01/35	4,827,713	0.2
827,204	5.000%, due 06/01/35	915,523	0.0
52,543	5.000%, due 08/01/35	57,900	0.0
267,738	5.000%, due 09/01/35	295,206	0.0
591,515	5.000%, due 09/01/35	651,983	0.0
1,050,570	5.000%, due 09/01/35	1,157,373	0.0
78,906	5.000%, due 10/01/35	86,922	0.0
1,230,331	5.000%, due 03/01/36	1,356,107	0.1
962,252	5.000%, due 03/01/36	1,060,566	0.0
10,551	5.000%, due 05/01/36	11,631	0.0
891,827	5.000%, due 05/01/36	983,091	0.0
160,577	5.000%, due 06/01/36	177,031	0.0
130,366	5.000%, due 12/01/36	143,717	0.0
1,703,734	5.000%, due 12/01/36	1,877,891	0.1
393,357	5.000%, due 07/01/37	433,676	0.0
363,459	5.000%, due 01/01/38	401,797	0.0
617,156	5.000%, due 02/01/38	680,196	0.0
1,286,192	5.000%, due 02/01/38	1,417,696	0.1
848,912	5.000%, due 08/01/38	935,791	0.0
598,060	5.000%, due 07/01/40	659,854	0.0
208,289	5.000%, due 07/01/40	229,814	0.0
11,310,000	5.375%, due 06/12/17	12,210,717	0.4
27,032	5.500%, due 11/01/16	27,564	0.0
6,194	5.500%, due 01/01/17	6,309	0.0
12,559	5.500%, due 01/01/17	12,827	0.0
20,820	5.500%, due 02/01/17	21,313	0.0
36,910	5.500%, due 10/01/17	38,023	0.0
65,480	5.500%, due 11/01/17	67,471	0.0
10,281	5.500%, due 11/01/17	10,544	0.0
8	5.500%, due 02/01/18	8	0.0
15,932	5.500%, due 09/01/18	16,711	0.0
35,520	5.500%, due 07/01/20	36,622	0.0
1,965	5.500%, due 04/01/21	2,106	0.0
12,245	5.500%, due 10/01/21	12,896	0.0
6,301	5.500%, due 11/01/21	6,641	0.0
122,378	5.500%, due 11/01/21	132,603	0.0
416,791	5.500%, due 11/01/21	451,527	0.0
311,560	5.500%, due 12/01/21	338,628	0.0
114,283	5.500%, due 12/01/21	121,034	0.0
314,910	5.500%, due 12/01/21	339,953	0.0
8,670	5.500%, due 01/01/22	9,343	0.0
10,709	5.500%, due 01/01/22	11,487	0.0
60,875	5.500%, due 01/01/22	64,762	0.0
59,530	5.500%, due 02/01/22	64,746	0.0
3,251	5.500%, due 04/01/22	3,501	0.0
47,710	5.500%, due 06/01/22	51,775	0.0
40,870	5.500%, due 06/01/22	43,787	0.0
66,997	5.500%, due 07/01/22	73,540	0.0
5,763	5.500%, due 07/01/22	6,243	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,544	5.500%, due 07/01/22	$2,643	0.0
5,944	5.500%, due 08/01/22	6,331	0.0
24,907	5.500%, due 09/01/22	26,961	0.0
125,694	5.500%, due 09/01/22	138,134	0.0
126,918	5.500%, due 11/01/22	135,781	0.0
16,391	5.500%, due 01/01/23	17,852	0.0
9,718	5.500%, due 01/01/23	10,101	0.0
16,273	5.500%, due 02/01/23	17,741	0.0
16,020	5.500%, due 03/01/23	17,384	0.0
8,759	5.500%, due 04/01/23	9,496	0.0
26,916	5.500%, due 06/01/23	28,906	0.0
13,579	5.500%, due 08/01/23	14,742	0.0
4,715	5.500%, due 08/01/23	5,143	0.0
31,761	5.500%, due 08/01/23	35,141	0.0
71,092	5.500%, due 08/01/23	77,956	0.0
81,844	5.500%, due 09/01/23	88,907	0.0
19,161	5.500%, due 10/01/23	19,876	0.0
7,818	5.500%, due 11/01/23	8,468	0.0
155,627	5.500%, due 11/01/23	167,784	0.0
6,040	5.500%, due 11/01/23	6,462	0.0
197,959	5.500%, due 02/01/24	218,018	0.0
2,714	5.500%, due 03/01/24	2,845	0.0
14,262	5.500%, due 07/01/24	15,711	0.0
107,177	5.500%, due 07/01/24	114,126	0.0
208,151	5.500%, due 05/01/25	217,651	0.0
142,946	5.500%, due 08/01/25	156,252	0.0
6,509	5.500%, due 07/01/27	7,265	0.0
1,546	5.500%, due 08/01/27	1,725	0.0
217,094	5.500%, due 03/01/34	244,734	0.0
295,160	5.500%, due 04/01/34	332,990	0.0
103,689	5.500%, due 11/01/34	116,883	0.0
94,751	5.500%, due 12/01/34	106,828	0.0
1,309,562	5.500%, due 02/01/35	1,475,694	0.1
167,945	5.500%, due 05/01/35	189,231	0.0
1,269,417	5.500%, due 09/01/35	1,417,450	0.1
200,544	5.500%, due 09/01/35	224,936	0.0
266,465	5.500%, due 04/01/36	299,436	0.0
203,359	5.500%, due 04/01/36	226,948	0.0
61,781	5.500%, due 05/01/36	69,390	0.0
200,911	5.500%, due 06/01/36	224,536	0.0
630,379	5.500%, due 07/01/36	710,272	0.0
374,315	5.500%, due 11/01/36	419,625	0.0
556,638	5.500%, due 12/01/36	624,513	0.0
110,253	5.500%, due 12/01/36	124,228	0.0
1,321,109	5.500%, due 12/01/36	1,480,880	0.1
181,496	5.500%, due 01/01/37	204,063	0.0
1,681,136	5.500%, due 03/01/37	1,885,089	0.1
801,902	5.500%, due 03/01/37	898,974	0.0
161,139	5.500%, due 03/01/37	180,608	0.0
709,396	5.500%, due 08/01/37	797,811	0.0
2,155	5.500%, due 01/01/38	2,408	0.0
7,694	5.500%, due 01/01/38	8,587	0.0
2,870	5.500%, due 01/01/38	3,205	0.0
29,539	5.500%, due 03/01/38	33,010	0.0
54,857	5.500%, due 05/01/38	61,220	0.0
113,702	5.500%, due 06/01/38	127,307	0.0
550,678	5.500%, due 06/01/38	617,024	0.0
2,840,369	5.500%, due 09/01/38	3,182,945	0.1
714,689	5.500%, due 12/01/38	797,999	0.0
199,252	5.500%, due 06/01/39	222,742	0.0
82,818	5.500%, due 04/01/40	93,933	0.0
159,916	5.500%, due 05/01/40	178,718	0.0
263,178	5.500%, due 06/01/40	294,130	0.0
21,721	5.500%, due 07/01/40	24,344	0.0
173,189	5.700%, due 07/01/36	194,905	0.0
21,121	5.700%, due 07/01/36	23,520	0.0
67,600	6.000%, due 10/01/18	71,310	0.0
27,601	6.000%, due 01/01/34	31,442	0.0
6,926	6.000%, due 07/01/34	7,878	0.0
126,851	6.000%, due 12/01/34	144,211	0.0
134,326	6.000%, due 05/01/35	152,706	0.0
114,353	6.000%, due 01/01/36	130,305	0.0
207,549	6.000%, due 01/01/36	234,149	0.0
54,935	6.000%, due 02/01/36	62,153	0.0
67,059	6.000%, due 03/01/36	75,894	0.0
31,074	6.000%, due 03/01/36	35,244	0.0
32,865	6.000%, due 04/01/36	37,289	0.0
72,000	6.000%, due 04/01/36	81,594	0.0
915,000	6.000%, due 04/18/36	941,963	0.0
138,288	6.000%, due 05/01/36	156,000	0.0
1,070	6.000%, due 06/01/36	1,206	0.0
3,802	6.000%, due 08/01/36	4,285	0.0
23,051	6.000%, due 08/01/36	26,004	0.0
148,462	6.000%, due 09/01/36	167,974	0.0
118,901	6.000%, due 09/01/36	134,105	0.0
57,788	6.000%, due 09/01/36	65,359	0.0
49,944	6.000%, due 09/01/36	56,282	0.0
43,152	6.000%, due 10/01/36	48,767	0.0
34,261	6.000%, due 10/01/36	38,609	0.0
921,145	6.000%, due 12/01/36	1,042,054	0.0
255,329	6.000%, due 12/01/36	288,355	0.0
79,756	6.000%, due 01/01/37	89,908	0.0
15,543	6.000%, due 02/01/37	17,532	0.0
10,679	6.000%, due 04/01/37	12,044	0.0
262,242	6.000%, due 07/01/37	296,162	0.0
7,712	6.000%, due 08/01/37	8,697	0.0
61,146	6.000%, due 08/01/37	69,062	0.0
6,860	6.000%, due 08/01/37	7,731	0.0
19,425	6.000%, due 09/01/37	21,894	0.0
69,024	6.000%, due 09/01/37	77,785	0.0
3,319	6.000%, due 09/01/37	3,740	0.0
36,171	6.000%, due 09/01/37	40,786	0.0
67,939	6.000%, due 09/01/37	76,586	0.0
1,320	6.000%, due 09/01/37	1,488	0.0
13,235	6.000%, due 09/01/37	14,951	0.0
3,960	6.000%, due 10/01/37	4,469	0.0
14,684	6.000%, due 10/01/37	16,586	0.0
1,275	6.000%, due 10/01/37	1,438	0.0
3,563	6.000%, due 10/01/37	4,017	0.0
41,012	6.000%, due 11/01/37	46,373	0.0
32,496	6.000%, due 11/01/37	36,648	0.0
96,536	6.000%, due 11/01/37	109,236	0.0
9,927	6.000%, due 11/01/37	11,227	0.0
7,974	6.000%, due 11/01/37	8,986	0.0
132,157	6.000%, due 11/01/37	148,930	0.0
24,567	6.000%, due 11/01/37	27,685	0.0
67,716	6.000%, due 12/01/37	76,327	0.0
27,440	6.000%, due 12/01/37	30,952	0.0
135,303	6.000%, due 12/01/37	152,479	0.0
29,212	6.000%, due 12/01/37	33,051	0.0
5,740	6.000%, due 01/01/38	6,470	0.0
27,397	6.000%, due 01/01/38	30,896	0.0
42,111	6.000%, due 01/01/38	47,568	0.0
1,695	6.000%, due 02/01/38	1,910	0.0
211,498	6.000%, due 02/01/38	239,004	0.0
13,498	6.000%, due 03/01/38	15,264	0.0
137,838	6.000%, due 03/01/38	155,331	0.0
54,790	6.000%, due 04/01/38	61,827	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
841,722	6.000%, due 04/01/38	$951,670	0.0
63,348	6.000%, due 05/01/38	71,411	0.0
89,435	6.000%, due 05/01/38	101,013	0.0
5,155	6.000%, due 06/01/38	5,819	0.0
122,343	6.000%, due 07/01/38	138,133	0.0
27,813	6.000%, due 07/01/38	31,366	0.0
7,052	6.000%, due 08/01/38	8,018	0.0
988	6.000%, due 08/01/38	1,113	0.0
229,635	6.000%, due 09/01/38	258,989	0.0
40,915	6.000%, due 09/01/38	46,713	0.0
40,721	6.000%, due 09/01/38	45,959	0.0
156,345	6.000%, due 10/01/38	176,186	0.0
417,960	6.000%, due 10/01/38	471,000	0.0
23,992	6.000%, due 10/01/38	27,037	0.0
6,175	6.000%, due 10/01/38	6,958	0.0
246,693	6.000%, due 10/01/38	278,112	0.0
26,930	6.000%, due 05/01/39	30,348	0.0
1,780,895	6.000%, due 10/01/39	2,013,437	0.1
39,205	6.000%, due 11/01/39	44,220	0.0
30,296	6.500%, due 04/01/28	34,633	0.0
1,421	6.500%, due 04/01/30	1,644	0.0
24,533	6.500%, due 08/01/32	28,048	0.0
119,768	6.500%, due 02/01/34	136,934	0.0
12,630	6.500%, due 11/01/34	15,214	0.0
48,761	6.500%, due 01/01/36	56,155	0.0
69,284	6.500%, due 03/01/36	84,236	0.0
187,988	6.500%, due 04/01/36	220,196	0.0
4,032	6.500%, due 05/01/36	4,623	0.0
13,076	6.500%, due 06/01/36	14,951	0.0
7,133	6.500%, due 07/01/36	8,153	0.0
60,623	6.500%, due 07/01/36	70,615	0.0
3,770	6.500%, due 07/01/36	4,356	0.0
142,467	6.500%, due 07/01/36	162,843	0.0
263,541	6.500%, due 07/01/36	303,034	0.0
22,520	6.500%, due 07/01/36	25,742	0.0
9,517	6.500%, due 08/01/36	10,881	0.0
4,401	6.500%, due 08/01/36	5,032	0.0
3,237,863	6.500%, due 08/25/36	3,703,648	0.1
17,911	6.500%, due 09/01/36	20,478	0.0
309,925	6.500%, due 09/01/36	358,152	0.0
31,869	6.500%, due 09/01/36	38,331	0.0
3,121	6.500%, due 09/01/36	3,640	0.0
10,201	6.500%, due 11/01/36	11,790	0.0
379	6.500%, due 11/01/36	433	0.0
5,150	6.500%, due 11/01/36	5,924	0.0
4,637	6.500%, due 12/01/36	5,301	0.0
14,827	6.500%, due 12/01/36	16,952	0.0
6,326	6.500%, due 12/01/36	7,326	0.0
88,202	6.500%, due 01/01/37	100,815	0.0
28,157	6.500%, due 01/01/37	32,181	0.0
1,089	6.500%, due 01/01/37	1,246	0.0
53,181	6.500%, due 01/01/37	60,787	0.0
54,317	6.500%, due 02/01/37	62,108	0.0
22,735	6.500%, due 03/01/37	25,994	0.0
133,187	6.500%, due 03/01/37	159,992	0.0
175	6.500%, due 03/01/37	200	0.0
209,066	6.500%, due 03/01/37	253,889	0.0
18,600	6.500%, due 03/01/37	21,284	0.0
1,237	6.500%, due 04/01/37	1,414	0.0
55,871	6.500%, due 04/01/37	63,880	0.0
9,452	6.500%, due 04/01/37	10,806	0.0
2,920	6.500%, due 07/01/37	3,437	0.0
6,682	6.500%, due 08/01/37	7,639	0.0
9,722	6.500%, due 08/01/37	11,114	0.0
10,069	6.500%, due 08/01/37	12,043	0.0
3,188	6.500%, due 09/01/37	3,646	0.0
17,995	6.500%, due 09/01/37	20,570	0.0
1,088	6.500%, due 09/01/37	1,287	0.0
240,298	6.500%, due 09/01/37	274,714	0.0
185,942	6.500%, due 09/01/37	212,598	0.0
3,468	6.500%, due 09/01/37	3,964	0.0
5,875	6.500%, due 09/01/37	6,717	0.0
40,824	6.500%, due 09/01/37	46,669	0.0
81,862	6.500%, due 10/01/37	93,824	0.0
18,179	6.500%, due 10/01/37	21,545	0.0
53,091	6.500%, due 10/01/37	60,694	0.0
6,964	6.500%, due 10/01/37	8,010	0.0
3,189	6.500%, due 10/01/37	3,652	0.0
279,359	6.500%, due 11/01/37	335,850	0.0
3,142	6.500%, due 12/01/37	3,593	0.0
1,504	6.500%, due 12/01/37	1,720	0.0
48,648	6.500%, due 12/01/37	58,353	0.0
216,942	6.500%, due 12/01/37	247,983	0.0
1,597	6.500%, due 12/01/37	1,826	0.0
10,337	6.500%, due 12/01/37	11,821	0.0
35,076	6.500%, due 12/01/37	40,402	0.0
2,838	6.500%, due 12/01/37	3,244	0.0
36,276	6.500%, due 01/01/38	41,473	0.0
55,060	6.500%, due 01/01/38	66,986	0.0
1,545	6.500%, due 01/01/38	1,767	0.0
1,001	6.500%, due 01/01/38	1,144	0.0
518,406	6.500%, due 02/01/38	592,534	0.0
99,722	6.500%, due 03/01/38	113,986	0.0
141,523	6.500%, due 04/01/38	161,792	0.0
18,545	6.500%, due 05/01/38	22,308	0.0
1,693	6.500%, due 06/01/38	1,935	0.0
235,151	6.500%, due 08/01/38	268,827	0.0
383,843	6.500%, due 08/01/38	438,718	0.0
75,845	6.500%, due 08/01/38	86,719	0.0
38,196	6.500%, due 09/01/38	43,672	0.0
112,647	6.500%, due 09/01/38	135,789	0.0
9,520	6.500%, due 10/01/38	10,883	0.0
73,840	6.500%, due 10/01/38	84,426	0.0
630,304	6.500%, due 10/01/38	720,584	0.0
49,719	6.500%, due 10/01/38	56,837	0.0
136,380	6.500%, due 11/01/38	157,468	0.0
4,255	6.500%, due 01/01/39	5,147	0.0
134,756	6.500%, due 01/01/39	155,052	0.0
75,132	6.500%, due 03/01/39	86,294	0.0
5,828	6.500%, due 09/01/39	6,663	0.0
805,000	6.625%, due 11/15/30	1,164,732	0.0
3,430,000	7.125%, due 01/15/30	5,150,371	0.2
1,560,000	7.250%, due 05/15/30	2,360,322	0.1
		510,511,677	14.7

	Government National Mortgage Association: 7.9%
12,265,694	1.750%, due 02/20/41	12,715,485	0.4
30,695,000	3.000%, due 08/20/45	31,378,452	0.9
3,000,000	3.400%, due 02/16/47	3,103,527	0.1
5,000,000	3.400%, due 12/16/49	5,235,845	0.1
5,000,000	3.485%, due 02/16/44	5,290,538	0.1
78,735,000	3.500%, due 07/20/42	82,321,090	2.4
5,022,523	3.500%, due 05/20/45	5,272,422	0.1
10,892,526	3.500%, due 06/20/45	11,435,117	0.3
2,000,000	3.500%, due 03/16/47	2,102,288	0.1
2,000,000	3.562%, due 04/16/41	2,107,902	0.1
6,036,082	4.000%, due 03/20/45	6,445,306	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
37,758,226	4.000%, due 08/20/45	$40,325,798	1.2
5,000,000	4.127%, due 01/16/51	5,392,598	0.2
690,175	4.397%, due 05/16/51	754,257	0.0
2,618,957	4.500%, due 07/20/40	2,848,586	0.1
2,657,339	4.500%, due 02/20/41	2,890,343	0.1
3,143,428	4.500%, due 05/20/41	3,419,065	0.1
3,578,861	4.500%, due 06/20/41	3,892,682	0.1
6,534,078	4.500%, due 07/20/41	7,107,037	0.2
2,619,689	4.500%, due 09/20/41	2,849,407	0.1
6,177,928	4.500%, due 10/20/41	6,733,000	0.2
29,233	5.000%, due 10/15/37	32,584	0.0
4,085	5.000%, due 04/15/38	4,544	0.0
163,530	5.000%, due 03/15/39	181,742	0.0
289,744	5.000%, due 08/15/39	321,272	0.0
2,675,042	5.000%, due 09/15/39	2,970,566	0.1
2,192,531	5.000%, due 09/15/39	2,416,615	0.1
1,883,158	5.000%, due 02/15/40	2,088,098	0.1
2,085,219	5.000%, due 04/15/40	2,321,852	0.1
2,743,925	5.000%, due 06/15/40	3,018,350	0.1
183,919	5.000%, due 07/15/40	203,935	0.0
1,664,095	5.000%, due 04/15/42	1,830,767	0.0
1,884,101	5.000%, due 04/20/42	2,106,191	0.1
86,411	5.500%, due 07/20/38	96,279	0.0
1,101,671	5.500%, due 09/20/39	1,225,964	0.0
77,162	5.500%, due 10/20/39	86,808	0.0
1,800,396	5.500%, due 11/20/39	2,007,592	0.1
42,464	5.500%, due 11/20/39	47,869	0.0
25,495	5.500%, due 12/20/40	28,408	0.0
79,788	5.500%, due 01/20/41	90,329	0.0
282,098	5.500%, due 03/20/41	319,318	0.0
800,198	5.500%, due 04/20/41	902,026	0.0
1,380,292	5.500%, due 05/20/41	1,555,909	0.0
1,239,718	5.500%, due 06/20/41	1,400,820	0.0
40,806	6.000%, due 10/15/36	47,128	0.0
123,802	6.000%, due 08/15/37	142,960	0.0
197,126	6.000%, due 11/15/37	223,148	0.0
23,850	6.000%, due 12/15/37	27,019	0.0
60,202	6.000%, due 01/15/38	68,151	0.0
86,062	6.000%, due 01/15/38	97,423	0.0
318,748	6.000%, due 02/15/38	360,828	0.0
1,618	6.000%, due 02/15/38	1,832	0.0
70,537	6.000%, due 02/15/38	79,841	0.0
3,808	6.000%, due 04/15/38	4,327	0.0
529,295	6.000%, due 05/15/38	599,172	0.0
466,301	6.000%, due 05/15/38	527,963	0.0
74,143	6.000%, due 07/15/38	83,931	0.0
123,643	6.000%, due 09/15/38	139,980	0.0
138,508	6.000%, due 11/15/38	157,071	0.0
1,936,717	6.000%, due 08/20/40	2,198,663	0.1
6,139	7.000%, due 12/15/37	6,542	0.0
		273,644,562	7.9

	Other U.S. Agency Obligations: 0.9%
22,990,000	1.100%, due 11/06/18	22,918,018	0.7
1,500,000	1.875%, due 08/15/22	1,484,043	0.0
75,000	5.125%, due 08/25/16	78,185	0.0
10,000	6.150%, due 01/15/38	13,885	0.0
5,000,000	7.125%, due 05/01/30	7,204,650	0.2
		31,698,781	0.9

	Total U.S. Government Agency Obligations (Cost $1,114,046,728)	1,133,933,715	32.7

	Total Long-Term Investments (Cost $3,610,573,764)	3,679,599,555	106.2

SHORT-TERM INVESTMENTS: 3.8%
	Commercial Paper: 3.4%
10,000,000	Autozone Inc., 0.270%, 10/22/15	9,998,400	0.3
8,000,000	Becton, Dickinson and Company, 0.260%, 10/07/15	7,999,600	0.2
4,000,000	Campbell Soup Co., 0.190%, 10/19/15	3,999,600	0.1
4,500,000	Campbell Soup Co., 0.230%, 11/19/15	4,498,560	0.1
5,000,000	Campbell Soup Co., 0.240%, 12/07/15	4,997,750	0.1
10,000,000	Dominion, 0.280%, 10/26/15	9,998,000	0.3
15,000,000	Medtronic Global Holdings SCA, 0.220%, 10/05/15	14,999,550	0.4
8,000,000	Mondelez International, Inc., 0.300%, 11/12/15	7,997,200	0.2
9,250,000	Mondelez International, Inc., 0.270%, 10/27/15	9,248,150	0.3
10,000,000	Monsanto Company, 0.310%, 11/16/15	9,996,000	0.3
5,000,000	Monsanto Company, 0.300%, 11/12/15	4,998,250	0.2
12,000,000	Reuters, 0.260%, 11/05/15	11,996,880	0.4
11,000,000	St. Jude Medical, Inc., 0.260%, 10/30/15	10,997,690	0.3
8,000,000	St. Jude Medical, Inc., 0.320%, 12/15/15	7,994,720	0.2
		119,720,350	3.4

	Securities Lending Collateralcc: 0.3%
2,158,282	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,158,288, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,201,448, due 10/15/15-08/15/45)	2,158,282	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
454,347	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $454,349, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $463,434, due 10/01/15-09/09/49)	$454,347	0.0
2,158,282	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,158,288, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,201,448, due 11/15/15-07/15/37)	2,158,282	0.1
2,158,282	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,158,291, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,201,448, due 11/30/19-02/15/44)	2,158,282	0.0
2,158,282	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,158,290, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,201,448, due 11/15/15-07/20/65)	2,158,282	0.1
		9,087,475	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
4,042,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $4,042,000)	$4,042,000	0.1

	Total Short-Term Investments (Cost $132,821,654)	132,849,825	3.8

	Total Investments in Securities (Cost $3,743,395,418)	$3,812,449,380	110.0
	Liabilities in Excess of Other Assets	(345,244,718)	(10.0)
	Net Assets	$3,467,204,662	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $3,747,286,347.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,402,940
Gross Unrealized Depreciation	(29,239,907)

Net Unrealized Appreciation	$65,163,033

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$946,821,972	$–	$946,821,972
Collateralized Mortgage Obligations	–	48,087,077	–	48,087,077
Municipal Bonds	–	31,592,174	–	31,592,174
Short-Term Investments	4,042,000	128,807,825	–	132,849,825
U.S. Treasury Obligations	–	1,361,474,819	–	1,361,474,819
U.S. Government Agency Obligations	–	1,133,933,715	–	1,133,933,715
Asset-Backed Securities	–	23,790,998	–	23,790,998
Foreign Government Bonds	–	133,898,800	–	133,898,800
Total Investments, at fair value	$4,042,000	$3,808,407,380	$–	$3,812,449,380

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015